UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Biotechnology Discovery Fund
Class A [FBDIX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Biotechnology Discovery Fund returned -3.64%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Franklin Biotechnology Discovery Fund	PAGE 1	402-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	-3.64	2.16	1.93
Class A (with sales charge)	-8.93	1.01	1.36
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
*	Does not include derivatives, except purchased options, if any.
Franklin Biotechnology Discovery Fund	PAGE 2	402-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	402-ATSR-0625

Franklin Biotechnology Discovery Fund
Class C [FBTDX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$172	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Biotechnology Discovery Fund returned -4.36%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Franklin Biotechnology Discovery Fund	PAGE 1	242-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	-4.36	1.43	1.19
Class C (with sales charge)	-5.23	1.43	1.19
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
*	Does not include derivatives, except purchased options, if any.
Franklin Biotechnology Discovery Fund	PAGE 2	242-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	242-ATSR-0625

Franklin Biotechnology Discovery Fund
Class R6 [FRBRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$65	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Biotechnology Discovery Fund returned -3.31%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Franklin Biotechnology Discovery Fund	PAGE 1	342-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	-3.31	2.54	2.32
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
*	Does not include derivatives, except purchased options, if any.
Franklin Biotechnology Discovery Fund	PAGE 2	342-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	342-ATSR-0625

Franklin Biotechnology Discovery Fund
Advisor Class [FTDZX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$75	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Biotechnology Discovery Fund returned -3.41%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Franklin Biotechnology Discovery Fund	PAGE 1	42-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	-3.41	2.42	2.19
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
*	Does not include derivatives, except purchased options, if any.
Franklin Biotechnology Discovery Fund	PAGE 2	42-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Biotechnology Discovery Fund	PAGE 3	42-ATSR-0625

Franklin Core Plus Bond Fund
Class A [FRSTX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class A shares of Franklin Core Plus Bond Fund returned 6.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	194-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	6.98	3.37	2.00
Class A (with sales charge)	2.91	2.57	1.61
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Core Plus Bond Fund	PAGE 2	194-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	194-ATSR-0625

Franklin Core Plus Bond Fund
Class C [FSGCX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class C shares of Franklin Core Plus Bond Fund returned 6.53%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	294-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	6.53	2.95	1.58
Class C (with sales charge)	5.53	2.95	1.58
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Core Plus Bond Fund	PAGE 2	294-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	294-ATSR-0625

Franklin Core Plus Bond Fund
Class R [FKSRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class R shares of Franklin Core Plus Bond Fund returned 6.62%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	894-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	6.62	3.10	1.73
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Core Plus Bond Fund	PAGE 2	894-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	894-ATSR-0625

Franklin Core Plus Bond Fund
Class R6 [FGKNX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class R6 shares of Franklin Core Plus Bond Fund returned 7.35%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	314-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.35	3.74	2.38
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Core Plus Bond Fund	PAGE 2	314-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	314-ATSR-0625

Franklin Core Plus Bond Fund
Advisor Class [FKSAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period  May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$62	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Advisor Class shares of Franklin Core Plus Bond Fund returned 7.24%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.
Franklin Core Plus Bond Fund	PAGE 1	694-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	7.24	3.62	2.25
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
Effective December 11, 2024, the Fund changed its name and adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
*	Does not include derivatives, except purchased options, if any.
Franklin Core Plus Bond Fund	PAGE 2	694-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Core Plus Bond Fund	PAGE 3	694-ATSR-0625

Franklin Growth Opportunities Fund
Class A [FGRAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Growth Opportunities Fund returned 7.85%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Franklin Growth Opportunities Fund	PAGE 1	462-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	7.85	11.45	11.08
Class A (with sales charge)	1.91	10.20	10.45
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Opportunities Fund	PAGE 2	462-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	462-ATSR-0625

Franklin Growth Opportunities Fund
Class C [FKACX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$170	1.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Growth Opportunities Fund returned 7.03%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Franklin Growth Opportunities Fund	PAGE 1	562-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	7.03	10.61	10.26
Class C (with sales charge)	6.11	10.61	10.26
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Opportunities Fund	PAGE 2	562-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	562-ATSR-0625

Franklin Growth Opportunities Fund
Class R [FKARX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$118	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Franklin Growth Opportunities Fund returned 7.57%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Franklin Growth Opportunities Fund	PAGE 1	862-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	7.57	11.17	10.81
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Opportunities Fund	PAGE 2	862-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	862-ATSR-0625

Franklin Growth Opportunities Fund
Class R6 [FOPPX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$59	0.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Growth Opportunities Fund returned 8.19%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Franklin Growth Opportunities Fund	PAGE 1	352-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	8.19	11.82	11.50
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Opportunities Fund	PAGE 2	352-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	352-ATSR-0625

Franklin Growth Opportunities Fund
Advisor Class [FRAAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Growth Opportunities Fund returned 8.12%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Franklin Growth Opportunities Fund	PAGE 1	662-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	8.12	11.73	11.36
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
*	Does not include derivatives, except purchased options, if any.
Franklin Growth Opportunities Fund	PAGE 2	662-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Opportunities Fund	PAGE 3	662-ATSR-0625

Franklin Natural Resources Fund
Class A [FRNRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Natural Resources Fund returned -6.87%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Franklin Natural Resources Fund	PAGE 1	403-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	-6.87	18.07	0.64
Class A (with sales charge)	-11.99	16.74	0.07
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Natural Resources Fund	PAGE 2	403-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	403-ATSR-0625

Franklin Natural Resources Fund
Class C [FNCRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$167	1.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Natural Resources Fund returned -7.58%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Franklin Natural Resources Fund	PAGE 1	503-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	-7.58	17.18	-0.11
Class C (with sales charge)	-8.49	17.18	-0.11
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Natural Resources Fund	PAGE 2	503-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	503-ATSR-0625

Franklin Natural Resources Fund
Class R6 [FNCSX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$60	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Natural Resources Fund returned -6.56%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Franklin Natural Resources Fund	PAGE 1	803-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	-6.56	18.59	1.12
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Natural Resources Fund	PAGE 2	803-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	803-ATSR-0625

Franklin Natural Resources Fund
Advisor Class [FNRAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Natural Resources Fund returned -6.68%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Franklin Natural Resources Fund	PAGE 1	613-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	-6.68	18.37	0.89
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
*	Does not include derivatives, except purchased options, if any.
Franklin Natural Resources Fund	PAGE 2	613-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Natural Resources Fund	PAGE 3	613-ATSR-0625

Franklin Small Cap Growth Fund
Class A [FSGRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Small Cap Growth Fund returned -3.25%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Franklin Small Cap Growth Fund	PAGE 1	465-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	-3.25	7.33	7.01
Class A (with sales charge)	-8.58	6.12	6.41
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Growth Fund	PAGE 2	465-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	465-ATSR-0625

Franklin Small Cap Growth Fund
Class C [FCSGX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$175	1.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Small Cap Growth Fund returned -3.98%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Franklin Small Cap Growth Fund	PAGE 1	565-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	-3.98	6.55	6.23
Class C (with sales charge)	-4.94	6.55	6.23
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Growth Fund	PAGE 2	565-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	565-ATSR-0625

Franklin Small Cap Growth Fund
Class R [FSSRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$127	1.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Franklin Small Cap Growth Fund returned -3.50%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Franklin Small Cap Growth Fund	PAGE 1	865-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	-3.50	7.07	6.75
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Growth Fund	PAGE 2	865-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	865-ATSR-0625

Franklin Small Cap Growth Fund
Class R6 [FSMLX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Small Cap Growth Fund returned -2.88%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Franklin Small Cap Growth Fund	PAGE 1	335-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	-2.88	7.77	7.47
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Growth Fund	PAGE 2	335-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	335-ATSR-0625

Franklin Small Cap Growth Fund
Advisor Class [FSSAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$78	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Small Cap Growth Fund returned -3.05%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Franklin Small Cap Growth Fund	PAGE 1	665-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	-3.05	7.60	7.28
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Growth Fund	PAGE 2	665-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Growth Fund	PAGE 3	665-ATSR-0625

Franklin Small-Mid Cap Growth Fund
Class A [FRSGX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Small-Mid Cap Growth Fund returned 2.27%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Franklin Small-Mid Cap Growth Fund	PAGE 1	198-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	2.27	8.58	8.11
Class A (with sales charge)	-3.35	7.36	7.51
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth Fund	PAGE 2	198-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	198-ATSR-0625

Franklin Small-Mid Cap Growth Fund
Class C [FRSIX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$160	1.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Small-Mid Cap Growth Fund returned 1.52%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Franklin Small-Mid Cap Growth Fund	PAGE 1	298-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	1.52	7.76	7.30
Class C (with sales charge)	0.52	7.76	7.30
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth Fund	PAGE 2	298-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	298-ATSR-0625

Franklin Small-Mid Cap Growth Fund
Class R [FSMRX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$110	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Franklin Small-Mid Cap Growth Fund returned 2.04%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Franklin Small-Mid Cap Growth Fund	PAGE 1	898-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	2.04	8.32	7.85
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth Fund	PAGE 2	898-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	898-ATSR-0625

Franklin Small-Mid Cap Growth Fund
Class R6 [FMGGX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$51	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Small-Mid Cap Growth Fund returned 2.61%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Franklin Small-Mid Cap Growth Fund	PAGE 1	318-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.61	8.96	8.55
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth Fund	PAGE 2	318-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	318-ATSR-0625

Franklin Small-Mid Cap Growth Fund
Advisor Class [FSGAX]
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Small-Mid Cap Growth Fund returned 2.52%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Franklin Small-Mid Cap Growth Fund	PAGE 1	698-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2015 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.52	8.85	8.38
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
*	Does not include derivatives, except purchased options, if any.
Franklin Small-Mid Cap Growth Fund	PAGE 2	698-ATSR-0625

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small-Mid Cap Growth Fund	PAGE 3	698-ATSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2024 and April 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $399,408 in April 30, 2024 and $433,006 in April 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2024 and $0 in April 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in April 30, 2024 and $60,750 in April 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2024 and $0 in April 30, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in April 30, 2024 and $0 in April 30, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)      pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)      pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)      establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in April 30, 2024 and $377,023 in April 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Strategic Series
Financial Statements and Other Important Information
Annual | April 30, 2025
Franklin Biotechnology Discovery Fund
Franklin Core Plus Bond Fund (formerly, Franklin Strategic Income Fund)
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 139
Notes to Financial Statements 149
Report of Independent Registered Public Accounting Firm 189
Tax Information 191
Changes In and Disagreements with Accountants 192
Results of Meeting(s) of Shareholders 192
Remuneration Paid to Directors, Officers and Others 192
Board Approval of Management and Subadvisory Agreements 192

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $132.38 $112.50 $101.90 $163.50 $150.48
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.44) (0.48) (0.47) (0.75) (0.99)
Net realized and unrealized gains (losses) ........... (3.94) 20.36 11.21 (43.17) 38.85
Total from investment operations .................... (4.38) 19.88 10.74 (43.92) 37.86
Less distributions from:
Net investment income .......................... — — (0.14) (1.01) —
Net realized gains ............................. (11.76) — — (16.67) (24.84)
Total distributions ............................... (11.76) — (0.14) (17.68) (24.84)
Net asset value, end of year ....................... $116.24 $132.38 $112.50 $101.90 $163.50
Total return
c
................................... (3.64)% 17.67% 10.58% (28.56)% 24.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.02% 1.05% 1.06% 1.04% 0.98%
Expenses net of waiver and payments by affiliates ....... 1.01% 1.04%
d
1.06%
e
1.04%
d,e
0.97%
d
Net investment (loss) ............................ (0.33)% (0.41)% (0.45)% (0.54)% (0.58)%
Supplemental data
Net assets , end of year (000’s) ..................... $588,965 $705,301 $686,534 $705,915 $1,160,451
Portfolio turnover rate ............................ 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $121.21 $103.78 $94.59 $152.95 $143.00
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.31) (1.26) (1.16) (1.51) (2.16)
Net realized and unrealized gains (losses) ........... (3.51) 18.69 10.35 (40.18) 36.95
Total from investment operations .................... (4.82) 17.43 9.19 (41.69) 34.79
Less distributions from:
Net realized gains ............................. (11.76) — — (16.67) (24.84)
Net asset value, end of year ....................... $104.63 $121.21 $103.78 $94.59 $152.95
Total return
c
................................... (4.36)% 16.80% 9.75% (29.00)% 23.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.77% 1.80% 1.81% 1.66% 1.73%
Expenses net of waiver and payments by affiliates ....... 1.76% 1.79%
d
1.81%
e
1.66%
d,e
1.72%
d
Net investment (loss) ............................ (1.07)% (1.16)% (1.20)% (1.16)% (1.32)%
Supplemental data
Net assets , end of year (000’s) ..................... $17,197 $27,332 $29,573 $33,905 $64,801
Portfolio turnover rate ............................ 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $140.93 $119.33 $108.06 $172.21 $156.99
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 (0.06) (0.08) (0.23) (0.45)
Net realized and unrealized gains (losses) ........... (4.28) 21.66 11.94 (45.64) 40.51
Total from investment operations .................... (4.24) 21.60 11.86 (45.87) 40.06
Less distributions from:
Net investment income .......................... — — (0.59) (1.61) —
Net realized gains ............................. (11.76) — — (16.67) (24.84)
Total distributions ............................... (11.76) — (0.59) (18.28) (24.84)
Net asset value, end of year ....................... $124.93 $140.93 $119.33 $108.06 $172.21
Total return .................................... (3.31)% 18.10% 11.03% (28.29)% 24.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.76% 0.76% 0.80% 0.74% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.68%
c
0.65% 0.66%
c
0.64%
c
Net investment income (loss) ...................... 0.03% (0.05)% (0.08)% (0.16)% (0.25)%
Supplemental data
Net assets , end of year (000’s) ..................... $6,758 $10,333 $11,692 $9,614 $16,721
Portfolio turnover rate ............................ 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $138.67 $117.54 $106.46 $169.95 $155.30
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.09) (0.19) (0.22) (0.42) (0.59)
Net realized and unrealized gains (losses) ........... (4.20) 21.32 11.72 (44.99) 40.08
Total from investment operations .................... (4.29) 21.13 11.50 (45.41) 39.49
Less distributions from:
Net investment income .......................... — — (0.42) (1.41) —
Net realized gains ............................. (11.76) — — (16.67) (24.84)
Total distributions ............................... (11.76) — (0.42) (18.08) (24.84)
Net asset value, end of year ....................... $122.62 $138.67 $117.54 $106.46 $169.95
Total return .................................... (3.41)% 17.98% 10.86% (28.39)% 24.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.80% 0.81% 0.79% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.79%
c
0.81%
d
0.79%
c,d
0.72%
c
Net investment (loss) ............................ (0.07)% (0.15)% (0.20)% (0.29)% (0.33)%
Supplemental data
Net assets , end of year (000’s) ..................... $94,497 $131,350 $110,607 $110,726 $206,375
Portfolio turnover rate ............................ 21.87% 35.87% 24.08% 26.25% 47.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Biotechnology 81.4%
a,b
Abivax SA , ADR .................................... France 497,692 $ 3,543,567
a
Achieve Life Sciences, Inc. ............................ United States 897,273 2,332,910
a
Acumen Pharmaceuticals, Inc. ......................... United States 826,400 933,832
a
Akebia Therapeutics, Inc. ............................. United States 895,000 2,156,950
a
Alector, Inc. ........................................ United States 271,025 325,230
a
Alnylam Pharmaceuticals, Inc. .......................... United States 60,889 16,028,420
Amgen, Inc. ....................................... United States 179,411 52,194,248
a
AnaptysBio, Inc. .................................... United States 128,979 2,865,913
a
Apogee Therapeutics, Inc. ............................. United States 155,539 6,104,906
a,b
Applied Therapeutics, Inc. ............................. United States 740,200 302,890
a
Arcutis Biotherapeutics, Inc. ........................... United States 965,545 14,396,276
a
Argenx SE , ADR .................................... Netherlands 44,836 28,925,497
a
ARS Pharmaceuticals, Inc. ............................ United States 654,375 9,141,619
a,b
Artiva Biotherapeutics, Inc. ............................ South Korea 192,871 460,962
a
Ascendis Pharma A/S , ADR ........................... Denmark 203,340 34,657,270
a
Aura Biosciences, Inc. ................................ United States 780,216 4,548,659
a
Benitec Biopharma, Inc. .............................. Australia 1,218,454 16,558,790
a
Bridgebio Pharma, Inc. ............................... United States 135,675 5,204,493
a,b
CAMP4 Therapeutics Corp. ............................ United States 180,166 318,894
a,c
Carmot Therapeutics, Inc. ............................. United States 83,100 400,031
a
Centessa Pharmaceuticals plc , ADR ..................... United States 678,965 9,308,610
a
CG oncology, Inc. ................................... United States 211,553 5,699,238
a
Cogent Biosciences, Inc. .............................. United States 481,629 2,509,287
a
Crinetics Pharmaceuticals, Inc. ......................... United States 228,926 7,643,839
a
Cullinan Therapeutics, Inc. ............................ United States 483,951 4,007,114
a
Cytokinetics, Inc. .................................... United States 41,200 1,765,008
a
Day One Biopharmaceuticals, Inc. ....................... United States 851,469 6,624,429
a
Dyne Therapeutics, Inc. .............................. United States 288,652 3,403,207
a
Engene Holdings, Inc. ................................ Canada 272,359 1,127,566
a,b
Engene Holdings, Inc. ................................ Canada 108,678 449,927
Gilead Sciences, Inc. ................................ United States 502,212 53,505,666
a,b
HilleVax, Inc. ....................................... United States 691,356 1,341,231
a
IN8bio, Inc. ........................................ United States 2,090,200 353,244
a
Insmed, Inc. ....................................... United States 227,140 16,354,080
a
Jade Biosciences, Inc. ............................... United States 724,637 6,884,051
a
Janux Therapeutics, Inc. .............................. United States 186,502 6,191,866
a
Jasper Therapeutics, Inc. ............................. United States 195,441 1,072,971
a
Kura Oncology, Inc. .................................. United States 281,882 1,849,146
a
Kyverna Therapeutics, Inc. ............................ United States 244,900 565,719
a,c,d
Lycia Therapeutics, Inc. , C ............................ Japan 859,370 1,311,980
a
Merus NV ......................................... Netherlands 499,698 22,741,256
a
Mineralys Therapeutics, Inc. ........................... United States 645,332 9,170,168
a
Mirum Pharmaceuticals, Inc. ........................... United States 215,190 9,350,005
a
Neurocrine Biosciences, Inc. ........................... United States 159,830 17,212,093
a
Newamsterdam Pharma Co. NV ........................ Netherlands 92,300 1,765,699
a
Nuvalent, Inc. , A .................................... United States 56,254 4,317,495
a
Olema Pharmaceuticals, Inc. ........................... United States 772,189 3,984,495
a
ORIC Pharmaceuticals, Inc. ........................... United States 363,283 2,074,346
b
Oruka Therapeutics, Inc. .............................. United States 249,964 2,609,624
a
Praxis Precision Medicines, Inc. ........................ United States 113,704 4,279,819
a
PTC Therapeutics, Inc. ............................... United States 440,811 21,970,020
Regeneron Pharmaceuticals, Inc. ....................... United States 59,922 35,878,897
a
Sarepta Therapeutics, Inc. ............................ United States 83,578 5,215,267
a
Satellos Bioscience, Inc. .............................. Canada 1,161,960 547,856
a,b
Sionna Therapeutics, Inc. ............................. United States 181,100 2,178,633
a
Soleno Therapeutics, Inc. ............................. United States 9,500 711,170
a
Solid Biosciences, Inc. ............................... United States 449,300 1,487,183
a
Spyre Therapeutics, Inc. .............................. United States 273,800 4,169,974

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Syndax Pharmaceuticals, Inc. .......................... United States 462,649 $ 6,546,483
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 82,007 3,196,633
a
uniQure NV ........................................ Netherlands 696,400 10,278,864
a
Vaxcyte, Inc. ....................................... United States 210,139 7,531,382
a
Vertex Pharmaceuticals, Inc. ........................... United States 111,026 56,567,747
a
Xenon Pharmaceuticals, Inc. ........................... Canada 93,364 3,566,505
a
Zealand Pharma A/S , A ............................... Denmark 69,700 4,929,612
575,650,762
Health Care Providers & Services 2.1%
a
Guardant Health, Inc. ................................ United States 323,366 15,272,576
Life Sciences Tools & Services 1.6%
a
Avantor, Inc. ....................................... United States 383,929 4,987,238
Sartorius Stedim Biotech .............................. France 10,100 2,383,507
Thermo Fisher Scientific, Inc. .......................... United States 8,579 3,680,391
11,051,136
Pharmaceuticals 11.6%
a,b
Alto Neuroscience, Inc. ............................... United States 263,900 657,111
a
Alto Neuroscience, Inc. ............................... United States 165,070 411,024
AstraZeneca plc , ADR ................................ United Kingdom 205,062 14,721,401
a
Context Therapeutics, Inc. ............................. United States 1,479,200 1,282,466
a
Contineum Therapeutics, Inc. , A ........................ United States 572,025 2,351,023
Eli Lilly & Co. ...................................... United States 19,571 17,593,351
a
EyePoint Pharmaceuticals, Inc. ......................... United States 1,036,629 7,069,810
a
Jazz Pharmaceuticals plc ............................. United States 237,159 27,738,117
a,b
MBX Biosciences, Inc. ............................... United States 163,009 1,709,964
a
Ocular Therapeutix, Inc. .............................. United States 410,100 3,403,830
a
Structure Therapeutics, Inc. , ADR ....................... United States 193,854 5,234,058
a
Terns Pharmaceuticals, Inc. ........................... United States 31,256 103,145
82,275,300
Total Common Stocks (Cost $ 468,055,083 ) ...................................
684,249,774
Convertible Preferred Stocks 0.2%
Biotechnology 0.2%
a,c,d
Candid Therapeutics, Inc. , B ........................... United States 1,519,609 1,275,136
a
Total Convertible Preferred Stocks (Cost $ 1,823,531 ) ..........................
1,275,136
Preferred Stocks 0.3%
Life Sciences Tools & Services 0.3%
e
Sartorius AG , 0 .32% ................................. Germany 9,200 2,388,270
Total Preferred Stocks (Cost $ 4,184,034 ) .....................................
2,388,270
Warrants
Warrants 0.7%
Biotechnology 0.7%
a,c,d
Achieve Life Sciences, Inc. , 8/31/27 ..................... United States 2,181,025 210,672
a
Benitec Biopharma, Inc. , 2/20/49 ........................ Australia 310,881 4,224,842
a,c,d
IN8bio, Inc. , C , 10/04/27 .............................. United States 2,090,200 79,051
4,514,565

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc. , 7/07/27 ............................ United States 115,266 $ 28,816
Total Warrants (Cost $ 599,960 ) ..............................................
4,543,381
Shares
Escrows and Litigation Trusts 0.0%
a,c
Sanofi SA, Escrow Account ............................ France 2,333,755 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 474,662,608 ) .............................
692,456,561
a
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 17,698,635 17,698,635
Total Money Market Funds (Cost $ 17,698,635 ) ................................
17,698,635
h
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 6,416,814 6,416,814
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 6,416,814 ) ..........................................................
6,416,814
Total Short Term Investments (Cost $ 24,115,449 ) ..............................
24,115,449
a
Total Investments (Cost $ 498,778,057 ) 101.3% ................................
$716,572,010
Other Assets, less Liabilities (1.3) % .........................................
(9,155,744)
Net Assets 100.0% .........................................................
$707,416,266
a a a
See Abbreviations on page 188.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2025. See Note 1 ( e ).
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 ( f ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( e ) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021*
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.10 $8.23 $8.55 $9.44 $8.67
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.37 0.36 0.29 0.37
Net realized and unrealized gains (losses) ........... 0.18 (0.12) (0.31) (0.84) 0.75
Total from investment operations .................... 0.56 0.25 0.05 (0.55) 1.12
Less distributions from:
Net investment income .......................... (0.39) (0.38) (0.37) (0.34) (0.35)
Net asset value, end of year ....................... $8.27 $8.10 $8.23 $8.55 $9.44
Total return
c
................................... 6.98% 3.12% 0.73% (6.07)% 13.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.94% 0.94% 0.90% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.91%
d
0.89%
d
0.84%
d
0.86%
d
Net investment income ........................... 4.64% 4.55% 4.34% 3.11% 3.93%
Supplemental data
Net assets, end of year (000’s) ..................... $1,989,034 $2,079,060 $2,285,374 $2,609,533 $2,862,068
Portfolio turnover rate ............................ 156.08% 65.73%
e
69.77% 52.98% 111.72%
e
Portfolio turnover rate excluding mortgage dollar rolls .... 84.71%
f
55.51%
e,f
69.77% 41.46%
f
54.21%
e,f
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
*
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.11 $8.23 $8.55 $9.44 $8.67
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.34 0.32 0.25 0.33
Net realized and unrealized gains (losses) ........... 0.17 (0.12) (0.30) (0.84) 0.75
Total from investment operations .................... 0.52 0.22 0.02 (0.59) 1.08
Less distributions from:
Net investment income .......................... (0.35) (0.34) (0.34) (0.30) (0.31)
Net asset value, end of year ....................... $8.28 $8.11 $8.23 $8.55 $9.44
Total return
c
................................... 6.53% 2.80% 0.30% (6.48)% 12.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.34% 1.34% 1.29% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.26% 1.31%
d
1.29%
d
1.24%
d
1.26%
d
Net investment income ........................... 4.24% 4.14% 3.92% 2.70% 3.51%
Supplemental data
Net assets, end of year (000’s) ..................... $49,796 $64,894 $100,037 $171,374 $387,589
Portfolio turnover rate ............................ 156.08% 65.73%
e
69.77% 52.98% 111.72%
e
Portfolio turnover rate excluding mortgage dollar rolls .... 84.71%
f
55.51%
e,f
69.77% 41.46%
f
54.21%
e,f
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
*
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.06 $8.19 $8.51 $9.40 $8.63
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.35 0.33 0.27 0.34
Net realized and unrealized gains (losses) ........... 0.18 (0.12) (0.30) (0.85) 0.76
Total from investment operations .................... 0.54 0.23 0.03 (0.58) 1.10
Less distributions from:
Net investment income .......................... (0.37) (0.36) (0.35) (0.31) (0.33)
Net asset value, end of year ....................... $8.23 $8.06 $8.19 $8.51 $9.40
Total return .................................... 6.62% 2.87% 0.48% (6.33)% 12.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.19% 1.19% 1.15% 1.13%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.16%
c
1.14%
c
1.09%
c
1.11%
c
Net investment income ........................... 4.39% 4.30% 4.09% 2.86% 3.68%
Supplemental data
Net assets, end of year (000’s) ..................... $34,949 $36,034 $40,939 $48,447 $59,366
Portfolio turnover rate ............................ 156.08% 65.73%
d
69.77% 52.98% 111.72%
d
Portfolio turnover rate excluding mortgage dollar rolls .... 84.71%
e
55.51%
d,e
69.77% 41.46%
e
54.21%
d,e
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
e
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
*
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.11 $8.24 $8.56 $9.45 $8.68
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.40 0.39 0.32 0.40
Net realized and unrealized gains (losses) ........... 0.18 (0.12) (0.31) (0.84) 0.75
Total from investment operations .................... 0.59 0.28 0.08 (0.52) 1.15
Less distributions from:
Net investment income .......................... (0.42) (0.41) (0.40) (0.37) (0.38)
Net asset value, end of year ....................... $8.28 $8.11 $8.24 $8.56 $9.45
Total return .................................... 7.35% 3.49% 1.12% (5.72)% 13.45%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.58% 0.58% 0.55% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.55%
c
0.51%
c
0.48%
c
0.50%
c
Net investment income ........................... 4.99% 4.92% 4.73% 3.47% 4.30%
Supplemental data
Net assets, end of year (000’s) ..................... $130,729 $133,098 $132,950 $136,184 $132,736
Portfolio turnover rate ............................ 156.08% 65.73%
d
69.77% 52.98% 111.72%
d
Portfolio turnover rate excluding mortgage dollar rolls .... 84.71%
e
55.51%
d,e
69.77% 41.46%
e
54.21%
d,e
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
e
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
*
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.11 $8.24 $8.56 $9.45 $8.68
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.39 0.38 0.31 0.39
Net realized and unrealized gains (losses) ........... 0.17 (0.12) (0.31) (0.84) 0.75
Total from investment operations .................... 0.58 0.27 0.07 (0.53) 1.14
Less distributions from:
Net investment income .......................... (0.41) (0.40) (0.39) (0.36) (0.37)
Net asset value, end of year ....................... $8.28 $8.11 $8.24 $8.56 $9.45
Total return .................................... 7.24% 3.37% 0.98% (5.83)% 13.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.69% 0.69% 0.65% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.66%
c
0.64%
c
0.59%
c
0.61%
c
Net investment income ........................... 4.89% 4.80% 4.59% 3.36% 4.18%
Supplemental data
Net assets, end of year (000’s) ..................... $263,738 $272,301 $311,142 $390,465 $462,624
Portfolio turnover rate ............................ 156.08% 65.73%
d
69.77% 52.98% 111.72%
d
Portfolio turnover rate excluding mortgage dollar rolls .... 84.71%
e
55.51%
d,e
69.77% 41.46%
e
54.21%
d,e
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for prior year information.
e
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Core Plus Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 125,940,079 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 12,532,821 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 290,577 12,349
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 16,788 750,386
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 5,288 13,749
Birch Permian Holdings, Inc. ........................... United States 46,176 262,049
275,798
Total Common Stocks (Cost $ 12,356,573 ) ....................................
1,038,533
Management Investment Companies 1.0%
Capital Markets 1.0%
a,d,e
Franklin BSP Real Estate Debt BDC ..................... United States 892,886 24,292,230
Total Management Investment Companies (Cost $ 23,230,313 ) ..................
24,292,230
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 1,440 1,787
Oil, Gas & Consumable Fuels 0.0%
a,b
Canvas Energy, Inc. , 10/01/25 .......................... United States 9 —
Software 0.0%
a,b,c
WorkCapital BSD SARL , 2/13/26 ........................ Luxembourg 6,000,000 —
Total Warrants (Cost $ 751,272 ) ..............................................
1,787
Principal
Amount
*
Corporate Bonds 50.5%
Aerospace & Defense 1.0%
f
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 1,000,000 1,019,904
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 750,000 766,295
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 5,000,000 4,674,166
Senior Note , 5.15% , 5/01/30 ......................... United States 8,100,000 8,180,448
f
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 4,825,000 4,887,634
f
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 3,600,000 3,576,438
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 2,100,000 2,111,540
25,216,425
Air Freight & Logistics 0.0%
†
f
FedEx Corp. , Senior Bond , 144A, 4.05% , 2/15/48 ........... United States 1,200,000 866,607
Automobile Components 0.3%
f
Adient Global Holdings Ltd. ,
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 650,000 616,462

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
f
Adient Global Holdings Ltd., (continued)
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 2,000,000 $ 2,019,366
f
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 United States 5,000,000 5,001,746
7,637,574
Automobiles 0.1%
f
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .. United States 1,300,000 1,310,637
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 1,525,000 1,463,247
2,773,884
Banks 6.1%
f
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 2,100,000 2,147,039
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 3,000,000 2,631,350
Bank of America Corp. ,
Senior Bond , 2.299% to 7/20/31, FRN thereafter , 7/21/32 ... United States 3,500,000 3,008,967
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 8,000,000 7,754,600
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 9,500,000 9,487,142
f
BNP Paribas SA , Senior Preferred Note , 144A, 5.176% to
1/08/29, FRN thereafter , 1/09/30 ...................... France 6,500,000 6,591,874
f
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 7,900,000 7,605,147
Citigroup, Inc. ,
Senior Bond , 4.412% to 3/30/30, FRN thereafter , 3/31/31 ... United States 5,600,000 5,499,779
Senior Note , 5.61% to 9/28/25, FRN thereafter , 9/29/26 ..... United States 15,500,000 15,554,562
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 8,300,000 7,506,596
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 5,850,000 5,923,614
JPMorgan Chase & Co. ,
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 9,400,000 8,509,761
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 3,400,000 2,920,335
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 2,500,000 2,521,858
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 5,100,000 5,282,738
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........
Canada 1,800,000 1,848,696
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 6,700,000 6,468,248
f
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 7,500,000 6,506,133
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 7,200,000 6,966,608
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 9,900,000 9,991,538
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 7,900,000 7,946,226
f
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 5,300,000 4,748,682
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 7,400,000 7,811,572
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 4,400,000 4,489,507
149,722,572

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.2%
f
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. , Senior
Secured Note , 144A, 4.375% , 4/30/29 .................. United States 5,000,000 $ 4,750,746
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 4,000,000 3,789,761
Senior Bond , 5.25% , 3/02/33 ......................... United States 6,600,000 6,671,624
10,461,385
Broadline Retail 0.2%
a ,f ,g ,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 10,914,248 —
a ,f ,g ,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 4,807,777 —
f
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 4,500,000 4,121,533
4,121,533
Building Products 0.3%
f
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 1,000,000 1,015,359
f
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 2,900,000 2,903,897
f
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 500,000 502,308
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 1,000,000 1,006,481
f
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 1,600,000 1,621,350
7,049,395
Capital Markets 3.3%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 7,800,000 7,997,257
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 6,500,000 5,601,194
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 9,800,000 9,900,392
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 3,400,000 3,395,126
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 3,000,000 2,890,394
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 4,650,000 4,574,529
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 10,000,000 9,789,298
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 5,000,000 4,218,462
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 1,900,000 1,919,965
f
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 11,800,000 10,107,485
f
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 2,400,000 2,467,923
f
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 2,600,000 2,709,387
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ......................... Switzerland 4,000,000 4,004,192
f
Senior Note , 144A, 2.193% to 6/04/25, FRN thereafter , 6/05/26 Switzerland 1,000,000 997,470
f
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 3,050,000 3,058,777
f
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 8,150,000 8,204,503
81,836,354
Chemicals 0.8%
f
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 1,500,000 1,485,217

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 3,500,000 $ 2,522,355
Celanese US Holdings LLC , Senior Note , 6.415% , 7/15/27 ....
United States 3,085,000 3,112,777
f
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 2,000,000 2,017,500
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 6,600,000 6,246,080
f
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 2,800,000 2,850,198
f
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ... Brazil 1,400,000 1,284,058
19,518,185
Commercial Services & Supplies 0.6%
f
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 6,000,000 5,729,187
f
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 3,000,000 2,859,799
f
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 800,000 818,225
f
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 4,600,000 4,726,721
14,133,932
Construction & Engineering 0.2%
f
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 4,600,000 4,329,006
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 400,000 407,974
4,736,980
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 7,700,000 6,622,193
American Express Co. , Senior Bond , 5.442% to 1/29/35, FRN
thereafter , 1/30/36 ................................. United States 10,000,000 10,097,239
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 8,600,000 8,456,099
f
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 6,000,000 6,146,229
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 2,300,000 2,201,526
Senior Note , 9% , 1/15/29 ........................... United States 4,600,000 4,793,424
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 3,300,000 3,045,441
41,362,151
Consumer Staples Distribution & Retail 0.2%
f
Cencosud SA , Senior Note , 144A, 5.95% , 5/28/31 ........... Chile 600,000 610,993
f
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 3,300,000 3,386,684
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 1,400,000 1,374,811
5,372,488
Containers & Packaging 0.5%
f
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 3,300,000 3,376,947
f
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 850,000 844,972
f
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 ........ United States 4,000,000 4,033,016
f
Trivium Packaging Finance BV , Senior Secured Note , 144A,
5.5% , 8/15/26 .................................... Netherlands 2,000,000 1,982,282

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 3,600,000 $ 3,077,956
13,315,173
Distributors 0.1%
f
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 2,700,000 2,834,282
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 950,000 969,814
3,804,096
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 7,500,000 7,077,687
Diversified REITs 0.4%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 5,000,000 4,701,875
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 5,000,000 4,953,013
9,654,888
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 5,000,000 4,127,761
Senior Bond , 3.65% , 9/15/59 ......................... United States 4,000,000 2,648,698
f
Iliad Holding SASU ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 2,000,000 2,026,154
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 2,075,000 2,105,880
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..
United States 8,400,000 7,172,596
18,081,089
Electric Utilities 2.5%
f
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,400,000 1,376,367
Duke Energy Corp. ,
Senior Bond , 2.45% , 6/01/30 ......................... United States 6,200,000 5,572,099
Senior Bond , 3.75% , 9/01/46 ......................... United States 1,600,000 1,157,194
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 1,000,000 1,016,683
Exelon Corp. ,
Senior Bond , 4.05% , 4/15/30 ......................... United States 13,400,000 13,052,356
Senior Bond , 4.45% , 4/15/46 ......................... United States 1,400,000 1,132,487
f
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 5,000,000 5,001,479
Pacific Gas and Electric Co. , Senior Secured Bond , 3.25% ,
6/01/31 ......................................... United States 6,000,000 5,355,689
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 .......................... United States 5,000,000 4,054,275
Senior Note , 5.5% , 3/15/29 .......................... United States 6,100,000 6,333,268
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 820,000 879,411
f
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 5,000,000 4,814,103
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 6,000,000 5,870,939
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 2,900,000 2,795,168
Senior Bond , 5.45% , 8/15/33 ......................... United States 4,500,000 4,519,862
62,931,380

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 .................
United States 1,900,000 $ 1,825,721
Electronic Equipment, Instruments & Components 0.8%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 5,000,000 4,662,103
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 7,100,000 6,993,656
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 4,000,000 3,722,519
f
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 3,400,000 3,419,146
18,797,424
Energy Equipment & Services 0.4%
f
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 1,900,000 1,887,215
f
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 5,000,000 5,082,863
f
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .. United States 4,000,000 3,913,101
10,883,179
Entertainment 0.2%
f
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 2,800,000 EUR 3,307,392
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 308,809 316,798
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 2,100,000 1,962,233
5,586,423
Financial Services 0.8%
a ,h ,i
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 ,
Senior Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ),
2/14/24 ......................................... Brazil 11,513,000 BRL —
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 4,900,000 5,103,916
f
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 2,575,000 2,520,964
f
GGAM Finance Ltd. , Senior Note , 144A, 5.875% , 3/15/30 ..... Ireland 2,000,000 1,991,060
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 3,900,000 3,929,663
f
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 5,800,000 5,827,695
19,373,298
Food Products 1.1%
f
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ... Mexico 2,000,000 1,447,265
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 4,000,000 3,992,698
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5% , 1/15/27 .......................... United States 4,800,000 4,633,547
Senior Note , 3% , 2/02/29 ........................... United States 1,500,000 1,411,126
Senior Note , 3.625% , 1/15/32 ........................ United States 3,500,000 3,168,848
f
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 8,580,000 8,617,307
f
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 3,100,000 3,127,898
26,398,689
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 2,800,000 1,817,737
Ground Transportation 0.6%
f
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 900,000 902,361
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 1,600,000 1,317,263
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 4,000,000 3,702,523

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
f
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 2,800,000 $ 2,796,635
f
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 5,000,000 5,127,468
13,846,250
Health Care Equipment & Supplies 0.7%
f
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 7,000,000 7,280,350
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 4,700,000 4,338,006
f
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 5,600,000 5,659,360
17,277,716
Health Care Providers & Services 2.5%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 3,000,000 2,933,792
Senior Note , 2.45% , 7/15/28 ......................... United States 2,300,000 2,116,230
Senior Note , 4.625% , 12/15/29 ....................... United States 2,300,000 2,219,605
Senior Note , 3.375% , 2/15/30 ........................ United States 1,400,000 1,276,343
Senior Note , 2.625% , 8/01/31 ........................ United States 5,300,000 4,480,623
f
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 3,700,000 3,611,386
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 3,300,000 3,077,954
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 1,000,000 1,033,758
f
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 1,500,000 1,537,570
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 4,000,000 3,420,278
Senior Bond , 5.3% , 6/01/33 .......................... United States 3,000,000 2,980,478
Senior Bond , 2.7% , 8/21/40 .......................... United States 6,300,000 4,278,801
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 8,000,000 7,446,762
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ..........
United States 1,400,000 992,576
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 ...................
United States 11,900,000 11,126,953
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 460,000 459,647
f
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 5,000,000 4,796,899
f
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 441,136 342,352
g
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 675,154 613,375
g
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 3,783,708 2,531,941
61,277,323
Health Care REITs 0.2%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% ,
5/15/36 ......................................... United States 2,200,000 2,117,747
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 4,000,000 2,655,082
f
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 600,000 610,082
5,382,911
Hotel & Resort REITs 0.4%
f
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 2,000,000 1,966,178
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 6,300,000 6,285,244

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
f
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 525,000 $ 517,797
8,769,219
Hotels, Restaurants & Leisure 1.6%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 6,000,000 5,467,845
f
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 6,000,000 6,227,295
f
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 4,000,000 3,696,674
Senior Note , 144A, 6% , 10/15/32 ..................... United States 600,000 566,021
f
Carnival Corp. , Senior Note , 144A, 5.75% , 3/15/30 .......... United States 5,000,000 4,968,366
f
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75% , 11/15/29 ................................... Canada 800,000 793,901
f
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 1,800,000 1,758,824
f
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 1,500,000 1,489,581
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,518,936
f
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 2,100,000 2,120,569
f
Viking Cruises Ltd. , Senior Note , 144A, 7% , 2/15/29 ......... United States 2,400,000 2,410,856
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Bond , 144A, 5.125% , 10/01/29 ........................ United States 5,000,000 4,826,201
39,845,069
Household Durables 0.5%
f
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 5,000,000 5,052,150
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 4,900,000 4,696,839
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 4,000,000 3,745,112
13,494,101
Household Products 0.1%
f
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 2,000,000 1,802,433
Independent Power and Renewable Electricity Producers 1.2%
f
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ........... Chile 4,600,000 4,678,780
f
Atlantica Sustainable Infrastructure plc , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 5,000,000 4,754,092
f
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 5,300,000 4,722,688
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 3,000,000 3,110,779
Senior Bond , 6.125% , 1/15/34 ........................ United States 2,000,000 2,103,271
f
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 4,300,000 3,771,859
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 7,200,000 7,694,642
30,836,111
Insurance 2.1%
f
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 4,500,000 4,588,002
f
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 3,100,000 3,122,272
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 6,000,000 6,048,180

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
(continued)
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 1,900,000 $ 1,930,205
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 10,000,000 7,144,073
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 2,075,000 2,085,142
f
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 2,100,000 2,193,638
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,200,000 2,243,392
f
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 9,600,000 9,831,483
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 3,000,000 2,981,492
f
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 6,400,000 6,584,874
f
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 3,700,000 3,868,104
52,620,857
Interactive Media & Services 0.4%
f
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,150,000 1,149,517
f
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ..... China 9,100,000 8,265,858
9,415,375
IT Services 0.8%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 5,600,000 5,296,319
f
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 3,100,000 3,172,779
f
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ..................... United States 7,000,000 6,905,767
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 3,800,000 3,567,945
18,942,810
Machinery 0.3%
f
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 3,400,000 3,453,995
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 1,625,000 1,649,375
f
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,900,000 2,778,557
7,881,927
Media 2.1%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 15,900,000 13,813,489
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 2,400,000 2,335,829
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 300,000 300,436
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 5,200,000 5,136,189
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 6,000,000 5,804,332
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 5,500,000 5,853,019
f
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 4,400,000 4,500,472
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 4,700,000 4,348,548
Paramount Global , Senior Bond , 4.2% , 5/19/32 .............
United States 7,300,000 6,534,420
f
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 2,750,000 2,724,026
51,350,760

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining 1.0%
f
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 3,200,000 $ 3,010,354
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 1,200,000 1,128,948
f
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 3,000,000 2,759,963
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 900,000 886,662
f
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT , Senior Bond , 144A, 5.45% , 5/15/30 ........... Indonesia 6,900,000 6,951,426
f
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 1,100,000 1,117,020
f
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 7,950,000 8,010,347
23,864,720
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
A , Senior Note , 4.35% , 8/15/32 ....................... United States 3,200,000 3,019,158
C , Senior Note , 3.375% , 4/01/30 ...................... United States 7,800,000 7,328,073
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 5,700,000 5,757,584
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 2,225,000 2,236,468
18,341,283
Oil, Gas & Consumable Fuels 5.8%
f
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 8,700,000 7,626,822
f
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 4,969,000 5,081,498
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 4,400,000 4,521,000
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 8,200,000 7,440,593
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 1,600,000 1,594,438
f
Chord Energy Corp. , Senior Note , 144A, 6.75% , 3/15/33 ...... United States 1,850,000 1,802,718
f
Civitas Resources, Inc. ,
Senior Note , 144A, 8.625% , 11/01/30 .................. United States 1,000,000 964,848
Senior Note , 144A, 8.75% , 7/01/31 .................... United States 3,300,000 3,140,868
f
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 2,400,000 1,640,676
f
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 750,000 664,487
f
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 6,600,000 6,085,683
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 6,700,000 6,920,470
Energy Transfer LP ,
Senior Bond , 3.75% , 5/15/30 ......................... United States 7,300,000 6,899,549
Senior Note , 6.4% , 12/01/30 ......................... United States 6,000,000 6,383,545
f
Senior Note , 144A, 6% , 2/01/29 ...................... United States 4,000,000 4,045,406
f
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 ...................................
United Arab
Emirates 2,211,450 1,950,448
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 2,500,000 2,508,030
f
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 1,200,000 1,203,525
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 2,700,000 2,744,656
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 5,000,000 4,890,375
f
Matador Resources Co. ,
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 5,400,000 5,207,991
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 2,100,000 1,987,437
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 9,100,000 8,863,556
ONEOK, Inc. ,
Senior Bond , 5.375% , 6/01/29 ........................ United States 10,900,000 11,086,270
f
Senior Note , 144A, 5.625% , 1/15/28 ................... United States 1,700,000 1,733,712

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 10,000,000 $ 9,865,565
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29
United States 4,000,000 3,794,556
f
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 9,000,000 9,811,153
f
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ................................... United States 2,600,000 2,338,383
f
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 5,500,000 5,309,073
f
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 900,000 924,942
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 900,000 924,050
f
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 3,600,000 3,740,620
143,696,943
Paper & Forest Products 0.4%
Suzano Austria GmbH ,
Senior Bond , 3.75% , 1/15/31 ......................... Brazil 7,100,000 6,422,226
DM3N , Senior Bond , 3.125% , 1/15/32 .................. Brazil 4,400,000 3,754,559
10,176,785
Passenger Airlines 0.2%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 1,733,500 1,717,930
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 3,330,000 3,343,150
f
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 700,000 707,681
5,768,761
Personal Care Products 0.5%
f
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75% ,
1/15/29 ......................................... United States 8,000,000 7,704,075
f
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 3,175,000 3,178,341
f
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ..... United States 1,700,000 1,536,259
12,418,675
Pharmaceuticals 1.1%
f
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 11,700,000 11,479,373
f
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 3,200,000 3,331,152
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 3,500,000 3,457,396
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ............
United States 5,300,000 3,896,359
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 4,000,000 3,891,305
26,055,585
Real Estate Management & Development 0.2%
f
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 3,950,000 3,845,461
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 2,600,000 2,590,111
Semiconductors & Semiconductor Equipment 0.4%
f
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 7,400,000 7,659,215

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
f
Foundry JV Holdco LLC, (continued)
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 1,565,000 $ 1,597,572
9,256,787
Software 0.0%
†
f
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 750,000 749,852
Specialized REITs 0.3%
f
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 8,200,000 8,428,977
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 1,900,000 1,864,358
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 7,800,000 7,801,347
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 4,500,000 4,447,312
12,248,659
Textiles, Apparel & Luxury Goods 0.2%
f
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 3,400,000 3,526,414
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 1,820,000 1,773,432
5,299,846
Tobacco 0.3%
f
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 United Kingdom 289,000 288,410
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 7,200,000 7,375,709
7,664,119
Trading Companies & Distributors 0.7%
f
Beacon Roofing Supply, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 2,300,000 2,311,699
f
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 4,100,000 4,190,934
f
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 4,900,000 4,958,976
f
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 5,000,000 5,072,310
16,533,919
Transportation Infrastructure 0.0%
†
f ,j
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 3 .03% ,
9/30/36 ......................................... United States 920,000 654,046
Wireless Telecommunication Services 1.1%
f
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 4,500,000 4,215,233
a ,j
Digicel Group Holdings Ltd. ,
29 .594% , 11/17/33 ................................ Bermuda 677,343 21,434
26 .13% , 11/17/33 ................................. Bermuda 72,906 8,936
T-Mobile USA, Inc. ,
Senior Bond , 3.3% , 2/15/51 .......................... United States 4,800,000 3,156,297
Senior Note , 3.875% , 4/15/30 ........................ United States 13,400,000 12,934,008
f
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 5,600,000 5,971,476
26,307,384
Total Corporate Bonds (Cost $ 1,295,491,073 ) .................................
1,247,616,128

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests 2.3%
Aerospace & Defense 0.0%
†
l
GOAT Holdco LLC, First Lien, CME Term Loan, B , 7.32% ,
( 1-month SOFR + 3% ), 1/27/32 ....................... United States 240,000 $ 236,820
Air Freight & Logistics 0.1%
l
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 1,250,636 1,162,310
l
Automobile Components 0.1%
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 7.072% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 769,941 756,147
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.186% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 349,736 323,812
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.552% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 724,039 675,040
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
13.052% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 1,029,361 877,530
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.822% , ( 1-month SOFR + 3.5% ), 2/13/30 ...... United States 434,595 435,138
3,067,667
a a a a a a
Automobiles 0.0%
†
l
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.172% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 752,173 594,217
Beverages 0.0%
†
l
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.549% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 532,270 528,877
Broadline Retail 0.0%
†
l
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 319,439 318,541
l
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 6.822% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 603,336 603,863
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.822% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 1,144,932 948,324
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.799% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 220,784 218,531
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.572% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 404,199 398,621
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.572% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 275,862 270,799
2,440,138
a a a a a a
l
Capital Markets 0.1%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.319% , ( 1-month SOFR + 3% ), 7/31/28 .......... United States 573,942 568,065
Citadel Securities LP, First Lien, 2024 CME Term Loan , 6.325% ,
( 1-month SOFR + 2% ), 10/31/31 ...................... United States 703,779 703,656
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.322% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 246,449 245,846
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.299% , ( 3-month SOFR + 3% ), 3/05/29 ................ United States 742,500 741,520
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.313% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 403,069 398,089
2,657,176
a a a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.072% ,
( 1-month SOFR + 2.75% ), 9/09/31 ..................... United States 309,208 $ 309,208
Albaugh LLC, First Lien, Initial CME Term Loan , 8.063% ,
( 3-month SOFR + 3.75% ), 4/06/29 ..................... United States 377,084 367,657
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.329% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 256,905 250,757
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.859% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 481,590 455,502
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.572% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 801,732 752,425
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.672% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 400,022 344,020
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B , 7.322% , ( 1-month SOFR +
3% ), 12/31/29 .................................... United States 185,848 185,834
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.554% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 496,358 493,876
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 .............. United States 403,120 399,936
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 543,933 488,732
4,047,947
a a a a a a
Commercial Services & Supplies 0.1%
l
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan , 8.172% , ( 1-month SOFR + 3.75% ), 5/12/28 ......... United States 634,282 634,403
l
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.299% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 827,794 829,160
Cimpress USA, Inc., First Lien, 2024-2 Refinancing Term Loan,
B1 , 6.825% , 5/17/28 ............................... Ireland 463,931 450,012
l
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.562% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 1,038,863 854,387
2,767,962
a a a a a a
l
Construction & Engineering 0.0%
†
Chromalloy Corp., First Lien, CME Term Loan , 8.038% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 372,188 367,163
Radar Bidco SARL, First Lien, USD CME Term Loan, B2 , 8.035% ,
( 3-month SOFR + 3.75% ), 4/04/31 ..................... Luxembourg 292,392 288,006
655,169
a a a a a a
Consumer Finance 0.0%
†
l
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1 ,
7.325% , ( TSFR1M + 3% ), 11/17/31 .................... United States 755,961 752,060
l
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024-2 Replacement CME
Term Loan , 7.821% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 6/09/31 .................................... United States 746,255 742,005
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 7.071% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 400,200 399,499
m
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.548% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 580,976 576,985
m,n
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.48% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 305 303

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Containers & Packaging (continued)
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.227% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 1,394,602 $ 1,261,766
2,980,558
a a a a a a
l
Distributors 0.1%
Core & Main LP, First Lien, CME Term Loan, D , 6.27% , ( 6-month
SOFR + 2% ), 7/27/28 ............................... United States 458,810 459,383
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 726,855 722,145
1,181,528
a a a a a a
Electrical Equipment 0.0%
†
l
Roper Industrial Products Investment Co. LLC, First Lien, Dollar
CME Term Loan, D , 7.049% , ( 3-month SOFR + 2.75% ),
11/22/29 ........................................ United States 740,628 735,074
Entertainment 0.0%
†
l,m
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.186% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 690,617 676,407
l
Food Products 0.1%
Aspire Bakeries Holdings LLC, First Lien, Initial CME Term Loan ,
8.572% , ( 1-month SOFR + 4.25% ), 12/22/30 ............. United States 274,350 275,035
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
6.237% , ( 6-month SOFR + 2% ), 9/30/31 ................ United Kingdom 729,927 725,701
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B , 7.535% , ( 3-month SOFR +
3.25% ), 4/02/29 ................................... United States 760,804 752,519
1,753,255
a a a a a a
l
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2025 Amended USD CME
Term Loan , 7.293% , ( 3-month SOFR + 3% ), 8/16/29 ....... Luxembourg 88,197 88,280
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 208,965 208,361
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
6.799% , ( 3-month SOFR + 2.5% ), 7/21/28 ............... United States 63,879 63,695
g
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 336,512 166,087
g
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 6.061% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 243,681 35,790
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 373,072 362,423
924,636
a a a a a a
l
Health Care Providers & Services 0.2%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.571% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 623,757 621,695
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.802% , ( 3-month SOFR + 2.5% ), 11/08/32 ......... United States 266,240 265,169
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.88% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 643,420 393,201
Pacific Dental Services, Inc., First Lien, CME Term Loan , 7.07% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 404,777 401,774
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.825% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 347,377 345,519

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Health Care Providers & Services (continued)
g
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
7.939% , ( 1-month SOFR + 3.5% ), 1/31/29 ............... United States 958,129 $ 929,225
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.07% , ( 1-month SOFR + 2.75% ), 12/19/30 ..... United States 58,068 57,977
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.688% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 979,859 971,099
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.572% , ( 1-month SOFR + 2.25% ), 10/22/29 ............. United States 188,701 188,229
4,173,888
a a a a a a
l
Hotels, Restaurants & Leisure 0.2%
Bally's Corp., First Lien, CME Term Loan, B , 7.784% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 657,835 571,767
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.563% , ( 3-month SOFR + 2.25% ), 2/06/30 ... United States 302,902 299,419
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.563% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 321,443 299,399
Entain plc, First Lien, CME Term Loan, B3 , 7.053% , ( 3-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 248,125 248,331
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
8.305% , ( 12-month SOFR + 4% ), 1/28/32 ................ United States 643,857 630,378
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.571% , ( 1-month SOFR + 4.25% ), 12/04/31 ............. United States 210,810 211,507
m
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.053% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 522,990 505,470
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.549% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 200,340 194,380
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.285% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 748,202 742,591
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.822% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 176,394 175,630
3,878,872
a a a a a a
Household Durables 0.0%
†
l
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.549% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 183,159 179,077
l
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.322% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 300,000 299,499
Calpine Corp., First Lien, 2024 CME Term Loan , 6.072% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 498,747 497,315
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 6.818% , ( 3-month SOFR + 2.5% ), 12/11/31 ... United States 134,193 133,990
930,804
a a a a a a
l
Insurance 0.1%
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.322% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 282,417 279,770
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 7.822% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 782,580 783,519
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.422% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 238,363 230,747
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.672% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 86,964 84,526
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.686% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 500,693 461,264

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Insurance (continued)
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.322% , ( 1-month SOFR + 3% ), 6/16/31 ................ United States 745,075 $ 742,500
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.313% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 432,295 430,776
3,013,102
a a a a a a
l
IT Services 0.1%
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.072% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 636,588 624,652
m
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.572% , ( 1-month
SOFR + 3.25% ), 3/05/32 ............................ United States 750,000 745,714
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 151,321 143,566
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.575% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 102,413 90,114
1,604,046
a a a a a a
l
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.824% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 742,481 720,515
m
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan , 8.422% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 560,902 542,207
1,262,722
a a a a a a
l
Media 0.1%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.827% , ( 1-month SOFR + 3.5%; 3-month SOFR +
3.5% ), 3/24/31 .................................... United States 496,256 494,790
Gray Media, Inc., First Lien, CME Term Loan, D , 7.438% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 773,445 716,663
1,211,453
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
l
Starwood Property Mortgage LLC, First Lien, CME Term Loan,
B4 , 6.572% , ( 1-month SOFR + 2.25% ), 1/02/30 ........... United States 249,375 249,376
l
Oil, Gas & Consumable Fuels 0.0%
†
EPIC Crude Services LP, First Lien, CME Term Loan , 7.256% ,
( 3-month SOFR + 3% ), 10/15/31 ...................... United States 466,121 466,206
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.963% , ( 12-month SOFR + 2.75% ), 2/22/30 ............. United States 522,820 523,343
989,549
a a a a a a
l
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.522% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 294,007 288,428
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 611,442 595,520
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
6.269% , ( 3-month SOFR + 2% ), 10/01/31 ................ United States 425,820 425,156
United Airlines, Inc., First Lien, CME Term Loan, B , 6.275% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 264,159 263,871
1,572,975
a a a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Personal Care Products 0.0%
†
l
KDC/ONE Development Corp., Inc., First Lien, 2024-2
Refinancing Dollar CME Term Loan , 8.322% , ( 1-month SOFR +
4% ), 8/15/28 ..................................... Canada 93,750 $ 93,609
Pharmaceuticals 0.0%
†
l
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan , 6.57% , ( 1-month SOFR + 2.25% ), 5/19/31 .......... United States 297,370 285,475
l
Professional Services 0.1%
EAB Global, Inc., First Lien, CME Term Loan , 7.322% , ( 1-month
SOFR + 3% ), 8/16/30 ............................... United States 742,500 729,736
Maximus, Inc., First Lien, CME Term Loan, B , 6.322% , ( 1-month
SOFR + 2% ), 5/30/31 ............................... United States 281,108 279,000
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 ......... United States 264,122 258,014
1,266,750
a a a a a a
Software 0.1%
l
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.822% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 628,195 623,483
l
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.549% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 772,122 646,757
l
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 8.295% ,
( 3-month SOFR + 4% ), 12/09/31 ...................... United States 148,456 148,456
l
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.061% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 281,906 281,789
l
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
7.78% , ( 3-month SOFR + 3.5% ), 12/01/27 ............... United States 119,382 119,807
l
McAfee Corp., First Lien, CME Term Loan, B1 , 7.319% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 637,619 601,090
a,h
WorkCapital BSD SARL, Term Loan , 6.5% , 1/01/38 .......... Luxembourg 20,000,000 —
2,421,382
a a a a a a
l
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.053% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 419,612 417,862
g
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.425% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 3,025,172 2,057,117
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.572% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 443,902 435,135
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.811% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 650,000 569,094
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 7.936% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 620,037 580,023
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 7.672% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 849,291 798,334
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.575% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 525,299 513,341
5,370,906
a a a a a a
l
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.791% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 570,717 520,959
Hanesbrands, Inc., First Lien, CME Term Loan, B , 7.072% ,
( 1-month SOFR + 2.75% ), 3/08/32 ..................... United States 576,375 572,773
1,093,732
a a a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.0%
†
l,m
Gogo Intermediate Holdings LLC, First Lien, Initial CME Term
Loan , 8.186% , ( 1-month SOFR + 3.75% ), 5/01/28 ......... United States 500,000 $ 475,155
Total Senior Floating Rate Interests (Cost $ 79,794,182 ) ........................
57,553,215
o
Marketplace Loans 1.2%
a
Financial Services 1.2%
a a a a a a
Total Marketplace Loans (Cost $ 35,851,397 ) ..................................
29,226,804
Foreign Government and Agency Securities 2.3%
f
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ......................................... Supranational
p
13,600,000 12,682,850
f
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
p
11,500,000 11,293,287
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ....
Colombia 55,750,000,000 COP 12,997,795
f
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 9,500,000 8,150,388
f
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 1,700,000 1,754,692
f
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 South Korea 3,400,000 3,431,343
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 3,200,000 3,207,047
f
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 Romania 4,700,000 4,012,340
Total Foreign Government and Agency Securities (Cost $ 68,631,409 ) ............
57,529,742
U.S. Government and Agency Securities 17.2%
FFCB , 2.1%, 2/25/36 .................................
United States 7,700,000 6,029,065
U.S. Treasury Bonds ,
4.125%, 8/15/44 .................................. United States 15,000,000 13,907,813
2.875%, 5/15/49 .................................. United States 18,400,000 13,342,875
4.25%, 8/15/54 ................................... United States 126,200,000 117,030,781
U.S. Treasury Notes ,
q
Index Linked, 0.625%, 1/15/26 ....................... United States 27,000,000 36,230,446
4%, 2/15/26 ..................................... United States 23,000,000 22,996,928
2.375%, 4/30/26 .................................. United States 100,000 98,524
3.625%, 5/15/26 .................................. United States 3,500,000 3,491,137
4.375%, 8/15/26 .................................. United States 12,100,000 12,190,514
1.875%, 2/28/27 .................................. United States 48,200,000 46,712,578
2.75%, 7/31/27 ................................... United States 39,000,000 38,289,316
3.875%, 11/30/27 ................................. United States 43,700,000 44,005,559
2.875%, 5/15/28 .................................. United States 17,000,000 16,649,375
4.5%, 5/31/29 .................................... United States 51,300,000 52,911,141
Total U.S. Government and Agency Securities (Cost $ 425,904,686 ) ..............
423,886,052
Asset-Backed Securities 3.6%
Financial Services 3.6%
f ,l
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 6.153% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 1,812,000 1,832,467
f ,l
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.681% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 5,210,000 5,222,010
f ,l
Bain Capital Credit CLO Ltd. , 2022-2A , A1 , 144A, FRN , 5.592% ,
( 3-month SOFR + 1.32% ), 4/22/35 . .................... United States 3,200,000 3,194,469
f ,l
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A , BR , 144A, FRN , 6.218% , ( 3-month SOFR + 1.962% ),
10/15/30 ........................................ United States 300,000 300,229

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f,l
Carlyle Global Market Strategies CLO Ltd., (continued)
2014-2RA , B , 144A, FRN , 6.41% , ( 3-month SOFR + 2.087% ),
5/15/31 ......................................... United States 580,000 $ 580,271
f ,l
CIFC Funding Ltd. , 2020-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.412% ), 7/15/36 . ........................... United States 6,090,000 6,100,549
f ,r
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 0.652% , 1/15/45 ............... United States 13,533 13,012
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 16,968 7,879
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 15,035 11,764
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 9,493 7,587
f ,l
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.558% ,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 30,321,000 30,230,601
f ,l
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.468% ,
( 3-month SOFR + 2.212% ), 7/15/31 . ................... United States 3,070,000 3,068,472
f
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 11,876,236 11,398,426
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 4,302,787 3,972,304
f ,l
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.006% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 3,800,000 3,808,952
f ,l
LCM XVII LP , 17A , BRR , 144A, FRN , 6.118% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 4,590,000 4,591,915
f ,l
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.488% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 2,699,546 2,704,426
f ,r
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796% , 3/15/26 ............... United States 11,701 6,725
2020-PT2 , A , 144A, FRN , 9.444% , 4/15/26 ............... United States 7,720 3,232
2020-PT3 , A , 144A, FRN , 7.183% , 5/15/26 ............... United States 583 406
f ,l
Voya CLO Ltd. ,
2013-2A , A2AR , 144A, FRN , 5.943% , ( 3-month SOFR +
1.662% ), 4/25/31 .................................. United States 2,200,000 2,208,335
2013-2A , BR , 144A, FRN , 6.393% , ( 3-month SOFR + 2.112% ),
4/25/31 ......................................... United States 5,770,000 5,771,905
2016-1A , BR , 144A, FRN , 6.331% , ( 3-month SOFR + 2.062% ),
1/20/31 ......................................... United States 590,000 589,056
2019-3A , AR , 144A, FRN , 5.621% , ( 3-month SOFR + 1.342% ),
10/17/32 ........................................ United States 2,445,117 2,445,729
88,070,721
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 398,850 397,504
Total Asset-Backed Securities (Cost $ 89,260,060 ) .............................
88,468,225
Commercial Mortgage-Backed Securities 2.9%
Financial Services 2.9%
r ,s
BANK , 2020-BN26 , XA , IO, FRN , 1.306% , 3/15/63 .......... United States 26,740,926 1,171,616
r ,s
BANK5 , 2025-5YR14 , XA , IO, FRN , 0.984% , 4/15/58 ........ United States 50,201,492 2,149,904
f ,r ,s
BANK5 Trust , 2025-5YR13 , XA , IO, 144A, FRN , 1.284% , 1/15/58 United States 49,412,903 2,186,501
r ,s
BBCMS Mortgage Trust ,
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 38,521,236 1,671,070
2025-5C33 , XA , IO, FRN , 1.039% , 3/15/58 ............... United States 53,601,724 1,878,344
r ,s
Benchmark Mortgage Trust ,
2020-B20 , XA , IO, FRN , 1.695% , 10/15/53 ............... United States 39,082,881 2,141,504
2020-B22 , XA , IO, FRN , 1.616% , 1/15/54 ................ United States 26,578,114 1,805,552
2024-V12 , XA , IO, FRN , 1.068% , 12/15/57 ............... United States 51,024,787 1,792,011
2025-V13 , XA , IO, FRN , 1.132% , 2/15/58 ................ United States 46,939,000 1,693,367
2025-V14 , XA , IO, FRN , 0.768% , 4/15/57 ................ United States 78,377,000 2,645,286

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
r ,s
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.24% , 12/15/57 ................ United States 47,163,396 $ 1,963,931
2025-5C9 , XA , IO, FRN , 0.924% , 4/15/58 ................ United States 73,112,521 2,284,021
f ,l
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 5.136% , ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 2,480,000 2,457,978
2021-VOLT , B , 144A, FRN , 5.386% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 3,890,000 3,851,026
2022-LP2 , A , 144A, FRN , 5.335% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 5,660,293 5,655,409
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 2,540,000 2,501,531
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 1,618,597 1,592,888
r
COMM Mortgage Trust ,
2015-CR26 , B , FRN , 4.636% , 10/10/48 ................. United States 2,851,000 2,795,313
2015-PC1 , AM , FRN , 4.29% , 7/10/50 ................... United States 1,217,000 1,202,366
CSAIL Commercial Mortgage Trust ,
r
2015-C2 , AS , FRN , 3.849% , 6/15/57 ................... United States 1,534,000 1,525,576
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 1,434,512 1,428,975
r,s
2021-C20 , XA , IO, FRN , 1.114% , 3/15/54 ................ United States 39,524,479 1,723,271
GS Mortgage Securities Trust ,
f,r
2013-GC13 , AS , 144A, FRN , 4.009% , 7/10/46 ............ United States 2,451,219 2,415,523
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 1,150,000 1,130,220
r
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , B , FRN , 3.397% , 8/15/49 ........................ United States 1,858,000 1,689,291
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801% , 8/15/48 ....................... United States 2,071,153 2,056,755
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 3,761,000 3,716,538
Morgan Stanley Bank of America Merrill Lynch Trust ,
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 1,360,000 1,346,624
r,s
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/30 ................ United States 39,345,625 1,912,343
r ,s
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.402% ,
5/15/54 ......................................... United States 37,514,244 1,924,578
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 1,360,000 1,351,459
r
2016-C32 , B , FRN , 4.856% , 1/15/59 ................... United States 1,698,000 1,676,341
r,s
2025-5C3 , XA , IO, FRN , 1.049% , 1/15/58 ................ United States 42,014,036 1,456,572
r
WFRBS Commercial Mortgage Trust , 2014-C23 , B , FRN , 4.425% ,
10/15/57 ........................................ United States 1,881,000 1,764,110
70,557,794
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 70,087,010 ) ..............
70,557,794
Mortgage-Backed Securities 32.0%
t
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.473%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 7,295 7,422
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.4%
FHLMC Gold Pool, 20 Year , 5%, 5/01/27 - 5/01/30 ........... United States 53,317 53,955
FHLMC Gold Pool, 30 Year , 4.5%, 10/01/40 ............... United States 31,768 31,524
FHLMC Gold Pool, 30 Year , 5%, 3/01/34 - 2/01/38 ........... United States 188,348 190,922
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 6/01/36 ......... United States 289,774 298,156
FHLMC Gold Pool, 30 Year , 6%, 6/01/33 - 6/01/37 ........... United States 131,098 135,813
FHLMC Gold Pool, 30 Year , 6.5%, 12/01/25 - 6/01/36 ........ United States 26,780 28,158
FHLMC Gold Pool, 30 Year , 7%, 8/01/32 .................. United States 1,307 1,366

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/26 - 1/01/31 ......... United States 1,189 $ 1,237
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 32,363,613 25,721,863
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 34,025,685 31,790,287
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 52,071,197 49,916,003
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 24,009,478 24,045,322
132,214,606
t
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.729%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 26,457 27,200
Federal National Mortgage Association (FNMA) Fixed Rate 18.9%
FNMA, 15 Year , 2.5%, 7/01/27 ......................... United States 25,678 25,242
FNMA, 20 Year , 4.5%, 3/01/28 ......................... United States 7,516 7,495
FNMA, 20 Year , 5%, 1/01/26 - 6/01/31 .................... United States 79,673 80,453
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 98,731,629 78,498,923
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 14,240,458 12,545,579
FNMA, 30 Year , 3.5%, 8/01/52 ......................... United States 32,552,076 29,645,927
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 7,079,435 6,725,023
FNMA, 30 Year , 4.5%, 2/01/41 ......................... United States 104,859 103,979
FNMA, 30 Year , 5%, 10/01/35 .......................... United States 222,413 224,917
FNMA, 30 Year , 5%, 4/01/53 ........................... United States 22,909,562 22,493,317
FNMA, 30 Year , 5.5%, 9/01/33 - 12/01/35 ................. United States 330,321 339,161
FNMA, 30 Year , 6%, 6/01/34 - 5/01/38 .................... United States 629,592 649,506
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 22,420,369 22,794,300
FNMA, 30 Year , 6.5%, 3/01/28 - 10/01/37 ................. United States 93,353 97,606
FNMA, 30 Year , 7.5%, 10/01/29 ......................... United States 1,353 1,395
FNMA, 30 Year , 8%, 12/01/25 .......................... United States 12 12
u
Uniform Mortgage-Backed Securities , 2% , TBA, 5/25/55 ...... United States 48,779,000 38,702,625
u
Uniform Mortgage-Backed Securities , 2.5% , TBA, 5/25/55 ..... United States 137,251,000 114,121,910
u
Uniform Mortgage-Backed Securities , 3% , TBA, 5/25/55 ...... United States 62,541,000 54,286,507
u
Uniform Mortgage-Backed Securities , 3.5% , TBA, 5/25/55 ..... United States 22,979,000 20,741,352
u
Uniform Mortgage-Backed Securities , 5.5% , TBA, 5/25/55 ..... United States 50,590,000 50,488,692
u
Uniform Mortgage-Backed Securities , 6% , TBA, 5/25/55 ...... United States 14,660,000 14,873,559
467,447,480
Government National Mortgage Association (GNMA) Fixed Rate 7.7%
GNMA I, Single-family, 30 Year , 5%, 6/15/34 - 7/15/34 ........ United States 28,877 29,204
GNMA I, Single-family, 30 Year , 5.5%, 2/15/33 - 6/15/36 ...... United States 138,407 140,618
GNMA I, Single-family, 30 Year , 6%, 8/15/36 ............... United States 9,387 9,804
GNMA I, Single-family, 30 Year , 6.5%, 2/15/29 .............. United States 240 241
GNMA I, Single-family, 30 Year , 7%, 5/15/28 ............... United States 11 11
GNMA I, Single-family, 30 Year , 7.5%, 1/15/26 - 5/15/27 ...... United States 113 114
GNMA I, Single-family, 30 Year , 8%, 7/15/26 ............... United States 10 10
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 57,160 58,158
u
GNMA II, Single-family, 30 Year , 5%, 5/15/55 ............... United States 18,439,000 18,091,622
GNMA II, Single-family, 30 Year , 5.5%, 6/20/34 ............. United States 30,511 31,277
u
GNMA II, Single-family, 30 Year , 5.5%, 5/15/55 ............. United States 63,403,000 63,388,881
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 33,782 35,179
u
GNMA II, Single-family, 30 Year , 6%, 5/15/55 ............... United States 83,098,000 84,068,559
GNMA II, Single-family, 30 Year , 6.5%, 7/20/28 - 12/20/31 ..... United States 17,536 18,277
u
GNMA II, Single-family, 30 Year , 6.5%, 5/15/55 ............. United States 23,635,000 24,167,621
GNMA II, Single-family, 30 Year , 7.5%, 4/20/32 ............. United States 4,832 5,001
190,044,577
Total Mortgage-Backed Securities (Cost $ 788,607,634 ) .........................
789,741,285

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 2.7%
Financial Services 2.7%
f
BRAVO Residential Funding Trust ,
r
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 2,184,694 $ 2,094,824
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 1,047,735 1,056,765
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 1,086,923 1,095,886
f ,l
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN ,
5.654% , ( 30-day SOFR Average + 1.3% ), 2/25/56 ......... United States 2,428,746 2,410,796
f ,r
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 523,162 501,705
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 1,277,127 1,206,887
f ,r
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ......................................... United States 2,968,837 2,946,673
f ,l
Connecticut Avenue Securities Trust ,
2025-R01 , 1M1 , 144A, FRN , 5.453% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 2,202,406 2,196,598
2025-R02 , 1A1 , 144A, FRN , 5.353% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 1,241,842 1,237,017
2025-R03 , 2A1 , 144A, FRN , 5.804% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 2,188,229 2,197,802
f
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 .. United States 910,007 914,995
f ,l
FHLMC STACR REMIC Trust , 2025-DNA1 , A1 , 144A, FRN ,
5.304% , ( 30-day SOFR Average + 0.95% ), 1/25/45 ........ United States 3,037,050 3,023,964
l
FNMA Connecticut Avenue Securities ,
2015-C02 , 1M2 , FRN , 8.468% , ( 30-day SOFR Average +
4.114% ), 5/25/25 .................................. United States 3,064,702 3,064,984
2015-C03 , 1M2 , FRN , 9.468% , ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................. United States 3,710,509 3,734,335
2016-C01 , 1M2 , FRN , 11.218% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 431,513 445,109
2017-C04 , 2M2 , FRN , 7.318% , ( 30-day SOFR Average +
2.964% ), 11/25/29 ................................. United States 3,102,488 3,132,946
f
Imperial Fund Mortgage Trust , 2023-NQM1 , A1 , 144A, 5.941% ,
2/25/68 ......................................... United States 2,103,294 2,106,151
f
J.P. Morgan Mortgage Trust ,
r
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 3,417,534 3,044,478
2024-CES1 , A1A , 144A, 6.191% , 6/25/54 ................ United States 1,473,497 1,479,446
f ,m ,r
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 726,000 732,235
f ,r
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 4,412,645 4,329,146
f
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 2,453,679 2,473,559
f
OBX Trust ,
r
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 965,856 865,407
2024-NQM2 , A1 , 144A, 5.878% , 12/25/63 ............... United States 1,410,782 1,416,397
2024-NQM3 , A1 , 144A, 6.129% , 12/25/63 ............... United States 1,757,265 1,770,060
2024-NQM8 , A1 , 144A, 6.233% , 5/25/64 ................ United States 2,931,808 2,960,547
f ,r
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 1,569,898 1,395,582
f ,r
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 1,330,013 1,148,494
f ,r
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 8,994,891 8,055,524
f
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 568,790 574,375

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
Verus Securitization Trust, (continued)
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................... United States 1,836,670 $ 1,853,712
65,466,399
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 68,610,976 ) ...............
65,466,399
Agency Commercial Mortgage-Backed Securities 1.6%
Financial Services 1.6%
s
FHLMC ,
5070 , HI , IO, 3.5% , 2/25/51 .......................... United States 32,433,178 6,219,957
5125 , IL , IO, 4.5% , 11/15/47 .......................... United States 24,980,656 5,384,610
l
FNMA ,
2024-105 , KF , FRN , 5.354% , ( 30-day SOFR Average + 1% ),
1/25/55 ......................................... United States 11,781,009 11,766,798
2024-87 , FB , FRN , 5.454% , ( 30-day SOFR Average + 1.1% ),
12/25/54 ........................................ United States 11,586,921 11,556,237
s
GNMA , 2024-79 , IN , IO, 3% , 11/20/51 .................... United States 23,588,862 4,846,707
39,774,309
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 39,634,868 ) .......
39,774,309
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 620,001 8,787
b
Mesquite Energy, Inc., Escrow Account ................... United States 6,000,000 120,000
Total Escrows and Litigation Trusts (Cost $ 5,707,489 ) .........................
128,787
Total Long Term Investments (Cost $ 3,003,918,942 ) ...........................
2,895,281,290
a
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
d,v
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 20,674,651 20,674,651
Total Money Market Funds (Cost $ 20,674,651 ) ................................
20,674,651
Total Short Term Investments (Cost $ 20,674,651 ) ..............................
20,674,651
a
Total Investments (Cost $ 3,024,593,593 ) 118.1% ...............................
$2,915,955,941
Other Assets, less Liabilities (18.1) % ........................................
(447,710,372)
Net Assets 100.0% .........................................................
$2,468,245,569
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 7 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security is a business development company. See Note 1(f).

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $872,559,304, representing 35.4% of net assets.
g
Income may be received in additional securities and/or cash.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
i
The coupon rate shown represents the rate at period end.
j
The rate shown represents the yield at period end.
k
See Note 1(i) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
n
See Note 8 regarding unfunded loan commitments.
o
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
p
A supranational organization is an entity formed by two or more central governments through international treaties.
q
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(k).
r
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
s
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
t
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
u
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
v
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Core Plus Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At April 30, 2025, the Fund had the following marketplace loans outstanding. See Note 1(g).
Description
Principal
Amount Value
Marketplace Loans - 1.2%
Block, Inc.
a
7275604.SQ.FTS.B , 5 .374% , 6/01/25 .... $ 1,145 $ 752
a
7277031.SQ.FTS.B , 5 .754% , 6/01/25 .... 18,000 11,975
a
7275495.SQ.FTS.B , 6 .005% , 6/01/25 .... 356 252
a
7278877.SQ.FTS.B , 6 .403% , 6/03/25 .... 532 367
a
7280873.SQ.FTS.B , 5 .192% , 6/04/25 .... 5,514 182
a
7282931.SQ.FTS.B , 5 .377% , 6/04/25 .... 7,273 5,441
a
7281601.SQ.FTS.B , 5 .409% , 6/04/25 .... 1,132 22
a
7282811.SQ.FTS.B , 6 .248% , 6/04/25 .... 794 23
a
7281210.SQ.FTS.B , 6 .261% , 6/04/25 .... 901 20
a
7286507.SQ.FTS.B , 4 .652% , 6/05/25 .... 3,133 2,244
a
7286088.SQ.FTS.B , 4 .653% , 6/05/25 .... 7,748 3,643
a
7285398.SQ.FTS.B , 5 .433% , 6/05/25 .... 1,657 1,022
a
7287176.SQ.FTS.B , 6 .006% , 6/05/25 .... 5,152 148
a
7284693.SQ.FTS.B , 6 .007% , 6/05/25 .... 1,404 28
a
7287732.SQ.FTS.B , 6 .184% , 6/05/25 .... 300 198
a
7287144.SQ.FTS.B , 6 .267% , 6/05/25 .... 1,419 960
a
7290056.SQ.FTS.B , 5 .377% , 6/06/25 .... 5,162 152
a
7289261.SQ.FTS.B , 5 .565% , 6/06/25 .... 1,039 40
a
7289438.SQ.FTS.B , 6 .235% , 6/06/25 .... 85 58
a
7299621.SQ.FTS.B , 4 .654% , 6/08/25 .... 35,438 13,973
a
7300176.SQ.FTS.B , 6 .008% , 6/08/25 .... 1,773 1,179
a
7302047.SQ.FTS.B , 6 .258% , 6/09/25 .... 1,177 704
a
7303540.SQ.FTS.B , 5 .565% , 6/10/25 .... 1,343 145
a
7303522.SQ.FTS.B , 6 .265% , 6/10/25 .... 335 26
a
7314543.SQ.FTS.B , 5 .191% , 6/12/25 .... 3,475 1,361
a
7314341.SQ.FTS.B , 5 .195% , 6/12/25 .... 48 38
a
7309945.SQ.FTS.B , 6 .018% , 6/12/25 .... 707 479
a
7316842.SQ.FTS.B , 4 .743% , 6/13/25 .... 4,356 900
a
7317981.SQ.FTS.B , 5 .434% , 6/13/25 .... 1,348 312
a
7314697.SQ.FTS.B , 5 .559% , 6/13/25 .... 3,749 53
a
7318018.SQ.FTS.B , 5 .564% , 6/13/25 .... 6,392 105
a
7316232.SQ.FTS.B , 5 .566% , 6/13/25 .... 2,568 2,316
a
7316730.SQ.FTS.B , 6 .005% , 6/13/25 .... 1,950 1,310
a
7316192.SQ.FTS.B , 6 .014% , 6/13/25 .... 184 140
a
7323332.SQ.FTS.B , 5 .563% , 6/14/25 .... 2,206 1,435
a
7323718.SQ.FTS.B , 6 .006% , 6/14/25 .... 3,869 96
a
7323102.SQ.FTS.B , 6 .167% , 6/14/25 .... 871 512
a
7327791.SQ.FTS.B , 4 .748% , 6/15/25 .... 8,988 146
a
7324925.SQ.FTS.B , 5 .182% , 6/15/25 .... 1,334 52
a
7326332.SQ.FTS.B , 5 .384% , 6/15/25 .... 98 90
a
7328914.SQ.FTS.B , 5 .566% , 6/16/25 .... 10,484 274
a
7329210.SQ.FTS.B , 6 .42% , 6/17/25 ..... 3,315 107
a
7333816.SQ.FTS.B , 4 .655% , 6/18/25 .... 2,308 1,984
a
7332668.SQ.FTS.B , 5 .185% , 6/18/25 .... 645 569
a
7334014.SQ.FTS.B , 5 .459% , 6/18/25 .... 1,044 28
Description
Principal
Amount Value
Block, Inc. (continued)
a
7330422.SQ.FTS.B , 6 .162% , 6/18/25 .... $ 625 $ 186
a
7336581.SQ.FTS.B , 4 .937% , 6/19/25 .... 49,530 1,365
a
7335932.SQ.FTS.B , 5 .566% , 6/19/25 .... 8,474 404
a
7334863.SQ.FTS.B , 5 .763% , 6/19/25 .... 1,344 438
a
7339897.SQ.FTS.B , 4 .653% , 6/20/25 .... 3,395 1,463
a
7338883.SQ.FTS.B , 5 .567% , 6/20/25 .... 4,925 3,494
a
7340806.SQ.FTS.B , 6 .008% , 6/20/25 .... 3,592 113
a
7345521.SQ.FTS.B , 5 .752% , 6/21/25 .... 294 272
a
7344575.SQ.FTS.B , 6 .009% , 6/21/25 .... 4,105 233
a
7346393.SQ.FTS.B , 6 .164% , 6/21/25 .... 62,612 1,525
a
7348505.SQ.FTS.B , 6 .038% , 6/22/25 .... 567 326
a
7348520.SQ.FTS.B , 6 .176% , 6/22/25 .... 72 57
a
7351981.SQ.FTS.B , 4 .654% , 6/23/25 .... 17,215 628
a
7352490.SQ.FTS.B , 4 .752% , 6/23/25 .... 1,988 409
a
7352850.SQ.FTS.B , 6 .257% , 6/24/25 .... 12,690 215
a
7353560.SQ.FTS.B , 4 .654% , 6/25/25 .... 4,057 3,380
a
7353901.SQ.FTS.B , 6 .167% , 6/25/25 .... 4,759 57
a
7360937.SQ.FTS.B , 4 .654% , 6/27/25 .... 3,439 2,510
a
7359726.SQ.FTS.B , 4 .769% , 6/27/25 .... 423 232
a
7359006.SQ.FTS.B , 5 .439% , 6/27/25 .... 2,767 128
a
7369711.SQ.FTS.B , 5 .388% , 6/29/25 .... 883 560
a
7371597.SQ.FTS.B , 4 .651% , 6/30/25 .... 469 444
a
7370708.SQ.FTS.B , 5 .189% , 6/30/25 .... 262 242
a
7371685.SQ.FTS.B , 5 .752% , 6/30/25 .... 3,456 114
a
7370367.SQ.FTS.B , 5 .764% , 6/30/25 .... 1,662 39
a
7370851.SQ.FTS.B , 6 .02% , 6/30/25 ..... 664 78
a
7372921.SQ.FTS.B , 4 .948% , 7/02/25 .... 988 777
a
7375076.SQ.FTS.B , 5 .374% , 7/02/25 .... 6,384 2,678
a
7377813.SQ.FTS.B , 5 .76% , 7/03/25 ..... 5,830 61
a
7386559.SQ.FTS.B , 5 .745% , 7/05/25 .... 41 35
a
7387529.SQ.FTS.B , 5 .372% , 7/06/25 .... 631 126
a
7389966.SQ.FTS.B , 4 .756% , 7/08/25 .... 1,331 64
a
7389892.SQ.FTS.B , 5 .193% , 7/08/25 .... 2,230 1,770
a
7391169.SQ.FTS.B , 5 .756% , 7/08/25 .... 1,302 1,056
a
7392524.SQ.FTS.B , 5 .193% , 7/09/25 .... 579 483
a
7401342.SQ.FTS.B , 5 .566% , 7/11/25 .... 1,652 1,455
a
7402047.SQ.FTS.B , 5 .75% , 7/11/25 ..... 5,039 72
a
7401076.SQ.FTS.B , 6 .161% , 7/11/25 .... 4,234 105
a
7405917.SQ.FTS.B , 4 .938% , 7/12/25 .... 1,239 995
a
7405039.SQ.FTS.B , 5 .377% , 7/12/25 .... 6,254 5,124
a
7408312.SQ.FTS.B , 5 .753% , 7/15/25 .... 141 121
a
7409774.SQ.FTS.B , 4 .938% , 7/16/25 .... 4,863 4,618
a
7411525.SQ.FTS.B , 6 .169% , 7/16/25 .... 1,444 148
a
7412366.SQ.FTS.B , 4 .654% , 7/17/25 .... 6,472 5,607
a
7412344.SQ.FTS.B , 4 .707% , 7/17/25 .... 253 92

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7412972.SQ.FTS.B , 5 .377% , 7/17/25 .... $ 6,512 $ 4,390
a
7416105.SQ.FTS.B , 4 .939% , 7/18/25 .... 2,940 1,724
a
7417924.SQ.FTS.B , 5 .566% , 7/18/25 .... 5,269 115
a
7418257.SQ.FTS.B , 5 .758% , 7/18/25 .... 2,553 1,332
a
7418385.SQ.FTS.B , 5 .997% , 7/18/25 .... 153 142
a
7422446.SQ.FTS.B , 5 .773% , 7/20/25 .... 1,376 28
a
7423387.SQ.FTS.B , 5 .574% , 7/21/25 .... 1,914 45
a
7423408.SQ.FTS.B , 5 .757% , 7/21/25 .... 4,786 3,365
a
7424195.SQ.FTS.B , 4 .654% , 7/22/25 .... 704 677
a
7426750.SQ.FTS.B , 4 .758% , 7/22/25 .... 1,835 29
a
7425587.SQ.FTS.B , 6 .416% , 7/22/25 .... 7,187 4,729
a
7428814.SQ.FTS.B , 4 .659% , 7/23/25 .... 1,540 1,385
a
7430504.SQ.FTS.B , 4 .654% , 7/24/25 .... 68,115 907
a
7432399.SQ.FTS.B , 6 .014% , 7/24/25 .... 777 412
a
7432611.SQ.FTS.B , 6 .412% , 7/24/25 .... 419 283
a
7438053.SQ.FTS.B , 5 .566% , 7/25/25 .... 9,004 205
a
7441625.SQ.FTS.B , 4 .937% , 7/26/25 .... 27,215 9,686
a
7443079.SQ.FTS.B , 6 .271% , 7/28/25 .... 1,382 833
a
7447048.SQ.FTS.B , 4 .749% , 7/29/25 .... 43,825 578
a
7446590.SQ.FTS.B , 5 .377% , 7/29/25 .... 8,070 610
a
7459076.SQ.FTS.B , 5 .76% , 8/01/25 ..... 852 470
a
7459816.SQ.FTS.B , 6 .008% , 8/01/25 .... 2,238 1,809
a
7461359.SQ.FTS.B , 6 .162% , 8/02/25 .... 10,885 84
a
7462768.SQ.FTS.B , 5 .187% , 8/03/25 .... 6,264 4,449
a
7464949.SQ.FTS.B , 4 .654% , 8/05/25 .... 14,665 11,966
a
7470030.SQ.FTS.B , 4 .649% , 8/06/25 .... 650 615
a
7468484.SQ.FTS.B , 4 .653% , 8/06/25 .... 27,792 654
a
7471403.SQ.FTS.B , 4 .935% , 8/06/25 .... 1,789 1,692
a
7473372.SQ.FTS.B , 5 .189% , 8/07/25 .... 14,441 12,464
a
7473943.SQ.FTS.B , 5 .377% , 8/07/25 .... 2,690 790
a
7476687.SQ.FTS.B , 4 .656% , 8/08/25 .... 5,403 4,310
a
7481366.SQ.FTS.B , 5 .975% , 8/09/25 .... 90 76
a
7483714.SQ.FTS.B , 5 .453% , 8/10/25 .... 442 187
a
7483269.SQ.FTS.B , 6 .13% , 8/10/25 ..... 79 67
a
7484428.SQ.FTS.B , 5 .189% , 8/11/25 .... 4,409 2,144
a
7483959.SQ.FTS.B , 5 .756% , 8/11/25 .... 2,817 65
a
7488630.SQ.FTS.B , 5 .555% , 8/13/25 .... 455 382
a
7488673.SQ.FTS.B , 5 .581% , 8/13/25 .... 805 128
a
7489102.SQ.FTS.B , 5 .757% , 8/13/25 .... 1,801 1,705
a
7490203.SQ.FTS.B , 6 .424% , 8/13/25 .... 509 252
a
7492035.SQ.FTS.B , 4 .78% , 8/14/25 ..... 370 247
a
7502263.SQ.FTS.B , 5 .744% , 8/15/25 .... 422 361
a
7502769.SQ.FTS.B , 5 .765% , 8/15/25 .... 170 132
a
7500824.SQ.FTS.B , 6 .258% , 8/15/25 .... 27,055 570
a
7508686.SQ.FTS.B , 4 .934% , 8/16/25 .... 2,765 609
a
7505386.SQ.FTS.B , 5 .379% , 8/16/25 .... 1,309 1,286
Description
Principal
Amount Value
Block, Inc. (continued)
a
7508856.SQ.FTS.B , 4 .932% , 8/17/25 .... $ 3,854 $ 81
a
7509099.SQ.FTS.B , 6 .006% , 8/17/25 .... 184 173
a
7511303.SQ.FTS.B , 4 .939% , 8/19/25 .... 5,973 4,227
a
7511680.SQ.FTS.B , 5 .381% , 8/19/25 .... 5,184 122
a
7511854.SQ.FTS.B , 5 .554% , 8/19/25 .... 559 483
a
7511795.SQ.FTS.B , 5 .761% , 8/19/25 .... 2,165 52
a
7514863.SQ.FTS.B , 4 .654% , 8/20/25 .... 9,340 176
a
7514860.SQ.FTS.B , 5 .475% , 8/20/25 .... 65 44
a
7515221.SQ.FTS.B , 5 .756% , 8/20/25 .... 2,318 1,995
a
7518078.SQ.FTS.B , 4 .654% , 8/21/25 .... 5,990 4,573
a
7519968.SQ.FTS.B , 6 .415% , 8/21/25 .... 10,143 1,842
a
7526085.SQ.FTS.B , 4 .661% , 8/23/25 .... 67 65
a
7528668.SQ.FTS.B , 5 .379% , 8/23/25 .... 2,131 2,070
a
7527110.SQ.FTS.B , 5 .75% , 8/23/25 ..... 381 267
a
7526613.SQ.FTS.B , 5 .755% , 8/23/25 .... 753 650
a
7530426.SQ.FTS.B , 5 .195% , 8/25/25 .... 990 896
a
7530845.SQ.FTS.B , 5 .373% , 8/25/25 .... 469 458
a
7531999.SQ.FTS.B , 4 .937% , 8/26/25 .... 3,526 2,631
a
7531562.SQ.FTS.B , 5 .199% , 8/26/25 .... 160 152
a
7533921.SQ.FTS.B , 5 .566% , 8/26/25 .... 10,637 7,520
a
7535396.SQ.FTS.B , 5 .755% , 8/26/25 .... 287 268
a
7535779.SQ.FTS.B , 4 .653% , 8/27/25 .... 3,761 229
a
7537580.SQ.FTS.B , 4 .937% , 8/27/25 .... 25,953 530
a
7539738.SQ.FTS.B , 5 .566% , 8/27/25 .... 16,478 6,890
a
7537469.SQ.FTS.B , 6 .423% , 8/27/25 .... 201 169
a
7542074.SQ.FTS.B , 4 .654% , 8/28/25 .... 21,677 17,066
a
7549987.SQ.FTS.B , 5 .732% , 8/29/25 .... 854 303
a
7551251.SQ.FTS.B , 4 .937% , 9/01/25 .... 3,354 2,676
a
7552166.SQ.FTS.B , 5 .418% , 9/01/25 .... 717 18
a
7555959.SQ.FTS.B , 5 .397% , 9/03/25 .... 421 363
a
7560015.SQ.FTS.B , 6 .262% , 9/04/25 .... 1,773 410
a
7562114.SQ.FTS.B , 6 .154% , 9/05/25 .... 69 46
a
7566458.SQ.FTS.B , 5 .187% , 9/06/25 .... 5,997 4,777
a
7565451.SQ.FTS.B , 5 .385% , 9/06/25 .... 182 175
a
7565580.SQ.FTS.B , 5 .75% , 9/06/25 ..... 2,150 871
a
7565348.SQ.FTS.B , 6 .004% , 9/06/25 .... 1,908 1,348
a
7573684.SQ.FTS.B , 4 .764% , 9/07/25 .... 481 134
a
7574028.SQ.FTS.B , 4 .934% , 9/07/25 .... 4,089 3,171
a
7573640.SQ.FTS.B , 4 .937% , 9/07/25 .... 3,544 340
a
7573480.SQ.FTS.B , 5 .571% , 9/07/25 .... 3,736 528
a
7573724.SQ.FTS.B , 5 .756% , 9/07/25 .... 587 541
a
7573972.SQ.FTS.B , 6 .003% , 9/07/25 .... 4,673 3,063
a
7571507.SQ.FTS.B , 6 .169% , 9/07/25 .... 2,659 229
a
7577744.SQ.FTS.B , 5 .19% , 9/08/25 ..... 1,846 1,823
a
7578877.SQ.FTS.B , 4 .78% , 9/09/25 ..... 137 60
a
7579649.SQ.FTS.B , 5 .553% , 9/10/25 .... 461 425

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7580066.SQ.FTS.B , 6% , 9/10/25 ....... $ 217 $ 181
a
7580830.SQ.FTS.B , 5 .189% , 9/11/25 .... 7,123 4,159
a
7581869.SQ.FTS.B , 6 .01% , 9/11/25 ..... 1,493 91
a
7581762.SQ.FTS.B , 6 .253% , 9/11/25 .... 384 295
a
7586278.SQ.FTS.B , 4 .654% , 9/12/25 .... 8,025 502
a
7587899.SQ.FTS.B , 4 .743% , 9/12/25 .... 268 207
a
7586914.SQ.FTS.B , 5 .375% , 9/12/25 .... 9,130 179
a
7586669.SQ.FTS.B , 5 .573% , 9/12/25 .... 67 67
a
7586206.SQ.FTS.B , 6 .173% , 9/12/25 .... 904 495
a
7590419.SQ.FTS.B , 4 .748% , 9/13/25 .... 21,397 1,222
a
7590230.SQ.FTS.B , 5 .196% , 9/13/25 .... 1,692 1,315
a
7596084.SQ.FTS.B , 4 .94% , 9/14/25 ..... 8,019 146
a
7595019.SQ.FTS.B , 5 .189% , 9/14/25 .... 468 465
a
7594477.SQ.FTS.B , 5 .749% , 9/14/25 .... 946 353
a
7598949.SQ.FTS.B , 4 .654% , 9/15/25 .... 20,583 18,588
a
7598834.SQ.FTS.B , 5 .187% , 9/15/25 .... 2,058 1,823
a
7599917.SQ.FTS.B , 6 .447% , 9/15/25 .... 560 42
a
7600486.SQ.FTS.B , 4 .769% , 9/16/25 .... 645 12
a
7600104.SQ.FTS.B , 5 .752% , 9/16/25 .... 3,189 162
a
7601096.SQ.FTS.B , 5 .377% , 9/17/25 .... 12,879 343
a
7603790.SQ.FTS.B , 4 .654% , 9/18/25 .... 1,385 1,383
a
7602249.SQ.FTS.B , 4 .657% , 9/18/25 .... 943 930
a
7603430.SQ.FTS.B , 5 .38% , 9/18/25 ..... 5,224 2,080
a
7603519.SQ.FTS.B , 5 .75% , 9/18/25 ..... 2,898 1,517
a
7602494.SQ.FTS.B , 6 .255% , 9/18/25 .... 2,210 37
a
7603343.SQ.FTS.B , 6 .268% , 9/18/25 .... 614 531
a
7608442.SQ.FTS.B , 5 .565% , 9/19/25 .... 5,862 2,393
a
7609206.SQ.FTS.B , 5 .203% , 9/20/25 .... 680 402
a
7611951.SQ.FTS.B , 5 .376% , 9/20/25 .... 2,119 2,026
a
7617771.SQ.FTS.B , 5 .378% , 9/21/25 .... 3,324 2,672
a
7617942.SQ.FTS.B , 5 .758% , 9/21/25 .... 2,823 227
a
7619409.SQ.FTS.B , 4 .941% , 9/22/25 .... 798 770
a
7620858.SQ.FTS.B , 5 .567% , 9/22/25 .... 16,331 9,529
a
7621483.SQ.FTS.B , 5 .379% , 9/23/25 .... 647 643
a
7621404.SQ.FTS.B , 6 .413% , 9/23/25 .... 3,475 330
a
7622578.SQ.FTS.B , 5 .664% , 9/24/25 .... 2,727 2,198
a
7623413.SQ.FTS.B , 4 .703% , 9/25/25 .... 187 83
a
7623389.SQ.FTS.B , 4 .764% , 9/25/25 .... 514 339
a
7625499.SQ.FTS.B , 4 .938% , 9/25/25 .... 10,339 7,773
a
7623850.SQ.FTS.B , 5 .19% , 9/25/25 ..... 6,052 4,570
a
7623781.SQ.FTS.B , 5 .379% , 9/25/25 .... 1,952 41
a
7624359.SQ.FTS.B , 6 .008% , 9/25/25 .... 4,439 3,708
a
7624159.SQ.FTS.B , 6 .261% , 9/25/25 .... 668 168
a
7628789.SQ.FTS.B , 4 .935% , 9/26/25 .... 5,324 595
a
7629674.SQ.FTS.B , 5 .189% , 9/26/25 .... 7,987 161
a
7626558.SQ.FTS.B , 5 .564% , 9/26/25 .... 970 146
Description
Principal
Amount Value
Block, Inc. (continued)
a
7629259.SQ.FTS.B , 5 .565% , 9/26/25 .... $ 4,236 $ 2,397
a
7629810.SQ.FTS.B , 5 .566% , 9/26/25 .... 6,927 5,541
a
7630072.SQ.FTS.B , 5 .769% , 9/26/25 .... 659 252
a
7629134.SQ.FTS.B , 6 .413% , 9/26/25 .... 4,696 107
a
7630481.SQ.FTS.B , 5 .189% , 9/27/25 .... 11,930 1,933
a
7639049.SQ.FTS.B , 5 .433% , 9/28/25 .... 495 407
a
7639378.SQ.FTS.B , 6 .017% , 9/28/25 .... 352 293
a
7642548.SQ.FTS.B , 4 .653% , 9/29/25 .... 1,584 1,573
a
7643054.SQ.FTS.B , 6 .165% , 9/29/25 .... 373 7
a
7639746.SQ.FTS.B , 6 .415% , 9/29/25 .... 63,645 1,130
a
7643615.SQ.FTS.B , 6 .134% , 9/30/25 .... 212 54
a
7648077.SQ.FTS.B , 4 .75% , 10/01/25 .... 6,098 150
a
7647200.SQ.FTS.B , 5 .096% , 10/01/25 ... 3,112 2,873
a
7648903.SQ.FTS.B , 5 .196% , 10/01/25 ... 657 620
a
7647696.SQ.FTS.B , 5 .441% , 10/01/25 ... 11,385 160
a
7649638.SQ.FTS.B , 6 .019% , 10/02/25 ... 28 26
a
7653915.SQ.FTS.B , 5 .348% , 10/03/25 ... 1,787 1,679
a
7654781.SQ.FTS.B , 5 .755% , 10/03/25 ... 4,569 3,842
a
7654433.SQ.FTS.B , 5 .765% , 10/03/25 ... 967 673
a
7654130.SQ.FTS.B , 6 .264% , 10/03/25 ... 538 180
a
7659813.SQ.FTS.B , 4 .764% , 10/04/25 ... 157 156
a
7662373.SQ.FTS.B , 4 .78% , 10/04/25 .... 3,383 2,265
a
7663563.SQ.FTS.B , 4 .78% , 10/04/25 .... 9,686 9,221
a
7665704.SQ.FTS.B , 5 .101% , 10/05/25 ... 1,466 1,147
a
7665632.SQ.FTS.B , 5 .566% , 10/05/25 ... 655 558
a
7668578.SQ.FTS.B , 4 .777% , 10/06/25 ... 4,204 444
a
7668726.SQ.FTS.B , 5 .911% , 10/06/25 ... 357 288
a
7669547.SQ.FTS.B , 5 .432% , 10/07/25 ... 1,179 26
a
7676193.SQ.FTS.B , 5 .755% , 10/09/25 ... 16,438 13,662
a
7674523.SQ.FTS.B , 6 .289% , 10/09/25 ... 6,180 138
a
7675618.SQ.FTS.B , 6 .415% , 10/09/25 ... 38,440 786
a
7679612.SQ.FTS.B , 5 .562% , 10/10/25 ... 2,603 1,312
a
7683369.SQ.FTS.B , 4 .654% , 10/11/25 ... 283 282
a
7684838.SQ.FTS.B , 4 .654% , 10/11/25 ... 2,495 2,062
a
7682366.SQ.FTS.B , 5 .376% , 10/11/25 ... 4,325 1,897
a
7685923.SQ.FTS.B , 5 .377% , 10/11/25 ... 3,822 3,711
a
7685628.SQ.FTS.B , 5 .439% , 10/11/25 ... 452 417
a
7684952.SQ.FTS.B , 5 .567% , 10/11/25 ... 1,115 1,047
a
7682516.SQ.FTS.B , 5 .755% , 10/11/25 ... 567 530
a
7685699.SQ.FTS.B , 6 .305% , 10/11/25 ... 968 170
a
7686665.SQ.FTS.B , 5 .569% , 10/12/25 ... 2,104 373
a
7689292.SQ.FTS.B , 4 .738% , 10/13/25 ... 47 41
a
7694250.SQ.FTS.B , 4 .749% , 10/15/25 ... 1,079 552
a
7694501.SQ.FTS.B , 5 .092% , 10/15/25 ... 763 704
a
7693783.SQ.FTS.B , 5 .378% , 10/15/25 ... 11,907 2,629
a
7693720.SQ.FTS.B , 5 .569% , 10/15/25 ... 139 139

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7694583.SQ.FTS.B , 5 .098% , 10/16/25 ... $ 1,345 $ 1,304
a
7696123.SQ.FTS.B , 5 .912% , 10/16/25 ... 1,502 965
a
7696300.SQ.FTS.B , 5 .912% , 10/16/25 ... 5,166 104
a
7695636.SQ.FTS.B , 6 .27% , 10/16/25 .... 276 254
a
7697948.SQ.FTS.B , 4 .748% , 10/17/25 ... 3,208 2,191
a
7698568.SQ.FTS.B , 5 .475% , 10/17/25 ... 140 75
a
7697755.SQ.FTS.B , 6 .181% , 10/17/25 ... 590 351
a
7703086.SQ.FTS.B , 5 .093% , 10/18/25 ... 1,487 337
a
7705651.SQ.FTS.B , 4 .654% , 10/19/25 ... 19,245 14,651
a
7705594.SQ.FTS.B , 6 .16% , 10/19/25 .... 791 694
a
7706803.SQ.FTS.B , 5 .533% , 10/20/25 ... 2,376 1,811
a
7706959.SQ.FTS.B , 5 .902% , 10/20/25 ... 250 243
a
7706764.SQ.FTS.B , 6 .271% , 10/20/25 ... 264 240
a
7709068.SQ.FTS.B , 5 .346% , 10/22/25 ... 19,588 17,247
a
7710309.SQ.FTS.B , 4 .935% , 10/23/25 ... 1,009 921
a
7714659.SQ.FTS.B , 5 .193% , 10/24/25 ... 6,027 1,107
a
7723470.SQ.FTS.B , 4 .78% , 10/25/25 .... 642 598
a
7723131.SQ.FTS.B , 5 .38% , 10/25/25 .... 479 475
a
7727858.SQ.FTS.B , 4 .78% , 10/26/25 .... 24,419 16,017
a
7729346.SQ.FTS.B , 4 .781% , 10/26/25 ... 690 674
a
7726185.SQ.FTS.B , 5 .331% , 10/26/25 ... 544 501
a
7725481.SQ.FTS.B , 5 .724% , 10/26/25 ... 3,330 3,145
a
7725398.SQ.FTS.B , 5 .907% , 10/26/25 ... 3,637 74
a
7725775.SQ.FTS.B , 6 .163% , 10/26/25 ... 3,004 739
a
7729059.SQ.FTS.B , 6 .165% , 10/26/25 ... 13,362 239
a
7726167.SQ.FTS.B , 6 .289% , 10/26/25 ... 672 14
a
7726734.SQ.FTS.B , 6 .289% , 10/26/25 ... 2,658 2,372
a
7726890.SQ.FTS.B , 6 .483% , 10/26/25 ... 3,972 1,173
a
7732561.SQ.FTS.B , 5 .533% , 10/28/25 ... 3,432 2,750
a
7736455.SQ.FTS.B , 4 .779% , 10/29/25 ... 9,674 9,079
a
7736266.SQ.FTS.B , 4 .937% , 10/29/25 ... 265 264
a
7735985.SQ.FTS.B , 6 .479% , 10/29/25 ... 2,176 1,341
a
7740921.SQ.FTS.B , 4 .779% , 10/30/25 ... 11,985 3,762
a
7738357.SQ.FTS.B , 5 .723% , 10/30/25 ... 36,309 1,110
a
7741160.SQ.FTS.B , 5 .732% , 10/30/25 ... 1,055 709
a
7745356.SQ.FTS.B , 4 .773% , 11/01/25 ... 179 178
a
7742677.SQ.FTS.B , 5 .094% , 11/01/25 ... 7,440 3,141
a
7745617.SQ.FTS.B , 5 .533% , 11/01/25 ... 4,932 1,830
a
7742967.SQ.FTS.B , 6 .293% , 11/01/25 ... 1,613 1,185
a
7751021.SQ.FTS.B , 4 .78% , 11/02/25 .... 2,992 2,972
a
7750547.SQ.FTS.B , 5 .093% , 11/02/25 ... 6,954 5,673
a
7751779.SQ.FTS.B , 5 .105% , 11/02/25 ... 1,217 411
a
7755718.SQ.FTS.B , 5 .343% , 11/03/25 ... 1,328 916
a
7756479.SQ.FTS.B , 5 .344% , 11/03/25 ... 5,085 3,944
a
7755332.SQ.FTS.B , 5 .357% , 11/03/25 ... 623 584
a
7755761.SQ.FTS.B , 5 .723% , 11/03/25 ... 8,935 4,973
Description
Principal
Amount Value
Block, Inc. (continued)
a
7756617.SQ.FTS.B , 5 .725% , 11/03/25 ... $ 2,326 $ 665
a
7755383.SQ.FTS.B , 5 .911% , 11/03/25 ... 362 353
a
7757553.SQ.FTS.B , 4 .78% , 11/04/25 .... 1,567 1,540
a
7763863.SQ.FTS.B , 4 .783% , 11/06/25 ... 361 51
a
7761614.SQ.FTS.B , 5 .91% , 11/06/25 .... 1,203 1,151
a
7764093.SQ.FTS.B , 4 .767% , 11/07/25 ... 1,341 343
a
7764884.SQ.FTS.B , 4 .778% , 11/07/25 ... 2,422 2,310
a
7765925.SQ.FTS.B , 4 .779% , 11/07/25 ... 5,932 5,845
a
7766481.SQ.FTS.B , 4 .78% , 11/07/25 .... 9,714 8,110
a
7766993.SQ.FTS.B , 5 .095% , 11/07/25 ... 8,671 8,076
a
7764120.SQ.FTS.B , 5 .911% , 11/07/25 ... 920 282
a
7765591.SQ.FTS.B , 6 .162% , 11/07/25 ... 4,458 3,168
a
7769430.SQ.FTS.B , 4 .78% , 11/08/25 .... 2,477 2,120
a
7770018.SQ.FTS.B , 4 .78% , 11/08/25 .... 1,022 945
a
7769552.SQ.FTS.B , 5 .54% , 11/08/25 .... 2,159 1,660
a
7769490.SQ.FTS.B , 5 .545% , 11/08/25 ... 1,970 679
a
7769040.SQ.FTS.B , 5 .725% , 11/08/25 ... 1,772 1,497
a
7769643.SQ.FTS.B , 6 .178% , 11/08/25 ... 1,249 24
a
7768040.SQ.FTS.B , 6 .293% , 11/08/25 ... 1,539 1,035
a
7775480.SQ.FTS.B , 4 .78% , 11/09/25 .... 49 48
a
7776723.SQ.FTS.B , 5 .096% , 11/09/25 ... 3,733 3,578
a
7781183.SQ.FTS.B , 6 .289% , 11/10/25 ... 9,926 2,985
a
7779968.SQ.FTS.B , 6 .479% , 11/10/25 ... 604 231
a
7782207.SQ.FTS.B , 4 .757% , 11/11/25 ... 2,329 1,217
a
7782424.SQ.FTS.B , 4 .762% , 11/11/25 ... 250 210
a
7782513.SQ.FTS.B , 5 .08% , 11/11/25 .... 1,149 899
a
7782558.SQ.FTS.B , 5 .528% , 11/11/25 ... 165 162
a
7781843.SQ.FTS.B , 6 .164% , 11/11/25 ... 675 231
a
7782479.SQ.FTS.B , 6 .272% , 11/11/25 ... 1,198 23
a
7782462.SQ.FTS.B , 6 .476% , 11/11/25 ... 29 27
a
7782836.SQ.FTS.B , 6 .302% , 11/12/25 ... 1,154 12
a
7784728.SQ.FTS.B , 5 .724% , 11/13/25 ... 4,590 3,897
a
7786042.SQ.FTS.B , 6 .167% , 11/13/25 ... 7,212 1,202
a
7787838.SQ.FTS.B , 4 .745% , 11/14/25 ... 410 348
a
7790579.SQ.FTS.B , 4 .779% , 11/14/25 ... 1,126 1,119
a
7789847.SQ.FTS.B , 4 .78% , 11/14/25 .... 2,531 2,503
a
7791025.SQ.FTS.B , 4 .783% , 11/14/25 ... 6,936 4,041
a
7790524.SQ.FTS.B , 6 .16% , 11/14/25 .... 2,565 86
a
7790161.SQ.FTS.B , 6 .482% , 11/14/25 ... 4,497 1,649
a
7794564.SQ.FTS.B , 4 .735% , 11/15/25 ... 55 43
a
7794575.SQ.FTS.B , 4 .78% , 11/15/25 .... 17,650 9,056
a
7793111.SQ.FTS.B , 4 .787% , 11/15/25 .... 351 346
a
7793136.SQ.FTS.B , 5 .092% , 11/15/25 ... 3,749 3,368
a
7791568.SQ.FTS.B , 5 .537% , 11/15/25 ... 2,384 1,019
a
7791405.SQ.FTS.B , 6 .16% , 11/15/25 .... 6,235 111
a
7794434.SQ.FTS.B , 6 .169% , 11/15/25 ... 6,526 70

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7794291.SQ.FTS.B , 6 .173% , 11/15/25 ... $ 1,915 $ 709
a
7799195.SQ.FTS.B , 4 .78% , 11/16/25 .... 1,283 1,233
a
7800953.SQ.FTS.B , 4 .78% , 11/17/25 .... 502 499
a
7800563.SQ.FTS.B , 4 .781% , 11/17/25 ... 2,668 2,631
a
7801520.SQ.FTS.B , 5 .091% , 11/17/25 ... 1,655 1,621
a
7801170.SQ.FTS.B , 5 .096% , 11/17/25 ... 1,076 1,065
a
7800792.SQ.FTS.B , 5 .343% , 11/17/25 ... 980 887
a
7805453.SQ.FTS.B , 4 .777% , 11/19/25 ... 3,782 3,572
a
7805442.SQ.FTS.B , 5 .348% , 11/19/25 ... 44 44
a
7805584.SQ.FTS.B , 5 .536% , 11/19/25 ... 1,430 1,061
a
7805760.SQ.FTS.B , 4 .772% , 11/20/25 ... 523 507
a
7807588.SQ.FTS.B , 5 .334% , 11/20/25 ... 399 371
a
7808746.SQ.FTS.B , 5 .346% , 11/20/25 ... 15,198 11,317
a
7812943.SQ.FTS.B , 4 .765% , 11/21/25 ... 1,045 283
a
7812431.SQ.FTS.B , 4 .767% , 11/21/25 ... 122 122
a
7813074.SQ.FTS.B , 4 .776% , 11/21/25 ... 1,774 1,666
a
7812497.SQ.FTS.B , 4 .777% , 11/21/25 ... 45 45
a
7810803.SQ.FTS.B , 5 .341% , 11/21/25 ... 1,081 972
a
7812101.SQ.FTS.B , 5 .728% , 11/21/25 ... 505 486
a
7811796.SQ.FTS.B , 6 .178% , 11/21/25 ... 549 472
a
7810773.SQ.FTS.B , 6 .19% , 11/21/25 .... 137 118
a
7811957.SQ.FTS.B , 6 .287% , 11/21/25 ... 4,258 2,484
a
7812879.SQ.FTS.B , 6 .48% , 11/21/25 .... 2,192 536
a
7816821.SQ.FTS.B , 4 .749% , 11/22/25 ... 3,477 803
a
7814581.SQ.FTS.B , 4 .778% , 11/22/25 ... 1,431 1,410
a
7815167.SQ.FTS.B , 4 .78% , 11/22/25 .... 3,002 2,980
a
7815795.SQ.FTS.B , 5 .095% , 11/22/25 ... 27,776 26,266
a
7816946.SQ.FTS.B , 5 .348% , 11/22/25 ... 14,141 4,110
a
7815015.SQ.FTS.B , 5 .719% , 11/22/25 ... 4,883 1,941
a
7813617.SQ.FTS.B , 5 .91% , 11/22/25 .... 9,140 2,033
a
7822474.SQ.FTS.B , 4 .781% , 11/23/25 ... 2,635 1,943
a
7822313.SQ.FTS.B , 5 .539% , 11/23/25 ... 869 849
a
7822598.SQ.FTS.B , 5 .726% , 11/23/25 ... 3,157 2,950
a
7828592.SQ.FTS.B , 4 .775% , 11/24/25 ... 644 639
a
7826487.SQ.FTS.B , 4 .779% , 11/24/25 ... 323 321
a
7826745.SQ.FTS.B , 5 .094% , 11/24/25 ... 7,313 6,933
a
7826201.SQ.FTS.B , 5 .348% , 11/24/25 ... 2,674 2,512
a
7829173.SQ.FTS.B , 5 .912% , 11/24/25 ... 5,086 4,754
a
7830023.SQ.FTS.B , 4 .78% , 11/25/25 .... 11,412 4,265
a
7829892.SQ.FTS.B , 5 .095% , 11/25/25 ... 1,095 1,075
a
7830539.SQ.FTS.B , 4 .773% , 11/26/25 ... 1,793 1,609
a
7830429.SQ.FTS.B , 4 .776% , 11/26/25 ... 494 488
a
7830496.SQ.FTS.B , 6 .302% , 11/26/25 ... 511 340
a
7831916.SQ.FTS.B , 4 .754% , 11/27/25 ... 355 245
a
7832297.SQ.FTS.B , 4 .776% , 11/27/25 ... 655 648
a
7832037.SQ.FTS.B , 4 .78% , 11/27/25 .... 5,915 5,732
Description
Principal
Amount Value
Block, Inc. (continued)
a
7831708.SQ.FTS.B , 5 .535% , 11/27/25 ... $ 2,942 $ 43
a
7831942.SQ.FTS.B , 6 .157% , 11/27/25 ... 60 58
a
7835424.SQ.FTS.B , 4 .749% , 11/28/25 ... 17,516 1,105
a
7834147.SQ.FTS.B , 4 .772% , 11/28/25 ... 62 55
a
7835773.SQ.FTS.B , 4 .78% , 11/28/25 .... 1,971 1,873
a
7834170.SQ.FTS.B , 4 .793% , 11/28/25 ... 219 108
a
7835086.SQ.FTS.B , 5 .097% , 11/28/25 ... 902 866
a
7836267.SQ.FTS.B , 6 .475% , 11/28/25 ... 590 534
a
7840090.SQ.FTS.B , 4 .75% , 11/29/25 .... 1,654 920
a
7838445.SQ.FTS.B , 4 .78% , 11/29/25 .... 4,858 4,826
a
7839803.SQ.FTS.B , 4 .78% , 11/29/25 .... 689 685
a
7837905.SQ.FTS.B , 5 .344% , 11/29/25 ... 7,042 5,022
a
7836996.SQ.FTS.B , 5 .912% , 11/29/25 ... 3,362 2,130
a
7846633.SQ.FTS.B , 4 .75% , 11/30/25 .... 5,174 108
a
7845907.SQ.FTS.B , 4 .779% , 11/30/25 ... 9,446 9,222
a
7849403.SQ.FTS.B , 4 .779% , 11/30/25 ... 5,452 5,276
a
7846405.SQ.FTS.B , 4 .781% , 11/30/25 ... 6,772 6,624
a
7846609.SQ.FTS.B , 5 .464% , 11/30/25 ... 180 163
a
7849623.SQ.FTS.B , 5 .535% , 11/30/25 ... 8,916 8,556
a
7845841.SQ.FTS.B , 5 .723% , 11/30/25 ... 1,571 1,242
a
7848953.SQ.FTS.B , 5 .723% , 11/30/25 ... 16,191 4,117
a
7847801.SQ.FTS.B , 5 .905% , 11/30/25 ... 801 632
a
7847708.SQ.FTS.B , 5 .919% , 11/30/25 ... 1,271 1,130
a
7844476.SQ.FTS.B , 6 .476% , 11/30/25 ... 6,160 3,224
a
7850420.SQ.FTS.B , 5 .91% , 12/01/25 .... 4,325 3,303
a
7851469.SQ.FTS.B , 4 .774% , 12/02/25 ... 223 220
a
7851705.SQ.FTS.B , 5 .443% , 12/02/25 ... 1,131 608
a
7851585.SQ.FTS.B , 5 .915% , 12/02/25 ... 1,574 1,053
a
7856432.SQ.FTS.B , 4 .776% , 12/03/25 ... 3,905 3,547
a
7852848.SQ.FTS.B , 5 .917% , 12/03/25 ... 522 452
a
7856381.SQ.FTS.B , 5 .918% , 12/03/25 ... 140 138
a
7855676.SQ.FTS.B , 6 .164% , 12/03/25 ... 6,746 6,279
a
7854215.SQ.FTS.B , 6 .167% , 12/03/25 ... 1,715 707
a
7854047.SQ.FTS.B , 6 .289% , 12/03/25 ... 2,046 1,890
a
7858606.SQ.FTS.B , 5 .094% , 12/04/25 ... 11,300 203
a
7857128.SQ.FTS.B , 5 .095% , 12/04/25 ... 4,290 4,223
a
7858486.SQ.FTS.B , 5 .954% , 12/04/25 ... 814 10
a
7864015.SQ.FTS.B , 5 .094% , 12/05/25 ... 10,077 9,640
a
7861344.SQ.FTS.B , 5 .338% , 12/05/25 ... 1,342 1,255
a
7862288.SQ.FTS.B , 5 .346% , 12/05/25 ... 6,408 6,314
a
7862743.SQ.FTS.B , 6 .163% , 12/05/25 ... 4,015 3,738
a
7867807.SQ.FTS.B , 4 .754% , 12/06/25 ... 433 370
a
7869186.SQ.FTS.B , 4 .772% , 12/06/25 ... 2,120 1,712
a
7868765.SQ.FTS.B , 4 .78% , 12/06/25 .... 177 177
a
7866671.SQ.FTS.B , 5 .093% , 12/06/25 ... 3,551 3,169
a
7868573.SQ.FTS.B , 5 .91% , 12/06/25 .... 3,437 3,163

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7867381.SQ.FTS.B , 6 .163% , 12/06/25 ... $ 10,339 $ 977
a
7869657.SQ.FTS.B , 6 .168% , 12/06/25 ... 1,715 1,615
a
7868085.SQ.FTS.B , 6 .184% , 12/06/25 ... 92 91
a
7870033.SQ.FTS.B , 6 .289% , 12/06/25 ... 2,883 2,422
a
7870701.SQ.FTS.B , 4 .781% , 12/07/25 ... 483 480
a
7872278.SQ.FTS.B , 4 .782% , 12/07/25 ... 2,957 2,907
a
7872677.SQ.FTS.B , 5 .094% , 12/07/25 ... 24,197 21,605
a
7872111.SQ.FTS.B , 6 .167% , 12/07/25 ... 660 633
a
7874634.SQ.FTS.B , 5 .103% , 12/08/25 ... 1,151 1,038
a
7874816.SQ.FTS.B , 5 .921% , 12/08/25 ... 1,231 1,087
a
7874170.SQ.FTS.B , 6 .283% , 12/08/25 ... 1,094 993
a
7875298.SQ.FTS.B , 6 .287% , 12/09/25 ... 3,436 1,863
a
7876499.SQ.FTS.B , 4 .762% , 12/10/25 ... 600 540
a
7878622.SQ.FTS.B , 4 .78% , 12/10/25 .... 1,010 999
a
7876109.SQ.FTS.B , 5 .344% , 12/10/25 ... 2,667 2,450
a
7878057.SQ.FTS.B , 5 .344% , 12/10/25 ... 3,703 3,155
a
7876414.SQ.FTS.B , 5 .453% , 12/10/25 ... 118 111
a
7879086.SQ.FTS.B , 6 .168% , 12/10/25 ... 665 559
a
7878861.SQ.FTS.B , 6 .289% , 12/10/25 ... 461 450
a
7878383.SQ.FTS.B , 6 .48% , 12/10/25 .... 2,595 2,389
a
7883146.SQ.FTS.B , 4 .747% , 12/11/25 ... 7,837 167
a
7881518.SQ.FTS.B , 4 .778% , 12/11/25 ... 2,788 2,725
a
7882617.SQ.FTS.B , 4 .781% , 12/11/25 ... 5,971 5,722
a
7881492.SQ.FTS.B , 5 .451% , 12/11/25 ... 937 702
a
7882947.SQ.FTS.B , 5 .91% , 12/11/25 .... 7,097 4,927
a
7880155.SQ.FTS.B , 6 .164% , 12/11/25 ... 1,351 158
a
7880092.SQ.FTS.B , 6 .181% , 12/11/25 ... 230 223
a
7886840.SQ.FTS.B , 4 .747% , 12/12/25 ... 511 10
a
7883810.SQ.FTS.B , 4 .78% , 12/12/25 .... 5,201 4,040
a
7885255.SQ.FTS.B , 4 .78% , 12/12/25 .... 221 221
a
7883696.SQ.FTS.B , 4 .784% , 12/12/25 ... 1,977 1,896
a
7886872.SQ.FTS.B , 5 .115% , 12/12/25 ... 261 258
a
7886682.SQ.FTS.B , 5 .347% , 12/12/25 ... 1,556 1,467
a
7885173.SQ.FTS.B , 5 .433% , 12/12/25 ... 848 581
a
7886913.SQ.FTS.B , 5 .91% , 12/12/25 .... 2,349 2,270
a
7886251.SQ.FTS.B , 5 .912% , 12/12/25 ... 14,038 9,728
a
7885639.SQ.FTS.B , 6 .163% , 12/12/25 ... 22,598 17,644
a
7889998.SQ.FTS.B , 4 .78% , 12/13/25 .... 4,101 1,059
a
7892374.SQ.FTS.B , 4 .78% , 12/13/25 .... 1,590 1,223
a
7890338.SQ.FTS.B , 5 .094% , 12/13/25 ... 1,737 1,569
a
7892192.SQ.FTS.B , 5 .72% , 12/13/25 .... 945 932
a
7892128.SQ.FTS.B , 5 .912% , 12/13/25 ... 227 192
a
7895266.SQ.FTS.B , 5 .093% , 12/14/25 ... 2,237 2,120
a
7894731.SQ.FTS.B , 5 .101% , 12/14/25 ... 1,945 1,836
a
7895825.SQ.FTS.B , 5 .346% , 12/14/25 ... 6,413 6,054
a
7893635.SQ.FTS.B , 5 .725% , 12/14/25 ... 1,558 1,459
Description
Principal
Amount Value
Block, Inc. (continued)
a
7894822.SQ.FTS.B , 5 .912% , 12/14/25 ... $ 3,999 $ 3,146
a
7895307.SQ.FTS.B , 6 .289% , 12/14/25 ... 20,016 391
a
7898884.SQ.FTS.B , 5 .093% , 12/15/25 ... 1,788 1,756
a
7898689.SQ.FTS.B , 5 .346% , 12/15/25 ... 9,285 7,118
a
7898977.SQ.FTS.B , 5 .914% , 12/15/25 ... 3,095 2,604
a
7899279.SQ.FTS.B , 6 .156% , 12/15/25 ... 1,741 1,109
a
7899357.SQ.FTS.B , 6 .164% , 12/15/25 ... 7,153 6,736
a
7900211.SQ.FTS.B , 4 .745% , 12/16/25 ... 1,260 27
a
7899791.SQ.FTS.B , 4 .78% , 12/16/25 .... 371 370
a
7899843.SQ.FTS.B , 5 .914% , 12/16/25 ... 1,572 1,112
a
7901133.SQ.FTS.B , 4 .78% , 12/17/25 .... 3,155 2,929
a
7901651.SQ.FTS.B , 4 .78% , 12/17/25 .... 2,641 2,532
a
7903865.SQ.FTS.B , 4 .78% , 12/17/25 .... 186 185
a
7902820.SQ.FTS.B , 5 .344% , 12/17/25 ... 1,633 1,605
a
7905838.SQ.FTS.B , 4 .779% , 12/18/25 ... 10,041 9,894
a
7906618.SQ.FTS.B , 4 .78% , 12/18/25 .... 171 170
a
7906625.SQ.FTS.B , 5 .534% , 12/18/25 ... 3,982 3,958
a
7907624.SQ.FTS.B , 6 .164% , 12/18/25 ... 26,397 20,978
a
7910087.SQ.FTS.B , 4 .78% , 12/19/25 .... 6,197 5,962
a
7910935.SQ.FTS.B , 4 .782% , 12/19/25 ... 2,428 2,365
a
7910537.SQ.FTS.B , 5 .346% , 12/19/25 ... 16,066 10,537
a
7911087.SQ.FTS.B , 5 .535% , 12/19/25 ... 8,008 7,561
a
7913838.SQ.FTS.B , 4 .759% , 12/20/25 ... 511 457
a
7913888.SQ.FTS.B , 4 .78% , 12/20/25 .... 577 568
a
7913638.SQ.FTS.B , 4 .782% , 12/20/25 ... 3,132 3,098
a
7914260.SQ.FTS.B , 5 .103% , 12/20/25 ... 562 556
a
7914153.SQ.FTS.B , 5 .348% , 12/20/25 ... 5,956 59
a
7914015.SQ.FTS.B , 5 .536% , 12/20/25 ... 1,518 1,161
a
7914226.SQ.FTS.B , 5 .705% , 12/20/25 ... 343 335
a
7913994.SQ.FTS.B , 6 .177% , 12/20/25 ... 1,646 166
a
7915420.SQ.FTS.B , 5 .094% , 12/21/25 ... 320 320
a
7915978.SQ.FTS.B , 5 .094% , 12/21/25 ... 36,680 602
a
7916789.SQ.FTS.B , 5 .911% , 12/21/25 ... 4,558 4,413
a
7919163.SQ.FTS.B , 5 .102% , 12/22/25 ... 1,996 1,318
a
7919189.SQ.FTS.B , 5 .905% , 12/22/25 ... 507 497
a
7919471.SQ.FTS.B , 5 .912% , 12/22/25 ... 5,680 5,098
a
7921120.SQ.FTS.B , 4 .78% , 12/24/25 .... 1,510 1,488
a
7921307.SQ.FTS.B , 4 .78% , 12/24/25 .... 1,059 989
a
7923129.SQ.FTS.B , 4 .781% , 12/24/25 ... 10,490 8,233
a
7922735.SQ.FTS.B , 5 .535% , 12/24/25 ... 544 532
a
7922053.SQ.FTS.B , 5 .91% , 12/24/25 .... 811 758
a
7922714.SQ.FTS.B , 5 .926% , 12/24/25 ... 841 673
a
7921818.SQ.FTS.B , 6 .162% , 12/24/25 ... 729 702
a
7924602.SQ.FTS.B , 4 .779% , 12/25/25 ... 11,051 10,385
a
7925165.SQ.FTS.B , 4 .779% , 12/25/25 ... 1,147 1,135
a
7925726.SQ.FTS.B , 5 .091% , 12/25/25 ... 206 205

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7927748.SQ.FTS.B , 5 .094% , 12/25/25 ... $ 860 $ 843
a
7928118.SQ.FTS.B , 5 .723% , 12/25/25 ... 4,335 4,271
a
7925268.SQ.FTS.B , 5 .725% , 12/25/25 ... 2,156 2,129
a
7926597.SQ.FTS.B , 5 .911% , 12/25/25 ... 3,105 2,662
a
7930369.SQ.FTS.B , 4 .78% , 12/26/25 .... 1,798 1,768
a
7930175.SQ.FTS.B , 5 .105% , 12/26/25 ... 1,721 1,152
a
7931961.SQ.FTS.B , 5 .439% , 12/26/25 ... 7,641 4,448
a
7929420.SQ.FTS.B , 6 .281% , 12/26/25 ... 2,513 445
a
7935066.SQ.FTS.B , 4 .725% , 12/27/25 ... 418 244
a
7935985.SQ.FTS.B , 4 .78% , 12/27/25 .... 6,107 6,048
a
7936525.SQ.FTS.B , 5 .532% , 12/27/25 ... 3,032 2,883
a
7935729.SQ.FTS.B , 6 .153% , 12/27/25 ... 1,923 30
a
7939433.SQ.FTS.B , 4 .774% , 12/28/25 ... 1,433 1,398
a
7938306.SQ.FTS.B , 4 .779% , 12/28/25 ... 1,852 1,835
a
7939755.SQ.FTS.B , 5 .097% , 12/28/25 ... 1,889 1,842
a
7939914.SQ.FTS.B , 5 .534% , 12/28/25 ... 8,119 8,072
a
7942180.SQ.FTS.B , 4 .757% , 12/29/25 ... 2,580 1,247
a
7942360.SQ.FTS.B , 4 .781% , 12/29/25 ... 2,308 2,294
a
7942057.SQ.FTS.B , 5 .904% , 12/29/25 ... 3,066 65
a
7942145.SQ.FTS.B , 6 .164% , 12/29/25 ... 475 451
a
7943463.SQ.FTS.B , 5 .093% , 12/30/25 ... 1,545 1,508
a
7943598.SQ.FTS.B , 5 .347% , 12/30/25 ... 12,846 12,216
a
7945929.SQ.FTS.B , 4 .773% , 1/01/26 .... 703 696
a
7947285.SQ.FTS.B , 4 .792% , 1/01/26 .... 650 639
a
7944955.SQ.FTS.B , 5 .093% , 1/01/26 .... 24,782 1,302
a
7950572.SQ.FTS.B , 4 .779% , 1/02/26 .... 2,785 2,754
a
7949670.SQ.FTS.B , 4 .78% , 1/02/26 ..... 1,573 1,555
a
7949405.SQ.FTS.B , 4 .782% , 1/02/26 .... 3,226 3,183
a
7951118.SQ.FTS.B , 5 .094% , 1/02/26 .... 1,917 1,872
a
7953019.SQ.FTS.B , 5 .346% , 1/02/26 .... 1,167 1,151
a
7950936.SQ.FTS.B , 5 .347% , 1/02/26 .... 8,545 5,371
a
7951446.SQ.FTS.B , 5 .719% , 1/02/26 .... 3,188 55
a
7951666.SQ.FTS.B , 5 .91% , 1/02/26 ..... 989 905
a
7950515.SQ.FTS.B , 5 .911% , 1/02/26 .... 1,304 15
a
7951188.SQ.FTS.B , 6 .289% , 1/02/26 .... 1,835 1,427
a
7949809.SQ.FTS.B , 6 .295% , 1/02/26 .... 1,350 1,262
a
7955230.SQ.FTS.B , 4 .776% , 1/03/26 .... 2,760 2,667
a
7956516.SQ.FTS.B , 4 .779% , 1/03/26 .... 5,746 5,653
a
7957152.SQ.FTS.B , 4 .78% , 1/03/26 ..... 36,052 34,845
a
7959717.SQ.FTS.B , 5 .091% , 1/04/26 .... 1,082 1,071
a
7958846.SQ.FTS.B , 5 .092% , 1/04/26 .... 1,457 1,356
a
7959423.SQ.FTS.B , 5 .093% , 1/04/26 .... 3,363 2,396
a
7959671.SQ.FTS.B , 5 .099% , 1/04/26 .... 1,570 1,535
a
7959509.SQ.FTS.B , 5 .348% , 1/04/26 .... 2,914 2,347
a
7959665.SQ.FTS.B , 6 .184% , 1/04/26 .... 52 50
a
7960559.SQ.FTS.B , 5 .912% , 1/05/26 .... 3,382 2,476
Description
Principal
Amount Value
Block, Inc. (continued)
a
7962505.SQ.FTS.B , 6 .163% , 1/05/26 .... $ 21,939 $ 4,892
a
7962453.SQ.FTS.B , 6 .19% , 1/05/26 ..... 525 395
a
7963313.SQ.FTS.B , 4 .788% , 1/06/26 .... 1,183 1,143
a
7963762.SQ.FTS.B , 5 .346% , 1/06/26 .... 10,718 2,698
a
7963603.SQ.FTS.B , 5 .35% , 1/06/26 ..... 1,153 1,140
a
7964764.SQ.FTS.B , 4 .759% , 1/07/26 .... 1,606 309
a
7964799.SQ.FTS.B , 5 .096% , 1/07/26 .... 5,970 5,206
a
7964468.SQ.FTS.B , 5 .348% , 1/07/26 .... 7,177 6,464
a
7968350.SQ.FTS.B , 4 .746% , 1/08/26 .... 1,919 792
a
7968280.SQ.FTS.B , 4 .776% , 1/08/26 .... 621 613
a
7966471.SQ.FTS.B , 4 .78% , 1/08/26 ..... 9,704 9,459
a
7967592.SQ.FTS.B , 5 .094% , 1/08/26 .... 1,750 1,717
a
7965591.SQ.FTS.B , 5 .535% , 1/08/26 .... 3,927 3,394
a
7967330.SQ.FTS.B , 6 .172% , 1/08/26 .... 2,297 1,238
a
7971372.SQ.FTS.B , 4 .748% , 1/09/26 .... 1,085 342
a
7970690.SQ.FTS.B , 4 .778% , 1/09/26 .... 3,188 3,154
a
7969752.SQ.FTS.B , 4 .78% , 1/09/26 ..... 1,089 1,080
a
7971410.SQ.FTS.B , 4 .781% , 1/09/26 .... 8,803 8,662
a
7971880.SQ.FTS.B , 4 .781% , 1/09/26 .... 3,728 3,679
a
7971102.SQ.FTS.B , 5 .094% , 1/09/26 .... 5,130 4,917
a
7969237.SQ.FTS.B , 5 .097% , 1/09/26 .... 5,935 5,519
a
7971046.SQ.FTS.B , 5 .348% , 1/09/26 .... 1,227 1,193
a
7970839.SQ.FTS.B , 5 .718% , 1/09/26 .... 3,167 2,672
a
7970501.SQ.FTS.B , 5 .912% , 1/09/26 .... 3,710 2,358
a
7971333.SQ.FTS.B , 6 .472% , 1/09/26 .... 899 775
a
7973273.SQ.FTS.B , 4 .78% , 1/10/26 ..... 1,379 1,378
a
7975042.SQ.FTS.B , 4 .785% , 1/10/26 .... 2,213 2,157
a
7974628.SQ.FTS.B , 5 .094% , 1/10/26 .... 1,828 1,817
a
7973824.SQ.FTS.B , 5 .723% , 1/10/26 .... 3,115 2,980
a
7973064.SQ.FTS.B , 6 .164% , 1/10/26 .... 6,737 5,962
a
7978500.SQ.FTS.B , 4 .766% , 1/11/26 .... 792 277
a
7978140.SQ.FTS.B , 4 .78% , 1/11/26 ..... 900 886
a
7977115.SQ.FTS.B , 5 .436% , 1/11/26 .... 1,089 775
a
7980752.SQ.FTS.B , 5 .912% , 1/11/26 .... 856 504
a
7980032.SQ.FTS.B , 6 .174% , 1/11/26 .... 1,376 1,086
a
7982369.SQ.FTS.B , 4 .777% , 1/12/26 .... 2,651 2,614
a
7983663.SQ.FTS.B , 4 .778% , 1/12/26 .... 1,483 1,474
a
7981253.SQ.FTS.B , 4 .78% , 1/12/26 ..... 541 536
a
7981339.SQ.FTS.B , 4 .78% , 1/12/26 ..... 9,852 9,727
a
7982963.SQ.FTS.B , 5 .533% , 1/12/26 .... 2,038 1,987
a
7983953.SQ.FTS.B , 5 .723% , 1/12/26 .... 8,877 7,314
a
7984687.SQ.FTS.B , 4 .721% , 1/13/26 .... 458 163
a
7984842.SQ.FTS.B , 4 .741% , 1/13/26 .... 3,159 43
a
7984097.SQ.FTS.B , 4 .782% , 1/13/26 .... 1,148 1,135
a
7984675.SQ.FTS.B , 5 .414% , 1/13/26 .... 578 430
a
7984645.SQ.FTS.B , 5 .547% , 1/13/26 .... 369 360

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7984169.SQ.FTS.B , 6 .164% , 1/13/26 .... $ 24,072 $ 9,608
a
7985560.SQ.FTS.B , 5 .097% , 1/14/26 .... 3,363 3,282
a
7985528.SQ.FTS.B , 5 .101% , 1/14/26 .... 890 870
a
7989353.SQ.FTS.B , 4 .778% , 1/15/26 .... 4,861 4,708
a
7988566.SQ.FTS.B , 4 .779% , 1/15/26 .... 3,992 3,913
a
7988830.SQ.FTS.B , 4 .78% , 1/15/26 ..... 2,374 1,950
a
7987316.SQ.FTS.B , 5 .093% , 1/15/26 .... 13,289 9,493
a
7987638.SQ.FTS.B , 5 .724% , 1/15/26 .... 23,526 22,163
a
7988744.SQ.FTS.B , 5 .912% , 1/15/26 .... 654 647
a
7986712.SQ.FTS.B , 6 .165% , 1/15/26 .... 3,648 815
a
7991304.SQ.FTS.B , 4 .778% , 1/16/26 .... 2,909 2,380
a
7991634.SQ.FTS.B , 4 .779% , 1/16/26 .... 17,702 16,737
a
7991579.SQ.FTS.B , 4 .78% , 1/16/26 ..... 3,780 3,129
a
7992099.SQ.FTS.B , 4 .78% , 1/16/26 ..... 93 93
a
7992929.SQ.FTS.B , 4 .781% , 1/16/26 .... 3,092 3,055
a
7989701.SQ.FTS.B , 4 .786% , 1/16/26 .... 2,260 1,846
a
7991134.SQ.FTS.B , 5 .098% , 1/16/26 .... 1,820 1,759
a
7989820.SQ.FTS.B , 5 .103% , 1/16/26 .... 1,118 1,081
a
7992311.SQ.FTS.B , 5 .535% , 1/16/26 .... 1,166 1,160
a
7991209.SQ.FTS.B , 5 .909% , 1/16/26 .... 2,184 2,023
a
7992867.SQ.FTS.B , 6 .158% , 1/16/26 .... 490 475
a
7990281.SQ.FTS.B , 6 .165% , 1/16/26 .... 9,974 7,468
a
7994399.SQ.FTS.B , 4 .779% , 1/17/26 .... 3,519 3,460
a
7994296.SQ.FTS.B , 4 .78% , 1/17/26 ..... 2,075 2,030
a
7994628.SQ.FTS.B , 4 .78% , 1/17/26 ..... 3,653 2,989
a
7999659.SQ.FTS.B , 4 .78% , 1/17/26 ..... 11,275 11,135
a
7999412.SQ.FTS.B , 4 .788% , 1/17/26 .... 689 681
a
8000592.SQ.FTS.B , 5 .092% , 1/17/26 .... 3,068 2,972
a
7993294.SQ.FTS.B , 6 .151% , 1/17/26 .... 1,119 703
a
7993548.SQ.FTS.B , 6 .266% , 1/17/26 .... 33 33
a
8000517.SQ.FTS.B , 6 .284% , 1/17/26 .... 1,021 972
a
7997671.SQ.FTS.B , 6 .289% , 1/17/26 .... 1,874 1,670
a
8003744.SQ.FTS.B , 5 .522% , 1/18/26 .... 1,523 366
a
8004096.SQ.FTS.B , 6 .163% , 1/18/26 .... 67,437 1,077
a
8003178.SQ.FTS.B , 6 .287% , 1/18/26 .... 1,029 984
a
8008266.SQ.FTS.B , 4 .722% , 1/19/26 .... 275 223
a
8008289.SQ.FTS.B , 4 .778% , 1/19/26 .... 5,259 5,180
a
8009771.SQ.FTS.B , 4 .778% , 1/19/26 .... 1,440 1,421
a
8007709.SQ.FTS.B , 4 .78% , 1/19/26 ..... 462 452
a
8008554.SQ.FTS.B , 4 .78% , 1/19/26 ..... 706 696
a
8008601.SQ.FTS.B , 4 .78% , 1/19/26 ..... 6,115 2,912
a
8009685.SQ.FTS.B , 5 .346% , 1/19/26 .... 1,698 1,110
a
8008734.SQ.FTS.B , 5 .535% , 1/19/26 .... 6,067 4,822
a
8007925.SQ.FTS.B , 6 .287% , 1/19/26 .... 580 570
a
8009871.SQ.FTS.B , 4 .78% , 1/20/26 ..... 3,501 3,427
a
8010158.SQ.FTS.B , 4 .787% , 1/20/26 .... 164 152
Description
Principal
Amount Value
Block, Inc. (continued)
a
8010459.SQ.FTS.B , 5 .446% , 1/20/26 .... $ 953 $ 663
a
8010484.SQ.FTS.B , 5 .91% , 1/20/26 ..... 814 759
a
8010295.SQ.FTS.B , 5 .911% , 1/20/26 .... 13,906 145
a
8010141.SQ.FTS.B , 6 .174% , 1/20/26 .... 1,094 851
a
8010733.SQ.FTS.B , 4 .759% , 1/21/26 .... 1,399 1,036
a
8010925.SQ.FTS.B , 4 .78% , 1/21/26 ..... 494 488
a
8010866.SQ.FTS.B , 5 .547% , 1/21/26 .... 1,024 957
a
8015018.SQ.FTS.B , 4 .777% , 1/22/26 .... 1,077 1,068
a
8011849.SQ.FTS.B , 4 .778% , 1/22/26 .... 1,672 1,663
a
8012604.SQ.FTS.B , 4 .778% , 1/22/26 .... 2,623 2,583
a
8012526.SQ.FTS.B , 5 .086% , 1/22/26 .... 1,371 1,317
a
8013485.SQ.FTS.B , 5 .102% , 1/22/26 .... 576 572
a
8015221.SQ.FTS.B , 5 .344% , 1/22/26 .... 1,305 1,271
a
8014533.SQ.FTS.B , 5 .347% , 1/22/26 .... 5,468 5,019
a
8012825.SQ.FTS.B , 5 .906% , 1/22/26 .... 1,401 1,333
a
8015166.SQ.FTS.B , 6 .158% , 1/22/26 .... 1,622 1,118
a
8011797.SQ.FTS.B , 6 .171% , 1/22/26 .... 987 957
a
8014697.SQ.FTS.B , 6 .289% , 1/22/26 .... 1,256 1,233
a
8016674.SQ.FTS.B , 4 .775% , 1/23/26 .... 1,204 1,165
a
8017284.SQ.FTS.B , 4 .78% , 1/23/26 ..... 3,195 3,043
a
8016257.SQ.FTS.B , 5 .095% , 1/23/26 .... 5,456 5,113
a
8016839.SQ.FTS.B , 5 .91% , 1/23/26 ..... 428 421
a
8016630.SQ.FTS.B , 6 .465% , 1/23/26 .... 530 467
a
8016541.SQ.FTS.B , 6 .477% , 1/23/26 .... 4,399 74
a
8021419.SQ.FTS.B , 4 .759% , 1/24/26 .... 1,975 686
a
8019872.SQ.FTS.B , 4 .776% , 1/24/26 .... 1,172 1,160
a
8021596.SQ.FTS.B , 5 .093% , 1/24/26 .... 3,552 3,415
a
8021477.SQ.FTS.B , 6 .142% , 1/24/26 .... 825 568
a
8020017.SQ.FTS.B , 6 .148% , 1/24/26 .... 508 469
a
8020710.SQ.FTS.B , 6 .162% , 1/24/26 .... 6,650 6,154
a
8020588.SQ.FTS.B , 6 .279% , 1/24/26 .... 1,040 913
a
8021730.SQ.FTS.B , 6 .478% , 1/24/26 .... 10,299 5,279
a
8025631.SQ.FTS.B , 4 .717% , 1/25/26 .... 280 164
a
8027331.SQ.FTS.B , 4 .78% , 1/25/26 ..... 83 83
a
8025452.SQ.FTS.B , 4 .782% , 1/25/26 .... 1,983 1,950
a
8027455.SQ.FTS.B , 4 .783% , 1/25/26 .... 2,200 2,153
a
8027405.SQ.FTS.B , 5 .09% , 1/25/26 ..... 985 949
a
8025651.SQ.FTS.B , 5 .092% , 1/25/26 .... 2,597 2,551
a
8024460.SQ.FTS.B , 5 .094% , 1/25/26 .... 4,421 4,375
a
8026785.SQ.FTS.B , 5 .095% , 1/25/26 .... 6,653 6,593
a
8025995.SQ.FTS.B , 5 .422% , 1/25/26 .... 943 138
a
8026030.SQ.FTS.B , 5 .536% , 1/25/26 .... 1,594 1,539
a
8027296.SQ.FTS.B , 5 .912% , 1/25/26 .... 448 440
a
8027367.SQ.FTS.B , 6 .164% , 1/25/26 .... 1,023 931
a
8027580.SQ.FTS.B , 6 .305% , 1/25/26 .... 671 589
a
8031161.SQ.FTS.B , 4 .778% , 1/26/26 .... 2,639 2,580

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8029522.SQ.FTS.B , 5 .095% , 1/26/26 .... $ 4,529 $ 4,422
a
8029393.SQ.FTS.B , 5 .345% , 1/26/26 .... 1,350 1,322
a
8029495.SQ.FTS.B , 5 .899% , 1/26/26 .... 400 387
a
8031599.SQ.FTS.B , 5 .346% , 1/27/26 .... 2,104 2,015
a
8031473.SQ.FTS.B , 5 .445% , 1/27/26 .... 3,422 485
a
8031468.SQ.FTS.B , 5 .503% , 1/27/26 .... 252 144
a
8032057.SQ.FTS.B , 5 .912% , 1/27/26 .... 2,145 2,006
a
8033005.SQ.FTS.B , 4 .774% , 1/28/26 .... 503 500
a
8032837.SQ.FTS.B , 4 .78% , 1/28/26 ..... 4,017 3,827
a
8032445.SQ.FTS.B , 5 .094% , 1/28/26 .... 1,969 1,909
a
8032129.SQ.FTS.B , 5 .528% , 1/28/26 .... 455 443
a
8032327.SQ.FTS.B , 6 .164% , 1/28/26 .... 4,107 3,871
a
8032318.SQ.FTS.B , 6 .184% , 1/28/26 .... 498 453
a
8034645.SQ.FTS.B , 4 .778% , 1/29/26 .... 1,182 1,172
a
8033788.SQ.FTS.B , 4 .781% , 1/29/26 .... 4,344 4,291
a
8034808.SQ.FTS.B , 5 .092% , 1/29/26 .... 4,742 3,527
a
8035724.SQ.FTS.B , 5 .724% , 1/29/26 .... 1,517 1,246
a
8038511.SQ.FTS.B , 4 .777% , 1/30/26 .... 1,155 1,146
a
8040290.SQ.FTS.B , 4 .781% , 1/30/26 .... 2,464 2,426
a
8037056.SQ.FTS.B , 5 .091% , 1/30/26 .... 1,892 1,859
a
8038474.SQ.FTS.B , 5 .094% , 1/30/26 .... 474 468
a
8038900.SQ.FTS.B , 5 .094% , 1/30/26 .... 3,042 2,989
a
8040782.SQ.FTS.B , 5 .094% , 1/30/26 .... 2,722 2,641
a
8039151.SQ.FTS.B , 5 .346% , 1/30/26 .... 6,477 6,302
a
8040547.SQ.FTS.B , 5 .351% , 1/30/26 .... 2,909 2,675
a
8040463.SQ.FTS.B , 5 .426% , 1/30/26 .... 17 17
a
8038659.SQ.FTS.B , 5 .535% , 1/30/26 .... 1,034 905
a
8039563.SQ.FTS.B , 5 .535% , 1/30/26 .... 3,302 3,280
a
8040116.SQ.FTS.B , 5 .91% , 1/30/26 ..... 1,289 1,247
a
8037317.SQ.FTS.B , 6 .165% , 1/30/26 .... 3,275 3,149
a
8040495.SQ.FTS.B , 6 .488% , 1/30/26 .... 901 825
a
8042719.SQ.FTS.B , 4 .78% , 1/31/26 ..... 662 648
a
8043893.SQ.FTS.B , 4 .78% , 1/31/26 ..... 16,351 16,118
a
8047184.SQ.FTS.B , 4 .78% , 2/01/26 ..... 5,024 4,791
a
8048220.SQ.FTS.B , 4 .78% , 2/01/26 ..... 1,159 1,134
a
8048854.SQ.FTS.B , 4 .78% , 2/01/26 ..... 2,269 2,239
a
8050429.SQ.FTS.B , 4 .78% , 2/01/26 ..... 1,475 1,200
a
8050450.SQ.FTS.B , 4 .781% , 2/01/26 .... 5,639 5,497
a
8049654.SQ.FTS.B , 5 .542% , 2/01/26 .... 197 196
a
8049692.SQ.FTS.B , 5 .892% , 2/01/26 .... 511 488
a
8047506.SQ.FTS.B , 6 .164% , 2/01/26 .... 1,363 1,334
a
8051888.SQ.FTS.B , 4 .744% , 2/02/26 .... 1,741 1,237
a
8051191.SQ.FTS.B , 4 .762% , 2/02/26 .... 684 280
a
8053145.SQ.FTS.B , 4 .78% , 2/02/26 ..... 4,300 4,206
a
8052007.SQ.FTS.B , 5 .094% , 2/02/26 .... 144 144
a
8053308.SQ.FTS.B , 5 .912% , 2/02/26 .... 28,104 26,861
Description
Principal
Amount Value
Block, Inc. (continued)
a
8052271.SQ.FTS.B , 6 .163% , 2/02/26 .... $ 669 $ 644
a
8050565.SQ.FTS.B , 6 .164% , 2/02/26 .... 6,532 5,340
a
8055206.SQ.FTS.B , 4 .769% , 2/03/26 .... 227 189
a
8054387.SQ.FTS.B , 4 .776% , 2/03/26 .... 1,575 1,554
a
8054701.SQ.FTS.B , 4 .781% , 2/03/26 .... 4,193 4,151
a
8054476.SQ.FTS.B , 5 .094% , 2/03/26 .... 3,567 3,484
a
8055212.SQ.FTS.B , 6 .148% , 2/03/26 .... 521 478
a
8054631.SQ.FTS.B , 6 .169% , 2/03/26 .... 1,514 1,429
a
8056195.SQ.FTS.B , 4 .779% , 2/04/26 .... 1,657 1,634
a
8055348.SQ.FTS.B , 5 .535% , 2/04/26 .... 23,031 20,566
a
8056678.SQ.FTS.B , 4 .779% , 2/05/26 .... 9,974 9,635
a
8057564.SQ.FTS.B , 4 .78% , 2/05/26 ..... 3,355 3,306
a
8057849.SQ.FTS.B , 4 .78% , 2/05/26 ..... 11,504 10,910
a
8059113.SQ.FTS.B , 4 .78% , 2/05/26 ..... 6,250 6,155
a
8058629.SQ.FTS.B , 5 .723% , 2/05/26 .... 8,082 7,694
a
8056576.SQ.FTS.B , 6 .477% , 2/05/26 .... 669 364
a
8059550.SQ.FTS.B , 6 .479% , 2/05/26 .... 1,967 1,877
a
8060137.SQ.FTS.B , 4 .778% , 2/06/26 .... 3,116 3,049
a
8060499.SQ.FTS.B , 4 .78% , 2/06/26 ..... 16,251 15,822
a
8061716.SQ.FTS.B , 4 .78% , 2/06/26 ..... 14,393 14,074
a
8065009.SQ.FTS.B , 4 .78% , 2/07/26 ..... 2,097 2,054
a
8064804.SQ.FTS.B , 5 .115% , 2/07/26 .... 668 644
a
8066274.SQ.FTS.B , 5 .346% , 2/07/26 .... 3,509 3,459
a
8064768.SQ.FTS.B , 5 .367% , 2/07/26 .... 231 229
a
8066050.SQ.FTS.B , 5 .534% , 2/07/26 .... 2,894 2,724
a
8065133.SQ.FTS.B , 5 .736% , 2/07/26 .... 586 577
a
8066446.SQ.FTS.B , 6 .164% , 2/07/26 .... 8,468 7,715
a
8072491.SQ.FTS.B , 4 .78% , 2/08/26 ..... 15,020 11,649
a
8072353.SQ.FTS.B , 4 .781% , 2/08/26 .... 3,227 3,167
a
8070664.SQ.FTS.B , 4 .803% , 2/08/26 .... 870 341
a
8070742.SQ.FTS.B , 5 .347% , 2/08/26 .... 2,829 2,810
a
8071458.SQ.FTS.B , 5 .433% , 2/08/26 .... 992 924
a
8069069.SQ.FTS.B , 5 .724% , 2/08/26 .... 1,714 1,700
a
8070315.SQ.FTS.B , 5 .902% , 2/08/26 .... 1,336 1,043
a
8070361.SQ.FTS.B , 6 .164% , 2/08/26 .... 1,300 1,252
a
8070702.SQ.FTS.B , 6 .165% , 2/08/26 .... 682 647
a
8070499.SQ.FTS.B , 6 .289% , 2/08/26 .... 1,296 792
a
8073909.SQ.FTS.B , 4 .78% , 2/09/26 ..... 2,286 2,206
a
8074535.SQ.FTS.B , 4 .78% , 2/09/26 ..... 36,571 34,695
a
8074449.SQ.FTS.B , 5 .916% , 2/09/26 .... 2,851 2,601
a
8073409.SQ.FTS.B , 6 .296% , 2/09/26 .... 1,236 910
a
8076636.SQ.FTS.B , 4 .776% , 2/10/26 .... 547 9
a
8076022.SQ.FTS.B , 4 .78% , 2/10/26 ..... 12,269 10,090
a
8076492.SQ.FTS.B , 4 .783% , 2/10/26 .... 2,537 2,503
a
8076650.SQ.FTS.B , 5 .094% , 2/10/26 .... 12,030 11,677
a
8077544.SQ.FTS.B , 6 .289% , 2/11/26 .... 173 171

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8077961.SQ.FTS.B , 4 .777% , 2/12/26 .... $ 1,163 $ 1,150
a
8078020.SQ.FTS.B , 4 .78% , 2/12/26 ..... 1,656 1,642
a
8080348.SQ.FTS.B , 4 .78% , 2/12/26 ..... 19,173 18,300
a
8081277.SQ.FTS.B , 4 .782% , 2/12/26 .... 1,123 1,117
a
8078243.SQ.FTS.B , 6 .164% , 2/12/26 .... 1,422 1,220
a
8082159.SQ.FTS.B , 4 .778% , 2/13/26 .... 3,154 3,081
a
8082523.SQ.FTS.B , 4 .779% , 2/13/26 .... 3,744 3,679
a
8083370.SQ.FTS.B , 4 .78% , 2/13/26 ..... 27,366 26,937
a
8083196.SQ.FTS.B , 5 .347% , 2/13/26 .... 8,000 5,441
a
8083106.SQ.FTS.B , 5 .35% , 2/13/26 ..... 2,474 2,126
a
8081572.SQ.FTS.B , 5 .534% , 2/13/26 .... 4,711 4,582
a
8082926.SQ.FTS.B , 6 .167% , 2/13/26 .... 3,234 3,072
a
8083171.SQ.FTS.B , 6 .289% , 2/13/26 .... 326 304
a
8086242.SQ.FTS.B , 4 .772% , 2/14/26 .... 300 281
a
8085601.SQ.FTS.B , 4 .782% , 2/14/26 .... 10,308 8,486
a
8087114.SQ.FTS.B , 5 .094% , 2/14/26 .... 18,400 17,843
a
8086401.SQ.FTS.B , 5 .723% , 2/14/26 .... 12,110 11,900
a
8084846.SQ.FTS.B , 6 .169% , 2/14/26 .... 3,124 2,769
a
8085571.SQ.FTS.B , 6 .289% , 2/14/26 .... 49 48
a
8085032.SQ.FTS.B , 6 .48% , 2/14/26 ..... 9,808 3,798
a
8090285.SQ.FTS.B , 4 .78% , 2/15/26 ..... 4,772 4,701
a
8091892.SQ.FTS.B , 4 .78% , 2/15/26 ..... 1,491 1,472
a
8091464.SQ.FTS.B , 5 .092% , 2/15/26 .... 7,612 6,924
a
8092751.SQ.FTS.B , 5 .094% , 2/15/26 .... 8,105 7,917
a
8090178.SQ.FTS.B , 5 .346% , 2/15/26 .... 443 439
a
8093500.SQ.FTS.B , 6 .296% , 2/15/26 .... 642 610
a
8093903.SQ.FTS.B , 4 .78% , 2/16/26 ..... 12,413 11,832
a
8096821.SQ.FTS.B , 4 .78% , 2/16/26 ..... 9,983 9,813
a
8094706.SQ.FTS.B , 4 .786% , 2/16/26 .... 2,268 2,191
a
8095603.SQ.FTS.B , 5 .346% , 2/16/26 .... 2,845 2,763
a
8093884.SQ.FTS.B , 5 .915% , 2/16/26 .... 154 153
a
8094844.SQ.FTS.B , 6 .189% , 2/16/26 .... 411 396
a
8097670.SQ.FTS.B , 4 .776% , 2/17/26 .... 2,599 2,506
a
8097051.SQ.FTS.B , 5 .897% , 2/17/26 .... 676 648
a
8097211.SQ.FTS.B , 5 .909% , 2/17/26 .... 2,957 1,856
a
8097993.SQ.FTS.B , 4 .778% , 2/18/26 .... 1,654 1,631
a
8098241.SQ.FTS.B , 5 .092% , 2/18/26 .... 2,205 2,156
a
8098050.SQ.FTS.B , 5 .094% , 2/18/26 .... 625 623
a
8098680.SQ.FTS.B , 5 .095% , 2/18/26 .... 15,031 11,074
a
8098527.SQ.FTS.B , 5 .72% , 2/18/26 ..... 4,067 3,207
a
8097963.SQ.FTS.B , 5 .9% , 2/18/26 ...... 689 663
a
8102535.SQ.FTS.B , 4 .767% , 2/19/26 .... 496 409
a
8100096.SQ.FTS.B , 4 .777% , 2/19/26 .... 1,873 1,853
a
8099593.SQ.FTS.B , 4 .78% , 2/19/26 ..... 2,481 2,452
a
8101054.SQ.FTS.B , 4 .78% , 2/19/26 ..... 5,561 5,453
a
8100592.SQ.FTS.B , 5 .912% , 2/19/26 .... 19,054 15,220
Description
Principal
Amount Value
Block, Inc. (continued)
a
8101779.SQ.FTS.B , 5 .912% , 2/19/26 .... $ 15,008 $ 11,837
a
8102325.SQ.FTS.B , 5 .914% , 2/19/26 .... 1,637 1,612
a
8099364.SQ.FTS.B , 5 .917% , 2/19/26 .... 2,542 2,399
a
8101689.SQ.FTS.B , 6 .298% , 2/19/26 .... 1,126 1,055
a
8104468.SQ.FTS.B , 4 .782% , 2/20/26 .... 1,355 1,340
a
8103231.SQ.FTS.B , 4 .786% , 2/20/26 .... 2,292 2,212
a
8104527.SQ.FTS.B , 4 .793% , 2/20/26 .... 111 105
a
8104606.SQ.FTS.B , 5 .095% , 2/20/26 .... 26,219 25,265
a
8104313.SQ.FTS.B , 5 .66% , 2/20/26 ..... 975 893
a
8104564.SQ.FTS.B , 5 .715% , 2/20/26 .... 21 21
a
8103156.SQ.FTS.B , 6 .161% , 2/20/26 .... 715 680
a
8104579.SQ.FTS.B , 6 .474% , 2/20/26 .... 2,671 747
a
8108969.SQ.FTS.B , 5 .095% , 2/21/26 .... 7,769 7,694
a
8107377.SQ.FTS.B , 5 .096% , 2/21/26 .... 11,541 10,675
a
8108839.SQ.FTS.B , 5 .112% , 2/21/26 .... 1,904 1,861
a
8108099.SQ.FTS.B , 5 .114% , 2/21/26 .... 25,165 22,945
a
8106736.SQ.FTS.B , 5 .409% , 2/21/26 .... 8,003 7,707
a
8113289.SQ.FTS.B , 4 .78% , 2/22/26 ..... 1,461 1,438
a
8112490.SQ.FTS.B , 6 .276% , 2/22/26 .... 549 419
a
8113190.SQ.FTS.B , 6 .543% , 2/22/26 .... 2,527 2,363
a
8118368.SQ.FTS.B , 5 .094% , 2/23/26 .... 16,334 15,990
a
8117071.SQ.FTS.B , 5 .667% , 2/23/26 .... 2,479 2,280
a
8117156.SQ.FTS.B , 6 .152% , 2/23/26 .... 25,285 22,092
a
8116348.SQ.FTS.B , 6 .289% , 2/23/26 .... 9,822 7,530
a
8118946.SQ.FTS.B , 4 .777% , 2/24/26 .... 3,397 3,333
a
8118872.SQ.FTS.B , 4 .78% , 2/24/26 ..... 1,374 1,355
a
8119177.SQ.FTS.B , 4 .78% , 2/24/26 ..... 4,545 4,483
a
8119065.SQ.FTS.B , 6 .155% , 2/24/26 .... 5,772 906
a
8119418.SQ.FTS.B , 6 .552% , 2/24/26 .... 1,230 643
a
8119612.SQ.FTS.B , 5 .102% , 2/25/26 .... 2,202 2,018
a
8119694.SQ.FTS.B , 6 .15% , 2/25/26 ..... 4,000 3,917
a
8122481.SQ.FTS.B , 4 .78% , 2/26/26 ..... 22,871 19,540
a
8121649.SQ.FTS.B , 4 .781% , 2/26/26 .... 7,413 7,238
a
8123226.SQ.FTS.B , 5 .113% , 2/26/26 .... 24,134 23,777
a
8120943.SQ.FTS.B , 5 .66% , 2/26/26 ..... 2,808 2,780
a
8122041.SQ.FTS.B , 6 .427% , 2/26/26 .... 2,079 1,986
a
8122110.SQ.FTS.B , 6 .428% , 2/26/26 .... 1,094 1,045
a
8125247.SQ.FTS.B , 4 .749% , 2/27/26 .... 3,019 1,982
a
8124889.SQ.FTS.B , 4 .778% , 2/27/26 .... 3,674 3,553
a
8124450.SQ.FTS.B , 4 .784% , 2/27/26 .... 2,683 2,630
a
8125929.SQ.FTS.B , 5 .094% , 2/27/26 .... 13,931 10,721
a
8124817.SQ.FTS.B , 5 .644% , 2/27/26 .... 1,528 356
a
8130754.SQ.FTS.B , 4 .78% , 2/28/26 ..... 9,435 9,297
a
8137296.SQ.FTS.B , 4 .78% , 2/28/26 ..... 2,261 2,222
a
8137741.SQ.FTS.B , 4 .78% , 2/28/26 ..... 1,011 1,000
a
8139474.SQ.FTS.B , 4 .78% , 2/28/26 ..... 1,273 1,249

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8140581.SQ.FTS.B , 4 .78% , 2/28/26 ..... $ 1,886 $ 1,586
a
8142637.SQ.FTS.B , 4 .78% , 2/28/26 ..... 11,016 10,717
a
8137603.SQ.FTS.B , 4 .782% , 2/28/26 .... 6,194 5,320
a
8139068.SQ.FTS.B , 4 .784% , 2/28/26 .... 1,683 1,661
a
8138201.SQ.FTS.B , 5 .66% , 2/28/26 ..... 16,209 15,629
a
8143192.SQ.FTS.B , 5 .66% , 2/28/26 ..... 8,856 8,701
a
8137228.SQ.FTS.B , 5 .668% , 2/28/26 .... 2,543 2,339
a
8143061.SQ.FTS.B , 5 .914% , 2/28/26 .... 1,631 1,607
a
8139332.SQ.FTS.B , 6 .318% , 2/28/26 .... 889 718
a
8139400.SQ.FTS.B , 6 .423% , 2/28/26 .... 903 816
a
8137495.SQ.FTS.B , 6 .424% , 2/28/26 .... 2,758 2,637
a
8143858.SQ.FTS.B , 4 .778% , 3/01/26 .... 1,179 1,163
a
8143690.SQ.FTS.B , 4 .78% , 3/01/26 ..... 2,233 2,205
a
8143927.SQ.FTS.B , 4 .78% , 3/01/26 ..... 6,878 6,713
a
8144185.SQ.FTS.B , 4 .782% , 3/01/26 .... 3,711 3,657
a
8143641.SQ.FTS.B , 5 .905% , 3/01/26 .... 2,194 1,794
a
8144707.SQ.FTS.B , 4 .774% , 3/02/26 .... 1,169 1,147
a
8144789.SQ.FTS.B , 4 .778% , 3/02/26 .... 5,555 5,429
a
8144631.SQ.FTS.B , 4 .779% , 3/02/26 .... 7,442 6,359
a
8144737.SQ.FTS.B , 4 .78% , 3/02/26 ..... 1,433 1,395
a
8144568.SQ.FTS.B , 5 .104% , 3/02/26 .... 1,299 1,271
a
8145091.SQ.FTS.B , 5 .407% , 3/02/26 .... 3,628 3,563
a
8144464.SQ.FTS.B , 5 .408% , 3/02/26 .... 1,203 1,149
a
8144915.SQ.FTS.B , 5 .66% , 3/02/26 ..... 2,734 2,639
a
8145075.SQ.FTS.B , 5 .66% , 3/02/26 ..... 548 539
a
8149082.SQ.FTS.B , 4 .781% , 3/03/26 .... 4,124 4,022
a
8147240.SQ.FTS.B , 4 .783% , 3/03/26 .... 3,630 3,450
a
8148045.SQ.FTS.B , 4 .784% , 3/03/26 .... 679 674
a
8147390.SQ.FTS.B , 6 .547% , 3/03/26 .... 19,304 17,011
a
8149284.SQ.FTS.B , 6 .547% , 3/03/26 .... 4,583 4,030
a
8152971.SQ.FTS.B , 4 .781% , 3/04/26 .... 5,179 4,993
a
8151780.SQ.FTS.B , 5 .115% , 3/04/26 .... 3,409 3,375
a
8152476.SQ.FTS.B , 6 .15% , 3/04/26 ..... 5,093 4,990
a
8152425.SQ.FTS.B , 6 .667% , 3/04/26 .... 940 893
a
8158709.SQ.FTS.B , 4 .778% , 3/05/26 .... 6,455 6,307
a
8156729.SQ.FTS.B , 4 .779% , 3/05/26 .... 15,301 15,123
a
8155465.SQ.FTS.B , 4 .78% , 3/05/26 ..... 3,535 3,456
a
8158896.SQ.FTS.B , 4 .78% , 3/05/26 ..... 2,383 2,358
a
8155930.SQ.FTS.B , 5 .114% , 3/05/26 .... 1,954 1,932
a
8158885.SQ.FTS.B , 5 .92% , 3/05/26 ..... 1,714 423
a
8155026.SQ.FTS.B , 6 .151% , 3/05/26 .... 4,002 3,896
a
8158568.SQ.FTS.B , 6 .327% , 3/05/26 .... 3,256 2,932
a
8155880.SQ.FTS.B , 6 .543% , 3/05/26 .... 524 481
a
8160326.SQ.FTS.B , 4 .779% , 3/06/26 .... 3,052 2,907
a
8160480.SQ.FTS.B , 4 .78% , 3/06/26 ..... 9,055 8,849
a
8162148.SQ.FTS.B , 4 .783% , 3/06/26 .... 1,245 1,230
Description
Principal
Amount Value
Block, Inc. (continued)
a
8159653.SQ.FTS.B , 5 .094% , 3/06/26 .... $ 430 $ 420
a
8159478.SQ.FTS.B , 5 .66% , 3/06/26 ..... 1,971 1,919
a
8160802.SQ.FTS.B , 5 .66% , 3/06/26 ..... 15,122 14,903
a
8159145.SQ.FTS.B , 6 .325% , 3/06/26 .... 1,670 1,638
a
8162648.SQ.FTS.B , 4 .773% , 3/07/26 .... 1,134 1,120
a
8162974.SQ.FTS.B , 5 .679% , 3/07/26 .... 873 826
a
8162440.SQ.FTS.B , 6 .421% , 3/07/26 .... 8,738 7,421
a
8163975.SQ.FTS.B , 4 .779% , 3/08/26 .... 7,655 7,538
a
8163527.SQ.FTS.B , 4 .785% , 3/08/26 .... 2,294 2,256
a
8163826.SQ.FTS.B , 6 .4% , 3/08/26 ...... 766 698
a
8165389.SQ.FTS.B , 4 .78% , 3/09/26 ..... 2,103 2,062
a
8165492.SQ.FTS.B , 4 .78% , 3/09/26 ..... 6,079 5,955
a
8166222.SQ.FTS.B , 4 .783% , 3/09/26 .... 2,691 2,634
a
8166083.SQ.FTS.B , 5 .403% , 3/09/26 .... 1,854 1,805
a
8165084.SQ.FTS.B , 5 .41% , 3/09/26 ..... 11,638 1,609
a
8166189.SQ.FTS.B , 5 .66% , 3/09/26 ..... 202 201
a
8166378.SQ.FTS.B , 6 .148% , 3/09/26 .... 2,510 2,420
a
8164934.SQ.FTS.B , 6 .159% , 3/09/26 .... 1,245 304
a
8165043.SQ.FTS.B , 6 .348% , 3/09/26 .... 1,269 535
a
8166162.SQ.FTS.B , 6 .412% , 3/09/26 .... 1,532 778
a
8166313.SQ.FTS.B , 6 .667% , 3/09/26 .... 1,316 1,249
a
8167907.SQ.FTS.B , 4 .777% , 3/10/26 .... 2,041 2,011
a
8171317.SQ.FTS.B , 4 .779% , 3/10/26 .... 7,404 7,275
a
8169199.SQ.FTS.B , 4 .78% , 3/10/26 ..... 27,513 27,022
a
8168375.SQ.FTS.B , 4 .781% , 3/10/26 .... 8,599 8,421
a
8167762.SQ.FTS.B , 5 .105% , 3/10/26 .... 1,149 1,053
a
8170828.SQ.FTS.B , 5 .66% , 3/10/26 ..... 1,056 922
a
8168187.SQ.FTS.B , 5 .907% , 3/10/26 .... 1,531 1,407
a
8170878.SQ.FTS.B , 6 .546% , 3/10/26 .... 1,547 1,532
a
8173310.SQ.FTS.B , 4 .779% , 3/11/26 .... 18,220 17,943
a
8180242.SQ.FTS.B , 4 .775% , 3/12/26 .... 3,134 2,981
a
8177398.SQ.FTS.B , 4 .779% , 3/12/26 .... 14,647 12,651
a
8180367.SQ.FTS.B , 4 .779% , 3/12/26 .... 1,277 1,235
a
8178539.SQ.FTS.B , 4 .78% , 3/12/26 ..... 10,794 9,305
a
8178839.SQ.FTS.B , 4 .78% , 3/12/26 ..... 33,877 32,766
a
8180118.SQ.FTS.B , 4 .78% , 3/12/26 ..... 2,782 2,716
a
8176747.SQ.FTS.B , 4 .781% , 3/12/26 .... 3,202 3,158
a
8177107.SQ.FTS.B , 4 .784% , 3/12/26 .... 1,997 1,970
a
8177307.SQ.FTS.B , 5 .104% , 3/12/26 .... 1,825 1,738
a
8180403.SQ.FTS.B , 6 .547% , 3/12/26 .... 761 756
a
8184238.SQ.FTS.B , 4 .777% , 3/13/26 .... 4,777 4,658
a
8180951.SQ.FTS.B , 4 .78% , 3/13/26 ..... 2,385 2,277
a
8182507.SQ.FTS.B , 5 .117% , 3/13/26 .... 2,069 2,029
a
8181148.SQ.FTS.B , 5 .628% , 3/13/26 .... 3,454 31
a
8181974.SQ.FTS.B , 5 .666% , 3/13/26 .... 5,057 1,542
a
8181078.SQ.FTS.B , 6 .148% , 3/13/26 .... 447 432

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8180916.SQ.FTS.B , 6 .346% , 3/13/26 .... $ 1,098 $ 794
a
8184741.SQ.FTS.B , 4 .779% , 3/14/26 .... 10,451 10,140
a
8184581.SQ.FTS.B , 6 .148% , 3/14/26 .... 1,879 1,851
a
8184254.SQ.FTS.B , 6 .152% , 3/14/26 .... 1,298 1,263
a
8185313.SQ.FTS.B , 4 .778% , 3/15/26 .... 3,693 3,615
a
8185295.SQ.FTS.B , 5 .101% , 3/15/26 .... 822 341
a
8185592.SQ.FTS.B , 5 .114% , 3/15/26 .... 5,857 5,772
a
8185456.SQ.FTS.B , 5 .665% , 3/15/26 .... 864 857
a
8185556.SQ.FTS.B , 6 .17% , 3/15/26 ..... 456 447
a
8185861.SQ.FTS.B , 6 .336% , 3/15/26 .... 1,859 713
a
8185551.SQ.FTS.B , 6 .709% , 3/15/26 .... 343 320
a
8187056.SQ.FTS.B , 4 .779% , 3/16/26 .... 31,014 29,131
a
8186234.SQ.FTS.B , 4 .78% , 3/16/26 ..... 1,217 1,160
a
8186644.SQ.FTS.B , 4 .78% , 3/16/26 ..... 4,296 4,214
a
8188013.SQ.FTS.B , 5 .113% , 3/16/26 .... 12,703 12,561
a
8189766.SQ.FTS.B , 6 .151% , 3/16/26 .... 4,481 4,256
a
8189536.SQ.FTS.B , 6 .421% , 3/16/26 .... 9,426 8,662
a
8192800.SQ.FTS.B , 4 .778% , 3/17/26 .... 7,502 7,284
a
8192588.SQ.FTS.B , 4 .779% , 3/17/26 .... 2,687 2,593
a
8192987.SQ.FTS.B , 4 .785% , 3/17/26 .... 2,767 2,675
a
8192641.SQ.FTS.B , 5 .115% , 3/17/26 .... 8,909 8,493
a
8190366.SQ.FTS.B , 5 .119% , 3/17/26 .... 2,817 2,686
a
8190551.SQ.FTS.B , 5 .409% , 3/17/26 .... 778 772
a
8190913.SQ.FTS.B , 5 .418% , 3/17/26 .... 1,466 1,321
a
8191003.SQ.FTS.B , 5 .66% , 3/17/26 ..... 25,925 25,487
a
8194976.SQ.FTS.B , 5 .113% , 3/18/26 .... 34,864 27,766
a
8193726.SQ.FTS.B , 5 .114% , 3/18/26 .... 14,703 4,184
a
8195724.SQ.FTS.B , 5 .666% , 3/18/26 .... 2,128 2,082
a
8193577.SQ.FTS.B , 6 .147% , 3/18/26 .... 1,936 1,867
a
8196578.SQ.FTS.B , 6 .151% , 3/18/26 .... 16,958 16,519
a
8201219.SQ.FTS.B , 5 .411% , 3/19/26 .... 961 951
a
8202392.SQ.FTS.B , 6 .289% , 3/19/26 .... 94 92
a
8202573.SQ.FTS.B , 6 .333% , 3/19/26 .... 550 526
a
8202617.SQ.FTS.B , 6 .423% , 3/19/26 .... 3,103 2,847
a
8202425.SQ.FTS.B , 6 .425% , 3/19/26 .... 4,151 3,582
a
8205847.SQ.FTS.B , 4 .779% , 3/20/26 .... 5,470 5,280
a
8202864.SQ.FTS.B , 4 .78% , 3/20/26 ..... 2,568 2,496
a
8203009.SQ.FTS.B , 5 .113% , 3/20/26 .... 6,433 5,101
a
8205397.SQ.FTS.B , 5 .116% , 3/20/26 .... 580 577
a
8205517.SQ.FTS.B , 5 .119% , 3/20/26 .... 1,117 1,107
a
8203270.SQ.FTS.B , 5 .413% , 3/20/26 .... 3,529 2,517
a
8205825.SQ.FTS.B , 5 .614% , 3/20/26 .... 869 394
a
8204771.SQ.FTS.B , 5 .66% , 3/20/26 ..... 11,171 10,895
a
8205976.SQ.FTS.B , 5 .912% , 3/20/26 .... 4,408 3,675
a
8204187.SQ.FTS.B , 5 .913% , 3/20/26 .... 3,638 3,590
a
8202730.SQ.FTS.B , 6 .148% , 3/20/26 .... 982 964
Description
Principal
Amount Value
Block, Inc. (continued)
a
8205369.SQ.FTS.B , 6 .329% , 3/20/26 .... $ 1,746 $ 22
a
8205642.SQ.FTS.B , 6 .42% , 3/20/26 ..... 5,695 5,233
a
8204610.SQ.FTS.B , 6 .682% , 3/20/26 .... 2,544 1,045
a
8206532.SQ.FTS.B , 4 .766% , 3/21/26 .... 1,129 1,097
a
8206289.SQ.FTS.B , 4 .773% , 3/21/26 .... 1,397 1,377
a
8206121.SQ.FTS.B , 4 .777% , 3/21/26 .... 5,210 5,053
a
8206612.SQ.FTS.B , 4 .778% , 3/21/26 .... 3,536 3,428
a
8206253.SQ.FTS.B , 5 .107% , 3/21/26 .... 1,242 1,206
a
8206399.SQ.FTS.B , 5 .407% , 3/21/26 .... 5,476 5,295
a
8206934.SQ.FTS.B , 5 .407% , 3/21/26 .... 1,244 1,226
a
8206989.SQ.FTS.B , 6 .551% , 3/21/26 .... 3,456 2,214
a
8207402.SQ.FTS.B , 5 .113% , 3/22/26 .... 8,058 7,979
a
8209555.SQ.FTS.B , 4 .774% , 3/23/26 .... 2,356 2,305
a
8211344.SQ.FTS.B , 4 .777% , 3/23/26 .... 397 395
a
8211626.SQ.FTS.B , 4 .778% , 3/23/26 .... 2,161 2,125
a
8209440.SQ.FTS.B , 4 .787% , 3/23/26 .... 1,863 1,827
a
8210538.SQ.FTS.B , 4 .96% , 3/23/26 ..... 4,646 2,909
a
8210603.SQ.FTS.B , 5 .113% , 3/23/26 .... 25,264 24,405
a
8209672.SQ.FTS.B , 5 .41% , 3/23/26 ..... 9,682 9,080
a
8208463.SQ.FTS.B , 5 .66% , 3/23/26 ..... 879 855
a
8211599.SQ.FTS.B , 5 .675% , 3/23/26 .... 497 490
a
8209177.SQ.FTS.B , 6 .148% , 3/23/26 .... 5,201 3,394
a
8209660.SQ.FTS.B , 6 .394% , 3/23/26 .... 427 332
a
8209089.SQ.FTS.B , 6 .415% , 3/23/26 .... 2,750 1,655
a
8211762.SQ.FTS.B , 4 .78% , 3/24/26 ..... 1,186 1,142
a
8214941.SQ.FTS.B , 4 .78% , 3/24/26 ..... 17,446 17,189
a
8212827.SQ.FTS.B , 4 .781% , 3/24/26 .... 8,457 8,273
a
8213268.SQ.FTS.B , 4 .958% , 3/24/26 .... 4,775 3,790
a
8213447.SQ.FTS.B , 5 .408% , 3/24/26 .... 7,702 7,567
a
8213869.SQ.FTS.B , 5 .409% , 3/24/26 .... 10,901 10,529
a
8214310.SQ.FTS.B , 5 .911% , 3/24/26 .... 11,028 10,097
a
8211919.SQ.FTS.B , 6 .164% , 3/24/26 .... 1,154 743
a
8216001.SQ.FTS.B , 4 .78% , 3/25/26 ..... 8,331 8,108
a
8216354.SQ.FTS.B , 4 .78% , 3/25/26 ..... 1,954 1,879
a
8217860.SQ.FTS.B , 4 .78% , 3/25/26 ..... 15,381 14,837
a
8215602.SQ.FTS.B , 4 .784% , 3/25/26 .... 1,434 1,243
a
8217705.SQ.FTS.B , 5 .107% , 3/25/26 .... 3,283 3,026
a
8217076.SQ.FTS.B , 5 .111% , 3/25/26 .... 2,775 2,724
a
8217217.SQ.FTS.B , 5 .115% , 3/25/26 .... 728 716
a
8215375.SQ.FTS.B , 5 .12% , 3/25/26 ..... 2,743 2,540
a
8216733.SQ.FTS.B , 5 .407% , 3/25/26 .... 821 814
a
8214983.SQ.FTS.B , 5 .66% , 3/25/26 ..... 5,538 5,434
a
8216798.SQ.FTS.B , 5 .66% , 3/25/26 ..... 2,676 2,372
a
8216882.SQ.FTS.B , 5 .66% , 3/25/26 ..... 7,577 5,291
a
8217313.SQ.FTS.B , 5 .66% , 3/25/26 ..... 3,488 3,426
a
8215471.SQ.FTS.B , 6 .289% , 3/25/26 .... 51 50

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8216590.SQ.FTS.B , 6 .314% , 3/25/26 .... $ 1,287 $ 618
a
8216444.SQ.FTS.B , 6 .327% , 3/25/26 .... 2,127 1,997
a
8216643.SQ.FTS.B , 6 .564% , 3/25/26 .... 429 420
a
8221773.SQ.FTS.B , 4 .778% , 3/26/26 .... 5,852 5,090
a
8222040.SQ.FTS.B , 4 .78% , 3/26/26 ..... 16,820 16,290
a
8223346.SQ.FTS.B , 4 .78% , 3/26/26 ..... 3,210 3,046
a
8223096.SQ.FTS.B , 4 .784% , 3/26/26 .... 2,847 2,790
a
8222983.SQ.FTS.B , 5 .66% , 3/26/26 ..... 999 985
a
8223240.SQ.FTS.B , 6 .146% , 3/26/26 .... 1,116 1,013
a
8223600.SQ.FTS.B , 6 .329% , 3/26/26 .... 878 853
a
8221997.SQ.FTS.B , 6 .536% , 3/26/26 .... 576 466
a
8224480.SQ.FTS.B , 4 .78% , 3/27/26 ..... 2,067 2,054
a
8226448.SQ.FTS.B , 4 .78% , 3/27/26 ..... 14,767 14,411
a
8227008.SQ.FTS.B , 4 .78% , 3/27/26 ..... 7,556 7,357
a
8227182.SQ.FTS.B , 5 .114% , 3/27/26 .... 15,993 15,517
a
8226308.SQ.FTS.B , 5 .119% , 3/27/26 .... 2,106 2,065
a
8226398.SQ.FTS.B , 5 .627% , 3/27/26 .... 1,116 905
a
8227883.SQ.FTS.B , 5 .913% , 3/27/26 .... 17,072 14,555
a
8226864.SQ.FTS.B , 5 .918% , 3/27/26 .... 559 552
a
8226908.SQ.FTS.B , 6 .144% , 3/27/26 .... 3,102 2,030
a
8225563.SQ.FTS.B , 6 .428% , 3/27/26 .... 82 81
a
8228042.SQ.FTS.B , 4 .779% , 3/28/26 .... 15,184 12,764
a
8228286.SQ.FTS.B , 5 .635% , 3/28/26 .... 6,088 5,213
a
8228833.SQ.FTS.B , 6 .429% , 3/28/26 .... 1,068 1,038
a
8229550.SQ.FTS.B , 6 .15% , 3/29/26 ..... 14,308 12,006
a
8234119.SQ.FTS.B , 4 .783% , 3/30/26 .... 1,587 1,550
a
8230226.SQ.FTS.B , 4 .787% , 3/30/26 .... 1,878 1,829
a
8231122.SQ.FTS.B , 5 .409% , 3/30/26 .... 594 581
a
8233929.SQ.FTS.B , 5 .409% , 3/30/26 .... 300 298
a
8236119.SQ.FTS.B , 4 .78% , 4/01/26 ..... 1,678 1,647
a
8236507.SQ.FTS.B , 4 .78% , 4/01/26 ..... 163 161
a
8236797.SQ.FTS.B , 4 .78% , 4/01/26 ..... 14,820 14,587
a
8238464.SQ.FTS.B , 4 .78% , 4/01/26 ..... 16,847 14,313
a
8237680.SQ.FTS.B , 4 .956% , 4/01/26 .... 24,800 15,827
a
8235348.SQ.FTS.B , 5 .112% , 4/01/26 .... 10,715 10,313
a
8236342.SQ.FTS.B , 6 .164% , 4/01/26 .... 309 307
a
8235030.SQ.FTS.B , 6 .421% , 4/01/26 .... 5,426 5,012
a
8236305.SQ.FTS.B , 6 .551% , 4/01/26 .... 919 882
a
8239718.SQ.FTS.B , 4 .924% , 4/02/26 .... 597 275
a
8241352.SQ.FTS.B , 5 .113% , 4/02/26 .... 55,317 52,689
a
8239054.SQ.FTS.B , 5 .66% , 4/02/26 ..... 9,884 9,179
a
8240040.SQ.FTS.B , 5 .66% , 4/02/26 ..... 8,600 8,549
a
8244618.SQ.FTS.B , 4 .78% , 4/03/26 ..... 10,019 9,757
a
8245361.SQ.FTS.B , 4 .78% , 4/03/26 ..... 5,085 4,933
a
8246157.SQ.FTS.B , 4 .78% , 4/03/26 ..... 814 800
a
8246212.SQ.FTS.B , 4 .781% , 4/03/26 .... 5,167 5,114
Description
Principal
Amount Value
Block, Inc. (continued)
a
8247695.SQ.FTS.B , 5 .405% , 4/03/26 .... $ 1,301 $ 1,222
a
8245947.SQ.FTS.B , 5 .407% , 4/03/26 .... 4,130 3,714
a
8246946.SQ.FTS.B , 5 .409% , 4/03/26 .... 19,686 14,012
a
8247794.SQ.FTS.B , 5 .912% , 4/03/26 .... 12,640 12,476
a
8247535.SQ.FTS.B , 6 .552% , 4/03/26 .... 2,245 1,593
a
8248806.SQ.FTS.B , 6 .675% , 4/03/26 .... 16,787 8,358
a
8249656.SQ.FTS.B , 4 .778% , 4/04/26 .... 7,772 7,590
a
8250977.SQ.FTS.B , 4 .778% , 4/04/26 .... 4,978 4,269
a
8251328.SQ.FTS.B , 5 .113% , 4/04/26 .... 24,530 22,645
a
8251982.SQ.FTS.B , 5 .113% , 4/04/26 .... 10,716 10,641
a
8250756.SQ.FTS.B , 5 .409% , 4/04/26 .... 3,803 3,747
a
8250709.SQ.FTS.B , 5 .904% , 4/04/26 .... 545 538
a
8250191.SQ.FTS.B , 6 .334% , 4/04/26 .... 674 434
a
8252691.SQ.FTS.B , 4 .77% , 4/05/26 ..... 1,180 1,160
a
8252744.SQ.FTS.B , 4 .777% , 4/05/26 .... 3,945 3,878
a
8252937.SQ.FTS.B , 5 .409% , 4/05/26 .... 16,766 16,380
a
8253601.SQ.FTS.B , 4 .784% , 4/06/26 .... 1,607 1,573
a
8253754.SQ.FTS.B , 5 .111% , 4/06/26 .... 3,323 3,246
a
8253968.SQ.FTS.B , 5 .113% , 4/06/26 .... 12,156 11,805
a
8254363.SQ.FTS.B , 5 .115% , 4/06/26 .... 3,554 3,472
a
8253676.SQ.FTS.B , 5 .411% , 4/06/26 .... 951 925
a
8253659.SQ.FTS.B , 5 .625% , 4/06/26 .... 386 352
a
8253717.SQ.FTS.B , 5 .63% , 4/06/26 ..... 1,613 1,022
a
8254966.SQ.FTS.B , 4 .775% , 4/07/26 .... 2,582 2,522
a
8255354.SQ.FTS.B , 4 .958% , 4/07/26 .... 893 494
a
8258502.SQ.FTS.B , 5 .404% , 4/07/26 .... 2,219 2,168
a
8255421.SQ.FTS.B , 5 .41% , 4/07/26 ..... 12,865 9,328
a
8256593.SQ.FTS.B , 6 .322% , 4/07/26 .... 1,676 1,292
a
8256206.SQ.FTS.B , 6 .418% , 4/07/26 .... 6,240 4,910
a
8255929.SQ.FTS.B , 6 .421% , 4/07/26 .... 4,419 3,499
a
8256099.SQ.FTS.B , 6 .436% , 4/07/26 .... 690 663
a
8258449.SQ.FTS.B , 6 .541% , 4/07/26 .... 893 825
a
8256969.SQ.FTS.B , 6 .673% , 4/07/26 .... 17,276 16,477
a
8258586.SQ.FTS.B , 4 .78% , 4/08/26 ..... 899 888
a
8260322.SQ.FTS.B , 4 .78% , 4/08/26 ..... 17,284 17,080
a
8259927.SQ.FTS.B , 4 .822% , 4/08/26 .... 91 90
a
8259944.SQ.FTS.B , 5 .113% , 4/08/26 .... 10,300 10,045
a
8258689.SQ.FTS.B , 5 .66% , 4/08/26 ..... 21,040 18,752
a
8261467.SQ.FTS.B , 6 .326% , 4/08/26 .... 12,138 5,644
a
8263745.SQ.FTS.B , 4 .779% , 4/09/26 .... 8,458 8,232
a
8263419.SQ.FTS.B , 4 .78% , 4/09/26 ..... 5,400 5,191
a
8264430.SQ.FTS.B , 5 .11% , 4/09/26 ..... 1,835 1,763
a
8264550.SQ.FTS.B , 5 .111% , 4/09/26 .... 5,244 5,164
a
8264370.SQ.FTS.B , 5 .409% , 4/09/26 .... 834 816
a
8264838.SQ.FTS.B , 5 .409% , 4/09/26 .... 1,028 1,020
a
8263605.SQ.FTS.B , 6 .322% , 4/09/26 .... 688 669

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8263641.SQ.FTS.B , 6 .427% , 4/09/26 .... $ 2,835 $ 2,622
a
8269697.SQ.FTS.B , 4 .768% , 4/10/26 .... 814 802
a
8270552.SQ.FTS.B , 4 .779% , 4/10/26 .... 10,125 9,896
a
8271380.SQ.FTS.B , 4 .78% , 4/10/26 ..... 9,091 8,629
a
8271679.SQ.FTS.B , 4 .784% , 4/10/26 .... 3,631 3,518
a
8272063.SQ.FTS.B , 5 .112% , 4/10/26 .... 3,341 3,263
a
8269756.SQ.FTS.B , 5 .66% , 4/10/26 ..... 3,098 3,042
a
8271652.SQ.FTS.B , 5 .66% , 4/10/26 ..... 305 286
a
8271343.SQ.FTS.B , 5 .902% , 4/10/26 .... 2,043 1,359
a
8273922.SQ.FTS.B , 4 .78% , 4/11/26 ..... 17,882 17,699
a
8275956.SQ.FTS.B , 4 .78% , 4/11/26 ..... 22,370 21,895
a
8277202.SQ.FTS.B , 5 .113% , 4/11/26 .... 7,725 6,092
a
8276869.SQ.FTS.B , 5 .114% , 4/11/26 .... 17,266 15,990
a
8273623.SQ.FTS.B , 5 .665% , 4/11/26 .... 4,325 4,021
a
8277973.SQ.FTS.B , 5 .409% , 4/12/26 .... 8,423 8,145
a
8277446.SQ.FTS.B , 5 .908% , 4/12/26 .... 590 578
a
8277477.SQ.FTS.B , 5 .912% , 4/12/26 .... 13,472 13,099
a
8278723.SQ.FTS.B , 4 .78% , 4/13/26 ..... 3,129 3,025
a
8278391.SQ.FTS.B , 5 .111% , 4/13/26 .... 5,048 4,949
a
8278582.SQ.FTS.B , 6 .15% , 4/13/26 ..... 2,552 2,486
a
8278895.SQ.FTS.B , 6 .413% , 4/13/26 .... 15 15
a
8279441.SQ.FTS.B , 4 .771% , 4/14/26 .... 2,225 1,939
a
8279326.SQ.FTS.B , 4 .78% , 4/14/26 ..... 2,475 2,420
a
8279483.SQ.FTS.B , 4 .78% , 4/14/26 ..... 4,239 4,094
a
8280386.SQ.FTS.B , 4 .78% , 4/14/26 ..... 23,838 23,479
a
8280017.SQ.FTS.B , 4 .781% , 4/14/26 .... 17,926 17,207
a
8279290.SQ.FTS.B , 5 .66% , 4/14/26 ..... 821 791
a
8279601.SQ.FTS.B , 5 .66% , 4/14/26 ..... 21,597 11,611
a
8280006.SQ.FTS.B , 6 .674% , 4/14/26 .... 205 203
a
8282795.SQ.FTS.B , 4 .769% , 4/15/26 .... 1,488 1,431
a
8282628.SQ.FTS.B , 4 .78% , 4/15/26 ..... 1,822 1,779
a
8284852.SQ.FTS.B , 4 .78% , 4/15/26 ..... 3,589 3,518
a
8283879.SQ.FTS.B , 4 .781% , 4/15/26 .... 17,443 17,125
a
8283355.SQ.FTS.B , 5 .113% , 4/15/26 .... 9,715 9,484
a
8283179.SQ.FTS.B , 5 .117% , 4/15/26 .... 7,445 5,698
a
8282720.SQ.FTS.B , 5 .119% , 4/15/26 .... 2,370 2,317
a
8281860.SQ.FTS.B , 5 .408% , 4/15/26 .... 4,974 3,659
a
8284829.SQ.FTS.B , 5 .412% , 4/15/26 .... 1,341 958
a
8284751.SQ.FTS.B , 5 .63% , 4/15/26 ..... 2,357 1,540
a
8282041.SQ.FTS.B , 5 .66% , 4/15/26 ..... 5,129 5,085
a
8284791.SQ.FTS.B , 5 .66% , 4/15/26 ..... 1,256 1,172
a
8284699.SQ.FTS.B , 5 .911% , 4/15/26 .... 2,766 1,869
a
8283828.SQ.FTS.B , 6 .324% , 4/15/26 .... 2,428 1,121
a
8284632.SQ.FTS.B , 6 .422% , 4/15/26 .... 3,289 3,116
a
8287959.SQ.FTS.B , 4 .785% , 4/16/26 .... 2,973 2,879
a
8287641.SQ.FTS.B , 5 .112% , 4/16/26 .... 4,543 4,450
Description
Principal
Amount Value
Block, Inc. (continued)
a
8286857.SQ.FTS.B , 5 .113% , 4/16/26 .... $ 4,095 $ 4,063
a
8286722.SQ.FTS.B , 5 .409% , 4/16/26 .... 1,548 1,532
a
8287243.SQ.FTS.B , 5 .409% , 4/16/26 .... 716 712
a
8287420.SQ.FTS.B , 5 .909% , 4/16/26 .... 2,576 2,521
a
8286678.SQ.FTS.B , 6 .164% , 4/16/26 .... 247 237
a
8288479.SQ.FTS.B , 6 .326% , 4/16/26 .... 5,532 1,819
a
8286845.SQ.FTS.B , 6 .411% , 4/16/26 .... 1,221 967
a
8287565.SQ.FTS.B , 6 .414% , 4/16/26 .... 1,774 1,724
a
8286690.SQ.FTS.B , 6 .534% , 4/16/26 .... 1,632 1,202
a
8284942.SQ.FTS.B , 6 .673% , 4/16/26 .... 15,851 15,525
a
8294683.SQ.FTS.B , 4 .776% , 4/17/26 .... 3,029 2,962
a
8290901.SQ.FTS.B , 4 .78% , 4/17/26 ..... 40,563 39,748
a
8294550.SQ.FTS.B , 5 .919% , 4/17/26 .... 367 362
a
8294297.SQ.FTS.B , 6 .151% , 4/17/26 .... 4,871 4,192
a
8298170.SQ.FTS.B , 4 .778% , 4/18/26 .... 7,784 7,557
a
8298055.SQ.FTS.B , 4 .78% , 4/18/26 ..... 2,159 1,869
a
8296631.SQ.FTS.B , 5 .114% , 4/18/26 .... 9,412 9,108
a
8296579.SQ.FTS.B , 5 .66% , 4/18/26 ..... 251 244
a
8298447.SQ.FTS.B , 5 .911% , 4/18/26 .... 10,727 10,442
a
8298108.SQ.FTS.B , 6 .138% , 4/18/26 .... 243 240
a
8295071.SQ.FTS.B , 6 .32% , 4/18/26 ..... 251 247
a
8299034.SQ.FTS.B , 4 .78% , 4/19/26 ..... 12,294 12,049
a
8298827.SQ.FTS.B , 5 .41% , 4/19/26 ..... 7,547 5,379
a
8298581.SQ.FTS.B , 5 .66% , 4/19/26 ..... 6,961 6,748
a
8299473.SQ.FTS.B , 6 .419% , 4/19/26 .... 1,920 1,713
a
8300107.SQ.FTS.B , 4 .78% , 4/20/26 ..... 5,063 4,952
a
8299881.SQ.FTS.B , 4 .782% , 4/20/26 .... 10,067 8,728
a
8299830.SQ.FTS.B , 5 .403% , 4/20/26 .... 2,597 1,939
a
8299512.SQ.FTS.B , 5 .671% , 4/20/26 .... 1,761 1,682
a
8299550.SQ.FTS.B , 5 .912% , 4/20/26 .... 2,358 2,317
a
8299665.SQ.FTS.B , 6 .663% , 4/20/26 .... 1,099 801
a
8300914.SQ.FTS.B , 4 .78% , 4/21/26 ..... 7,906 7,720
a
8302044.SQ.FTS.B , 4 .78% , 4/21/26 ..... 3,846 3,698
a
8302242.SQ.FTS.B , 4 .78% , 4/21/26 ..... 4,792 4,690
a
8303508.SQ.FTS.B , 4 .78% , 4/21/26 ..... 5,572 5,381
a
8303656.SQ.FTS.B , 4 .78% , 4/21/26 ..... 9,523 9,264
a
8303071.SQ.FTS.B , 4 .781% , 4/21/26 .... 9,098 8,838
a
8303323.SQ.FTS.B , 5 .409% , 4/21/26 .... 1,204 1,195
a
8304334.SQ.FTS.B , 5 .409% , 4/21/26 .... 6,135 4,584
a
8301895.SQ.FTS.B , 6 .317% , 4/21/26 .... 396 389
a
8301755.SQ.FTS.B , 6 .326% , 4/21/26 .... 4,584 2,260
a
8303301.SQ.FTS.B , 6 .404% , 4/21/26 .... 245 242
a
8304151.SQ.FTS.B , 6 .673% , 4/21/26 .... 2,567 2,142
a
8305771.SQ.FTS.B , 4 .78% , 4/22/26 ..... 2,647 2,584
a
8306964.SQ.FTS.B , 4 .78% , 4/22/26 ..... 37,698 36,880
a
8305906.SQ.FTS.B , 4 .781% , 4/22/26 .... 14,687 14,337

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8305027.SQ.FTS.B , 6 .15% , 4/22/26 ..... $ 2,533 $ 2,517
a
8304649.SQ.FTS.B , 6 .325% , 4/22/26 .... 7,527 5,064
a
8306625.SQ.FTS.B , 6 .673% , 4/22/26 .... 6,103 5,909
a
8308031.SQ.FTS.B , 4 .776% , 4/23/26 .... 3,614 3,424
a
8308934.SQ.FTS.B , 4 .779% , 4/23/26 .... 14,457 14,119
a
8308237.SQ.FTS.B , 4 .78% , 4/23/26 ..... 3,530 3,463
a
8309618.SQ.FTS.B , 4 .78% , 4/23/26 ..... 493 483
a
8310230.SQ.FTS.B , 4 .78% , 4/23/26 ..... 25,999 25,487
a
8309591.SQ.FTS.B , 6 .417% , 4/23/26 .... 357 354
a
8308182.SQ.FTS.B , 6 .667% , 4/23/26 .... 1,237 1,112
a
8316104.SQ.FTS.B , 4 .78% , 4/24/26 ..... 2,774 2,730
a
8313509.SQ.FTS.B , 5 .113% , 4/24/26 .... 50,234 48,396
a
8316235.SQ.FTS.B , 5 .113% , 4/24/26 .... 19,996 18,997
a
8317207.SQ.FTS.B , 5 .412% , 4/24/26 .... 4,995 4,828
a
8319131.SQ.FTS.B , 4 .781% , 4/25/26 .... 2,349 2,281
a
8318218.SQ.FTS.B , 4 .967% , 4/25/26 .... 373 221
a
8320034.SQ.FTS.B , 5 .409% , 4/25/26 .... 25,645 25,055
a
8318235.SQ.FTS.B , 5 .646% , 4/25/26 .... 2,079 989
a
8319657.SQ.FTS.B , 5 .66% , 4/25/26 ..... 18,707 4,589
a
8318289.SQ.FTS.B , 6 .152% , 4/25/26 .... 7,078 6,761
a
8318666.SQ.FTS.B , 6 .152% , 4/25/26 .... 12,768 8,869
a
8317414.SQ.FTS.B , 6 .555% , 4/25/26 .... 2,593 1,947
a
8321734.SQ.FTS.B , 4 .78% , 4/26/26 ..... 5,527 5,430
a
8321681.SQ.FTS.B , 4 .951% , 4/26/26 .... 1,133 1,075
a
8321485.SQ.FTS.B , 5 .113% , 4/26/26 .... 5,743 5,654
a
8321183.SQ.FTS.B , 5 .912% , 4/26/26 .... 9,896 9,684
a
8321043.SQ.FTS.B , 6 .329% , 4/26/26 .... 1,496 1,441
a
8322385.SQ.FTS.B , 4 .78% , 4/27/26 ..... 2,558 2,435
a
8321877.SQ.FTS.B , 5 .114% , 4/27/26 .... 8,245 7,980
a
8322680.SQ.FTS.B , 5 .66% , 4/27/26 ..... 5,284 5,168
a
8322441.SQ.FTS.B , 6 .146% , 4/27/26 .... 1,077 1,062
a
8322500.SQ.FTS.B , 6 .153% , 4/27/26 .... 2,869 2,843
a
8322107.SQ.FTS.B , 6 .54% , 4/27/26 ..... 2,153 1,626
a
8324693.SQ.FTS.B , 4 .78% , 4/28/26 ..... 1,257 1,244
a
8325680.SQ.FTS.B , 4 .78% , 4/28/26 ..... 9,843 9,447
a
8326359.SQ.FTS.B , 4 .787% , 4/28/26 .... 2,352 2,258
a
8324830.SQ.FTS.B , 4 .788% , 4/28/26 .... 1,157 1,137
a
8326653.SQ.FTS.B , 5 .112% , 4/28/26 .... 4,162 4,052
a
8326870.SQ.FTS.B , 5 .113% , 4/28/26 .... 3,454 3,413
a
8323711.SQ.FTS.B , 5 .114% , 4/28/26 .... 15,064 14,762
a
8326484.SQ.FTS.B , 5 .114% , 4/28/26 .... 3,217 3,162
a
8327086.SQ.FTS.B , 5 .39% , 4/28/26 ..... 636 624
a
8327123.SQ.FTS.B , 5 .397% , 4/28/26 .... 1,456 1,406
a
8324769.SQ.FTS.B , 5 .909% , 4/28/26 .... 888 867
a
8323662.SQ.FTS.B , 5 .92% , 4/28/26 ..... 669 650
a
8324800.SQ.FTS.B , 6 .143% , 4/28/26 .... 1,075 1,016
Description
Principal
Amount Value
Block, Inc. (continued)
a
8326179.SQ.FTS.B , 6 .15% , 4/28/26 ..... $ 2,073 $ 2,031
a
8323377.SQ.FTS.B , 6 .552% , 4/28/26 .... 3,945 3,024
a
8327173.SQ.FTS.B , 6 .554% , 4/28/26 .... 1,635 1,500
a
8327944.SQ.FTS.B , 4 .78% , 4/29/26 ..... 7,369 7,239
a
8328735.SQ.FTS.B , 4 .78% , 4/29/26 ..... 2,423 2,382
a
8328960.SQ.FTS.B , 4 .78% , 4/29/26 ..... 1,500 1,484
a
8329109.SQ.FTS.B , 4 .78% , 4/29/26 ..... 21,223 20,358
a
8330511.SQ.FTS.B , 4 .781% , 4/29/26 .... 12,484 12,050
a
8329865.SQ.FTS.B , 5 .114% , 4/29/26 .... 26,827 25,561
a
8327713.SQ.FTS.B , 5 .413% , 4/29/26 .... 2,963 2,240
a
8330954.SQ.FTS.B , 6 .289% , 4/29/26 .... 289 272
a
8327194.SQ.FTS.B , 6 .326% , 4/29/26 .... 3,595 3,506
a
8331383.SQ.FTS.B , 4 .776% , 4/30/26 .... 2,656 2,518
a
8333917.SQ.FTS.B , 4 .778% , 4/30/26 .... 8,279 8,098
a
8333245.SQ.FTS.B , 4 .779% , 4/30/26 .... 14,924 14,315
a
8332018.SQ.FTS.B , 4 .78% , 4/30/26 ..... 24,637 23,817
a
8337008.SQ.FTS.B , 4 .78% , 4/30/26 ..... 2,752 2,635
a
8337108.SQ.FTS.B , 4 .78% , 4/30/26 ..... 6,323 6,173
a
8332944.SQ.FTS.B , 4 .781% , 4/30/26 .... 7,198 6,954
a
8333141.SQ.FTS.B , 4 .966% , 4/30/26 .... 1,493 1,018
a
8331883.SQ.FTS.B , 5 .109% , 4/30/26 .... 3,545 3,414
a
8336735.SQ.FTS.B , 5 .113% , 4/30/26 .... 5,570 5,366
a
8337532.SQ.FTS.B , 5 .113% , 4/30/26 .... 9,365 9,109
a
8330984.SQ.FTS.B , 5 .115% , 4/30/26 .... 5,876 5,766
a
8333158.SQ.FTS.B , 5 .115% , 4/30/26 .... 5,494 5,228
a
8339165.SQ.FTS.B , 5 .411% , 4/30/26 .... 2,726 2,648
a
8334093.SQ.FTS.B , 5 .635% , 4/30/26 .... 16,320 12,614
a
8338628.SQ.FTS.B , 5 .66% , 4/30/26 ..... 13,495 13,084
a
8339588.SQ.FTS.B , 5 .66% , 4/30/26 ..... 406 404
a
8332716.SQ.FTS.B , 5 .912% , 4/30/26 .... 3,290 3,247
a
8338613.SQ.FTS.B , 5 .915% , 4/30/26 .... 731 711
a
8331517.SQ.FTS.B , 6 .146% , 4/30/26 .... 1,505 1,465
a
8333542.SQ.FTS.B , 6 .148% , 4/30/26 .... 3,912 3,832
a
8339650.SQ.FTS.B , 6 .151% , 4/30/26 .... 680 676
a
8339406.SQ.FTS.B , 6 .152% , 4/30/26 .... 12,467 8,193
a
8333812.SQ.FTS.B , 6 .17% , 4/30/26 ..... 511 503
a
8337895.SQ.FTS.B , 6 .323% , 4/30/26 .... 1,448 1,366
a
8339247.SQ.FTS.B , 6 .673% , 4/30/26 .... 8,515 137
a
8339395.SQ.FTS.B , 6 .693% , 4/30/26 .... 833 754
a
8331620.SQ.FTS.B , 6 .709% , 4/30/26 .... 306 296
a
8341785.SQ.FTS.B , 4 .783% , 5/01/26 .... 4,915 4,797
a
8340531.SQ.FTS.B , 5 .409% , 5/01/26 .... 33,317 24,517
a
8341924.SQ.FTS.B , 6 .151% , 5/01/26 .... 51,087 48,937
a
8344817.SQ.FTS.B , 4 .778% , 5/02/26 .... 6,282 6,114
a
8344446.SQ.FTS.B , 4 .78% , 5/02/26 ..... 7,634 7,482
a
8344402.SQ.FTS.B , 5 .111% , 5/02/26 .... 1,681 1,626

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8344712.SQ.FTS.B , 5 .416% , 5/02/26 .... $ 1,067 $ 1,033
a
8344147.SQ.FTS.B , 6 .15% , 5/02/26 ..... 10,790 9,403
a
8344345.SQ.FTS.B , 6 .329% , 5/02/26 .... 3,486 2,837
a
8344398.SQ.FTS.B , 6 .359% , 5/02/26 .... 340 320
a
8343827.SQ.FTS.B , 6 .671% , 5/02/26 .... 347 343
a
8345220.SQ.FTS.B , 4 .771% , 5/03/26 .... 1,474 1,435
a
8344943.SQ.FTS.B , 4 .775% , 5/03/26 .... 2,118 2,065
a
8345088.SQ.FTS.B , 4 .78% , 5/03/26 ..... 2,547 2,494
a
8345365.SQ.FTS.B , 4 .782% , 5/03/26 .... 2,702 2,636
a
8345491.SQ.FTS.B , 5 .109% , 5/03/26 .... 2,789 2,696
a
8345427.SQ.FTS.B , 5 .907% , 5/03/26 .... 851 832
a
8345584.SQ.FTS.B , 6 .415% , 5/03/26 .... 2,613 2,172
a
8347712.SQ.FTS.B , 4 .779% , 5/04/26 .... 4,377 4,324
a
8347169.SQ.FTS.B , 4 .78% , 5/04/26 ..... 1,473 1,449
a
8348188.SQ.FTS.B , 4 .78% , 5/04/26 ..... 8,102 7,770
a
8348464.SQ.FTS.B , 4 .78% , 5/04/26 ..... 4,079 3,930
a
8348402.SQ.FTS.B , 4 .952% , 5/04/26 .... 549 530
a
8347038.SQ.FTS.B , 5 .11% , 5/04/26 ..... 2,628 2,560
a
8349607.SQ.FTS.B , 5 .114% , 5/04/26 .... 5,489 5,396
a
8347538.SQ.FTS.B , 5 .115% , 5/04/26 .... 4,984 4,847
a
8347967.SQ.FTS.B , 5 .117% , 5/04/26 .... 4,266 4,096
a
8348445.SQ.FTS.B , 5 .618% , 5/04/26 .... 269 259
a
8348640.SQ.FTS.B , 5 .66% , 5/04/26 ..... 1,504 1,361
a
8348927.SQ.FTS.B , 5 .66% , 5/04/26 ..... 574 567
a
8349157.SQ.FTS.B , 6 .327% , 5/04/26 .... 5,772 2,489
a
8348814.SQ.FTS.B , 6 .43% , 5/04/26 ..... 1,961 1,775
a
8351580.SQ.FTS.B , 4 .78% , 5/05/26 ..... 6,207 6,060
a
8352250.SQ.FTS.B , 4 .78% , 5/05/26 ..... 3,006 2,921
a
8352758.SQ.FTS.B , 4 .78% , 5/05/26 ..... 88,019 75,404
a
8350215.SQ.FTS.B , 4 .957% , 5/05/26 .... 2,738 2,604
a
8349840.SQ.FTS.B , 5 .66% , 5/05/26 ..... 2,076 2,023
a
8350479.SQ.FTS.B , 6 .42% , 5/05/26 ..... 11,283 10,285
a
8351090.SQ.FTS.B , 6 .421% , 5/05/26 .... 1,951 1,768
a
8351752.SQ.FTS.B , 6 .422% , 5/05/26 .... 21,726 14,268
a
8352615.SQ.FTS.B , 6 .426% , 5/05/26 .... 856 814
a
8350374.SQ.FTS.B , 6 .554% , 5/05/26 .... 317 311
a
8350389.SQ.FTS.B , 6 .673% , 5/05/26 .... 3,345 2,860
a
8354432.SQ.FTS.B , 4 .777% , 5/06/26 .... 5,059 4,920
a
8354113.SQ.FTS.B , 5 .112% , 5/06/26 .... 6,850 5,649
a
8354876.SQ.FTS.B , 5 .407% , 5/06/26 .... 11,441 8,794
a
8355462.SQ.FTS.B , 5 .409% , 5/06/26 .... 43,857 39,908
a
8356466.SQ.FTS.B , 5 .66% , 5/06/26 ..... 7,106 6,971
a
8353645.SQ.FTS.B , 6 .151% , 5/06/26 .... 4,202 4,142
a
8355111.SQ.FTS.B , 6 .152% , 5/06/26 .... 7,521 7,112
a
8355064.SQ.FTS.B , 6 .337% , 5/06/26 .... 743 724
a
8362207.SQ.FTS.B , 4 .79% , 5/07/26 ..... 1,554 1,513
Description
Principal
Amount Value
Block, Inc. (continued)
a
8361046.SQ.FTS.B , 5 .111% , 5/07/26 .... $ 7,125 $ 6,973
a
8362642.SQ.FTS.B , 5 .113% , 5/07/26 .... 14,214 11,468
a
8361496.SQ.FTS.B , 5 .117% , 5/07/26 .... 2,507 2,422
a
8362438.SQ.FTS.B , 5 .121% , 5/07/26 .... 2,544 2,418
a
8364012.SQ.FTS.B , 5 .409% , 5/07/26 .... 20,806 20,187
a
8362378.SQ.FTS.B , 5 .418% , 5/07/26 .... 1,448 1,405
a
8360828.SQ.FTS.B , 5 .66% , 5/07/26 ..... 14,866 10,856
a
8361678.SQ.FTS.B , 6 .141% , 5/07/26 .... 2,222 1,537
a
8363143.SQ.FTS.B , 6 .151% , 5/07/26 .... 9,787 9,471
a
8361761.SQ.FTS.B , 6 .152% , 5/07/26 .... 5,142 3,615
a
8362295.SQ.FTS.B , 6 .154% , 5/07/26 .... 980 952
a
8362565.SQ.FTS.B , 6 .155% , 5/07/26 .... 1,648 1,621
a
8363676.SQ.FTS.B , 6 .176% , 5/07/26 .... 823 759
a
8362553.SQ.FTS.B , 6 .315% , 5/07/26 .... 960 792
a
8361586.SQ.FTS.B , 6 .321% , 5/07/26 .... 1,560 1,490
a
8363701.SQ.FTS.B , 6 .424% , 5/07/26 .... 5,446 5,329
a
8362334.SQ.FTS.B , 6 .561% , 5/07/26 .... 938 884
a
8367859.SQ.FTS.B , 4 .78% , 5/08/26 ..... 3,786 3,308
a
8366355.SQ.FTS.B , 4 .784% , 5/08/26 .... 2,671 2,608
a
8367817.SQ.FTS.B , 4 .954% , 5/08/26 .... 2,181 805
a
8366476.SQ.FTS.B , 5 .11% , 5/08/26 ..... 3,054 2,996
a
8366564.SQ.FTS.B , 5 .409% , 5/08/26 .... 28,007 27,555
a
8367963.SQ.FTS.B , 5 .635% , 5/08/26 .... 4,880 4,756
a
8364759.SQ.FTS.B , 5 .66% , 5/08/26 ..... 4,049 3,970
a
8366185.SQ.FTS.B , 5 .663% , 5/08/26 .... 5,925 5,722
a
8365275.SQ.FTS.B , 6 .146% , 5/08/26 .... 591 586
a
8368365.SQ.FTS.B , 4 .777% , 5/09/26 .... 2,583 2,480
a
8368752.SQ.FTS.B , 4 .778% , 5/09/26 .... 4,835 4,710
a
8368328.SQ.FTS.B , 5 .404% , 5/09/26 .... 1,232 1,206
a
8369108.SQ.FTS.B , 5 .408% , 5/09/26 .... 12,464 12,259
a
8368633.SQ.FTS.B , 5 .675% , 5/09/26 .... 1,026 1,000
a
8368496.SQ.FTS.B , 6 .151% , 5/09/26 .... 4,772 4,680
a
8368846.SQ.FTS.B , 6 .422% , 5/09/26 .... 8,901 8,610
a
8368307.SQ.FTS.B , 6 .678% , 5/09/26 .... 742 697
a
8369487.SQ.FTS.B , 5 .113% , 5/10/26 .... 12,497 12,307
a
8369913.SQ.FTS.B , 6 .15% , 5/10/26 ..... 1,278 1,257
a
8369863.SQ.FTS.B , 6 .331% , 5/10/26 .... 1,178 1,139
a
8370879.SQ.FTS.B , 4 .781% , 5/11/26 .... 12,435 11,895
a
8370247.SQ.FTS.B , 4 .786% , 5/11/26 .... 2,367 2,305
a
8371244.SQ.FTS.B , 5 .112% , 5/11/26 .... 6,435 6,184
a
8370651.SQ.FTS.B , 5 .115% , 5/11/26 .... 7,426 7,212
a
8370594.SQ.FTS.B , 5 .615% , 5/11/26 .... 362 328
a
8370339.SQ.FTS.B , 5 .66% , 5/11/26 ..... 1,630 1,579
a
8371033.SQ.FTS.B , 5 .912% , 5/11/26 .... 2,161 2,054
a
8370309.SQ.FTS.B , 6 .125% , 5/11/26 .... 589 569
a
8371006.SQ.FTS.B , 6 .141% , 5/11/26 .... 1,839 1,757

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8371409.SQ.FTS.B , 6 .15% , 5/11/26 ..... $ 4,100 $ 3,792
a
8370101.SQ.FTS.B , 6 .151% , 5/11/26 .... 4,695 4,595
a
8370406.SQ.FTS.B , 6 .154% , 5/11/26 .... 2,911 2,545
a
8370392.SQ.FTS.B , 6 .301% , 5/11/26 .... 630 553
a
8370600.SQ.FTS.B , 6 .329% , 5/11/26 .... 346 334
a
8370612.SQ.FTS.B , 6 .42% , 5/11/26 ..... 4,659 2,791
a
8370795.SQ.FTS.B , 6 .546% , 5/11/26 .... 7,163 6,774
a
8371488.SQ.FTS.B , 6 .548% , 5/11/26 .... 4,979 4,702
a
8372949.SQ.FTS.B , 4 .774% , 5/12/26 .... 3,003 2,913
a
8374767.SQ.FTS.B , 4 .776% , 5/12/26 .... 4,114 4,019
a
8373527.SQ.FTS.B , 4 .778% , 5/12/26 .... 3,952 3,885
a
8373227.SQ.FTS.B , 5 .11% , 5/12/26 ..... 4,491 4,407
a
8373631.SQ.FTS.B , 5 .115% , 5/12/26 .... 3,431 3,368
a
8374612.SQ.FTS.B , 5 .12% , 5/12/26 ..... 1,918 1,879
a
8373109.SQ.FTS.B , 5 .402% , 5/12/26 .... 1,522 1,394
a
8373818.SQ.FTS.B , 5 .635% , 5/12/26 .... 7,898 7,661
a
8373458.SQ.FTS.B , 5 .912% , 5/12/26 .... 3,719 2,608
a
8373052.SQ.FTS.B , 6 .141% , 5/12/26 .... 2,470 1,850
a
8374659.SQ.FTS.B , 6 .145% , 5/12/26 .... 3,075 2,836
a
8371816.SQ.FTS.B , 6 .15% , 5/12/26 ..... 18,209 17,721
a
8372657.SQ.FTS.B , 6 .154% , 5/12/26 .... 8,354 5,638
a
8373371.SQ.FTS.B , 6 .321% , 5/12/26 .... 3,913 2,089
a
8374591.SQ.FTS.B , 6 .419% , 5/12/26 .... 1,087 1,049
a
8374700.SQ.FTS.B , 6 .424% , 5/12/26 .... 5,940 3,751
a
8374342.SQ.FTS.B , 6 .548% , 5/12/26 .... 15,304 13,519
a
8377504.SQ.FTS.B , 4 .779% , 5/13/26 .... 24,703 23,408
a
8378054.SQ.FTS.B , 4 .78% , 5/13/26 ..... 9,621 9,463
a
8376661.SQ.FTS.B , 4 .956% , 5/13/26 .... 1,560 598
a
8378286.SQ.FTS.B , 5 .11% , 5/13/26 ..... 2,368 2,333
a
8376364.SQ.FTS.B , 5 .409% , 5/13/26 .... 4,071 3,951
a
8376230.SQ.FTS.B , 5 .66% , 5/13/26 ..... 4,232 532
a
8378581.SQ.FTS.B , 6 .422% , 5/13/26 .... 14,720 14,211
a
8377299.SQ.FTS.B , 6 .43% , 5/13/26 ..... 1,295 1,268
a
8375380.SQ.FTS.B , 6 .548% , 5/13/26 .... 8,520 8,337
a
8377349.SQ.FTS.B , 6 .675% , 5/13/26 .... 628 621
a
8380933.SQ.FTS.B , 4 .78% , 5/14/26 ..... 2,836 2,746
a
8381209.SQ.FTS.B , 4 .78% , 5/14/26 ..... 1,955 1,910
a
8380787.SQ.FTS.B , 4 .781% , 5/14/26 .... 2,022 1,790
a
8381919.SQ.FTS.B , 4 .965% , 5/14/26 .... 1,627 623
a
8381010.SQ.FTS.B , 5 .113% , 5/14/26 .... 4,049 3,957
a
8383275.SQ.FTS.B , 5 .404% , 5/14/26 .... 4,748 3,631
a
8381569.SQ.FTS.B , 5 .41% , 5/14/26 ..... 7,974 6,074
a
8381976.SQ.FTS.B , 5 .909% , 5/14/26 .... 3,005 2,850
a
8382098.SQ.FTS.B , 6 .149% , 5/14/26 .... 8,767 7,531
a
8383353.SQ.FTS.B , 6 .15% , 5/14/26 ..... 37,881 32,873
a
8380834.SQ.FTS.B , 6 .325% , 5/14/26 .... 2,461 2,355
Description
Principal
Amount Value
Block, Inc. (continued)
a
8380700.SQ.FTS.B , 6 .421% , 5/14/26 .... $ 544 $ 535
a
8382408.SQ.FTS.B , 6 .544% , 5/14/26 .... 3,537 3,108
a
8382493.SQ.FTS.B , 6 .55% , 5/14/26 ..... 10,128 524
a
8385298.SQ.FTS.B , 5 .66% , 5/15/26 ..... 2,919 2,785
a
8385489.SQ.FTS.B , 5 .66% , 5/15/26 ..... 15,563 15,064
a
8386241.SQ.FTS.B , 5 .66% , 5/15/26 ..... 4,136 3,992
a
8384557.SQ.FTS.B , 5 .912% , 5/15/26 .... 5,530 5,412
a
8386567.SQ.FTS.B , 6 .547% , 5/15/26 .... 21,805 21,244
a
8388485.SQ.FTS.B , 4 .777% , 5/16/26 .... 2,583 2,557
a
8388684.SQ.FTS.B , 4 .779% , 5/16/26 .... 10,358 10,124
a
8388335.SQ.FTS.B , 4 .78% , 5/16/26 ..... 3,204 3,166
a
8387911.SQ.FTS.B , 4 .781% , 5/16/26 .... 3,985 3,424
a
8388466.SQ.FTS.B , 5 .125% , 5/16/26 .... 1,595 1,438
a
8388312.SQ.FTS.B , 5 .427% , 5/16/26 .... 1,290 1,171
a
8388299.SQ.FTS.B , 5 .922% , 5/16/26 .... 688 671
a
8388656.SQ.FTS.B , 6 .436% , 5/16/26 .... 1,703 1,428
a
8389166.SQ.FTS.B , 4 .778% , 5/17/26 .... 3,101 3,045
a
8389274.SQ.FTS.B , 4 .779% , 5/17/26 .... 17,357 15,235
a
8389081.SQ.FTS.B , 4 .781% , 5/17/26 .... 2,911 2,847
a
8388985.SQ.FTS.B , 5 .111% , 5/17/26 .... 3,817 3,694
a
8389142.SQ.FTS.B , 6 .154% , 5/17/26 .... 697 668
a
8388964.SQ.FTS.B , 6 .176% , 5/17/26 .... 698 669
a
8390743.SQ.FTS.B , 4 .78% , 5/18/26 ..... 9,475 9,221
a
8392372.SQ.FTS.B , 4 .78% , 5/18/26 ..... 6,420 6,142
a
8392494.SQ.FTS.B , 4 .78% , 5/18/26 ..... 10,564 10,116
a
8391872.SQ.FTS.B , 4 .785% , 5/18/26 .... 3,758 3,636
a
8391986.SQ.FTS.B , 5 .112% , 5/18/26 .... 8,690 7,128
a
8392140.SQ.FTS.B , 5 .407% , 5/18/26 .... 5,365 5,249
a
8390042.SQ.FTS.B , 5 .66% , 5/18/26 ..... 2,946 976
a
8389844.SQ.FTS.B , 5 .915% , 5/18/26 .... 3,246 3,044
a
8390639.SQ.FTS.B , 6 .427% , 5/18/26 .... 1,392 1,161
a
8392850.SQ.FTS.B , 6 .674% , 5/18/26 .... 10,308 10,138
a
8396042.SQ.FTS.B , 4 .774% , 5/19/26 .... 1,788 1,747
a
8393479.SQ.FTS.B , 4 .78% , 5/19/26 ..... 50,362 49,028
a
8396180.SQ.FTS.B , 4 .959% , 5/19/26 .... 1,263 492
a
8396115.SQ.FTS.B , 5 .115% , 5/19/26 .... 3,236 2,653
a
8395913.SQ.FTS.B , 5 .117% , 5/19/26 .... 1,358 1,313
a
8396513.SQ.FTS.B , 5 .408% , 5/19/26 .... 19,503 19,234
a
8395941.SQ.FTS.B , 6 .146% , 5/19/26 .... 4,563 3,981
a
8395564.SQ.FTS.B , 6 .152% , 5/19/26 .... 8,561 8,262
a
8396223.SQ.FTS.B , 6 .152% , 5/19/26 .... 9,510 8,961
a
8400526.SQ.FTS.B , 4 .78% , 5/20/26 ..... 2,803 2,691
a
8397435.SQ.FTS.B , 4 .782% , 5/20/26 .... 6,912 6,691
a
8398221.SQ.FTS.B , 5 .111% , 5/20/26 .... 10,369 10,013
a
8400607.SQ.FTS.B , 5 .409% , 5/20/26 .... 24,786 24,016
a
8398764.SQ.FTS.B , 5 .66% , 5/20/26 ..... 21,361 18,566

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8397213.SQ.FTS.B , 5 .682% , 5/20/26 .... $ 901 $ 868
a
8400582.SQ.FTS.B , 6 .14% , 5/20/26 ..... 757 714
a
8399539.SQ.FTS.B , 6 .422% , 5/20/26 .... 20,208 19,609
a
8400293.SQ.FTS.B , 6 .423% , 5/20/26 .... 7,936 7,692
a
8397958.SQ.FTS.B , 6 .667% , 5/20/26 .... 1,545 1,406
a
8405253.SQ.FTS.B , 5 .116% , 5/21/26 .... 5,357 5,204
a
8403636.SQ.FTS.B , 5 .117% , 5/21/26 .... 6,520 5,432
a
8403339.SQ.FTS.B , 5 .409% , 5/21/26 .... 3,437 3,331
a
8407167.SQ.FTS.B , 5 .66% , 5/21/26 ..... 14,891 14,664
a
8405508.SQ.FTS.B , 5 .91% , 5/21/26 ..... 4,116 3,860
a
8404324.SQ.FTS.B , 5 .912% , 5/21/26 .... 12,164 11,674
a
8403605.SQ.FTS.B , 6 .155% , 5/21/26 .... 1,203 1,159
a
8403445.SQ.FTS.B , 6 .424% , 5/21/26 .... 3,655 3,544
a
8406914.SQ.FTS.B , 6 .547% , 5/21/26 .... 12,384 7,052
a
8405158.SQ.FTS.B , 6 .551% , 5/21/26 .... 1,567 1,528
a
8407557.SQ.FTS.B , 4 .78% , 5/22/26 ..... 9,320 8,965
a
8409985.SQ.FTS.B , 4 .78% , 5/22/26 ..... 1,733 1,693
a
8412573.SQ.FTS.B , 4 .784% , 5/22/26 .... 6,566 5,302
a
8411563.SQ.FTS.B , 5 .113% , 5/22/26 .... 24,693 23,948
a
8412740.SQ.FTS.B , 5 .113% , 5/22/26 .... 18,060 17,787
a
8409613.SQ.FTS.B , 5 .632% , 5/22/26 .... 2,507 2,430
a
8410246.SQ.FTS.B , 6 .42% , 5/22/26 ..... 7,201 6,839
a
8408339.SQ.FTS.B , 6 .551% , 5/22/26 .... 5,451 878
a
8413035.SQ.FTS.B , 4 .78% , 5/23/26 ..... 4,488 4,318
a
8413525.SQ.FTS.B , 4 .78% , 5/23/26 ..... 2,533 2,462
a
8413151.SQ.FTS.B , 5 .112% , 5/23/26 .... 4,840 4,634
a
8413699.SQ.FTS.B , 5 .409% , 5/23/26 .... 7,280 7,110
a
8413274.SQ.FTS.B , 5 .413% , 5/23/26 .... 1,517 1,477
a
8413651.SQ.FTS.B , 5 .636% , 5/23/26 .... 966 931
a
8413384.SQ.FTS.B , 5 .912% , 5/23/26 .... 6,182 5,773
a
8413600.SQ.FTS.B , 6 .43% , 5/23/26 ..... 1,473 1,440
a
8414341.SQ.FTS.B , 4 .775% , 5/24/26 .... 4,267 4,105
a
8414293.SQ.FTS.B , 4 .776% , 5/24/26 .... 2,397 2,284
a
8413960.SQ.FTS.B , 4 .779% , 5/24/26 .... 6,047 5,892
a
8414495.SQ.FTS.B , 4 .781% , 5/24/26 .... 8,218 7,030
a
8414118.SQ.FTS.B , 5 .115% , 5/24/26 .... 4,602 4,493
a
8414477.SQ.FTS.B , 6 .13% , 5/24/26 ..... 853 805
a
8418472.SQ.FTS.B , 4 .78% , 5/25/26 ..... 10,019 9,639
a
8417488.SQ.FTS.B , 5 .112% , 5/25/26 .... 9,907 9,657
a
8416924.SQ.FTS.B , 5 .116% , 5/25/26 .... 4,485 4,410
a
8418827.SQ.FTS.B , 5 .409% , 5/25/26 .... 64,461 18,389
a
8416006.SQ.FTS.B , 6 .15% , 5/25/26 ..... 9,514 9,315
a
8417948.SQ.FTS.B , 6 .152% , 5/25/26 .... 8,359 8,228
a
8417241.SQ.FTS.B , 6 .329% , 5/25/26 .... 3,758 3,586
a
8418825.SQ.FTS.B , 6 .682% , 5/25/26 .... 513 466
a
8423317.SQ.FTS.B , 4 .777% , 5/26/26 .... 3,298 3,208
Description
Principal
Amount Value
Block, Inc. (continued)
a
8421042.SQ.FTS.B , 4 .778% , 5/26/26 .... $ 7,410 $ 7,155
a
8421971.SQ.FTS.B , 4 .779% , 5/26/26 .... 2,214 2,149
a
8422610.SQ.FTS.B , 4 .779% , 5/26/26 .... 15,544 15,091
a
8421561.SQ.FTS.B , 4 .781% , 5/26/26 .... 5,733 5,574
a
8421275.SQ.FTS.B , 5 .405% , 5/26/26 .... 2,887 2,843
a
8422169.SQ.FTS.B , 5 .663% , 5/26/26 .... 11,706 3,371
a
8421895.SQ.FTS.B , 5 .905% , 5/26/26 .... 476 471
a
8424605.SQ.FTS.B , 5 .911% , 5/26/26 .... 9,798 8,717
a
8423462.SQ.FTS.B , 5 .912% , 5/26/26 .... 3,882 3,682
a
8423593.SQ.FTS.B , 5 .922% , 5/26/26 .... 1,808 1,735
a
8423665.SQ.FTS.B , 6 .152% , 5/26/26 .... 24,476 23,476
a
8421807.SQ.FTS.B , 6 .164% , 5/26/26 .... 262 260
a
8429303.SQ.FTS.B , 4 .78% , 5/27/26 ..... 27,667 26,096
a
8430002.SQ.FTS.B , 4 .781% , 5/27/26 .... 4,763 4,655
a
8427943.SQ.FTS.B , 4 .787% , 5/27/26 .... 2,401 2,328
a
8427809.SQ.FTS.B , 4 .791% , 5/27/26 .... 1,485 1,417
a
8427276.SQ.FTS.B , 5 .113% , 5/27/26 .... 8,960 8,740
a
8430236.SQ.FTS.B , 5 .409% , 5/27/26 .... 34,852 33,236
a
8431917.SQ.FTS.B , 4 .779% , 5/28/26 .... 2,310 2,207
a
8431883.SQ.FTS.B , 4 .78% , 5/28/26 ..... 2,340 2,211
a
8432444.SQ.FTS.B , 4 .78% , 5/28/26 ..... 46,751 44,192
a
8431964.SQ.FTS.B , 4 .781% , 5/28/26 .... 2,873 2,447
a
8431865.SQ.FTS.B , 5 .627% , 5/28/26 .... 2,586 1,372
a
8431777.SQ.FTS.B , 5 .663% , 5/28/26 .... 6,647 6,427
a
8432371.SQ.FTS.B , 6 .15% , 5/28/26 ..... 4,577 4,065
a
8431678.SQ.FTS.B , 6 .153% , 5/28/26 .... 3,697 3,562
a
8435926.SQ.FTS.B , 4 .78% , 5/29/26 ..... 6,588 6,428
a
8435851.SQ.FTS.B , 4 .783% , 5/29/26 .... 2,100 2,005
a
8435782.SQ.FTS.B , 4 .943% , 5/29/26 .... 1,958 634
a
8435717.SQ.FTS.B , 4 .95% , 5/29/26 ..... 2,050 1,640
a
8436467.SQ.FTS.B , 4 .962% , 5/29/26 .... 1,261 549
a
8435238.SQ.FTS.B , 4 .979% , 5/29/26 .... 1,291 80
a
8436849.SQ.FTS.B , 5 .115% , 5/29/26 .... 2,764 2,680
a
8434164.SQ.FTS.B , 5 .66% , 5/29/26 ..... 5,202 4,694
a
8436193.SQ.FTS.B , 5 .66% , 5/29/26 ..... 3,417 3,312
a
8434459.SQ.FTS.B , 5 .912% , 5/29/26 .... 13,142 12,870
a
8435257.SQ.FTS.B , 5 .917% , 5/29/26 .... 4,741 4,446
a
8436780.SQ.FTS.B , 6 .149% , 5/29/26 .... 1,894 1,826
a
8436347.SQ.FTS.B , 6 .417% , 5/29/26 .... 3,078 2,985
a
8436507.SQ.FTS.B , 6 .424% , 5/29/26 .... 1,601 1,544
a
8435410.SQ.FTS.B , 6 .673% , 5/29/26 .... 6,903 6,624
a
8437733.SQ.FTS.B , 4 .78% , 5/30/26 ..... 1,896 1,807
a
8437781.SQ.FTS.B , 4 .781% , 5/30/26 .... 7,433 7,243
a
8437080.SQ.FTS.B , 5 .112% , 5/30/26 .... 12,418 12,055
a
8437571.SQ.FTS.B , 5 .66% , 5/30/26 ..... 4,889 4,736
a
8437537.SQ.FTS.B , 6 .314% , 5/30/26 .... 1,183 1,102

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8438834.SQ.FTS.B , 4 .771% , 6/01/26 .... $ 2,131 $ 2,042
a
8438176.SQ.FTS.B , 4 .779% , 6/01/26 .... 7,107 6,813
a
8438508.SQ.FTS.B , 5 .114% , 6/01/26 .... 7,938 7,705
a
8438894.SQ.FTS.B , 5 .115% , 6/01/26 .... 876 854
a
8438474.SQ.FTS.B , 5 .132% , 6/01/26 .... 868 832
a
8437981.SQ.FTS.B , 5 .409% , 6/01/26 .... 4,655 4,502
a
8438932.SQ.FTS.B , 5 .913% , 6/01/26 .... 4,767 4,662
a
8438151.SQ.FTS.B , 6 .175% , 6/01/26 .... 500 490
a
8442089.SQ.FTS.B , 4 .778% , 6/02/26 .... 4,570 4,393
a
8441975.SQ.FTS.B , 4 .78% , 6/02/26 ..... 2,726 2,633
a
8442306.SQ.FTS.B , 4 .78% , 6/02/26 ..... 4,702 4,579
a
8442072.SQ.FTS.B , 4 .912% , 6/02/26 .... 468 350
a
8444283.SQ.FTS.B , 5 .11% , 6/02/26 ..... 3,543 3,433
a
8441579.SQ.FTS.B , 5 .115% , 6/02/26 .... 8,820 8,503
a
8440181.SQ.FTS.B , 5 .639% , 6/02/26 .... 2,304 1,685
a
8439564.SQ.FTS.B , 5 .908% , 6/02/26 .... 1,229 1,148
a
8439664.SQ.FTS.B , 6 .323% , 6/02/26 .... 1,864 1,781
a
8441018.SQ.FTS.B , 6 .419% , 6/02/26 .... 4,583 4,436
a
8441526.SQ.FTS.B , 6 .42% , 6/02/26 ..... 1,501 1,426
a
8444141.SQ.FTS.B , 6 .427% , 6/02/26 .... 1,972 1,590
a
8439931.SQ.FTS.B , 6 .559% , 6/02/26 .... 2,030 1,188
a
8442481.SQ.FTS.B , 6 .649% , 6/02/26 .... 439 400
a
8444109.SQ.FTS.B , 6 .668% , 6/02/26 .... 196 193
a
8449243.SQ.FTS.B , 4 .779% , 6/03/26 .... 8,954 8,804
a
8445052.SQ.FTS.B , 4 .78% , 6/03/26 ..... 2,436 2,390
a
8448034.SQ.FTS.B , 4 .78% , 6/03/26 ..... 34,397 32,551
a
8447720.SQ.FTS.B , 4 .954% , 6/03/26 .... 481 442
a
8444557.SQ.FTS.B , 5 .409% , 6/03/26 .... 11,496 10,832
a
8447734.SQ.FTS.B , 5 .409% , 6/03/26 .... 12,713 12,115
a
8444430.SQ.FTS.B , 5 .666% , 6/03/26 .... 3,079 2,984
a
8445955.SQ.FTS.B , 5 .912% , 6/03/26 .... 54,407 51,647
a
8449069.SQ.FTS.B , 6 .15% , 6/03/26 ..... 5,420 5,018
a
8445397.SQ.FTS.B , 6 .325% , 6/03/26 .... 12,637 1,430
a
8448998.SQ.FTS.B , 6 .334% , 6/03/26 .... 2,803 2,107
a
8445246.SQ.FTS.B , 6 .554% , 6/03/26 .... 2,224 2,105
a
8444330.SQ.FTS.B , 6 .674% , 6/03/26 .... 1,930 1,845
a
8452856.SQ.FTS.B , 4 .769% , 6/04/26 .... 864 830
a
8449696.SQ.FTS.B , 4 .78% , 6/04/26 ..... 10,733 10,407
a
8451367.SQ.FTS.B , 4 .787% , 6/04/26 .... 2,531 2,463
a
8450281.SQ.FTS.B , 5 .119% , 6/04/26 .... 2,649 2,595
a
8451575.SQ.FTS.B , 5 .409% , 6/04/26 .... 27,424 26,123
a
8452873.SQ.FTS.B , 5 .409% , 6/04/26 .... 39,750 38,610
a
8449646.SQ.FTS.B , 5 .912% , 6/04/26 .... 1,375 1,304
a
8450445.SQ.FTS.B , 6 .15% , 6/04/26 ..... 6,702 6,635
a
8454125.SQ.FTS.B , 6 .152% , 6/04/26 .... 21,086 18,572
a
8452640.SQ.FTS.B , 6 .319% , 6/04/26 .... 919 896
Description
Principal
Amount Value
Block, Inc. (continued)
a
8449424.SQ.FTS.B , 6 .419% , 6/04/26 .... $ 2,114 $ 1,795
a
8452668.SQ.FTS.B , 6 .547% , 6/04/26 .... 7,528 7,049
a
8454101.SQ.FTS.B , 6 .67% , 6/04/26 ..... 1,157 1,015
a
8460835.SQ.FTS.B , 4 .778% , 6/05/26 .... 8,148 7,820
a
8457622.SQ.FTS.B , 4 .78% , 6/05/26 ..... 1,998 1,938
a
8460250.SQ.FTS.B , 4 .78% , 6/05/26 ..... 686 665
a
8457419.SQ.FTS.B , 4 .782% , 6/05/26 .... 4,519 4,398
a
8458102.SQ.FTS.B , 4 .935% , 6/05/26 .... 273 259
a
8461018.SQ.FTS.B , 5 .113% , 6/05/26 .... 14,096 13,492
a
8458127.SQ.FTS.B , 5 .114% , 6/05/26 .... 19,354 7,220
a
8456924.SQ.FTS.B , 5 .409% , 6/05/26 .... 3,220 3,169
a
8459618.SQ.FTS.B , 5 .409% , 6/05/26 .... 13,644 12,532
a
8460259.SQ.FTS.B , 5 .412% , 6/05/26 .... 1,111 1,085
a
8459911.SQ.FTS.B , 5 .66% , 6/05/26 ..... 855 621
a
8459919.SQ.FTS.B , 5 .909% , 6/05/26 .... 3,869 3,714
a
8458765.SQ.FTS.B , 5 .912% , 6/05/26 .... 4,593 4,545
a
8456847.SQ.FTS.B , 5 .919% , 6/05/26 .... 1,374 1,348
a
8459454.SQ.FTS.B , 6 .148% , 6/05/26 .... 4,712 4,535
a
8457158.SQ.FTS.B , 6 .151% , 6/05/26 .... 9,309 8,952
a
8460300.SQ.FTS.B , 6 .422% , 6/05/26 .... 10,613 10,366
a
8457102.SQ.FTS.B , 6 .428% , 6/05/26 .... 5,165 3,186
a
8460065.SQ.FTS.B , 6 .674% , 6/05/26 .... 1,240 1,223
a
8462366.SQ.FTS.B , 4 .778% , 6/06/26 .... 10,989 10,659
a
8465231.SQ.FTS.B , 4 .778% , 6/06/26 .... 3,248 3,172
a
8465887.SQ.FTS.B , 4 .778% , 6/06/26 .... 10,200 9,929
a
8461445.SQ.FTS.B , 4 .78% , 6/06/26 ..... 23,456 22,079
a
8463084.SQ.FTS.B , 4 .78% , 6/06/26 ..... 5,437 5,328
a
8464007.SQ.FTS.B , 4 .78% , 6/06/26 ..... 22,289 21,950
a
8465101.SQ.FTS.B , 4 .782% , 6/06/26 .... 4,211 4,067
a
8463921.SQ.FTS.B , 4 .948% , 6/06/26 .... 1,685 1,514
a
8463011.SQ.FTS.B , 5 .66% , 6/06/26 ..... 698 689
a
8463484.SQ.FTS.B , 6 .672% , 6/06/26 .... 10,747 10,142
a
8465909.SQ.FTS.B , 6 .151% , 6/07/26 .... 37,587 36,777
a
8467202.SQ.FTS.B , 4 .78% , 6/08/26 ..... 7,603 7,360
a
8467502.SQ.FTS.B , 4 .78% , 6/08/26 ..... 5,652 5,508
a
8467489.SQ.FTS.B , 6 .289% , 6/08/26 .... 443 414
a
8467364.SQ.FTS.B , 6 .549% , 6/08/26 .... 5,128 4,739
a
8467646.SQ.FTS.B , 6 .657% , 6/08/26 .... 1,490 824
a
8472098.SQ.FTS.B , 4 .779% , 6/09/26 .... 9,313 9,111
a
8469094.SQ.FTS.B , 4 .78% , 6/09/26 ..... 2,864 2,762
a
8470098.SQ.FTS.B , 5 .109% , 6/09/26 .... 5,047 4,858
a
8471701.SQ.FTS.B , 5 .113% , 6/09/26 .... 10,211 9,952
a
8470542.SQ.FTS.B , 5 .114% , 6/09/26 .... 12,965 12,031
a
8470851.SQ.FTS.B , 5 .116% , 6/09/26 .... 2,245 2,194
a
8469404.SQ.FTS.B , 5 .412% , 6/09/26 .... 6,160 5,980
a
8469043.SQ.FTS.B , 5 .425% , 6/09/26 .... 1,087 1,045

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8471165.SQ.FTS.B , 5 .635% , 6/09/26 .... $ 18,441 $ 14,386
a
8468635.SQ.FTS.B , 5 .911% , 6/09/26 .... 5,370 5,014
a
8472046.SQ.FTS.B , 5 .926% , 6/09/26 .... 997 962
a
8469748.SQ.FTS.B , 6 .151% , 6/09/26 .... 9,121 8,918
a
8471149.SQ.FTS.B , 6 .157% , 6/09/26 .... 1,079 1,032
a
8469278.SQ.FTS.B , 6 .16% , 6/09/26 ..... 2,484 1,803
a
8470455.SQ.FTS.B , 6 .325% , 6/09/26 .... 1,209 1,179
a
8470281.SQ.FTS.B , 6 .419% , 6/09/26 .... 9,996 6,726
a
8468131.SQ.FTS.B , 6 .42% , 6/09/26 ..... 12,968 8,333
a
8471115.SQ.FTS.B , 6 .666% , 6/09/26 .... 1,275 1,218
a
8472078.SQ.FTS.B , 6 .667% , 6/09/26 .... 243 239
a
8476849.SQ.FTS.B , 4 .777% , 6/10/26 .... 4,055 3,923
a
8474537.SQ.FTS.B , 4 .78% , 6/10/26 ..... 17,700 16,706
a
8476347.SQ.FTS.B , 4 .78% , 6/10/26 ..... 5,686 5,440
a
8476445.SQ.FTS.B , 4 .78% , 6/10/26 ..... 3,366 2,962
a
8476950.SQ.FTS.B , 4 .78% , 6/10/26 ..... 3,648 3,567
a
8475188.SQ.FTS.B , 4 .781% , 6/10/26 .... 18,945 18,349
a
8475672.SQ.FTS.B , 5 .115% , 6/10/26 .... 10,804 10,321
a
8472341.SQ.FTS.B , 5 .119% , 6/10/26 .... 2,070 2,042
a
8473524.SQ.FTS.B , 6 .15% , 6/10/26 ..... 10,746 10,585
a
8476774.SQ.FTS.B , 6 .326% , 6/10/26 .... 1,423 1,219
a
8472532.SQ.FTS.B , 6 .42% , 6/10/26 ..... 10,309 9,785
a
8476539.SQ.FTS.B , 6 .423% , 6/10/26 .... 9,688 8,326
a
8475043.SQ.FTS.B , 6 .424% , 6/10/26 .... 4,495 4,262
a
8476689.SQ.FTS.B , 6 .547% , 6/10/26 .... 3,314 3,204
a
8479895.SQ.FTS.B , 4 .78% , 6/11/26 ..... 10,002 9,516
a
8480123.SQ.FTS.B , 4 .78% , 6/11/26 ..... 2,667 2,546
a
8480562.SQ.FTS.B , 4 .78% , 6/11/26 ..... 3,062 2,967
a
8479657.SQ.FTS.B , 4 .781% , 6/11/26 .... 7,887 7,631
a
8480463.SQ.FTS.B , 4 .96% , 6/11/26 ..... 3,477 1,578
a
8480761.SQ.FTS.B , 5 .127% , 6/11/26 .... 1,587 1,526
a
8480803.SQ.FTS.B , 5 .663% , 6/11/26 .... 8,870 8,325
a
8477090.SQ.FTS.B , 5 .665% , 6/11/26 .... 4,365 4,242
a
8480074.SQ.FTS.B , 6 .144% , 6/11/26 .... 2,444 2,353
a
8478941.SQ.FTS.B , 6 .148% , 6/11/26 .... 2,572 2,532
a
8480113.SQ.FTS.B , 6 .533% , 6/11/26 .... 1,181 1,049
a
8485153.SQ.FTS.B , 4 .78% , 6/12/26 ..... 1,980 1,883
a
8488004.SQ.FTS.B , 4 .78% , 6/12/26 ..... 1,540 1,469
a
8484092.SQ.FTS.B , 4 .782% , 6/12/26 .... 5,555 5,350
a
8485119.SQ.FTS.B , 4 .935% , 6/12/26 .... 405 375
a
8487517.SQ.FTS.B , 4 .95% , 6/12/26 ..... 388 335
a
8485124.SQ.FTS.B , 4 .953% , 6/12/26 .... 2,324 1,809
a
8488063.SQ.FTS.B , 4 .957% , 6/12/26 .... 1,828 82
a
8484682.SQ.FTS.B , 5 .114% , 6/12/26 .... 9,468 9,036
a
8487531.SQ.FTS.B , 5 .404% , 6/12/26 .... 2,324 2,268
a
8483677.SQ.FTS.B , 5 .409% , 6/12/26 .... 9,110 8,583
Description
Principal
Amount Value
Block, Inc. (continued)
a
8488107.SQ.FTS.B , 5 .409% , 6/12/26 .... $ 27,795 $ 26,468
a
8487656.SQ.FTS.B , 5 .911% , 6/12/26 .... 12,942 12,558
a
8483299.SQ.FTS.B , 6 .153% , 6/12/26 .... 11,609 8,406
a
8485522.SQ.FTS.B , 6 .42% , 6/12/26 ..... 13,231 2,071
a
8486566.SQ.FTS.B , 6 .421% , 6/12/26 .... 22,396 21,719
a
8484441.SQ.FTS.B , 6 .433% , 6/12/26 .... 685 677
a
8485266.SQ.FTS.B , 6 .548% , 6/12/26 .... 5,321 5,153
a
8488023.SQ.FTS.B , 6 .672% , 6/12/26 .... 1,738 1,640
a
8490283.SQ.FTS.B , 4 .78% , 6/13/26 ..... 5,889 5,704
a
8490498.SQ.FTS.B , 4 .78% , 6/13/26 ..... 4,141 3,890
a
8490622.SQ.FTS.B , 4 .781% , 6/13/26 .... 30,605 29,150
a
8491568.SQ.FTS.B , 4 .935% , 6/13/26 .... 658 568
a
8489971.SQ.FTS.B , 5 .113% , 6/13/26 .... 8,457 7,808
a
8488760.SQ.FTS.B , 5 .114% , 6/13/26 .... 5,718 5,569
a
8489060.SQ.FTS.B , 5 .116% , 6/13/26 .... 2,810 2,752
a
8492312.SQ.FTS.B , 5 .393% , 6/13/26 .... 1,171 1,102
a
8488148.SQ.FTS.B , 5 .409% , 6/13/26 .... 11,705 10,683
a
8491585.SQ.FTS.B , 6 .155% , 6/13/26 .... 1,560 1,527
a
8491977.SQ.FTS.B , 6 .428% , 6/13/26 .... 2,086 1,960
a
8492330.SQ.FTS.B , 6 .545% , 6/13/26 .... 4,868 4,737
a
8492038.SQ.FTS.B , 6 .548% , 6/13/26 .... 3,951 3,845
a
8493064.SQ.FTS.B , 4 .78% , 6/14/26 ..... 4,438 4,350
a
8493182.SQ.FTS.B , 4 .924% , 6/14/26 .... 722 564
a
8492444.SQ.FTS.B , 5 .11% , 6/14/26 ..... 4,812 4,549
a
8492539.SQ.FTS.B , 5 .409% , 6/14/26 .... 16,906 16,589
a
8493263.SQ.FTS.B , 4 .777% , 6/15/26 .... 2,003 1,921
a
8493423.SQ.FTS.B , 4 .78% , 6/15/26 ..... 32,155 30,326
a
8493310.SQ.FTS.B , 6 .42% , 6/15/26 ..... 3,083 2,990
a
8494017.SQ.FTS.B , 6 .424% , 6/15/26 .... 7,187 6,533
a
8495219.SQ.FTS.B , 4 .782% , 6/16/26 .... 11,046 10,586
a
8494878.SQ.FTS.B , 4 .964% , 6/16/26 .... 671 658
a
8497508.SQ.FTS.B , 5 .109% , 6/16/26 .... 3,499 3,433
a
8496877.SQ.FTS.B , 5 .11% , 6/16/26 ..... 6,207 6,033
a
8497694.SQ.FTS.B , 5 .11% , 6/16/26 ..... 8,536 7,075
a
8496219.SQ.FTS.B , 5 .111% , 6/16/26 .... 12,904 12,212
a
8495866.SQ.FTS.B , 5 .409% , 6/16/26 .... 7,749 7,561
a
8498429.SQ.FTS.B , 5 .66% , 6/16/26 ..... 52,421 51,227
a
8495138.SQ.FTS.B , 5 .674% , 6/16/26 .... 1,610 1,546
a
8496689.SQ.FTS.B , 6 .15% , 6/16/26 ..... 4,457 3,237
a
8496182.SQ.FTS.B , 6 .411% , 6/16/26 .... 1,244 1,081
a
8496799.SQ.FTS.B , 6 .422% , 6/16/26 .... 1,699 1,171
a
8497926.SQ.FTS.B , 6 .673% , 6/16/26 .... 12,527 11,959
a
8495060.SQ.FTS.B , 6 .678% , 6/16/26 .... 470 459
a
8501165.SQ.FTS.B , 5 .66% , 6/17/26 ..... 31,209 30,104
a
8502589.SQ.FTS.B , 6 .101% , 6/17/26 .... 29,028 28,242
a
8502376.SQ.FTS.B , 6 .104% , 6/17/26 .... 5,006 4,655

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8501000.SQ.FTS.B , 6 .419% , 6/17/26 .... $ 3,415 $ 3,337
a
8500955.SQ.FTS.B , 6 .447% , 6/17/26 .... 1,413 1,371
a
8506309.SQ.FTS.B , 4 .778% , 6/18/26 .... 6,169 5,395
a
8503411.SQ.FTS.B , 5 .912% , 6/18/26 .... 59,649 56,547
a
8506522.SQ.FTS.B , 5 .912% , 6/18/26 .... 42,018 40,259
a
8506177.SQ.FTS.B , 5 .916% , 6/18/26 .... 4,161 4,061
a
8503353.SQ.FTS.B , 6 .143% , 6/18/26 .... 1,550 1,514
a
8505982.SQ.FTS.B , 6 .155% , 6/18/26 .... 4,999 4,714
a
8503300.SQ.FTS.B , 6 .403% , 6/18/26 .... 643 630
a
8503138.SQ.FTS.B , 6 .415% , 6/18/26 .... 2,406 2,097
a
8512362.SQ.FTS.B , 4 .712% , 6/19/26 .... 3,278 3,158
a
8512183.SQ.FTS.B , 4 .778% , 6/19/26 .... 2,175 2,129
a
8512477.SQ.FTS.B , 5 .031% , 6/19/26 .... 8,618 8,395
a
8512133.SQ.FTS.B , 5 .105% , 6/19/26 .... 912 895
a
8511726.SQ.FTS.B , 5 .355% , 6/19/26 .... 2,590 2,438
a
8511814.SQ.FTS.B , 5 .406% , 6/19/26 .... 5,895 5,553
a
8509415.SQ.FTS.B , 5 .66% , 6/19/26 ..... 50,444 37,051
a
8512865.SQ.FTS.B , 5 .912% , 6/19/26 .... 35,030 33,865
a
8511675.SQ.FTS.B , 6 .141% , 6/19/26 .... 1,287 1,196
a
8517501.SQ.FTS.B , 4 .719% , 6/20/26 .... 5,331 5,214
a
8513998.SQ.FTS.B , 4 .779% , 6/20/26 .... 20,487 19,700
a
8514930.SQ.FTS.B , 5 .026% , 6/20/26 .... 4,058 3,838
a
8516515.SQ.FTS.B , 5 .113% , 6/20/26 .... 27,204 26,461
a
8517190.SQ.FTS.B , 5 .596% , 6/20/26 .... 14,929 14,386
a
8515117.SQ.FTS.B , 5 .597% , 6/20/26 .... 27,452 25,648
a
8513756.SQ.FTS.B , 5 .66% , 6/20/26 ..... 5,929 5,632
a
8517434.SQ.FTS.B , 5 .908% , 6/20/26 .... 2,092 2,020
a
8516487.SQ.FTS.B , 6 .305% , 6/20/26 .... 1,147 997
a
8517466.SQ.FTS.B , 6 .668% , 6/20/26 .... 1,673 1,577
a
8519695.SQ.FTS.B , 4 .715% , 6/21/26 .... 6,534 6,297
a
8519368.SQ.FTS.B , 4 .717% , 6/21/26 .... 3,757 3,595
a
8519851.SQ.FTS.B , 4 .717% , 6/21/26 .... 5,940 5,713
a
8519446.SQ.FTS.B , 4 .718% , 6/21/26 .... 10,044 9,486
a
8519228.SQ.FTS.B , 4 .72% , 6/21/26 ..... 7,978 7,626
a
8519634.SQ.FTS.B , 4 .78% , 6/21/26 ..... 2,538 2,454
a
8518810.SQ.FTS.B , 5 .031% , 6/21/26 .... 13,432 12,919
a
8519115.SQ.FTS.B , 5 .595% , 6/21/26 .... 4,184 4,089
a
8520700.SQ.FTS.B , 4 .709% , 6/22/26 .... 3,003 2,848
a
8520543.SQ.FTS.B , 4 .715% , 6/22/26 .... 6,993 6,634
a
8520777.SQ.FTS.B , 4 .717% , 6/22/26 .... 8,928 7,835
a
8520366.SQ.FTS.B , 4 .78% , 6/22/26 ..... 1,407 1,365
a
8520019.SQ.FTS.B , 5 .349% , 6/22/26 .... 3,450 3,335
a
8520184.SQ.FTS.B , 6 .097% , 6/22/26 .... 3,033 2,992
a
8520522.SQ.FTS.B , 6 .114% , 6/22/26 .... 1,553 1,392
a
8520316.SQ.FTS.B , 6 .442% , 6/22/26 .... 3,351 1,941
a
8520137.SQ.FTS.B , 6 .447% , 6/22/26 .... 596 584
Description
Principal
Amount Value
Block, Inc. (continued)
a
8520403.SQ.FTS.B , 6 .448% , 6/22/26 .... $ 6,496 $ 3,773
a
8524499.SQ.FTS.B , 4 .707% , 6/23/26 .... 1,869 1,756
a
8521244.SQ.FTS.B , 4 .72% , 6/23/26 ..... 4,211 4,087
a
8523137.SQ.FTS.B , 4 .727% , 6/23/26 .... 2,353 2,280
a
8523188.SQ.FTS.B , 4 .78% , 6/23/26 ..... 9,891 9,374
a
8523060.SQ.FTS.B , 4 .979% , 6/23/26 .... 1,176 88
a
8524323.SQ.FTS.B , 5 .025% , 6/23/26 .... 1,324 1,288
a
8524367.SQ.FTS.B , 5 .031% , 6/23/26 .... 4,541 4,372
a
8523506.SQ.FTS.B , 5 .344% , 6/23/26 .... 8,296 7,808
a
8521459.SQ.FTS.B , 5 .346% , 6/23/26 .... 27,183 24,805
a
8521163.SQ.FTS.B , 5 .632% , 6/23/26 .... 228 222
a
8524201.SQ.FTS.B , 5 .66% , 6/23/26 ..... 1,343 1,294
a
8523771.SQ.FTS.B , 5 .914% , 6/23/26 .... 4,062 4,013
a
8524281.SQ.FTS.B , 5 .928% , 6/23/26 .... 932 903
a
8524527.SQ.FTS.B , 6 .152% , 6/23/26 .... 10,309 9,843
a
8523082.SQ.FTS.B , 6 .335% , 6/23/26 .... 3,506 1,841
a
8522464.SQ.FTS.B , 6 .446% , 6/23/26 .... 13,852 13,379
a
8524939.SQ.FTS.B , 6 .447% , 6/23/26 .... 10,998 10,686
a
8523986.SQ.FTS.B , 6 .448% , 6/23/26 .... 2,765 2,686
a
8522369.SQ.FTS.B , 6 .449% , 6/23/26 .... 2,868 2,691
a
8525273.SQ.FTS.B , 4 .724% , 6/24/26 .... 1,670 1,612
a
8526053.SQ.FTS.B , 4 .726% , 6/24/26 .... 2,594 2,504
a
8525381.SQ.FTS.B , 4 .776% , 6/24/26 .... 6,316 5,428
a
8526654.SQ.FTS.B , 4 .783% , 6/24/26 .... 6,377 6,204
a
8526175.SQ.FTS.B , 4 .927% , 6/24/26 .... 642 565
a
8528509.SQ.FTS.B , 5 .031% , 6/24/26 .... 8,339 8,006
a
8525531.SQ.FTS.B , 5 .114% , 6/24/26 .... 12,640 12,285
a
8526206.SQ.FTS.B , 5 .35% , 6/24/26 ..... 4,099 4,004
a
8526834.SQ.FTS.B , 5 .91% , 6/24/26 ..... 7,481 7,242
a
8526598.SQ.FTS.B , 5 .915% , 6/24/26 .... 2,626 2,448
a
8525966.SQ.FTS.B , 6 .089% , 6/24/26 .... 1,615 1,524
a
8528368.SQ.FTS.B , 6 .103% , 6/24/26 .... 2,395 2,136
a
8527075.SQ.FTS.B , 6 .152% , 6/24/26 .... 20,103 17,862
a
8526141.SQ.FTS.B , 6 .439% , 6/24/26 .... 361 354
a
8530545.SQ.FTS.B , 4 .726% , 6/25/26 .... 2,534 2,455
a
8530476.SQ.FTS.B , 6 .095% , 6/25/26 .... 1,521 1,491
a
8530524.SQ.FTS.B , 6 .102% , 6/25/26 .... 884 822
a
8530766.SQ.FTS.B , 6 .102% , 6/25/26 .... 13,038 11,709
a
8531022.SQ.FTS.B , 6 .11% , 6/25/26 ..... 2,049 1,992
a
8530595.SQ.FTS.B , 6 .289% , 6/25/26 .... 11,746 2,325
a
8530319.SQ.FTS.B , 6 .417% , 6/25/26 .... 5,441 4,750
a
8531342.SQ.FTS.B , 4 .78% , 6/26/26 ..... 17,001 16,174
a
8532419.SQ.FTS.B , 4 .781% , 6/26/26 .... 13,252 12,664
a
8534231.SQ.FTS.B , 5 .031% , 6/26/26 .... 26,133 25,291
a
8533570.SQ.FTS.B , 5 .035% , 6/26/26 .... 1,592 1,566
a
8533616.SQ.FTS.B , 5 .338% , 6/26/26 .... 2,658 2,082

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8533656.SQ.FTS.B , 5 .597% , 6/26/26 .... $ 16,892 $ 15,360
a
8533011.SQ.FTS.B , 5 .601% , 6/26/26 .... 2,510 2,418
a
8532226.SQ.FTS.B , 5 .91% , 6/26/26 ..... 3,839 3,713
a
8531192.SQ.FTS.B , 5 .914% , 6/26/26 .... 8,334 7,479
a
8534896.SQ.FTS.B , 6 .101% , 6/26/26 .... 57,993 52,085
a
8534218.SQ.FTS.B , 6 .124% , 6/26/26 .... 753 731
a
8533602.SQ.FTS.B , 6 .439% , 6/26/26 .... 852 836
a
8533134.SQ.FTS.B , 6 .447% , 6/26/26 .... 6,669 6,587
a
8534044.SQ.FTS.B , 6 .448% , 6/26/26 .... 12,626 3,475
a
8534876.SQ.FTS.B , 6 .454% , 6/26/26 .... 772 688
a
8534826.SQ.FTS.B , 6 .459% , 6/26/26 .... 1,779 1,671
a
8535213.SQ.FTS.B , 6 .101% , 6/27/26 .... 10,026 9,327
a
8539477.SQ.FTS.B , 4 .717% , 6/28/26 .... 41,189 38,816
a
8539334.SQ.FTS.B , 4 .78% , 6/28/26 ..... 8,648 8,110
a
8539430.SQ.FTS.B , 5 .031% , 6/28/26 .... 5,425 5,270
a
8539800.SQ.FTS.B , 5 .031% , 6/28/26 .... 5,777 5,519
a
8539874.SQ.FTS.B , 5 .031% , 6/28/26 .... 8,313 5,747
a
8540013.SQ.FTS.B , 5 .346% , 6/28/26 .... 5,706 5,640
a
8539939.SQ.FTS.B , 6 .433% , 6/28/26 .... 672 651
a
8540209.SQ.FTS.B , 4 .715% , 6/29/26 .... 4,236 4,049
a
8540626.SQ.FTS.B , 4 .715% , 6/29/26 .... 5,117 4,937
a
8540394.SQ.FTS.B , 4 .719% , 6/29/26 .... 5,204 5,037
a
8540780.SQ.FTS.B , 5 .034% , 6/29/26 .... 5,521 4,563
a
8540718.SQ.FTS.B , 5 .343% , 6/29/26 .... 5,108 4,818
a
8540483.SQ.FTS.B , 5 .346% , 6/29/26 .... 8,606 8,396
a
8540262.SQ.FTS.B , 5 .91% , 6/29/26 ..... 1,323 1,291
a
8540177.SQ.FTS.B , 6 .447% , 6/29/26 .... 408 404
a
8540285.SQ.FTS.B , 6 .447% , 6/29/26 .... 5,527 5,367
a
8545000.SQ.FTS.B , 4 .717% , 6/30/26 .... 6,433 6,148
a
8545424.SQ.FTS.B , 4 .717% , 6/30/26 .... 17,901 17,532
a
8546597.SQ.FTS.B , 4 .717% , 6/30/26 .... 2,196 2,127
a
8547438.SQ.FTS.B , 4 .717% , 6/30/26 .... 49,594 48,207
a
8545903.SQ.FTS.B , 4 .735% , 6/30/26 .... 1,379 1,317
a
8545695.SQ.FTS.B , 4 .784% , 6/30/26 .... 4,210 4,065
a
8541256.SQ.FTS.B , 4 .95% , 6/30/26 ..... 705 574
a
8547393.SQ.FTS.B , 5 .023% , 6/30/26 .... 2,462 2,323
a
8544946.SQ.FTS.B , 5 .026% , 6/30/26 .... 3,505 3,337
a
8545133.SQ.FTS.B , 5 .031% , 6/30/26 .... 11,190 10,398
a
8546424.SQ.FTS.B , 5 .344% , 6/30/26 .... 5,078 4,911
a
8545949.SQ.FTS.B , 5 .346% , 6/30/26 .... 9,893 9,584
a
8546235.SQ.FTS.B , 5 .911% , 6/30/26 .... 9,065 8,452
a
8545788.SQ.FTS.B , 5 .915% , 6/30/26 .... 3,957 3,784
a
8541279.SQ.FTS.B , 6 .1% , 6/30/26 ...... 18,509 17,970
a
8546635.SQ.FTS.B , 6 .101% , 6/30/26 .... 16,867 16,202
a
8541157.SQ.FTS.B , 6 .102% , 6/30/26 .... 4,753 4,270
a
8542400.SQ.FTS.B , 6 .104% , 6/30/26 .... 2,002 1,943
Description
Principal
Amount Value
Block, Inc. (continued)
a
8541210.SQ.FTS.B , 6 .115% , 6/30/26 .... $ 419 $ 416
a
8549981.SQ.FTS.B , 4 .717% , 7/01/26 .... 10,939 10,520
a
8550185.SQ.FTS.B , 5 .597% , 7/01/26 .... 2,361 2,216
a
8550246.SQ.FTS.B , 6 .101% , 7/01/26 .... 67,281 64,673
a
8550128.SQ.FTS.B , 6 .45% , 7/01/26 ..... 3,140 3,028
a
8551571.SQ.FTS.B , 4 .716% , 7/02/26 .... 2,072 2,008
a
8551915.SQ.FTS.B , 4 .717% , 7/02/26 .... 10,330 9,671
a
8553509.SQ.FTS.B , 4 .717% , 7/02/26 .... 1,283 1,228
a
8553633.SQ.FTS.B , 4 .717% , 7/02/26 .... 4,033 3,995
a
8552305.SQ.FTS.B , 4 .72% , 7/02/26 ..... 10,185 9,578
a
8552901.SQ.FTS.B , 5 .035% , 7/02/26 .... 2,619 2,534
a
8553442.SQ.FTS.B , 5 .039% , 7/02/26 .... 2,020 1,982
a
8552968.SQ.FTS.B , 5 .597% , 7/02/26 .... 15,536 15,187
a
8552453.SQ.FTS.B , 6 .102% , 7/02/26 .... 13,599 13,329
a
8553979.SQ.FTS.B , 6 .11% , 7/02/26 ..... 709 687
a
8553535.SQ.FTS.B , 6 .289% , 7/02/26 .... 3,132 3,038
a
8558468.SQ.FTS.B , 4 .715% , 7/03/26 .... 3,756 3,518
a
8555352.SQ.FTS.B , 4 .717% , 7/03/26 .... 51,792 49,515
a
8557229.SQ.FTS.B , 4 .717% , 7/03/26 .... 51,444 48,371
a
8557100.SQ.FTS.B , 4 .945% , 7/03/26 .... 2,436 427
a
8556557.SQ.FTS.B , 5 .031% , 7/03/26 .... 23,627 23,102
a
8557881.SQ.FTS.B , 5 .344% , 7/03/26 .... 5,899 5,650
a
8557138.SQ.FTS.B , 5 .352% , 7/03/26 .... 3,286 3,126
a
8558433.SQ.FTS.B , 5 .639% , 7/03/26 .... 1,923 1,752
a
8558113.SQ.FTS.B , 6 .101% , 7/03/26 .... 10,055 9,592
a
8557972.SQ.FTS.B , 6 .289% , 7/03/26 .... 5,484 4,795
a
8555128.SQ.FTS.B , 6 .299% , 7/03/26 .... 1,330 1,275
a
8555174.SQ.FTS.B , 6 .449% , 7/03/26 .... 9,659 8,966
a
8555099.SQ.FTS.B , 6 .462% , 7/03/26 .... 572 559
a
8559542.SQ.FTS.B , 4 .717% , 7/04/26 .... 16,312 15,971
a
8558932.SQ.FTS.B , 5 .346% , 7/04/26 .... 9,209 8,883
a
8559157.SQ.FTS.B , 5 .911% , 7/04/26 .... 7,925 7,624
a
8559524.SQ.FTS.B , 6 .313% , 7/04/26 .... 701 655
a
8560261.SQ.FTS.B , 4 .717% , 7/05/26 .... 16,909 16,390
a
8561019.SQ.FTS.B , 4 .717% , 7/05/26 .... 16,295 15,566
a
8560945.SQ.FTS.B , 5 .904% , 7/05/26 .... 2,104 1,599
a
8560239.SQ.FTS.B , 6 .094% , 7/05/26 .... 737 714
a
8592475.SQ.FTS.B , 4 .714% , 7/06/26 .... 4,157 4,024
a
8590443.SQ.FTS.B , 4 .717% , 7/06/26 .... 9,736 9,472
a
8591547.SQ.FTS.B , 4 .717% , 7/06/26 .... 2,871 2,725
a
8591651.SQ.FTS.B , 4 .717% , 7/06/26 .... 4,692 4,486
a
8591105.SQ.FTS.B , 4 .719% , 7/06/26 .... 14,284 13,714
a
8591815.SQ.FTS.B , 4 .719% , 7/06/26 .... 7,499 7,260
a
8586236.SQ.FTS.B , 5 .029% , 7/06/26 .... 3,657 3,549
a
8586937.SQ.FTS.B , 5 .031% , 7/06/26 .... 14,733 14,228
a
8590833.SQ.FTS.B , 5 .031% , 7/06/26 .... 6,907 6,794

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8590354.SQ.FTS.B , 5 .348% , 7/06/26 .... $ 2,989 $ 1,311
a
8592358.SQ.FTS.B , 5 .916% , 7/06/26 .... 2,859 2,785
a
8590753.SQ.FTS.B , 6 .095% , 7/06/26 .... 2,418 2,377
a
8592557.SQ.FTS.B , 6 .095% , 7/06/26 .... 4,632 4,290
a
8591735.SQ.FTS.B , 6 .447% , 7/06/26 .... 1,363 1,312
a
8594119.SQ.FTS.B , 4 .716% , 7/07/26 .... 9,413 9,062
a
8593881.SQ.FTS.B , 4 .717% , 7/07/26 .... 4,323 4,061
a
8596002.SQ.FTS.B , 4 .717% , 7/07/26 .... 2,165 2,103
a
8594942.SQ.FTS.B , 4 .719% , 7/07/26 .... 7,086 6,902
a
8596505.SQ.FTS.B , 4 .779% , 7/07/26 .... 10,023 9,772
a
8594603.SQ.FTS.B , 5 .031% , 7/07/26 .... 11,079 10,711
a
8596715.SQ.FTS.B , 5 .031% , 7/07/26 .... 1,520 1,461
a
8594335.SQ.FTS.B , 5 .347% , 7/07/26 .... 6,732 6,588
a
8596748.SQ.FTS.B , 5 .349% , 7/07/26 .... 7,223 6,850
a
8596048.SQ.FTS.B , 5 .598% , 7/07/26 .... 19,842 19,283
a
8595119.SQ.FTS.B , 5 .912% , 7/07/26 .... 44,423 34,265
a
8592681.SQ.FTS.B , 6 .101% , 7/07/26 .... 17,746 17,376
a
8595918.SQ.FTS.B , 6 .447% , 7/07/26 .... 4,315 3,999
a
8596805.SQ.FTS.B , 4 .717% , 7/08/26 .... 26,578 25,656
a
8598300.SQ.FTS.B , 4 .717% , 7/08/26 .... 11,104 9,868
a
8599286.SQ.FTS.B , 4 .717% , 7/08/26 .... 70,505 67,353
a
8600129.SQ.FTS.B , 4 .717% , 7/08/26 .... 9,905 9,576
a
8598090.SQ.FTS.B , 4 .72% , 7/08/26 ..... 8,073 7,886
a
8598520.SQ.FTS.B , 5 .031% , 7/08/26 .... 18,219 17,365
a
8598846.SQ.FTS.B , 5 .596% , 7/08/26 .... 11,557 11,234
a
8597737.SQ.FTS.B , 6 .1% , 7/08/26 ...... 14,924 13,479
a
8599162.SQ.FTS.B , 6 .102% , 7/08/26 .... 9,590 9,233
a
8605972.SQ.FTS.B , 4 .715% , 7/09/26 .... 5,299 5,087
a
8604802.SQ.FTS.B , 4 .717% , 7/09/26 .... 46,011 44,420
a
8603464.SQ.FTS.B , 4 .718% , 7/09/26 .... 7,537 7,328
a
8605793.SQ.FTS.B , 4 .719% , 7/09/26 .... 10,991 10,560
a
8602845.SQ.FTS.B , 4 .722% , 7/09/26 .... 2,627 2,522
a
8603241.SQ.FTS.B , 5 .031% , 7/09/26 .... 6,863 5,112
a
8604154.SQ.FTS.B , 5 .031% , 7/09/26 .... 36,271 33,790
a
8602469.SQ.FTS.B , 5 .346% , 7/09/26 .... 8,591 8,167
a
8603688.SQ.FTS.B , 5 .346% , 7/09/26 .... 9,280 9,081
a
8602639.SQ.FTS.B , 5 .348% , 7/09/26 .... 9,612 9,314
a
8602325.SQ.FTS.B , 5 .601% , 7/09/26 .... 7,338 5,832
a
8605739.SQ.FTS.B , 5 .621% , 7/09/26 .... 2,646 2,105
a
8604097.SQ.FTS.B , 5 .639% , 7/09/26 .... 1,847 1,725
a
8602906.SQ.FTS.B , 5 .914% , 7/09/26 .... 5,606 5,426
a
8607510.SQ.FTS.B , 4 .717% , 7/10/26 .... 35,643 34,333
a
8608267.SQ.FTS.B , 4 .717% , 7/10/26 .... 14,628 12,601
a
8608463.SQ.FTS.B , 4 .717% , 7/10/26 .... 47,561 46,568
a
8607253.SQ.FTS.B , 4 .722% , 7/10/26 .... 4,377 4,216
a
8607234.SQ.FTS.B , 4 .738% , 7/10/26 .... 1,153 1,116
Description
Principal
Amount Value
Block, Inc. (continued)
a
8606036.SQ.FTS.B , 5 .026% , 7/10/26 .... $ 4,018 $ 3,797
a
8607141.SQ.FTS.B , 5 .031% , 7/10/26 .... 4,956 4,690
a
8607346.SQ.FTS.B , 5 .031% , 7/10/26 .... 2,278 2,185
a
8608203.SQ.FTS.B , 5 .036% , 7/10/26 .... 2,040 1,972
a
8607380.SQ.FTS.B , 5 .342% , 7/10/26 .... 4,931 4,684
a
8607116.SQ.FTS.B , 5 .58% , 7/10/26 ..... 719 710
a
8606592.SQ.FTS.B , 5 .596% , 7/10/26 .... 10,924 10,476
a
8606178.SQ.FTS.B , 5 .605% , 7/10/26 .... 1,119 1,110
a
8608202.SQ.FTS.B , 5 .66% , 7/10/26 ..... 340 226
a
8607048.SQ.FTS.B , 5 .919% , 7/10/26 .... 1,277 1,243
a
8606281.SQ.FTS.B , 6 .097% , 7/10/26 .... 4,411 4,168
a
8606413.SQ.FTS.B , 6 .45% , 7/10/26 ..... 6,043 4,684
a
8609705.SQ.FTS.B , 4 .716% , 7/11/26 .... 2,410 2,337
a
8609873.SQ.FTS.B , 4 .717% , 7/11/26 .... 1,400 1,364
a
8610192.SQ.FTS.B , 4 .718% , 7/11/26 .... 9,969 9,523
a
8609488.SQ.FTS.B , 4 .72% , 7/11/26 ..... 6,967 6,741
a
8609745.SQ.FTS.B , 4 .72% , 7/11/26 ..... 7,123 6,871
a
8609461.SQ.FTS.B , 5 .031% , 7/11/26 .... 1,995 1,882
a
8610098.SQ.FTS.B , 5 .336% , 7/11/26 .... 1,832 1,784
a
8609577.SQ.FTS.B , 5 .346% , 7/11/26 .... 6,305 6,138
a
8610128.SQ.FTS.B , 5 .604% , 7/11/26 .... 3,763 3,511
a
8609949.SQ.FTS.B , 6 .449% , 7/11/26 .... 7,122 6,866
a
8609898.SQ.FTS.B , 6 .455% , 7/11/26 .... 3,718 2,645
a
8610684.SQ.FTS.B , 4 .717% , 7/12/26 .... 11,371 11,011
a
8610566.SQ.FTS.B , 4 .719% , 7/12/26 .... 7,370 6,998
a
8610875.SQ.FTS.B , 4 .719% , 7/12/26 .... 6,574 6,330
a
8610471.SQ.FTS.B , 5 .343% , 7/12/26 .... 4,067 3,961
a
8610388.SQ.FTS.B , 5 .596% , 7/12/26 .... 4,532 4,234
a
8612775.SQ.FTS.B , 4 .717% , 7/13/26 .... 4,808 4,659
a
8613177.SQ.FTS.B , 4 .717% , 7/13/26 .... 2,618 2,560
a
8613403.SQ.FTS.B , 4 .717% , 7/13/26 .... 17,424 16,726
a
8613803.SQ.FTS.B , 4 .717% , 7/13/26 .... 9,484 9,137
a
8612223.SQ.FTS.B , 4 .719% , 7/13/26 .... 12,799 12,301
a
8612915.SQ.FTS.B , 4 .719% , 7/13/26 .... 18,387 17,175
a
8613248.SQ.FTS.B , 4 .721% , 7/13/26 .... 6,626 6,401
a
8611635.SQ.FTS.B , 4 .722% , 7/13/26 .... 2,760 2,389
a
8612652.SQ.FTS.B , 4 .723% , 7/13/26 .... 4,112 3,988
a
8611290.SQ.FTS.B , 5 .031% , 7/13/26 .... 8,991 8,729
a
8614062.SQ.FTS.B , 5 .346% , 7/13/26 .... 11,625 11,127
a
8614012.SQ.FTS.B , 5 .571% , 7/13/26 .... 513 494
a
8614033.SQ.FTS.B , 5 .596% , 7/13/26 .... 1,445 1,390
a
8613694.SQ.FTS.B , 6 .092% , 7/13/26 .... 1,170 1,144
a
8612102.SQ.FTS.B , 6 .099% , 7/13/26 .... 4,583 3,482
a
8614374.SQ.FTS.B , 6 .101% , 7/13/26 .... 15,302 11,164
a
8614044.SQ.FTS.B , 6 .441% , 7/13/26 .... 982 934
a
8611747.SQ.FTS.B , 6 .448% , 7/13/26 .... 2,807 2,705

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8611269.SQ.FTS.B , 6 .46% , 7/13/26 ..... $ 665 $ 649
a
8617491.SQ.FTS.B , 4 .717% , 7/14/26 .... 18,456 17,758
a
8616679.SQ.FTS.B , 4 .719% , 7/14/26 .... 10,036 9,657
a
8617775.SQ.FTS.B , 5 .031% , 7/14/26 .... 7,645 7,206
a
8616917.SQ.FTS.B , 5 .335% , 7/14/26 .... 1,785 1,629
a
8616312.SQ.FTS.B , 5 .346% , 7/14/26 .... 17,302 16,745
a
8614658.SQ.FTS.B , 5 .597% , 7/14/26 .... 35,939 34,632
a
8616249.SQ.FTS.B , 5 .598% , 7/14/26 .... 1,708 1,674
a
8617442.SQ.FTS.B , 5 .624% , 7/14/26 .... 2,505 2,299
a
8617158.SQ.FTS.B , 6 .101% , 7/14/26 .... 12,719 11,497
a
8614627.SQ.FTS.B , 6 .124% , 7/14/26 .... 929 884
a
8617940.SQ.FTS.B , 6 .437% , 7/14/26 .... 1,619 1,544
a
8616022.SQ.FTS.B , 6 .447% , 7/14/26 .... 7,185 6,948
a
8616948.SQ.FTS.B , 6 .447% , 7/14/26 .... 7,697 7,443
a
8617346.SQ.FTS.B , 6 .453% , 7/14/26 .... 4,199 3,046
a
8617108.SQ.FTS.B , 6 .457% , 7/14/26 .... 1,304 1,277
a
8618506.SQ.FTS.B , 4 .717% , 7/15/26 .... 21,721 21,124
a
8621045.SQ.FTS.B , 4 .934% , 7/15/26 .... 3,402 3,186
a
8618340.SQ.FTS.B , 4 .95% , 7/15/26 ..... 393 360
a
8618362.SQ.FTS.B , 5 .031% , 7/15/26 .... 3,911 3,289
a
8621156.SQ.FTS.B , 5 .347% , 7/15/26 .... 40,469 36,785
a
8619313.SQ.FTS.B , 5 .349% , 7/15/26 .... 8,848 6,997
a
8621134.SQ.FTS.B , 5 .589% , 7/15/26 .... 2,134 2,019
a
8619510.SQ.FTS.B , 6 .092% , 7/15/26 .... 784 771
a
8618004.SQ.FTS.B , 6 .101% , 7/15/26 .... 12,981 12,570
a
8619872.SQ.FTS.B , 6 .101% , 7/15/26 .... 31,502 30,018
a
8619560.SQ.FTS.B , 6 .104% , 7/15/26 .... 3,294 3,193
a
8621629.SQ.FTS.B , 6 .11% , 7/15/26 ..... 1,843 1,803
a
8619773.SQ.FTS.B , 6 .289% , 7/15/26 .... 552 529
a
8619537.SQ.FTS.B , 6 .434% , 7/15/26 .... 1,072 1,033
a
8621035.SQ.FTS.B , 6 .443% , 7/15/26 .... 1,808 1,345
a
8619807.SQ.FTS.B , 6 .449% , 7/15/26 .... 1,888 1,833
a
8619655.SQ.FTS.B , 6 .452% , 7/15/26 .... 2,200 2,156
a
8618446.SQ.FTS.B , 6 .462% , 7/15/26 .... 1,491 1,406
a
8626509.SQ.FTS.B , 4 .717% , 7/16/26 .... 19,580 16,721
a
8626992.SQ.FTS.B , 4 .717% , 7/16/26 .... 8,680 8,343
a
8627828.SQ.FTS.B , 4 .717% , 7/16/26 .... 9,111 8,821
a
8627181.SQ.FTS.B , 4 .72% , 7/16/26 ..... 8,857 8,577
a
8627682.SQ.FTS.B , 4 .721% , 7/16/26 .... 5,469 5,339
a
8626942.SQ.FTS.B , 4 .724% , 7/16/26 .... 3,497 3,383
a
8625135.SQ.FTS.B , 4 .948% , 7/16/26 .... 424 415
a
8626261.SQ.FTS.B , 5 .029% , 7/16/26 .... 5,201 4,424
a
8625237.SQ.FTS.B , 5 .031% , 7/16/26 .... 6,151 5,902
a
8625522.SQ.FTS.B , 5 .593% , 7/16/26 .... 3,783 3,645
a
8626424.SQ.FTS.B , 5 .597% , 7/16/26 .... 2,749 2,611
a
8627433.SQ.FTS.B , 5 .603% , 7/16/26 .... 3,527 2,826
Description
Principal
Amount Value
Block, Inc. (continued)
a
8625654.SQ.FTS.B , 5 .624% , 7/16/26 .... $ 1,573 $ 1,484
a
8626907.SQ.FTS.B , 5 .637% , 7/16/26 .... 2,098 1,826
a
8625165.SQ.FTS.B , 5 .64% , 7/16/26 ..... 1,640 347
a
8627506.SQ.FTS.B , 5 .916% , 7/16/26 .... 4,726 4,614
a
8625097.SQ.FTS.B , 6 .081% , 7/16/26 .... 1,601 1,177
a
8625740.SQ.FTS.B , 6 .101% , 7/16/26 .... 23,249 21,974
a
8624998.SQ.FTS.B , 6 .283% , 7/16/26 .... 1,367 1,280
a
8625055.SQ.FTS.B , 6 .44% , 7/16/26 ..... 1,294 532
a
8624623.SQ.FTS.B , 6 .445% , 7/16/26 .... 9,683 9,353
a
8630593.SQ.FTS.B , 4 .717% , 7/17/26 .... 9,797 9,423
a
8629952.SQ.FTS.B , 4 .719% , 7/17/26 .... 5,984 5,856
a
8630169.SQ.FTS.B , 4 .719% , 7/17/26 .... 13,593 13,157
a
8630161.SQ.FTS.B , 4 .928% , 7/17/26 .... 1,067 947
a
8628320.SQ.FTS.B , 5 .031% , 7/17/26 .... 48,682 47,027
a
8631254.SQ.FTS.B , 5 .031% , 7/17/26 .... 64,039 61,380
a
8630933.SQ.FTS.B , 5 .359% , 7/17/26 .... 1,387 1,338
a
8630830.SQ.FTS.B , 5 .915% , 7/17/26 .... 4,223 4,003
a
8630970.SQ.FTS.B , 6 .104% , 7/17/26 .... 6,521 6,284
a
8630113.SQ.FTS.B , 6 .11% , 7/17/26 ..... 3,132 2,815
a
8631150.SQ.FTS.B , 6 .291% , 7/17/26 .... 3,288 3,156
a
8631886.SQ.FTS.B , 4 .715% , 7/18/26 .... 5,908 5,635
a
8632162.SQ.FTS.B , 5 .029% , 7/18/26 .... 3,579 3,414
a
8632011.SQ.FTS.B , 5 .031% , 7/18/26 .... 8,353 8,071
a
8631974.SQ.FTS.B , 5 .346% , 7/18/26 .... 3,004 2,894
a
8632386.SQ.FTS.B , 5 .346% , 7/18/26 .... 1,713 1,642
a
8632209.SQ.FTS.B , 5 .619% , 7/18/26 .... 463 452
a
8632415.SQ.FTS.B , 6 .445% , 7/18/26 .... 3,382 3,256
a
8632492.SQ.FTS.B , 4 .713% , 7/19/26 .... 4,243 4,081
a
8632589.SQ.FTS.B , 4 .715% , 7/19/26 .... 5,751 5,379
a
8632662.SQ.FTS.B , 4 .718% , 7/19/26 .... 29,529 27,746
a
8632575.SQ.FTS.B , 6 .101% , 7/19/26 .... 683 661
a
8633549.SQ.FTS.B , 4 .717% , 7/20/26 .... 5,127 4,885
a
8633627.SQ.FTS.B , 4 .717% , 7/20/26 .... 4,514 4,383
a
8633778.SQ.FTS.B , 4 .717% , 7/20/26 .... 6,467 6,228
a
8633898.SQ.FTS.B , 4 .717% , 7/20/26 .... 4,871 4,619
a
8633256.SQ.FTS.B , 4 .935% , 7/20/26 .... 2,076 507
a
8633728.SQ.FTS.B , 4 .937% , 7/20/26 .... 3,231 2,695
a
8633413.SQ.FTS.B , 5 .028% , 7/20/26 .... 3,544 3,278
a
8633290.SQ.FTS.B , 5 .031% , 7/20/26 .... 5,316 5,133
a
8633387.SQ.FTS.B , 5 .031% , 7/20/26 .... 3,366 3,263
a
8633454.SQ.FTS.B , 5 .031% , 7/20/26 .... 7,446 7,186
a
8633610.SQ.FTS.B , 5 .918% , 7/20/26 .... 1,683 1,324
a
8633174.SQ.FTS.B , 6 .289% , 7/20/26 .... 2,146 366
a
8633700.SQ.FTS.B , 6 .45% , 7/20/26 ..... 1,580 1,524
a
8634965.SQ.FTS.B , 4 .712% , 7/21/26 .... 2,322 2,257
a
8634408.SQ.FTS.B , 4 .715% , 7/21/26 .... 5,979 5,805

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8634012.SQ.FTS.B , 4 .717% , 7/21/26 .... $ 16,464 $ 15,653
a
8636066.SQ.FTS.B , 4 .717% , 7/21/26 .... 39,637 38,325
a
8637209.SQ.FTS.B , 4 .718% , 7/21/26 .... 20,835 19,982
a
8635995.SQ.FTS.B , 4 .729% , 7/21/26 .... 2,155 2,081
a
8635036.SQ.FTS.B , 4 .934% , 7/21/26 .... 3,547 3,428
a
8635256.SQ.FTS.B , 5 .031% , 7/21/26 .... 30,123 28,378
a
8634597.SQ.FTS.B , 5 .603% , 7/21/26 .... 3,313 3,244
a
8636945.SQ.FTS.B , 6 .1% , 7/21/26 ...... 11,196 10,414
a
8637175.SQ.FTS.B , 6 .289% , 7/21/26 .... 1,321 1,249
a
8634766.SQ.FTS.B , 6 .445% , 7/21/26 .... 3,435 3,202
a
8640319.SQ.FTS.B , 4 .717% , 7/22/26 .... 9,571 9,245
a
8639537.SQ.FTS.B , 4 .718% , 7/22/26 .... 43,446 41,696
a
8639095.SQ.FTS.B , 5 .031% , 7/22/26 .... 27,871 22,459
a
8640604.SQ.FTS.B , 5 .031% , 7/22/26 .... 31,775 29,432
a
8640527.SQ.FTS.B , 5 .344% , 7/22/26 .... 6,400 6,105
a
8638082.SQ.FTS.B , 5 .346% , 7/22/26 .... 15,413 14,844
a
8639060.SQ.FTS.B , 5 .912% , 7/22/26 .... 1,210 1,145
a
8640500.SQ.FTS.B , 5 .926% , 7/22/26 .... 1,687 1,575
a
8638798.SQ.FTS.B , 6 .099% , 7/22/26 .... 14,179 7,231
a
8637462.SQ.FTS.B , 6 .1% , 7/22/26 ...... 29,619 26,661
a
8640249.SQ.FTS.B , 6 .448% , 7/22/26 .... 4,257 2,810
a
8637961.SQ.FTS.B , 6 .453% , 7/22/26 .... 2,533 2,453
a
8644386.SQ.FTS.B , 4 .715% , 7/23/26 .... 8,587 8,234
a
8645837.SQ.FTS.B , 4 .715% , 7/23/26 .... 6,016 5,833
a
8646210.SQ.FTS.B , 4 .717% , 7/23/26 .... 2,804 2,659
a
8643039.SQ.FTS.B , 4 .718% , 7/23/26 .... 24,616 23,929
a
8642974.SQ.FTS.B , 4 .719% , 7/23/26 .... 2,339 2,232
a
8646278.SQ.FTS.B , 4 .719% , 7/23/26 .... 8,069 7,701
a
8645743.SQ.FTS.B , 5 .031% , 7/23/26 .... 2,948 2,863
a
8644117.SQ.FTS.B , 5 .035% , 7/23/26 .... 3,298 3,105
a
8644628.SQ.FTS.B , 5 .346% , 7/23/26 .... 2,974 2,821
a
8644706.SQ.FTS.B , 5 .346% , 7/23/26 .... 7,409 7,160
a
8644841.SQ.FTS.B , 5 .346% , 7/23/26 .... 28,330 27,758
a
8644192.SQ.FTS.B , 5 .35% , 7/23/26 ..... 5,926 5,660
a
8644018.SQ.FTS.B , 5 .358% , 7/23/26 .... 1,162 1,147
a
8646525.SQ.FTS.B , 5 .597% , 7/23/26 .... 15,927 15,543
a
8646055.SQ.FTS.B , 6 .094% , 7/23/26 .... 3,851 2,918
a
8645984.SQ.FTS.B , 6 .106% , 7/23/26 .... 4,193 3,995
a
8644355.SQ.FTS.B , 6 .439% , 7/23/26 .... 1,209 1,186
a
8646093.SQ.FTS.B , 6 .444% , 7/23/26 .... 4,025 3,949
a
8649064.SQ.FTS.B , 4 .717% , 7/24/26 .... 17,211 16,628
a
8649536.SQ.FTS.B , 4 .717% , 7/24/26 .... 48,629 46,940
a
8648195.SQ.FTS.B , 4 .718% , 7/24/26 .... 31,727 30,642
a
8646870.SQ.FTS.B , 4 .719% , 7/24/26 .... 9,516 9,295
a
8647548.SQ.FTS.B , 5 .029% , 7/24/26 .... 5,920 5,014
a
8648008.SQ.FTS.B , 5 .031% , 7/24/26 .... 4,854 4,656
Description
Principal
Amount Value
Block, Inc. (continued)
a
8647947.SQ.FTS.B , 5 .046% , 7/24/26 .... $ 1,685 $ 1,432
a
8649457.SQ.FTS.B , 5 .6% , 7/24/26 ...... 3,681 3,377
a
8650629.SQ.FTS.B , 6 .1% , 7/24/26 ...... 2,118 2,098
a
8646799.SQ.FTS.B , 6 .447% , 7/24/26 .... 597 568
a
8650857.SQ.FTS.B , 4 .717% , 7/25/26 .... 85,967 82,032
a
8650791.SQ.FTS.B , 5 .346% , 7/25/26 .... 6,472 5,871
a
8652367.SQ.FTS.B , 6 .106% , 7/26/26 .... 2,337 2,094
a
8652314.SQ.FTS.B , 6 .447% , 7/26/26 .... 2,838 2,579
a
8653273.SQ.FTS.B , 4 .715% , 7/27/26 .... 6,795 6,559
a
8654872.SQ.FTS.B , 4 .715% , 7/27/26 .... 8,249 7,963
a
8653637.SQ.FTS.B , 4 .717% , 7/27/26 .... 35,770 34,834
a
8654775.SQ.FTS.B , 4 .717% , 7/27/26 .... 3,831 3,758
a
8654845.SQ.FTS.B , 4 .94% , 7/27/26 ..... 680 658
a
8652636.SQ.FTS.B , 5 .597% , 7/27/26 .... 4,940 4,677
a
8655144.SQ.FTS.B , 5 .598% , 7/27/26 .... 43,211 42,295
a
8655093.SQ.FTS.B , 6 .095% , 7/27/26 .... 2,427 2,382
a
8652512.SQ.FTS.B , 6 .11% , 7/27/26 ..... 1,780 1,739
a
8654599.SQ.FTS.B , 6 .45% , 7/27/26 ..... 1,135 1,121
a
8660506.SQ.FTS.B , 4 .713% , 7/28/26 .... 5,135 4,923
a
8660992.SQ.FTS.B , 4 .717% , 7/28/26 .... 4,747 4,598
a
8660091.SQ.FTS.B , 4 .718% , 7/28/26 .... 10,380 9,934
a
8659412.SQ.FTS.B , 4 .72% , 7/28/26 ..... 9,583 9,280
a
8661485.SQ.FTS.B , 4 .72% , 7/28/26 ..... 7,275 7,150
a
8656818.SQ.FTS.B , 5 .031% , 7/28/26 .... 6,681 5,657
a
8656967.SQ.FTS.B , 5 .031% , 7/28/26 .... 10,962 10,607
a
8658601.SQ.FTS.B , 5 .031% , 7/28/26 .... 5,633 5,422
a
8661454.SQ.FTS.B , 5 .031% , 7/28/26 .... 1,553 1,503
a
8660644.SQ.FTS.B , 5 .346% , 7/28/26 .... 7,725 7,022
a
8660302.SQ.FTS.B , 5 .35% , 7/28/26 ..... 6,607 6,361
a
8661353.SQ.FTS.B , 5 .351% , 7/28/26 .... 4,144 4,053
a
8660883.SQ.FTS.B , 5 .353% , 7/28/26 .... 2,673 2,579
a
8661840.SQ.FTS.B , 5 .598% , 7/28/26 .... 67,032 63,788
a
8657901.SQ.FTS.B , 5 .6% , 7/28/26 ...... 3,636 3,388
a
8659403.SQ.FTS.B , 5 .633% , 7/28/26 .... 620 597
a
8661103.SQ.FTS.B , 5 .66% , 7/28/26 ..... 247 244
a
8658245.SQ.FTS.B , 5 .91% , 7/28/26 ..... 7,206 6,710
a
8661334.SQ.FTS.B , 6 .105% , 7/28/26 .... 1,334 1,290
a
8658815.SQ.FTS.B , 6 .289% , 7/28/26 .... 92 91
a
8656579.SQ.FTS.B , 6 .445% , 7/28/26 .... 3,019 2,861
a
8656720.SQ.FTS.B , 6 .445% , 7/28/26 .... 2,559 2,461
a
8661231.SQ.FTS.B , 6 .447% , 7/28/26 .... 3,961 3,768
a
8658875.SQ.FTS.B , 6 .448% , 7/28/26 .... 12,782 12,368
a
8661211.SQ.FTS.B , 6 .499% , 7/28/26 .... 477 441
a
8662975.SQ.FTS.B , 4 .712% , 7/29/26 .... 3,490 3,348
a
8667144.SQ.FTS.B , 4 .715% , 7/29/26 .... 8,800 8,410
a
8662296.SQ.FTS.B , 4 .719% , 7/29/26 .... 7,076 6,788

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8665344.SQ.FTS.B , 4 .719% , 7/29/26 .... $ 6,007 $ 5,766
a
8665558.SQ.FTS.B , 4 .719% , 7/29/26 .... 7,279 6,940
a
8663904.SQ.FTS.B , 4 .721% , 7/29/26 .... 5,832 5,609
a
8662020.SQ.FTS.B , 5 .597% , 7/29/26 .... 2,157 2,092
a
8662250.SQ.FTS.B , 5 .601% , 7/29/26 .... 718 674
a
8665772.SQ.FTS.B , 5 .66% , 7/29/26 ..... 393 375
a
8661919.SQ.FTS.B , 5 .928% , 7/29/26 .... 1,070 1,033
a
8666345.SQ.FTS.B , 6 .097% , 7/29/26 .... 1,675 1,596
a
8666384.SQ.FTS.B , 6 .1% , 7/29/26 ...... 30,450 28,810
a
8663637.SQ.FTS.B , 6 .102% , 7/29/26 .... 2,127 2,058
a
8665516.SQ.FTS.B , 6 .437% , 7/29/26 .... 1,263 1,192
a
8667027.SQ.FTS.B , 6 .438% , 7/29/26 .... 1,077 1,045
a
8662647.SQ.FTS.B , 6 .445% , 7/29/26 .... 4,068 3,701
a
8665799.SQ.FTS.B , 6 .449% , 7/29/26 .... 7,726 7,472
a
8672191.SQ.FTS.B , 4 .715% , 7/30/26 .... 6,283 6,020
a
8674767.SQ.FTS.B , 4 .715% , 7/30/26 .... 7,597 7,258
a
8673869.SQ.FTS.B , 4 .717% , 7/30/26 .... 13,324 12,730
a
8674231.SQ.FTS.B , 4 .717% , 7/30/26 .... 6,693 6,422
a
8673390.SQ.FTS.B , 4 .722% , 7/30/26 .... 2,400 2,305
a
8674492.SQ.FTS.B , 4 .727% , 7/30/26 .... 2,793 2,679
a
8674459.SQ.FTS.B , 4 .729% , 7/30/26 .... 2,238 2,149
a
8669922.SQ.FTS.B , 4 .73% , 7/30/26 ..... 2,048 1,972
a
8672479.SQ.FTS.B , 4 .919% , 7/30/26 .... 1,208 1,043
a
8669821.SQ.FTS.B , 5 .029% , 7/30/26 .... 3,866 3,682
a
8672640.SQ.FTS.B , 5 .031% , 7/30/26 .... 23,500 22,613
a
8673657.SQ.FTS.B , 5 .031% , 7/30/26 .... 8,393 8,050
a
8674088.SQ.FTS.B , 5 .031% , 7/30/26 .... 6,221 5,911
a
8673280.SQ.FTS.B , 5 .036% , 7/30/26 .... 5,856 5,115
a
8673554.SQ.FTS.B , 5 .039% , 7/30/26 .... 2,913 2,767
a
8674563.SQ.FTS.B , 5 .344% , 7/30/26 .... 9,424 7,818
a
8670014.SQ.FTS.B , 5 .346% , 7/30/26 .... 11,684 11,262
a
8671964.SQ.FTS.B , 5 .346% , 7/30/26 .... 8,176 7,845
a
8670516.SQ.FTS.B , 5 .347% , 7/30/26 .... 29,586 27,981
a
8674529.SQ.FTS.B , 5 .592% , 7/30/26 .... 1,572 1,516
a
8674429.SQ.FTS.B , 5 .617% , 7/30/26 .... 1,211 1,149
a
8673443.SQ.FTS.B , 6 .454% , 7/30/26 .... 3,544 3,298
a
8672544.SQ.FTS.B , 6 .463% , 7/30/26 .... 1,348 1,280
a
8674744.SQ.FTS.B , 6 .472% , 7/30/26 .... 1,242 822
a
8676964.SQ.FTS.B , 4 .716% , 7/31/26 .... 3,409 3,274
a
8677162.SQ.FTS.B , 4 .717% , 7/31/26 .... 2,162 2,082
a
8678683.SQ.FTS.B , 4 .717% , 7/31/26 .... 13,129 12,601
a
8677309.SQ.FTS.B , 4 .719% , 7/31/26 .... 15,683 14,981
a
8676425.SQ.FTS.B , 4 .72% , 7/31/26 ..... 7,671 7,363
a
8674898.SQ.FTS.B , 4 .721% , 7/31/26 .... 7,938 7,539
a
8677678.SQ.FTS.B , 4 .936% , 7/31/26 .... 10,434 10,003
a
8679903.SQ.FTS.B , 4 .969% , 7/31/26 .... 391 377
Description
Principal
Amount Value
Block, Inc. (continued)
a
8679117.SQ.FTS.B , 5 .347% , 7/31/26 .... $ 1,972 $ 1,824
a
8678529.SQ.FTS.B , 5 .349% , 7/31/26 .... 6,977 6,695
a
8675400.SQ.FTS.B , 5 .595% , 7/31/26 .... 1,776 1,709
a
8678488.SQ.FTS.B , 5 .627% , 7/31/26 .... 2,032 1,906
a
8679074.SQ.FTS.B , 5 .925% , 7/31/26 .... 1,504 1,431
a
8675534.SQ.FTS.B , 6 .1% , 7/31/26 ...... 10,976 10,500
a
8680136.SQ.FTS.B , 6 .11% , 7/31/26 ..... 1,292 1,237
a
8678182.SQ.FTS.B , 6 .449% , 7/31/26 .... 2,527 2,374
a
8679212.SQ.FTS.B , 6 .451% , 7/31/26 .... 5,337 5,034
a
8678400.SQ.FTS.B , 6 .455% , 7/31/26 .... 3,507 3,042
a
8680749.SQ.FTS.B , 4 .714% , 8/01/26 .... 1,869 1,793
a
8680163.SQ.FTS.B , 4 .722% , 8/01/26 .... 6,094 5,781
a
8680247.SQ.FTS.B , 5 .027% , 8/01/26 .... 2,638 2,523
a
8680461.SQ.FTS.B , 5 .031% , 8/01/26 .... 21,462 20,173
a
8680784.SQ.FTS.B , 5 .031% , 8/01/26 .... 9,375 9,017
a
8680934.SQ.FTS.B , 5 .031% , 8/01/26 .... 4,585 4,310
a
8680321.SQ.FTS.B , 5 .597% , 8/01/26 .... 4,735 4,541
a
8681010.SQ.FTS.B , 5 .913% , 8/01/26 .... 29,159 28,000
a
8680281.SQ.FTS.B , 6 .452% , 8/01/26 .... 3,566 3,271
a
8681682.SQ.FTS.B , 4 .717% , 8/02/26 .... 29,183 28,008
a
8681510.SQ.FTS.B , 4 .719% , 8/02/26 .... 11,319 10,854
a
8686470.SQ.FTS.B , 4 .717% , 8/03/26 .... 6,376 6,116
a
8686611.SQ.FTS.B , 4 .717% , 8/03/26 .... 23,338 22,459
a
8684314.SQ.FTS.B , 4 .719% , 8/03/26 .... 15,011 14,336
a
8684229.SQ.FTS.B , 4 .722% , 8/03/26 .... 2,309 2,217
a
8685560.SQ.FTS.B , 4 .933% , 8/03/26 .... 2,643 2,502
a
8685648.SQ.FTS.B , 5 .031% , 8/03/26 .... 39,924 34,955
a
8687046.SQ.FTS.B , 5 .031% , 8/03/26 .... 34,389 32,724
a
8684755.SQ.FTS.B , 5 .346% , 8/03/26 .... 8,846 8,526
a
8685523.SQ.FTS.B , 5 .912% , 8/03/26 .... 2,079 1,979
a
8683357.SQ.FTS.B , 6 .101% , 8/03/26 .... 12,393 11,981
a
8685168.SQ.FTS.B , 6 .102% , 8/03/26 .... 13,627 13,035
a
8688608.SQ.FTS.B , 4 .715% , 8/04/26 .... 5,468 5,247
a
8688411.SQ.FTS.B , 4 .717% , 8/04/26 .... 2,609 2,498
a
8687818.SQ.FTS.B , 4 .719% , 8/04/26 .... 4,369 4,195
a
8689297.SQ.FTS.B , 5 .031% , 8/04/26 .... 16,811 15,797
a
8689936.SQ.FTS.B , 5 .597% , 8/04/26 .... 11,836 11,352
a
8690513.SQ.FTS.B , 5 .597% , 8/04/26 .... 58,230 55,431
a
8687509.SQ.FTS.B , 5 .599% , 8/04/26 .... 6,085 5,873
a
8688026.SQ.FTS.B , 5 .912% , 8/04/26 .... 2,768 2,541
a
8692180.SQ.FTS.B , 5 .912% , 8/04/26 .... 36,844 34,859
a
8690486.SQ.FTS.B , 6 .094% , 8/04/26 .... 1,323 1,265
a
8688241.SQ.FTS.B , 6 .269% , 8/04/26 .... 1,180 773
a
8688158.SQ.FTS.B , 6 .296% , 8/04/26 .... 2,058 1,349
a
8689069.SQ.FTS.B , 6 .454% , 8/04/26 .... 2,524 2,373
a
8697405.SQ.FTS.B , 4 .717% , 8/05/26 .... 6,355 6,050

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8694096.SQ.FTS.B , 4 .738% , 8/05/26 .... $ 1,141 $ 1,098
a
8697115.SQ.FTS.B , 4 .938% , 8/05/26 .... 7,831 7,052
a
8693676.SQ.FTS.B , 5 .031% , 8/05/26 .... 9,697 9,226
a
8694466.SQ.FTS.B , 5 .031% , 8/05/26 .... 8,995 8,548
a
8697998.SQ.FTS.B , 5 .031% , 8/05/26 .... 41,289 39,682
a
8697792.SQ.FTS.B , 5 .343% , 8/05/26 .... 6,975 5,817
a
8693435.SQ.FTS.B , 5 .344% , 8/05/26 .... 9,340 8,822
a
8695888.SQ.FTS.B , 5 .346% , 8/05/26 .... 44,122 42,339
a
8695029.SQ.FTS.B , 5 .347% , 8/05/26 .... 21,321 20,417
a
8694266.SQ.FTS.B , 5 .349% , 8/05/26 .... 1,710 1,629
a
8693995.SQ.FTS.B , 5 .587% , 8/05/26 .... 1,758 1,673
a
8697338.SQ.FTS.B , 6 .101% , 8/05/26 .... 4,039 3,843
a
8697531.SQ.FTS.B , 6 .101% , 8/05/26 .... 3,128 2,993
a
8697757.SQ.FTS.B , 6 .289% , 8/05/26 .... 920 877
a
8701690.SQ.FTS.B , 4 .717% , 8/06/26 .... 60,476 57,950
a
8705618.SQ.FTS.B , 4 .717% , 8/06/26 .... 6,774 6,496
a
8706309.SQ.FTS.B , 4 .717% , 8/06/26 .... 45,086 43,017
a
8701492.SQ.FTS.B , 4 .719% , 8/06/26 .... 8,366 7,933
a
8704218.SQ.FTS.B , 4 .719% , 8/06/26 .... 6,315 5,734
a
8706435.SQ.FTS.B , 4 .721% , 8/06/26 .... 2,568 2,456
a
8705784.SQ.FTS.B , 5 .031% , 8/06/26 .... 10,089 9,644
a
8706209.SQ.FTS.B , 5 .344% , 8/06/26 .... 4,431 4,239
a
8704017.SQ.FTS.B , 5 .346% , 8/06/26 .... 4,183 3,983
a
8704382.SQ.FTS.B , 5 .597% , 8/06/26 .... 32,573 31,524
a
8704195.SQ.FTS.B , 5 .612% , 8/06/26 .... 1,720 1,615
a
8705987.SQ.FTS.B , 6 .449% , 8/06/26 .... 7,360 7,027
a
8709135.SQ.FTS.B , 4 .713% , 8/07/26 .... 3,298 3,156
a
8708079.SQ.FTS.B , 4 .717% , 8/07/26 .... 14,627 13,992
a
8708858.SQ.FTS.B , 4 .721% , 8/07/26 .... 7,348 7,042
a
8707277.SQ.FTS.B , 5 .031% , 8/07/26 .... 10,795 10,404
a
8707169.SQ.FTS.B , 5 .339% , 8/07/26 .... 3,346 3,208
a
8709223.SQ.FTS.B , 5 .346% , 8/07/26 .... 73,179 70,160
a
8706579.SQ.FTS.B , 5 .597% , 8/07/26 .... 14,877 14,147
a
8708765.SQ.FTS.B , 5 .61% , 8/07/26 ..... 2,174 2,058
a
8707975.SQ.FTS.B , 6 .093% , 8/07/26 .... 1,339 1,273
a
8711213.SQ.FTS.B , 4 .717% , 8/08/26 .... 30,144 28,960
a
8710948.SQ.FTS.B , 5 .031% , 8/08/26 .... 14,908 14,278
a
8711183.SQ.FTS.B , 6 .114% , 8/08/26 ..... 1,514 1,462
a
8711827.SQ.FTS.B , 4 .716% , 8/09/26 .... 3,229 3,102
a
8711897.SQ.FTS.B , 4 .949% , 8/09/26 .... 796 766
a
8712320.SQ.FTS.B , 5 .031% , 8/09/26 .... 3,468 3,315
a
8712364.SQ.FTS.B , 6 .447% , 8/09/26 .... 1,096 339
a
8712385.SQ.FTS.B , 6 .448% , 8/09/26 .... 13,874 12,948
a
8715788.SQ.FTS.B , 4 .718% , 8/10/26 .... 40,965 39,166
a
8716874.SQ.FTS.B , 4 .718% , 8/10/26 .... 47,481 45,514
a
8714227.SQ.FTS.B , 5 .031% , 8/10/26 .... 24,702 23,609
Description
Principal
Amount Value
Block, Inc. (continued)
a
8713757.SQ.FTS.B , 5 .346% , 8/10/26 .... $ 6,285 $ 6,004
a
8715175.SQ.FTS.B , 5 .361% , 8/10/26 .... 1,478 1,400
a
8716725.SQ.FTS.B , 5 .595% , 8/10/26 .... 7,862 7,379
a
8713665.SQ.FTS.B , 5 .6% , 8/10/26 ...... 3,116 2,608
a
8715283.SQ.FTS.B , 6 .101% , 8/10/26 .... 16,899 16,055
a
8713707.SQ.FTS.B , 6 .104% , 8/10/26 .... 2,375 2,270
a
8715251.SQ.FTS.B , 6 .28% , 8/10/26 ..... 1,010 957
a
8715225.SQ.FTS.B , 6 .316% , 8/10/26 .... 665 630
a
8718462.SQ.FTS.B , 4 .717% , 8/11/26 .... 2,575 2,456
a
8718721.SQ.FTS.B , 4 .717% , 8/11/26 .... 16,687 15,981
a
8719774.SQ.FTS.B , 4 .717% , 8/11/26 .... 25,213 24,147
a
8721412.SQ.FTS.B , 4 .717% , 8/11/26 .... 13,154 11,948
a
8721971.SQ.FTS.B , 4 .717% , 8/11/26 .... 64,215 61,501
a
8717936.SQ.FTS.B , 4 .719% , 8/11/26 .... 13,801 13,193
a
8720885.SQ.FTS.B , 4 .72% , 8/11/26 ..... 9,611 9,163
a
8720387.SQ.FTS.B , 5 .031% , 8/11/26 .... 17,761 16,886
a
8720838.SQ.FTS.B , 5 .031% , 8/11/26 .... 1,953 1,868
a
8721730.SQ.FTS.B , 5 .346% , 8/11/26 .... 13,127 12,501
a
8720364.SQ.FTS.B , 5 .353% , 8/11/26 .... 2,837 2,378
a
8718566.SQ.FTS.B , 5 .599% , 8/11/26 .... 3,316 3,198
a
8719381.SQ.FTS.B , 6 .102% , 8/11/26 .... 10,017 9,372
a
8719712.SQ.FTS.B , 6 .103% , 8/11/26 .... 2,642 2,550
a
8721353.SQ.FTS.B , 6 .434% , 8/11/26 .... 1,494 1,415
a
8721030.SQ.FTS.B , 6 .436% , 8/11/26 .... 1,000 963
a
8721085.SQ.FTS.B , 6 .447% , 8/11/26 .... 9,735 9,088
a
8722463.SQ.FTS.B , 4 .715% , 8/12/26 .... 7,595 7,199
a
8723059.SQ.FTS.B , 4 .717% , 8/12/26 .... 24,313 23,286
a
8724107.SQ.FTS.B , 4 .717% , 8/12/26 .... 16,412 15,685
a
8726287.SQ.FTS.B , 5 .031% , 8/12/26 .... 40,981 39,234
a
8725774.SQ.FTS.B , 5 .597% , 8/12/26 .... 20,122 19,041
a
8723864.SQ.FTS.B , 5 .627% , 8/12/26 .... 9,940 2,532
a
8722338.SQ.FTS.B , 5 .63% , 8/12/26 ..... 1,921 1,630
a
8722280.SQ.FTS.B , 6 .094% , 8/12/26 .... 1,810 1,754
a
8723032.SQ.FTS.B , 6 .261% , 8/12/26 .... 680 637
a
8722685.SQ.FTS.B , 6 .449% , 8/12/26 .... 5,285 5,017
a
8731548.SQ.FTS.B , 4 .717% , 8/13/26 .... 24,366 23,321
a
8734581.SQ.FTS.B , 4 .717% , 8/13/26 .... 3,568 3,417
a
8734699.SQ.FTS.B , 4 .717% , 8/13/26 .... 1,784 1,708
a
8734766.SQ.FTS.B , 5 .031% , 8/13/26 .... 10,123 9,686
a
8734981.SQ.FTS.B , 5 .346% , 8/13/26 .... 81,784 77,442
a
8734004.SQ.FTS.B , 5 .35% , 8/13/26 ..... 7,840 7,246
a
8734221.SQ.FTS.B , 5 .907% , 8/13/26 .... 5,621 5,151
a
8733764.SQ.FTS.B , 6 .099% , 8/13/26 .... 5,875 5,670
a
8733594.SQ.FTS.B , 6 .101% , 8/13/26 .... 5,613 5,359
a
8734736.SQ.FTS.B , 6 .298% , 8/13/26 .... 727 703
a
8734472.SQ.FTS.B , 6 .444% , 8/13/26 .... 3,490 3,064

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8732483.SQ.FTS.B , 6 .447% , 8/13/26 .... $ 30,029 $ 28,834
a
8738535.SQ.FTS.B , 4 .713% , 8/14/26 .... 2,207 2,112
a
8738197.SQ.FTS.B , 4 .717% , 8/14/26 .... 3,742 3,591
a
8738617.SQ.FTS.B , 4 .717% , 8/14/26 .... 6,016 5,746
a
8738831.SQ.FTS.B , 4 .723% , 8/14/26 .... 4,765 4,565
a
8738957.SQ.FTS.B , 4 .938% , 8/14/26 .... 1,533 1,475
a
8736695.SQ.FTS.B , 5 .034% , 8/14/26 .... 4,545 4,319
a
8738136.SQ.FTS.B , 5 .04% , 8/14/26 ..... 2,715 2,542
a
8739068.SQ.FTS.B , 5 .912% , 8/14/26 .... 60,754 55,676
a
8738021.SQ.FTS.B , 6 .103% , 8/14/26 .... 2,952 2,822
a
8735397.SQ.FTS.B , 6 .289% , 8/14/26 .... 15,787 14,586
a
8736821.SQ.FTS.B , 6 .447% , 8/14/26 .... 37,665 34,324
a
8736291.SQ.FTS.B , 6 .449% , 8/14/26 .... 4,930 4,733
a
8738312.SQ.FTS.B , 6 .45% , 8/14/26 ..... 6,154 4,445
a
8739222.SQ.FTS.B , 5 .031% , 8/15/26 .... 7,578 7,261
a
8739493.SQ.FTS.B , 5 .031% , 8/15/26 .... 6,604 6,349
a
8739638.SQ.FTS.B , 5 .346% , 8/15/26 .... 19,423 18,603
a
8739599.SQ.FTS.B , 6 .113% , 8/15/26 .... 1,871 1,788
a
8739481.SQ.FTS.B , 6 .289% , 8/15/26 .... 837 797
a
8739327.SQ.FTS.B , 6 .447% , 8/15/26 .... 10,873 10,284
a
8740360.SQ.FTS.B , 4 .707% , 8/16/26 .... 2,109 1,997
a
8740030.SQ.FTS.B , 4 .717% , 8/16/26 .... 18,126 17,315
a
8740558.SQ.FTS.B , 5 .031% , 8/16/26 .... 36,293 33,972
a
8740399.SQ.FTS.B , 5 .597% , 8/16/26 .... 10,934 10,350
a
8741355.SQ.FTS.B , 4 .717% , 8/17/26 .... 9,695 9,277
a
8741105.SQ.FTS.B , 4 .719% , 8/17/26 .... 8,506 8,144
a
8741525.SQ.FTS.B , 4 .719% , 8/17/26 .... 15,614 14,966
a
8741332.SQ.FTS.B , 4 .935% , 8/17/26 .... 1,838 1,621
a
8741215.SQ.FTS.B , 5 .595% , 8/17/26 .... 8,545 7,206
a
8741733.SQ.FTS.B , 5 .907% , 8/17/26 .... 1,842 1,688
a
8741720.SQ.FTS.B , 6 .078% , 8/17/26 .... 935 892
a
8741748.SQ.FTS.B , 6 .098% , 8/17/26 .... 6,070 5,731
a
8741832.SQ.FTS.B , 6 .101% , 8/17/26 .... 8,118 7,858
a
8741209.SQ.FTS.B , 6 .461% , 8/17/26 .... 677 650
a
8746239.SQ.FTS.B , 4 .714% , 8/18/26 .... 4,921 4,711
a
8745157.SQ.FTS.B , 4 .715% , 8/18/26 .... 3,324 3,186
a
8746376.SQ.FTS.B , 4 .717% , 8/18/26 .... 44,109 42,245
a
8744200.SQ.FTS.B , 5 .342% , 8/18/26 .... 4,922 4,151
a
8745696.SQ.FTS.B , 5 .346% , 8/18/26 .... 23,280 21,932
a
8744612.SQ.FTS.B , 5 .348% , 8/18/26 .... 5,690 5,418
a
8744746.SQ.FTS.B , 5 .596% , 8/18/26 .... 7,605 7,135
a
8744443.SQ.FTS.B , 5 .597% , 8/18/26 .... 8,269 7,937
a
8743164.SQ.FTS.B , 5 .615% , 8/18/26 .... 1,282 1,202
a
8745072.SQ.FTS.B , 5 .635% , 8/18/26 .... 3,371 3,212
a
8745229.SQ.FTS.B , 5 .912% , 8/18/26 .... 12,863 12,176
a
8743240.SQ.FTS.B , 5 .913% , 8/18/26 .... 12,177 11,691
Description
Principal
Amount Value
Block, Inc. (continued)
a
8744956.SQ.FTS.B , 6 .096% , 8/18/26 .... $ 4,571 $ 4,361
a
8744306.SQ.FTS.B , 6 .098% , 8/18/26 .... 6,584 5,332
a
8744081.SQ.FTS.B , 6 .448% , 8/18/26 .... 2,854 2,761
a
8750217.SQ.FTS.B , 4 .717% , 8/19/26 .... 10,525 10,075
a
8748954.SQ.FTS.B , 4 .719% , 8/19/26 .... 14,154 13,475
a
8746733.SQ.FTS.B , 5 .031% , 8/19/26 .... 7,998 7,599
a
8749192.SQ.FTS.B , 5 .031% , 8/19/26 .... 35,007 33,536
a
8747655.SQ.FTS.B , 6 .446% , 8/19/26 .... 51,548 49,123
a
8746984.SQ.FTS.B , 6 .449% , 8/19/26 .... 5,350 5,132
a
8752942.SQ.FTS.B , 4 .717% , 8/20/26 .... 24,841 23,777
a
8755767.SQ.FTS.B , 4 .718% , 8/20/26 .... 35,144 33,530
a
8754307.SQ.FTS.B , 4 .721% , 8/20/26 .... 1,977 1,894
a
8753709.SQ.FTS.B , 4 .722% , 8/20/26 .... 6,315 6,039
a
8754505.SQ.FTS.B , 4 .927% , 8/20/26 .... 419 392
a
8754132.SQ.FTS.B , 5 .031% , 8/20/26 .... 2,135 2,041
a
8753827.SQ.FTS.B , 5 .346% , 8/20/26 .... 5,524 5,228
a
8754516.SQ.FTS.B , 5 .346% , 8/20/26 .... 32,203 30,465
a
8754417.SQ.FTS.B , 6 .092% , 8/20/26 .... 2,193 2,114
a
8753999.SQ.FTS.B , 6 .299% , 8/20/26 .... 1,220 1,188
a
8756504.SQ.FTS.B , 6 .445% , 8/20/26 .... 5,626 5,462
a
8758401.SQ.FTS.B , 4 .712% , 8/21/26 .... 2,776 2,642
a
8757691.SQ.FTS.B , 4 .717% , 8/21/26 .... 9,224 8,802
a
8758753.SQ.FTS.B , 5 .031% , 8/21/26 .... 42,781 41,071
a
8757228.SQ.FTS.B , 5 .346% , 8/21/26 .... 14,557 13,855
a
8757818.SQ.FTS.B , 5 .348% , 8/21/26 .... 14,323 13,551
a
8760668.SQ.FTS.B , 5 .597% , 8/21/26 .... 10,792 10,117
a
8760036.SQ.FTS.B , 5 .598% , 8/21/26 .... 2,272 2,146
a
8757666.SQ.FTS.B , 6 .102% , 8/21/26 .... 994 945
a
8757027.SQ.FTS.B , 6 .105% , 8/21/26 .... 4,690 4,455
a
8758559.SQ.FTS.B , 6 .114% , 8/21/26 .... 1,833 1,741
a
8760062.SQ.FTS.B , 6 .447% , 8/21/26 .... 964 919
a
8760079.SQ.FTS.B , 6 .448% , 8/21/26 .... 16,238 15,037
a
8761137.SQ.FTS.B , 4 .717% , 8/22/26 .... 57,493 54,700
a
8761978.SQ.FTS.B , 4 .717% , 8/22/26 .... 7,225 6,911
a
8761907.SQ.FTS.B , 5 .596% , 8/22/26 .... 3,316 3,172
a
8761967.SQ.FTS.B , 6 .465% , 8/22/26 .... 1,129 1,067
a
8762080.SQ.FTS.B , 4 .712% , 8/23/26 .... 5,512 5,230
a
8762148.SQ.FTS.B , 4 .718% , 8/23/26 .... 29,500 28,132
a
8762628.SQ.FTS.B , 5 .031% , 8/23/26 .... 13,282 12,718
a
8762868.SQ.FTS.B , 5 .601% , 8/23/26 .... 2,403 2,272
a
8762846.SQ.FTS.B , 6 .309% , 8/23/26 .... 686 663
a
8765348.SQ.FTS.B , 4 .718% , 8/24/26 .... 40,070 38,318
a
8766315.SQ.FTS.B , 4 .718% , 8/24/26 .... 21,335 19,444
a
8763721.SQ.FTS.B , 4 .72% , 8/24/26 ..... 5,242 4,777
a
8765249.SQ.FTS.B , 4 .723% , 8/24/26 .... 5,057 4,837
a
8767283.SQ.FTS.B , 4 .738% , 8/24/26 .... 1,460 1,387

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8763884.SQ.FTS.B , 5 .031% , 8/24/26 .... $ 2,721 $ 2,599
a
8764217.SQ.FTS.B , 5 .346% , 8/24/26 .... 15,295 14,555
a
8767308.SQ.FTS.B , 5 .346% , 8/24/26 .... 20,907 20,033
a
8765129.SQ.FTS.B , 5 .347% , 8/24/26 .... 3,652 3,505
a
8766667.SQ.FTS.B , 5 .91% , 8/24/26 ..... 6,370 6,121
a
8766819.SQ.FTS.B , 5 .911% , 8/24/26 .... 22,362 21,515
a
8763795.SQ.FTS.B , 5 .912% , 8/24/26 .... 6,902 6,617
a
8765082.SQ.FTS.B , 6 .094% , 8/24/26 .... 1,926 1,835
a
8764105.SQ.FTS.B , 6 .461% , 8/24/26 .... 2,096 1,940
a
8771006.SQ.FTS.B , 4 .717% , 8/25/26 .... 3,601 3,458
a
8771967.SQ.FTS.B , 4 .718% , 8/25/26 .... 35,860 34,021
a
8771205.SQ.FTS.B , 4 .738% , 8/25/26 .... 1,573 1,434
a
8771958.SQ.FTS.B , 4 .942% , 8/25/26 .... 546 506
a
8768911.SQ.FTS.B , 5 .031% , 8/25/26 .... 16,886 16,198
a
8767832.SQ.FTS.B , 5 .346% , 8/25/26 .... 6,458 6,089
a
8768184.SQ.FTS.B , 5 .346% , 8/25/26 .... 6,845 6,515
a
8771252.SQ.FTS.B , 5 .346% , 8/25/26 .... 5,302 5,072
a
8771080.SQ.FTS.B , 5 .63% , 8/25/26 ..... 3,621 3,446
a
8771150.SQ.FTS.B , 5 .91% , 8/25/26 ..... 5,547 4,683
a
8768383.SQ.FTS.B , 5 .922% , 8/25/26 .... 2,768 2,337
a
8768694.SQ.FTS.B , 6 .122% , 8/25/26 .... 1,361 1,283
a
8769719.SQ.FTS.B , 6 .287% , 8/25/26 .... 4,735 3,308
a
8767996.SQ.FTS.B , 6 .447% , 8/25/26 .... 7,938 7,347
a
8768735.SQ.FTS.B , 6 .447% , 8/25/26 .... 5,126 4,848
a
8769926.SQ.FTS.B , 6 .447% , 8/25/26 .... 55,325 52,666
a
8771353.SQ.FTS.B , 6 .447% , 8/25/26 .... 2,126 2,057
a
8771770.SQ.FTS.B , 6 .448% , 8/25/26 .... 10,194 9,643
a
8768460.SQ.FTS.B , 6 .451% , 8/25/26 .... 5,896 5,549
a
8772398.SQ.FTS.B , 4 .717% , 8/26/26 .... 17,980 17,110
a
8775863.SQ.FTS.B , 4 .717% , 8/26/26 .... 1,783 1,706
a
8776446.SQ.FTS.B , 4 .717% , 8/26/26 .... 61,947 58,620
a
8773497.SQ.FTS.B , 4 .718% , 8/26/26 .... 11,432 10,930
a
8773822.SQ.FTS.B , 4 .719% , 8/26/26 .... 8,656 8,210
a
8775588.SQ.FTS.B , 4 .901% , 8/26/26 .... 381 359
a
8775505.SQ.FTS.B , 4 .934% , 8/26/26 .... 5,665 5,332
a
8774345.SQ.FTS.B , 4 .97% , 8/26/26 ..... 366 355
a
8775913.SQ.FTS.B , 5 .031% , 8/26/26 .... 7,323 6,474
a
8776144.SQ.FTS.B , 5 .031% , 8/26/26 .... 13,971 13,420
a
8772121.SQ.FTS.B , 5 .6% , 8/26/26 ...... 14,110 11,955
a
8775615.SQ.FTS.B , 5 .6% , 8/26/26 ...... 5,298 5,070
a
8773284.SQ.FTS.B , 5 .612% , 8/26/26 .... 611 526
a
8776428.SQ.FTS.B , 5 .638% , 8/26/26 .... 822 792
a
8775264.SQ.FTS.B , 5 .66% , 8/26/26 ..... 702 668
a
8773160.SQ.FTS.B , 6 .098% , 8/26/26 .... 1,469 1,420
a
8773308.SQ.FTS.B , 6 .103% , 8/26/26 .... 8,030 7,507
a
8775324.SQ.FTS.B , 6 .103% , 8/26/26 .... 3,137 3,021
Description
Principal
Amount Value
Block, Inc. (continued)
a
8776139.SQ.FTS.B , 6 .123% , 8/26/26 .... $ 1,265 $ 1,191
a
8774067.SQ.FTS.B , 6 .447% , 8/26/26 .... 12,125 11,633
a
8775432.SQ.FTS.B , 6 .448% , 8/26/26 .... 3,633 3,472
a
8775015.SQ.FTS.B , 6 .449% , 8/26/26 .... 12,840 12,090
a
8774617.SQ.FTS.B , 6 .454% , 8/26/26 .... 3,934 3,721
a
8775291.SQ.FTS.B , 6 .469% , 8/26/26 .... 1,069 1,013
a
8779555.SQ.FTS.B , 4 .717% , 8/27/26 .... 2,872 2,734
a
8781505.SQ.FTS.B , 4 .717% , 8/27/26 .... 81,694 78,140
a
8780560.SQ.FTS.B , 4 .718% , 8/27/26 .... 11,482 10,940
a
8783392.SQ.FTS.B , 4 .718% , 8/27/26 .... 4,972 4,728
a
8783649.SQ.FTS.B , 4 .718% , 8/27/26 .... 30,792 29,483
a
8780017.SQ.FTS.B , 4 .719% , 8/27/26 .... 3,267 3,130
a
8780112.SQ.FTS.B , 4 .722% , 8/27/26 .... 6,114 5,826
a
8779933.SQ.FTS.B , 4 .729% , 8/27/26 .... 2,120 2,010
a
8779383.SQ.FTS.B , 5 .031% , 8/27/26 .... 8,932 8,502
a
8779589.SQ.FTS.B , 5 .031% , 8/27/26 .... 6,421 5,676
a
8781395.SQ.FTS.B , 5 .031% , 8/27/26 .... 2,355 2,248
a
8779733.SQ.FTS.B , 5 .344% , 8/27/26 .... 7,003 5,960
a
8781450.SQ.FTS.B , 5 .352% , 8/27/26 .... 3,409 2,901
a
8780489.SQ.FTS.B , 5 .596% , 8/27/26 .... 1,244 1,190
a
8779361.SQ.FTS.B , 5 .912% , 8/27/26 .... 783 752
a
8781068.SQ.FTS.B , 5 .913% , 8/27/26 .... 11,102 9,393
a
8783520.SQ.FTS.B , 6 .1% , 8/27/26 ...... 3,262 3,106
a
8779339.SQ.FTS.B , 6 .101% , 8/27/26 .... 613 594
a
8784195.SQ.FTS.B , 4 .717% , 8/28/26 .... 14,611 13,326
a
8785035.SQ.FTS.B , 4 .717% , 8/28/26 .... 4,192 3,993
a
8786868.SQ.FTS.B , 4 .722% , 8/28/26 .... 6,470 6,154
a
8783926.SQ.FTS.B , 4 .762% , 8/28/26 .... 702 664
a
8786272.SQ.FTS.B , 5 .031% , 8/28/26 .... 18,552 17,533
a
8786603.SQ.FTS.B , 5 .031% , 8/28/26 .... 16,166 15,278
a
8787537.SQ.FTS.B , 5 .031% , 8/28/26 .... 5,890 5,641
a
8787730.SQ.FTS.B , 5 .031% , 8/28/26 .... 8,798 8,373
a
8787992.SQ.FTS.B , 5 .031% , 8/28/26 .... 28,617 27,163
a
8783977.SQ.FTS.B , 5 .036% , 8/28/26 .... 6,592 5,830
a
8785605.SQ.FTS.B , 5 .346% , 8/28/26 .... 21,347 20,127
a
8784101.SQ.FTS.B , 6 .095% , 8/28/26 .... 2,110 2,002
a
8785201.SQ.FTS.B , 6 .445% , 8/28/26 .... 10,273 9,713
a
8787020.SQ.FTS.B , 6 .446% , 8/28/26 .... 26,015 24,443
a
8784776.SQ.FTS.B , 6 .448% , 8/28/26 .... 6,278 5,947
a
8786222.SQ.FTS.B , 6 .453% , 8/28/26 .... 2,163 2,016
a
8789727.SQ.FTS.B , 4 .721% , 9/01/26 .... 4,732 4,524
a
8789645.SQ.FTS.B , 4 .724% , 9/01/26 .... 4,324 4,120
a
8789893.SQ.FTS.B , 5 .027% , 9/01/26 .... 2,824 2,500
a
8789245.SQ.FTS.B , 5 .031% , 9/01/26 .... 29,131 27,713
a
8789789.SQ.FTS.B , 5 .602% , 9/01/26 .... 6,122 5,846
a
8789934.SQ.FTS.B , 6 .447% , 9/01/26 .... 1,360 1,313

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8789146.SQ.FTS.B , 6 .45% , 9/01/26 ..... $ 6,237 $ 5,807
a
8789193.SQ.FTS.B , 6 .451% , 9/01/26 .... 4,036 3,854
a
8789099.SQ.FTS.B , 6 .459% , 9/01/26 .... 2,374 2,156
a
8790090.SQ.FTS.B , 4 .717% , 9/02/26 .... 5,764 5,522
a
8790341.SQ.FTS.B , 4 .717% , 9/02/26 .... 17,193 16,423
a
8789983.SQ.FTS.B , 5 .031% , 9/02/26 .... 11,243 9,953
a
8790186.SQ.FTS.B , 5 .031% , 9/02/26 .... 10,041 9,580
a
8790621.SQ.FTS.B , 6 .1% , 9/02/26 ...... 3,521 3,339
a
8790670.SQ.FTS.B , 6 .447% , 9/02/26 .... 5,655 5,389
a
8791991.SQ.FTS.B , 4 .717% , 9/03/26 .... 2,767 2,646
a
8793582.SQ.FTS.B , 4 .717% , 9/03/26 .... 14,229 13,589
a
8794022.SQ.FTS.B , 4 .717% , 9/03/26 .... 1,877 1,793
a
8790780.SQ.FTS.B , 4 .719% , 9/03/26 .... 16,987 16,154
a
8791567.SQ.FTS.B , 4 .721% , 9/03/26 .... 3,150 3,012
a
8794299.SQ.FTS.B , 4 .721% , 9/03/26 .... 8,247 7,843
a
8794565.SQ.FTS.B , 4 .738% , 9/03/26 .... 1,409 1,346
a
8794574.SQ.FTS.B , 4 .941% , 9/03/26 .... 714 649
a
8792096.SQ.FTS.B , 5 .031% , 9/03/26 .... 1,991 1,895
a
8792138.SQ.FTS.B , 5 .031% , 9/03/26 .... 6,171 5,830
a
8792611.SQ.FTS.B , 5 .031% , 9/03/26 .... 40,390 37,784
a
8794577.SQ.FTS.B , 5 .329% , 9/03/26 .... 1,290 1,234
a
8791740.SQ.FTS.B , 5 .594% , 9/03/26 .... 7,530 6,966
a
8794594.SQ.FTS.B , 6 .282% , 9/03/26 .... 3,426 2,978
a
8794519.SQ.FTS.B , 6 .289% , 9/03/26 .... 710 664
a
8794547.SQ.FTS.B , 6 .289% , 9/03/26 .... 672 643
a
8793937.SQ.FTS.B , 6 .439% , 9/03/26 .... 1,103 1,002
a
8792349.SQ.FTS.B , 6 .446% , 9/03/26 .... 8,917 8,372
a
8793972.SQ.FTS.B , 6 .447% , 9/03/26 .... 4,791 4,242
a
8794054.SQ.FTS.B , 6 .447% , 9/03/26 .... 9,079 8,550
a
8794648.SQ.FTS.B , 6 .447% , 9/03/26 .... 8,506 7,923
a
8794487.SQ.FTS.B , 6 .46% , 9/03/26 ..... 1,021 970
a
8798754.SQ.FTS.B , 4 .717% , 9/04/26 .... 31,783 30,369
a
8799493.SQ.FTS.B , 4 .717% , 9/04/26 .... 7,312 6,967
a
8799375.SQ.FTS.B , 4 .738% , 9/04/26 .... 1,398 1,335
a
8798528.SQ.FTS.B , 4 .937% , 9/04/26 .... 19,696 9,158
a
8798501.SQ.FTS.B , 5 .024% , 9/04/26 .... 1,462 1,401
a
8796639.SQ.FTS.B , 5 .031% , 9/04/26 .... 9,670 9,184
a
8797261.SQ.FTS.B , 5 .031% , 9/04/26 .... 702 670
a
8797084.SQ.FTS.B , 5 .346% , 9/04/26 .... 6,316 5,402
a
8799571.SQ.FTS.B , 5 .353% , 9/04/26 .... 4,449 4,190
a
8795290.SQ.FTS.B , 5 .598% , 9/04/26 .... 39,698 37,899
a
8797053.SQ.FTS.B , 5 .66% , 9/04/26 ..... 756 721
a
8797688.SQ.FTS.B , 6 .1% , 9/04/26 ...... 14,261 11,740
a
8796963.SQ.FTS.B , 6 .107% , 9/04/26 .... 2,902 2,709
a
8797297.SQ.FTS.B , 6 .289% , 9/04/26 .... 3,666 3,494
a
8799251.SQ.FTS.B , 6 .293% , 9/04/26 .... 3,685 2,638
Description
Principal
Amount Value
Block, Inc. (continued)
a
8797465.SQ.FTS.B , 6 .314% , 9/04/26 .... $ 809 $ 762
a
8797855.SQ.FTS.B , 6 .447% , 9/04/26 .... 32,631 31,007
a
8799416.SQ.FTS.B , 6 .447% , 9/04/26 .... 5,219 4,969
a
8797653.SQ.FTS.B , 6 .481% , 9/04/26 .... 684 655
a
8796953.SQ.FTS.B , 6 .483% , 9/04/26 .... 613 562
a
8799929.SQ.FTS.B , 4 .708% , 9/05/26 .... 2,936 2,802
a
8800909.SQ.FTS.B , 4 .717% , 9/05/26 .... 4,813 4,586
a
8801758.SQ.FTS.B , 4 .717% , 9/05/26 .... 21,957 20,989
a
8802177.SQ.FTS.B , 4 .718% , 9/05/26 .... 31,361 29,955
a
8801071.SQ.FTS.B , 4 .719% , 9/05/26 .... 7,249 6,854
a
8802957.SQ.FTS.B , 4 .721% , 9/05/26 .... 6,529 6,246
a
8799802.SQ.FTS.B , 4 .724% , 9/05/26 .... 3,699 3,539
a
8799693.SQ.FTS.B , 5 .031% , 9/05/26 .... 5,828 5,531
a
8799966.SQ.FTS.B , 5 .031% , 9/05/26 .... 25,920 24,645
a
8803302.SQ.FTS.B , 5 .031% , 9/05/26 .... 8,590 7,631
a
8802694.SQ.FTS.B , 5 .631% , 9/05/26 .... 9,859 9,409
a
8803149.SQ.FTS.B , 5 .635% , 9/05/26 .... 3,322 3,074
a
8803063.SQ.FTS.B , 6 .098% , 9/05/26 .... 6,479 5,343
a
8803529.SQ.FTS.B , 6 .101% , 9/05/26 .... 26,656 25,362
a
8803861.SQ.FTS.B , 6 .283% , 9/05/26 .... 1,566 1,475
a
8803453.SQ.FTS.B , 6 .289% , 9/05/26 .... 5,451 3,913
a
8801580.SQ.FTS.B , 6 .448% , 9/05/26 .... 4,440 4,285
a
8803185.SQ.FTS.B , 6 .448% , 9/05/26 .... 6,688 6,078
a
8801255.SQ.FTS.B , 6 .449% , 9/05/26 .... 9,985 9,073
a
8808960.SQ.FTS.B , 4 .711% , 9/06/26 .... 2,841 2,596
a
8810202.SQ.FTS.B , 4 .714% , 9/06/26 .... 5,109 4,838
a
8808252.SQ.FTS.B , 4 .715% , 9/06/26 .... 6,204 5,928
a
8808482.SQ.FTS.B , 4 .717% , 9/06/26 .... 15,176 14,492
a
8806298.SQ.FTS.B , 4 .721% , 9/06/26 .... 3,391 3,230
a
8808155.SQ.FTS.B , 4 .949% , 9/06/26 .... 1,347 1,119
a
8807308.SQ.FTS.B , 5 .031% , 9/06/26 .... 25,624 24,294
a
8809001.SQ.FTS.B , 5 .031% , 9/06/26 .... 44,101 41,824
a
8809937.SQ.FTS.B , 5 .031% , 9/06/26 .... 17,299 16,333
a
8810319.SQ.FTS.B , 5 .629% , 9/06/26 .... 11,549 11,117
a
8806372.SQ.FTS.B , 5 .912% , 9/06/26 .... 12,793 12,281
a
8810619.SQ.FTS.B , 5 .912% , 9/06/26 .... 4,735 4,474
a
8808853.SQ.FTS.B , 6 .438% , 9/06/26 .... 1,799 1,592
a
8808871.SQ.FTS.B , 6 .445% , 9/06/26 .... 2,103 2,039
a
8806712.SQ.FTS.B , 6 .447% , 9/06/26 .... 14,543 13,898
a
8810814.SQ.FTS.B , 4 .717% , 9/07/26 .... 10,928 10,352
a
8814570.SQ.FTS.B , 4 .719% , 9/07/26 .... 8,696 7,948
a
8813219.SQ.FTS.B , 4 .721% , 9/07/26 .... 7,397 7,056
a
8813700.SQ.FTS.B , 5 .031% , 9/07/26 .... 29,753 28,094
a
8814505.SQ.FTS.B , 5 .031% , 9/07/26 .... 2,806 2,675
a
8811330.SQ.FTS.B , 5 .346% , 9/07/26 .... 55,141 52,474
a
8814359.SQ.FTS.B , 5 .357% , 9/07/26 .... 2,725 2,595

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8810676.SQ.FTS.B , 5 .591% , 9/07/26 .... $ 2,677 $ 2,501
a
8814409.SQ.FTS.B , 5 .592% , 9/07/26 .... 4,539 4,329
a
8813464.SQ.FTS.B , 6 .1% , 9/07/26 ...... 16,259 15,458
a
8813348.SQ.FTS.B , 6 .289% , 9/07/26 .... 2,074 1,975
a
8811134.SQ.FTS.B , 6 .295% , 9/07/26 .... 4,390 3,985
a
8813180.SQ.FTS.B , 6 .442% , 9/07/26 .... 1,318 1,259
a
8813404.SQ.FTS.B , 6 .443% , 9/07/26 .... 2,253 2,113
a
8813456.SQ.FTS.B , 6 .451% , 9/07/26 .... 1,566 1,480
a
8814704.SQ.FTS.B , 4 .717% , 9/08/26 .... 6,811 6,491
a
8814797.SQ.FTS.B , 4 .717% , 9/08/26 .... 19,768 18,883
a
8815186.SQ.FTS.B , 4 .717% , 9/08/26 .... 30,881 29,408
a
8815127.SQ.FTS.B , 4 .722% , 9/08/26 .... 5,972 5,461
a
8815618.SQ.FTS.B , 5 .031% , 9/08/26 .... 12,015 11,414
a
8815047.SQ.FTS.B , 5 .345% , 9/08/26 .... 5,368 4,601
a
8816217.SQ.FTS.B , 4 .717% , 9/09/26 .... 25,350 23,948
a
8815807.SQ.FTS.B , 4 .916% , 9/09/26 .... 802 532
a
8815916.SQ.FTS.B , 5 .031% , 9/09/26 .... 7,575 7,241
a
8816046.SQ.FTS.B , 5 .031% , 9/09/26 .... 14,682 13,918
a
8815815.SQ.FTS.B , 5 .346% , 9/09/26 .... 8,159 7,700
a
8816010.SQ.FTS.B , 6 .452% , 9/09/26 .... 2,416 2,310
a
8819484.SQ.FTS.B , 4 .715% , 9/10/26 .... 10,525 10,001
a
8817311.SQ.FTS.B , 4 .716% , 9/10/26 .... 12,228 11,578
a
8817896.SQ.FTS.B , 4 .718% , 9/10/26 .... 10,445 9,925
a
8820490.SQ.FTS.B , 4 .719% , 9/10/26 .... 16,891 16,129
a
8819681.SQ.FTS.B , 4 .967% , 9/10/26 .... 571 478
a
8817802.SQ.FTS.B , 5 .031% , 9/10/26 .... 3,391 3,223
a
8821005.SQ.FTS.B , 5 .031% , 9/10/26 .... 3,164 3,033
a
8819695.SQ.FTS.B , 5 .342% , 9/10/26 .... 4,998 4,692
a
8819198.SQ.FTS.B , 5 .91% , 9/10/26 ..... 14,197 13,492
a
8818221.SQ.FTS.B , 5 .912% , 9/10/26 .... 41,769 39,694
a
8819963.SQ.FTS.B , 6 .101% , 9/10/26 .... 22,105 20,920
a
8819144.SQ.FTS.B , 6 .317% , 9/10/26 .... 731 696
a
8819785.SQ.FTS.B , 6 .447% , 9/10/26 .... 7,910 7,619
a
8820308.SQ.FTS.B , 6 .447% , 9/10/26 .... 9,709 8,886
a
8820783.SQ.FTS.B , 6 .448% , 9/10/26 .... 6,315 5,981
a
8818178.SQ.FTS.B , 6 .456% , 9/10/26 .... 1,469 1,401
a
8822446.SQ.FTS.B , 4 .717% , 9/11/26 .... 4,881 4,656
a
8824115.SQ.FTS.B , 4 .717% , 9/11/26 .... 8,776 8,363
a
8824350.SQ.FTS.B , 4 .717% , 9/11/26 .... 13,759 13,030
a
8824756.SQ.FTS.B , 4 .717% , 9/11/26 .... 11,041 10,550
a
8824912.SQ.FTS.B , 4 .939% , 9/11/26 .... 12,203 10,226
a
8823852.SQ.FTS.B , 5 .027% , 9/11/26 .... 2,960 2,821
a
8822832.SQ.FTS.B , 5 .031% , 9/11/26 .... 19,457 18,475
a
8822169.SQ.FTS.B , 5 .348% , 9/11/26 .... 6,491 5,581
a
8825248.SQ.FTS.B , 5 .597% , 9/11/26 .... 24,975 23,790
a
8823295.SQ.FTS.B , 5 .601% , 9/11/26 .... 1,901 1,810
Description
Principal
Amount Value
Block, Inc. (continued)
a
8823341.SQ.FTS.B , 5 .636% , 9/11/26 .... $ 2,355 $ 2,266
a
8824543.SQ.FTS.B , 5 .913% , 9/11/26 .... 14,385 13,676
a
8822671.SQ.FTS.B , 6 .099% , 9/11/26 .... 5,153 4,905
a
8821939.SQ.FTS.B , 6 .101% , 9/11/26 .... 4,026 3,761
a
8821239.SQ.FTS.B , 6 .108% , 9/11/26 .... 3,762 3,611
a
8825226.SQ.FTS.B , 6 .115% , 9/11/26 .... 1,756 1,650
a
8823431.SQ.FTS.B , 6 .448% , 9/11/26 .... 25,573 24,115
a
8823978.SQ.FTS.B , 6 .449% , 9/11/26 .... 5,550 5,288
a
8823847.SQ.FTS.B , 6 .454% , 9/11/26 .... 681 657
a
8823844.SQ.FTS.B , 6 .455% , 9/11/26 .... 565 545
a
8821423.SQ.FTS.B , 6 .459% , 9/11/26 .... 1,129 1,058
a
8827182.SQ.FTS.B , 4 .714% , 9/12/26 .... 5,866 5,602
a
8825752.SQ.FTS.B , 4 .715% , 9/12/26 .... 8,425 7,954
a
8829570.SQ.FTS.B , 4 .717% , 9/12/26 .... 21,388 20,268
a
8830110.SQ.FTS.B , 4 .717% , 9/12/26 .... 91,606 87,517
a
8827317.SQ.FTS.B , 4 .719% , 9/12/26 .... 14,866 13,611
a
8830042.SQ.FTS.B , 4 .721% , 9/12/26 .... 4,381 4,173
a
8829459.SQ.FTS.B , 5 .91% , 9/12/26 ..... 5,036 4,842
a
8828097.SQ.FTS.B , 5 .912% , 9/12/26 .... 6,280 6,054
a
8828285.SQ.FTS.B , 5 .912% , 9/12/26 .... 23,850 22,886
a
8829866.SQ.FTS.B , 6 .1% , 9/12/26 ...... 12,128 10,240
a
8829548.SQ.FTS.B , 6 .272% , 9/12/26 .... 679 628
a
8826052.SQ.FTS.B , 6 .447% , 9/12/26 .... 28,195 24,966
a
8836017.SQ.FTS.B , 4 .717% , 9/13/26 .... 2,511 2,299
a
8837019.SQ.FTS.B , 4 .717% , 9/13/26 .... 7,623 7,287
a
8837259.SQ.FTS.B , 4 .717% , 9/13/26 .... 9,848 9,391
a
8837540.SQ.FTS.B , 4 .717% , 9/13/26 .... 9,338 8,814
a
8837944.SQ.FTS.B , 4 .718% , 9/13/26 .... 30,172 27,623
a
8836561.SQ.FTS.B , 4 .719% , 9/13/26 .... 14,751 13,958
a
8836102.SQ.FTS.B , 4 .72% , 9/13/26 ..... 9,670 9,210
a
8837838.SQ.FTS.B , 4 .73% , 9/13/26 ..... 2,353 2,247
a
8838736.SQ.FTS.B , 4 .954% , 9/13/26 .... 1,104 1,041
a
8837732.SQ.FTS.B , 5 .35% , 9/13/26 ..... 2,484 2,139
a
8839291.SQ.FTS.B , 5 .625% , 9/13/26 .... 5,304 4,970
a
8836466.SQ.FTS.B , 5 .911% , 9/13/26 .... 4,189 4,018
a
8838758.SQ.FTS.B , 5 .918% , 9/13/26 .... 2,144 2,023
a
8837189.SQ.FTS.B , 6 .093% , 9/13/26 .... 1,083 1,045
a
8838845.SQ.FTS.B , 6 .1% , 9/13/26 ...... 21,297 20,232
a
8834520.SQ.FTS.B , 6 .101% , 9/13/26 .... 34,484 32,598
a
8842236.SQ.FTS.B , 4 .717% , 9/14/26 .... 17,875 17,014
a
8839647.SQ.FTS.B , 4 .718% , 9/14/26 .... 21,809 20,860
a
8843521.SQ.FTS.B , 4 .718% , 9/14/26 .... 50,992 48,636
a
8839475.SQ.FTS.B , 5 .031% , 9/14/26 .... 7,822 7,423
a
8840448.SQ.FTS.B , 5 .031% , 9/14/26 .... 5,939 5,680
a
8841697.SQ.FTS.B , 5 .031% , 9/14/26 .... 10,885 10,308
a
8842569.SQ.FTS.B , 5 .031% , 9/14/26 .... 14,739 14,034

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8842875.SQ.FTS.B , 5 .031% , 9/14/26 .... $ 14,767 $ 14,015
a
8843311.SQ.FTS.B , 5 .344% , 9/14/26 .... 8,082 7,645
a
8840640.SQ.FTS.B , 5 .346% , 9/14/26 .... 33,911 32,325
a
8841612.SQ.FTS.B , 5 .346% , 9/14/26 .... 6,761 6,336
a
8842210.SQ.FTS.B , 5 .583% , 9/14/26 .... 2,104 1,947
a
8842838.SQ.FTS.B , 6 .104% , 9/14/26 .... 2,947 2,766
a
8842548.SQ.FTS.B , 6 .289% , 9/14/26 .... 1,266 1,192
a
8839622.SQ.FTS.B , 6 .3% , 9/14/26 ...... 1,009 960
a
8842827.SQ.FTS.B , 6 .302% , 9/14/26 .... 852 802
a
8841813.SQ.FTS.B , 6 .448% , 9/14/26 .... 28,241 26,044
a
8844709.SQ.FTS.B , 4 .715% , 9/15/26 .... 7,646 7,214
a
8845610.SQ.FTS.B , 4 .716% , 9/15/26 .... 4,805 4,575
a
8844435.SQ.FTS.B , 4 .717% , 9/15/26 .... 1,972 1,878
a
8844503.SQ.FTS.B , 4 .717% , 9/15/26 .... 17,867 17,016
a
8845809.SQ.FTS.B , 4 .719% , 9/15/26 .... 13,413 12,692
a
8845438.SQ.FTS.B , 4 .722% , 9/15/26 .... 3,088 2,948
a
8844908.SQ.FTS.B , 4 .725% , 9/15/26 .... 3,412 3,228
a
8845996.SQ.FTS.B , 4 .729% , 9/15/26 .... 2,790 2,634
a
8846037.SQ.FTS.B , 4 .937% , 9/15/26 .... 23,013 21,493
a
8845787.SQ.FTS.B , 4 .946% , 9/15/26 .... 2,348 1,206
a
8844778.SQ.FTS.B , 5 .031% , 9/15/26 .... 11,618 10,848
a
8844953.SQ.FTS.B , 5 .031% , 9/15/26 .... 7,721 7,311
a
8845048.SQ.FTS.B , 5 .031% , 9/15/26 .... 5,235 4,895
a
8845353.SQ.FTS.B , 5 .031% , 9/15/26 .... 5,787 5,525
a
8845487.SQ.FTS.B , 5 .031% , 9/15/26 .... 2,478 2,352
a
8845665.SQ.FTS.B , 5 .031% , 9/15/26 .... 9,349 8,899
a
8844470.SQ.FTS.B , 5 .041% , 9/15/26 .... 2,488 2,368
a
8845114.SQ.FTS.B , 5 .346% , 9/15/26 .... 20,529 19,413
a
8844260.SQ.FTS.B , 5 .348% , 9/15/26 .... 15,360 14,524
a
8844165.SQ.FTS.B , 5 .35% , 9/15/26 ..... 9,252 6,566
a
8845512.SQ.FTS.B , 5 .626% , 9/15/26 .... 5,188 4,938
a
8845776.SQ.FTS.B , 5 .66% , 9/15/26 ..... 917 663
a
8846019.SQ.FTS.B , 6 .095% , 9/15/26 .... 1,595 1,530
a
8846398.SQ.FTS.B , 4 .717% , 9/16/26 .... 6,237 5,884
a
8846790.SQ.FTS.B , 4 .719% , 9/16/26 .... 16,949 16,142
a
8847145.SQ.FTS.B , 5 .346% , 9/16/26 .... 7,837 7,423
a
8846996.SQ.FTS.B , 5 .6% , 9/16/26 ...... 10,889 10,408
a
8846471.SQ.FTS.B , 5 .602% , 9/16/26 .... 2,147 2,022
a
8846488.SQ.FTS.B , 5 .911% , 9/16/26 .... 21,131 20,034
a
8849466.SQ.FTS.B , 4 .717% , 9/17/26 .... 1,916 1,834
a
8848129.SQ.FTS.B , 5 .597% , 9/17/26 .... 25,469 23,699
a
8848908.SQ.FTS.B , 5 .599% , 9/17/26 .... 7,929 7,626
a
8849214.SQ.FTS.B , 6 .449% , 9/17/26 .... 13,693 12,921
a
8853183.SQ.FTS.B , 4 .717% , 9/18/26 .... 2,682 2,538
a
8856723.SQ.FTS.B , 4 .717% , 9/18/26 .... 51,368 48,963
a
8854003.SQ.FTS.B , 4 .718% , 9/18/26 .... 3,806 3,620
Description
Principal
Amount Value
Block, Inc. (continued)
a
8853257.SQ.FTS.B , 4 .934% , 9/18/26 .... $ 5,318 $ 4,968
a
8852847.SQ.FTS.B , 5 .031% , 9/18/26 .... 12,104 11,457
a
8853338.SQ.FTS.B , 5 .031% , 9/18/26 .... 28,074 26,640
a
8856261.SQ.FTS.B , 5 .031% , 9/18/26 .... 31,193 29,753
a
8855947.SQ.FTS.B , 5 .358% , 9/18/26 .... 2,508 2,373
a
8853213.SQ.FTS.B , 5 .589% , 9/18/26 .... 2,531 2,410
a
8854365.SQ.FTS.B , 5 .597% , 9/18/26 .... 33,644 31,315
a
8855998.SQ.FTS.B , 5 .911% , 9/18/26 .... 13,427 12,848
a
8854115.SQ.FTS.B , 6 .1% , 9/18/26 ...... 10,183 9,757
a
8855029.SQ.FTS.B , 6 .447% , 9/18/26 .... 15,070 14,181
a
8861879.SQ.FTS.B , 4 .715% , 9/19/26 .... 10,798 10,251
a
8860963.SQ.FTS.B , 4 .717% , 9/19/26 .... 31,230 29,744
a
8861563.SQ.FTS.B , 4 .717% , 9/19/26 .... 15,391 14,715
a
8857753.SQ.FTS.B , 4 .718% , 9/19/26 .... 28,780 26,426
a
8860863.SQ.FTS.B , 4 .721% , 9/19/26 .... 6,968 6,650
a
8858627.SQ.FTS.B , 5 .031% , 9/19/26 .... 54,280 51,642
a
8860651.SQ.FTS.B , 5 .031% , 9/19/26 .... 2,271 2,140
a
8861437.SQ.FTS.B , 5 .031% , 9/19/26 .... 7,854 7,434
a
8860458.SQ.FTS.B , 5 .35% , 9/19/26 ..... 1,602 1,522
a
8859641.SQ.FTS.B , 5 .595% , 9/19/26 .... 7,618 7,293
a
8858573.SQ.FTS.B , 5 .911% , 9/19/26 .... 3,744 3,598
a
8860699.SQ.FTS.B , 5 .912% , 9/19/26 .... 10,102 9,540
a
8862132.SQ.FTS.B , 6 .1% , 9/19/26 ...... 13,550 12,711
a
8860584.SQ.FTS.B , 6 .277% , 9/19/26 .... 2,045 1,802
a
8859839.SQ.FTS.B , 6 .447% , 9/19/26 .... 13,219 12,563
a
8861860.SQ.FTS.B , 6 .447% , 9/19/26 .... 987 944
a
8862073.SQ.FTS.B , 6 .447% , 9/19/26 .... 5,879 5,577
a
8860499.SQ.FTS.B , 6 .455% , 9/19/26 .... 3,670 3,488
a
8867659.SQ.FTS.B , 4 .715% , 9/20/26 .... 6,953 6,598
a
8865424.SQ.FTS.B , 4 .717% , 9/20/26 .... 2,938 2,772
a
8865485.SQ.FTS.B , 4 .718% , 9/20/26 .... 5,918 5,638
a
8867824.SQ.FTS.B , 4 .719% , 9/20/26 .... 14,788 14,092
a
8869520.SQ.FTS.B , 4 .719% , 9/20/26 .... 7,877 7,238
a
8868019.SQ.FTS.B , 4 .72% , 9/20/26 ..... 10,731 10,204
a
8869290.SQ.FTS.B , 4 .72% , 9/20/26 ..... 11,718 11,145
a
8869545.SQ.FTS.B , 4 .721% , 9/20/26 .... 8,693 8,249
a
8866255.SQ.FTS.B , 4 .722% , 9/20/26 .... 6,724 6,401
a
8869462.SQ.FTS.B , 4 .935% , 9/20/26 .... 5,773 5,498
a
8869624.SQ.FTS.B , 4 .938% , 9/20/26 .... 1,285 1,210
a
8867817.SQ.FTS.B , 4 .953% , 9/20/26 .... 667 627
a
8865647.SQ.FTS.B , 5 .031% , 9/20/26 .... 4,026 3,863
a
8866469.SQ.FTS.B , 5 .031% , 9/20/26 .... 1,663 1,585
a
8867560.SQ.FTS.B , 5 .031% , 9/20/26 .... 5,160 4,861
a
8869193.SQ.FTS.B , 5 .031% , 9/20/26 .... 13,055 11,736
a
8869400.SQ.FTS.B , 5 .031% , 9/20/26 .... 7,505 7,067
a
8869638.SQ.FTS.B , 5 .031% , 9/20/26 .... 28,427 26,891

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8867740.SQ.FTS.B , 5 .35% , 9/20/26 ..... $ 4,467 $ 3,884
a
8868109.SQ.FTS.B , 5 .353% , 9/20/26 .... 3,456 3,308
a
8867788.SQ.FTS.B , 5 .354% , 9/20/26 .... 2,670 2,501
a
8864956.SQ.FTS.B , 5 .912% , 9/20/26 .... 5,570 5,219
a
8865789.SQ.FTS.B , 5 .912% , 9/20/26 .... 18,418 17,591
a
8865093.SQ.FTS.B , 5 .914% , 9/20/26 .... 10,385 9,536
a
8869606.SQ.FTS.B , 6 .092% , 9/20/26 .... 3,088 2,889
a
8866511.SQ.FTS.B , 6 .289% , 9/20/26 .... 10,604 8,132
a
8869364.SQ.FTS.B , 6 .289% , 9/20/26 .... 3,317 3,184
a
8867633.SQ.FTS.B , 6 .295% , 9/20/26 .... 2,295 1,760
a
8866395.SQ.FTS.B , 6 .447% , 9/20/26 .... 3,613 3,464
a
8866657.SQ.FTS.B , 6 .447% , 9/20/26 .... 49,452 38,153
a
8873707.SQ.FTS.B , 4 .712% , 9/21/26 .... 1,930 1,835
a
8871924.SQ.FTS.B , 4 .715% , 9/21/26 .... 2,996 2,825
a
8871522.SQ.FTS.B , 4 .717% , 9/21/26 .... 5,050 4,808
a
8871960.SQ.FTS.B , 4 .717% , 9/21/26 .... 48,012 45,565
a
8870278.SQ.FTS.B , 4 .719% , 9/21/26 .... 15,930 15,118
a
8871615.SQ.FTS.B , 4 .719% , 9/21/26 .... 6,065 5,755
a
8872963.SQ.FTS.B , 4 .719% , 9/21/26 .... 17,258 16,408
a
8873146.SQ.FTS.B , 4 .719% , 9/21/26 .... 16,277 15,348
a
8870744.SQ.FTS.B , 4 .722% , 9/21/26 .... 7,053 6,705
a
8873955.SQ.FTS.B , 4 .966% , 9/21/26 .... 692 644
a
8873635.SQ.FTS.B , 5 .028% , 9/21/26 .... 3,171 3,028
a
8869821.SQ.FTS.B , 5 .045% , 9/21/26 .... 1,821 1,735
a
8872842.SQ.FTS.B , 5 .344% , 9/21/26 .... 7,170 6,810
a
8871281.SQ.FTS.B , 5 .347% , 9/21/26 .... 10,968 10,480
a
8873449.SQ.FTS.B , 5 .35% , 9/21/26 ..... 7,113 6,710
a
8871698.SQ.FTS.B , 5 .6% , 9/21/26 ...... 12,474 11,799
a
8870696.SQ.FTS.B , 5 .618% , 9/21/26 .... 1,653 1,444
a
8869844.SQ.FTS.B , 6 .103% , 9/21/26 .... 10,778 10,388
a
8873762.SQ.FTS.B , 6 .436% , 9/21/26 .... 1,350 1,291
a
8871018.SQ.FTS.B , 6 .45% , 9/21/26 ..... 10,866 9,666
a
8873580.SQ.FTS.B , 6 .457% , 9/21/26 .... 1,262 1,205
a
8875713.SQ.FTS.B , 4 .717% , 9/22/26 .... 29,771 28,175
a
8875304.SQ.FTS.B , 4 .721% , 9/22/26 .... 4,544 4,188
a
8875681.SQ.FTS.B , 4 .73% , 9/22/26 ..... 2,434 2,322
a
8875373.SQ.FTS.B , 4 .939% , 9/22/26 .... 4,591 4,322
a
8875259.SQ.FTS.B , 4 .944% , 9/22/26 .... 2,724 2,546
a
8875185.SQ.FTS.B , 5 .031% , 9/22/26 .... 3,304 3,141
a
8875438.SQ.FTS.B , 5 .031% , 9/22/26 .... 8,952 8,490
a
8875339.SQ.FTS.B , 5 .347% , 9/22/26 .... 4,697 4,443
a
8876057.SQ.FTS.B , 6 .097% , 9/22/26 .... 6,421 6,097
a
8875640.SQ.FTS.B , 6 .102% , 9/22/26 .... 3,390 3,205
a
8875162.SQ.FTS.B , 6 .314% , 9/22/26 .... 759 728
a
8875227.SQ.FTS.B , 6 .444% , 9/22/26 .... 3,317 3,096
a
8875536.SQ.FTS.B , 6 .446% , 9/22/26 .... 8,879 8,375
Description
Principal
Amount Value
Block, Inc. (continued)
a
8876485.SQ.FTS.B , 4 .715% , 9/23/26 .... $ 6,907 $ 6,587
a
8876611.SQ.FTS.B , 4 .717% , 9/23/26 .... 21,179 20,180
a
8876148.SQ.FTS.B , 4 .72% , 9/23/26 ..... 5,952 5,668
a
8876424.SQ.FTS.B , 4 .73% , 9/23/26 ..... 2,766 2,550
a
8876249.SQ.FTS.B , 5 .031% , 9/23/26 .... 17,095 16,260
a
8876874.SQ.FTS.B , 5 .031% , 9/23/26 .... 6,596 6,286
a
8876953.SQ.FTS.B , 5 .346% , 9/23/26 .... 5,390 5,056
a
8876939.SQ.FTS.B , 5 .595% , 9/23/26 .... 2,463 2,331
a
8876555.SQ.FTS.B , 6 .102% , 9/23/26 .... 4,530 4,312
a
8876446.SQ.FTS.B , 6 .459% , 9/23/26 .... 2,213 2,114
a
8876847.SQ.FTS.B , 6 .46% , 9/23/26 ..... 1,500 1,435
a
8878383.SQ.FTS.B , 4 .717% , 9/24/26 .... 25,037 23,922
a
8877309.SQ.FTS.B , 5 .346% , 9/24/26 .... 3,051 2,892
a
8878240.SQ.FTS.B , 5 .592% , 9/24/26 .... 4,425 4,222
a
8877339.SQ.FTS.B , 5 .912% , 9/24/26 .... 20,070 19,019
a
8877269.SQ.FTS.B , 6 .289% , 9/24/26 .... 2,472 2,352
a
8878969.SQ.FTS.B , 6 .432% , 9/24/26 .... 1,316 1,264
a
8877024.SQ.FTS.B , 6 .45% , 9/24/26 ..... 4,269 4,011
a
8881432.SQ.FTS.B , 4 .717% , 9/25/26 .... 12,736 12,025
a
8881804.SQ.FTS.B , 4 .717% , 9/25/26 .... 5,980 5,686
a
8881961.SQ.FTS.B , 4 .717% , 9/25/26 .... 10,637 10,041
a
8882391.SQ.FTS.B , 4 .717% , 9/25/26 .... 16,218 15,449
a
8882914.SQ.FTS.B , 4 .717% , 9/25/26 .... 28,123 26,724
a
8883550.SQ.FTS.B , 4 .717% , 9/25/26 .... 96,773 92,024
a
8881706.SQ.FTS.B , 4 .719% , 9/25/26 .... 4,666 4,437
a
8881042.SQ.FTS.B , 4 .72% , 9/25/26 ..... 9,596 9,157
a
8881385.SQ.FTS.B , 4 .723% , 9/25/26 .... 5,601 5,343
a
8881298.SQ.FTS.B , 5 .029% , 9/25/26 .... 4,436 4,228
a
8881564.SQ.FTS.B , 5 .031% , 9/25/26 .... 10,001 9,568
a
8881760.SQ.FTS.B , 5 .038% , 9/25/26 .... 4,062 3,871
a
8881220.SQ.FTS.B , 5 .344% , 9/25/26 .... 7,505 7,171
a
8882306.SQ.FTS.B , 5 .595% , 9/25/26 .... 2,546 2,360
a
8881684.SQ.FTS.B , 6 .11% , 9/25/26 ..... 1,694 1,604
a
8882243.SQ.FTS.B , 6 .285% , 9/25/26 .... 2,832 2,631
a
8881282.SQ.FTS.B , 6 .289% , 9/25/26 .... 1,704 1,515
a
8881344.SQ.FTS.B , 6 .453% , 9/25/26 .... 4,811 4,543
a
8889322.SQ.FTS.B , 4 .713% , 9/26/26 .... 6,242 5,936
a
8886597.SQ.FTS.B , 4 .716% , 9/26/26 .... 11,439 10,863
a
8890197.SQ.FTS.B , 4 .717% , 9/26/26 .... 4,722 4,499
a
8887729.SQ.FTS.B , 4 .719% , 9/26/26 .... 15,896 15,141
a
8890522.SQ.FTS.B , 4 .719% , 9/26/26 .... 15,025 14,232
a
8890857.SQ.FTS.B , 4 .731% , 9/26/26 .... 2,262 2,160
a
8889479.SQ.FTS.B , 4 .936% , 9/26/26 .... 21,656 19,921
a
8888207.SQ.FTS.B , 5 .042% , 9/26/26 .... 2,371 2,264
a
8886466.SQ.FTS.B , 5 .346% , 9/26/26 .... 5,278 4,960
a
8886794.SQ.FTS.B , 5 .346% , 9/26/26 .... 22,181 21,164

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8890059.SQ.FTS.B , 5 .346% , 9/26/26 .... $ 4,059 $ 3,886
a
8890340.SQ.FTS.B , 5 .597% , 9/26/26 .... 5,407 4,797
a
8888296.SQ.FTS.B , 5 .598% , 9/26/26 .... 16,966 16,179
a
8890701.SQ.FTS.B , 5 .6% , 9/26/26 ...... 11,703 11,092
a
8888613.SQ.FTS.B , 5 .63% , 9/26/26 ..... 9,883 9,281
a
8890886.SQ.FTS.B , 5 .908% , 9/26/26 .... 4,314 4,155
a
8887579.SQ.FTS.B , 5 .911% , 9/26/26 .... 5,598 5,328
a
8889873.SQ.FTS.B , 6 .103% , 9/26/26 .... 10,506 9,951
a
8888112.SQ.FTS.B , 6 .296% , 9/26/26 .... 3,337 3,190
a
8888248.SQ.FTS.B , 6 .436% , 9/26/26 .... 2,300 2,127
a
8890385.SQ.FTS.B , 6 .444% , 9/26/26 .... 7,209 6,859
a
8886342.SQ.FTS.B , 6 .445% , 9/26/26 .... 6,748 6,256
a
8890315.SQ.FTS.B , 6 .447% , 9/26/26 .... 1,821 1,730
a
8887702.SQ.FTS.B , 6 .454% , 9/26/26 .... 1,685 1,611
a
8890298.SQ.FTS.B , 6 .455% , 9/26/26 .... 1,677 1,604
a
8888165.SQ.FTS.B , 6 .457% , 9/26/26 .... 2,210 2,089
a
8889438.SQ.FTS.B , 6 .46% , 9/26/26 ..... 2,470 2,264
a
8890031.SQ.FTS.B , 6 .466% , 9/26/26 .... 1,358 1,115
a
8894522.SQ.FTS.B , 4 .717% , 9/27/26 .... 17,665 16,554
a
8895478.SQ.FTS.B , 4 .717% , 9/27/26 .... 44,028 41,253
a
8896783.SQ.FTS.B , 4 .717% , 9/27/26 .... 19,105 17,893
a
8897090.SQ.FTS.B , 4 .717% , 9/27/26 .... 57,763 54,117
a
8896220.SQ.FTS.B , 4 .72% , 9/27/26 ..... 5,090 4,765
a
8896392.SQ.FTS.B , 4 .942% , 9/27/26 .... 3,468 3,224
a
8895373.SQ.FTS.B , 5 .026% , 9/27/26 .... 5,134 4,791
a
8895090.SQ.FTS.B , 5 .031% , 9/27/26 .... 117 100
a
8896310.SQ.FTS.B , 5 .339% , 9/27/26 .... 3,100 2,880
a
8894299.SQ.FTS.B , 5 .593% , 9/27/26 .... 7,066 6,530
a
8895112.SQ.FTS.B , 5 .91% , 9/27/26 ..... 5,091 4,690
a
8893801.SQ.FTS.B , 6 .101% , 9/27/26 .... 11,061 10,149
a
8897804.SQ.FTS.B , 6 .102% , 9/27/26 .... 25,130 23,074
a
8894924.SQ.FTS.B , 6 .108% , 9/27/26 .... 4,475 4,111
a
8896135.SQ.FTS.B , 6 .289% , 9/27/26 .... 3,774 3,427
a
8895243.SQ.FTS.B , 6 .443% , 9/27/26 .... 7,785 7,094
a
8894126.SQ.FTS.B , 6 .447% , 9/27/26 .... 5,719 5,200
a
8896461.SQ.FTS.B , 6 .447% , 9/27/26 .... 17,939 16,319
a
8895075.SQ.FTS.B , 6 .499% , 9/27/26 .... 256 230
a
8902684.SQ.FTS.B , 4 .716% , 9/28/26 .... 13,243 12,403
a
8899632.SQ.FTS.B , 4 .717% , 9/28/26 .... 10,537 9,872
a
8900660.SQ.FTS.B , 4 .717% , 9/28/26 .... 5,184 4,856
a
8900904.SQ.FTS.B , 4 .717% , 9/28/26 .... 62,864 58,885
a
8900001.SQ.FTS.B , 4 .718% , 9/28/26 .... 13,111 12,282
a
8900718.SQ.FTS.B , 4 .721% , 9/28/26 .... 6,297 5,899
a
8898432.SQ.FTS.B , 4 .722% , 9/28/26 .... 2,414 2,261
a
8898889.SQ.FTS.B , 5 .031% , 9/28/26 .... 2,230 2,080
a
8902185.SQ.FTS.B , 5 .031% , 9/28/26 .... 20,659 19,249
Description
Principal
Amount Value
Block, Inc. (continued)
a
8898801.SQ.FTS.B , 5 .042% , 9/28/26 .... $ 2,487 $ 2,317
a
8898952.SQ.FTS.B , 5 .598% , 9/28/26 .... 23,018 21,285
a
8898743.SQ.FTS.B , 6 .105% , 9/28/26 .... 2,043 1,881
a
8898633.SQ.FTS.B , 6 .292% , 9/28/26 .... 4,338 3,934
a
8898555.SQ.FTS.B , 6 .447% , 9/28/26 .... 939 793
a
8900250.SQ.FTS.B , 6 .447% , 9/28/26 .... 15,596 14,065
a
8903852.SQ.FTS.B , 4 .717% , 9/29/26 .... 36,615 34,304
a
8903144.SQ.FTS.B , 6 .1% , 9/29/26 ...... 33,831 31,020
a
8903819.SQ.FTS.B , 6 .283% , 9/29/26 .... 1,930 1,756
a
8905094.SQ.FTS.B , 4 .717% , 9/30/26 .... 6,285 5,887
a
8907242.SQ.FTS.B , 4 .717% , 9/30/26 .... 4,108 3,846
a
8908115.SQ.FTS.B , 4 .717% , 9/30/26 .... 26,292 24,626
a
8905835.SQ.FTS.B , 4 .719% , 9/30/26 .... 16,072 15,046
a
8908825.SQ.FTS.B , 4 .719% , 9/30/26 .... 7,826 7,330
a
8904726.SQ.FTS.B , 4 .72% , 9/30/26 ..... 12,679 11,874
a
8904946.SQ.FTS.B , 5 .346% , 9/30/26 .... 8,196 7,607
a
8906989.SQ.FTS.B , 5 .6% , 9/30/26 ...... 8,351 7,731
a
8904610.SQ.FTS.B , 6 .099% , 9/30/26 .... 2,803 2,549
a
8907491.SQ.FTS.B , 6 .1% , 9/30/26 ...... 16,250 14,846
a
8909029.SQ.FTS.B , 6 .101% , 9/30/26 .... 40,631 37,356
a
8906652.SQ.FTS.B , 6 .102% , 9/30/26 .... 10,143 9,314
a
8904679.SQ.FTS.B , 6 .294% , 9/30/26 .... 2,551 2,322
a
8910089.SQ.FTS.B , 6 .444% , 9/30/26 .... 5,483 5,004
a
8905771.SQ.FTS.B , 6 .452% , 9/30/26 .... 2,751 2,459
a
8907376.SQ.FTS.B , 6 .453% , 9/30/26 .... 5,131 4,684
a
8911612.SQ.FTS.B , 4 .719% , 10/01/26 ... 16,788 15,722
a
8913404.SQ.FTS.B , 4 .726% , 10/01/26 ... 3,651 3,418
a
8913721.SQ.FTS.B , 4 .948% , 10/01/26 ... 1,291 1,181
a
8910402.SQ.FTS.B , 5 .026% , 10/01/26 ... 5,053 4,708
a
8910557.SQ.FTS.B , 5 .031% , 10/01/26 ... 31,454 29,326
a
8912874.SQ.FTS.B , 5 .031% , 10/01/26 ... 17,935 16,745
a
8913637.SQ.FTS.B , 5 .031% , 10/01/26 ... 5,179 4,830
a
8913761.SQ.FTS.B , 5 .342% , 10/01/26 ... 1,711 1,590
a
8911997.SQ.FTS.B , 5 .345% , 10/01/26 ... 5,875 5,459
a
8913431.SQ.FTS.B , 5 .346% , 10/01/26 ... 10,547 9,797
a
8910140.SQ.FTS.B , 5 .348% , 10/01/26 ... 2,751 2,475
a
8913778.SQ.FTS.B , 5 .355% , 10/01/26 ... 3,066 2,847
a
8910371.SQ.FTS.B , 5 .358% , 10/01/26 ... 2,282 2,114
a
8914742.SQ.FTS.B , 6 .098% , 10/01/26 ... 2,156 1,972
a
8913798.SQ.FTS.B , 6 .101% , 10/01/26 ... 64,045 58,774
a
8912649.SQ.FTS.B , 6 .289% , 10/01/26 ... 9,578 8,699
a
8912125.SQ.FTS.B , 6 .448% , 10/01/26 ... 22,034 20,097
a
8913217.SQ.FTS.B , 6 .448% , 10/01/26 ... 14,151 12,927
a
8914772.SQ.FTS.B , 4 .714% , 10/02/26 ... 5,277 4,943
a
8915491.SQ.FTS.B , 4 .714% , 10/02/26 ... 3,767 3,529
a
8914971.SQ.FTS.B , 4 .717% , 10/02/26 ... 14,389 13,468

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8916787.SQ.FTS.B , 4 .717% , 10/02/26 ... $ 7,846 $ 7,345
a
8917861.SQ.FTS.B , 4 .717% , 10/02/26 ... 7,265 6,804
a
8918904.SQ.FTS.B , 4 .717% , 10/02/26 ... 8,174 7,653
a
8919035.SQ.FTS.B , 4 .717% , 10/02/26 ... 1,047 980
a
8917299.SQ.FTS.B , 4 .72% , 10/02/26 .... 12,897 12,082
a
8918085.SQ.FTS.B , 4 .72% , 10/02/26 .... 11,230 10,518
a
8918323.SQ.FTS.B , 4 .723% , 10/02/26 ... 5,753 5,386
a
8918756.SQ.FTS.B , 5 .344% , 10/02/26 ... 10,162 9,438
a
8916172.SQ.FTS.B , 5 .346% , 10/02/26 ... 15,836 14,702
a
8916577.SQ.FTS.B , 5 .349% , 10/02/26 ... 12,356 11,476
a
8917151.SQ.FTS.B , 5 .596% , 10/02/26 ... 7,941 7,349
a
8915653.SQ.FTS.B , 5 .611% , 10/02/26 ... 757 662
a
8915719.SQ.FTS.B , 5 .627% , 10/02/26 ... 10,872 9,942
a
8919086.SQ.FTS.B , 5 .63% , 10/02/26 .... 3,103 2,846
a
8914913.SQ.FTS.B , 5 .906% , 10/02/26 ... 2,396 2,206
a
8918375.SQ.FTS.B , 5 .912% , 10/02/26 ... 2,582 2,377
a
8918400.SQ.FTS.B , 5 .912% , 10/02/26 ... 8,542 7,855
a
8918550.SQ.FTS.B , 5 .913% , 10/02/26 ... 18,958 17,453
a
8917964.SQ.FTS.B , 6 .101% , 10/02/26 ... 13,033 11,957
a
8918849.SQ.FTS.B , 6 .101% , 10/02/26 ... 4,434 4,076
a
8916766.SQ.FTS.B , 6 .284% , 10/02/26 ... 1,976 1,786
a
8918246.SQ.FTS.B , 6 .292% , 10/02/26 ... 4,323 3,890
a
8916567.SQ.FTS.B , 6 .316% , 10/02/26 ... 1,028 940
a
8916885.SQ.FTS.B , 6 .445% , 10/02/26 ... 9,190 8,379
a
8917562.SQ.FTS.B , 6 .447% , 10/02/26 ... 18,961 17,341
a
8918224.SQ.FTS.B , 6 .476% , 10/02/26 ... 1,169 1,069
a
8922950.SQ.FTS.B , 4 .717% , 10/03/26 ... 21,708 20,328
a
8923924.SQ.FTS.B , 4 .717% , 10/03/26 ... 13,973 13,083
a
8925880.SQ.FTS.B , 4 .717% , 10/03/26 ... 11,494 10,757
a
8921710.SQ.FTS.B , 4 .719% , 10/03/26 ... 16,375 15,317
a
8922557.SQ.FTS.B , 4 .719% , 10/03/26 ... 16,519 15,467
a
8925465.SQ.FTS.B , 4 .722% , 10/03/26 ... 6,790 6,354
a
8925761.SQ.FTS.B , 4 .923% , 10/03/26 ... 796 736
a
8925829.SQ.FTS.B , 4 .923% , 10/03/26 ... 2,147 1,990
a
8925868.SQ.FTS.B , 4 .962% , 10/03/26 ... 965 896
a
8925301.SQ.FTS.B , 4 .977% , 10/03/26 ... 610 559
a
8922155.SQ.FTS.B , 5 .029% , 10/03/26 ... 4,779 4,452
a
8924153.SQ.FTS.B , 5 .031% , 10/03/26 ... 63,448 59,130
a
8925982.SQ.FTS.B , 5 .031% , 10/03/26 ... 6,189 5,765
a
8922128.SQ.FTS.B , 5 .037% , 10/03/26 ... 1,645 1,521
a
8921539.SQ.FTS.B , 5 .337% , 10/03/26 ... 3,243 3,013
a
8925270.SQ.FTS.B , 5 .339% , 10/03/26 ... 3,021 2,795
a
8925791.SQ.FTS.B , 5 .609% , 10/03/26 ... 1,917 1,770
a
8925306.SQ.FTS.B , 5 .627% , 10/03/26 ... 3,643 3,330
a
8923741.SQ.FTS.B , 5 .896% , 10/03/26 ... 1,628 1,501
a
8925739.SQ.FTS.B , 6 .091% , 10/03/26 ... 1,889 1,728
Description
Principal
Amount Value
Block, Inc. (continued)
a
8925548.SQ.FTS.B , 6 .099% , 10/03/26 ... $ 11,487 $ 10,554
a
8922330.SQ.FTS.B , 6 .101% , 10/03/26 ... 7,959 7,323
a
8923475.SQ.FTS.B , 6 .114% , 10/03/26 ... 2,294 2,108
a
8925388.SQ.FTS.B , 6 .268% , 10/03/26 ... 1,281 1,172
a
8925774.SQ.FTS.B , 6 .316% , 10/03/26 ... 257 195
a
8923531.SQ.FTS.B , 6 .448% , 10/03/26 ... 11,222 10,258
a
8921640.SQ.FTS.B , 6 .457% , 10/03/26 ... 3,422 3,134
a
8925412.SQ.FTS.B , 6 .461% , 10/03/26 ... 2,320 2,117
a
8921608.SQ.FTS.B , 6 .473% , 10/03/26 ... 981 896
a
8926075.SQ.FTS.B , 4 .717% , 10/04/26 ... 20,433 19,082
a
8926850.SQ.FTS.B , 4 .717% , 10/04/26 ... 10,673 9,990
a
8928909.SQ.FTS.B , 4 .717% , 10/04/26 ... 82,051 76,802
a
8927719.SQ.FTS.B , 4 .718% , 10/04/26 ... 13,181 12,329
a
8927369.SQ.FTS.B , 4 .719% , 10/04/26 ... 10,550 9,875
a
8927696.SQ.FTS.B , 4 .734% , 10/04/26 ... 2,085 1,952
a
8927993.SQ.FTS.B , 4 .954% , 10/04/26 ... 998 924
a
8928321.SQ.FTS.B , 5 .347% , 10/04/26 ... 34,538 32,028
a
8928016.SQ.FTS.B , 5 .6% , 10/04/26 ..... 7,751 7,165
a
8928154.SQ.FTS.B , 5 .6% , 10/04/26 ..... 13,425 12,415
a
8927181.SQ.FTS.B , 6 .097% , 10/04/26 ... 6,971 6,398
a
8927675.SQ.FTS.B , 6 .289% , 10/04/26 ... 2,206 2,008
a
8927566.SQ.FTS.B , 6 .449% , 10/04/26 ... 6,806 6,218
a
8927942.SQ.FTS.B , 6 .452% , 10/04/26 ... 1,656 1,511
a
8930299.SQ.FTS.B , 4 .717% , 10/05/26 ... 25,960 24,294
a
8930246.SQ.FTS.B , 4 .718% , 10/05/26 ... 5,288 4,949
a
8930710.SQ.FTS.B , 4 .72% , 10/05/26 .... 12,755 11,931
a
8930918.SQ.FTS.B , 4 .72% , 10/05/26 .... 10,559 9,881
a
8930146.SQ.FTS.B , 5 .346% , 10/05/26 ... 9,473 8,786
a
8930864.SQ.FTS.B , 5 .597% , 10/05/26 ... 4,432 4,101
a
8930851.SQ.FTS.B , 6 .275% , 10/05/26 ... 727 653
a
8930640.SQ.FTS.B , 6 .442% , 10/05/26 ... 5,285 4,815
a
8930590.SQ.FTS.B , 6 .45% , 10/05/26 .... 4,514 4,108
a
8931060.SQ.FTS.B , 4 .719% , 10/06/26 ... 20,947 19,600
a
8935543.SQ.FTS.B , 4 .717% , 10/07/26 ... 2,131 1,995
a
8933822.SQ.FTS.B , 4 .718% , 10/07/26 ... 11,636 10,887
a
8935303.SQ.FTS.B , 4 .719% , 10/07/26 ... 10,082 9,435
a
8932698.SQ.FTS.B , 5 .031% , 10/07/26 ... 6,945 6,469
a
8934133.SQ.FTS.B , 5 .031% , 10/07/26 ... 9,507 8,854
a
8934372.SQ.FTS.B , 5 .031% , 10/07/26 ... 14,749 13,741
a
8935811.SQ.FTS.B , 5 .031% , 10/07/26 ... 12,653 11,801
a
8933583.SQ.FTS.B , 5 .341% , 10/07/26 ... 4,148 3,841
a
8934708.SQ.FTS.B , 5 .346% , 10/07/26 ... 24,866 23,077
a
8936735.SQ.FTS.B , 5 .349% , 10/07/26 ... 4,962 4,601
a
8935605.SQ.FTS.B , 5 .595% , 10/07/26 ... 8,375 7,745
a
8936094.SQ.FTS.B , 5 .597% , 10/07/26 ... 16,455 15,223
a
8934078.SQ.FTS.B , 5 .902% , 10/07/26 ... 1,752 1,615

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8936681.SQ.FTS.B , 6 .101% , 10/07/26 ... $ 2,123 $ 1,948
a
8933451.SQ.FTS.B , 6 .125% , 10/07/26 ... 1,261 1,158
a
8933779.SQ.FTS.B , 6 .273% , 10/07/26 ... 1,638 1,493
a
8934691.SQ.FTS.B , 6 .415% , 10/07/26 ... 532 486
a
8933753.SQ.FTS.B , 6 .429% , 10/07/26 ... 960 876
a
8936517.SQ.FTS.B , 6 .453% , 10/07/26 ... 4,707 4,283
a
8938932.SQ.FTS.B , 4 .716% , 10/08/26 ... 13,503 12,641
a
8940929.SQ.FTS.B , 4 .717% , 10/08/26 ... 11,484 10,752
a
8939540.SQ.FTS.B , 4 .719% , 10/08/26 ... 8,087 7,573
a
8941027.SQ.FTS.B , 5 .031% , 10/08/26 ... 13,712 12,773
a
8936925.SQ.FTS.B , 5 .036% , 10/08/26 ... 2,433 2,254
a
8939160.SQ.FTS.B , 5 .346% , 10/08/26 ... 23,074 21,382
a
8937100.SQ.FTS.B , 5 .597% , 10/08/26 ... 64,956 59,888
a
8939715.SQ.FTS.B , 5 .603% , 10/08/26 ... 4,121 3,794
a
8940083.SQ.FTS.B , 5 .912% , 10/08/26 ... 56,661 52,110
a
8939988.SQ.FTS.B , 6 .101% , 10/08/26 ... 3,568 3,276
a
8939673.SQ.FTS.B , 6 .276% , 10/08/26 ... 1,969 1,796
a
8937064.SQ.FTS.B , 6 .447% , 10/08/26 ... 2,276 2,082
a
8939793.SQ.FTS.B , 6 .447% , 10/08/26 ... 11,513 10,533
a
8944900.SQ.FTS.B , 4 .715% , 10/09/26 ... 9,003 8,422
a
8941075.SQ.FTS.B , 4 .717% , 10/09/26 ... 12,065 11,287
a
8943535.SQ.FTS.B , 4 .717% , 10/09/26 ... 8,490 7,943
a
8944162.SQ.FTS.B , 4 .717% , 10/09/26 ... 4,227 3,955
a
8944415.SQ.FTS.B , 4 .717% , 10/09/26 ... 6,453 6,038
a
8944509.SQ.FTS.B , 4 .717% , 10/09/26 ... 9,259 8,664
a
8941415.SQ.FTS.B , 4 .719% , 10/09/26 ... 19,779 18,516
a
8944252.SQ.FTS.B , 4 .935% , 10/09/26 ... 10,520 9,649
a
8944068.SQ.FTS.B , 4 .936% , 10/09/26 ... 4,958 4,607
a
8942012.SQ.FTS.B , 4 .953% , 10/09/26 ... 1,071 976
a
8942921.SQ.FTS.B , 4 .962% , 10/09/26 ... 874 806
a
8942058.SQ.FTS.B , 5 .031% , 10/09/26 ... 38,814 36,139
a
8943023.SQ.FTS.B , 5 .031% , 10/09/26 ... 12,374 11,529
a
8944625.SQ.FTS.B , 5 .031% , 10/09/26 ... 9,031 8,413
a
8944838.SQ.FTS.B , 5 .352% , 10/09/26 ... 4,976 4,621
a
8944731.SQ.FTS.B , 5 .599% , 10/09/26 ... 8,980 8,291
a
8942926.SQ.FTS.B , 5 .603% , 10/09/26 ... 4,182 3,850
a
8943640.SQ.FTS.B , 6 .102% , 10/09/26 ... 20,637 18,926
a
8943509.SQ.FTS.B , 6 .104% , 10/09/26 ... 1,522 1,394
a
8943220.SQ.FTS.B , 6 .447% , 10/09/26 ... 19,168 17,467
a
8942798.SQ.FTS.B , 6 .45% , 10/09/26 .... 6,927 6,324
a
8942910.SQ.FTS.B , 6 .459% , 10/09/26 ... 1,249 1,136
a
8951507.SQ.FTS.B , 4 .703% , 10/10/26 ... 1,274 1,192
a
8950599.SQ.FTS.B , 4 .717% , 10/10/26 ... 44,310 41,417
a
8949372.SQ.FTS.B , 4 .721% , 10/10/26 ... 7,556 7,065
a
8951448.SQ.FTS.B , 4 .721% , 10/10/26 ... 1,869 1,748
a
8951516.SQ.FTS.B , 4 .723% , 10/10/26 ... 5,943 5,559
Description
Principal
Amount Value
Block, Inc. (continued)
a
8949360.SQ.FTS.B , 4 .929% , 10/10/26 ... $ 923 $ 858
a
8952070.SQ.FTS.B , 5 .031% , 10/10/26 ... 46,566 43,364
a
8948619.SQ.FTS.B , 5 .343% , 10/10/26 ... 4,018 3,727
a
8948009.SQ.FTS.B , 5 .346% , 10/10/26 ... 26,045 24,130
a
8951604.SQ.FTS.B , 5 .349% , 10/10/26 ... 10,428 9,650
a
8951775.SQ.FTS.B , 5 .596% , 10/10/26 ... 9,847 9,089
a
8949253.SQ.FTS.B , 5 .603% , 10/10/26 ... 3,476 3,209
a
8952040.SQ.FTS.B , 5 .621% , 10/10/26 ... 1,661 1,526
a
8948714.SQ.FTS.B , 5 .912% , 10/10/26 ... 13,656 12,565
a
8949587.SQ.FTS.B , 6 .446% , 10/10/26 ... 47,209 43,153
a
8956353.SQ.FTS.B , 4 .717% , 10/11/26 ... 73,737 68,975
a
8956000.SQ.FTS.B , 4 .719% , 10/11/26 ... 20,639 19,309
a
8955097.SQ.FTS.B , 5 .031% , 10/11/26 ... 7,739 7,208
a
8955655.SQ.FTS.B , 5 .346% , 10/11/26 ... 21,818 20,231
a
8952685.SQ.FTS.B , 5 .348% , 10/11/26 ... 4,458 4,099
a
8952839.SQ.FTS.B , 5 .597% , 10/11/26 ... 90,988 84,045
a
8955329.SQ.FTS.B , 5 .616% , 10/11/26 ... 1,546 1,424
a
8955351.SQ.FTS.B , 5 .915% , 10/11/26 ... 11,206 10,293
a
8955300.SQ.FTS.B , 6 .478% , 10/11/26 ... 1,163 1,064
a
8957849.SQ.FTS.B , 4 .717% , 10/12/26 ... 8,929 8,347
a
8957334.SQ.FTS.B , 4 .719% , 10/12/26 ... 14,353 13,424
a
8956918.SQ.FTS.B , 4 .741% , 10/12/26 ... 1,353 1,264
a
8958039.SQ.FTS.B , 4 .948% , 10/12/26 ... 710 654
a
8956940.SQ.FTS.B , 5 .346% , 10/12/26 ... 18,626 17,283
a
8957587.SQ.FTS.B , 5 .346% , 10/12/26 ... 12,298 11,403
a
8958970.SQ.FTS.B , 4 .717% , 10/13/26 ... 21,635 20,238
a
8958634.SQ.FTS.B , 5 .031% , 10/13/26 ... 16,854 15,693
a
8958548.SQ.FTS.B , 5 .342% , 10/13/26 ... 4,879 4,524
a
8958059.SQ.FTS.B , 6 .101% , 10/13/26 ... 23,942 21,955
a
8962849.SQ.FTS.B , 4 .717% , 10/14/26 ... 13,072 12,226
a
8962446.SQ.FTS.B , 4 .72% , 10/14/26 .... 11,656 10,904
a
8963322.SQ.FTS.B , 4 .935% , 10/14/26 ... 6,932 6,394
a
8963840.SQ.FTS.B , 4 .937% , 10/14/26 ... 10,500 9,737
a
8961176.SQ.FTS.B , 5 .031% , 10/14/26 ... 40,866 38,039
a
8963717.SQ.FTS.B , 5 .034% , 10/14/26 ... 6,537 6,085
a
8960728.SQ.FTS.B , 5 .354% , 10/14/26 ... 3,663 3,395
a
8964503.SQ.FTS.B , 5 .584% , 10/14/26 ... 1,807 1,670
a
8964548.SQ.FTS.B , 5 .589% , 10/14/26 ... 1,912 1,766
a
8964206.SQ.FTS.B , 5 .596% , 10/14/26 ... 1,617 1,494
a
8963517.SQ.FTS.B , 5 .914% , 10/14/26 ... 10,158 9,350
a
8960930.SQ.FTS.B , 6 .289% , 10/14/26 ... 7,115 6,493
a
8963502.SQ.FTS.B , 6 .289% , 10/14/26 ... 1,036 943
a
8964258.SQ.FTS.B , 6 .289% , 10/14/26 ... 7,066 6,443
a
8962819.SQ.FTS.B , 6 .432% , 10/14/26 ... 1,907 1,743
a
8963252.SQ.FTS.B , 6 .454% , 10/14/26 ... 3,732 3,412
a
8966711.SQ.FTS.B , 4 .718% , 10/15/26 ... 34,760 32,507

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8966112.SQ.FTS.B , 4 .719% , 10/15/26 ... $ 15,190 $ 14,195
a
8964957.SQ.FTS.B , 5 .031% , 10/15/26 ... 18,858 17,559
a
8968186.SQ.FTS.B , 5 .342% , 10/15/26 ... 3,989 3,698
a
8968276.SQ.FTS.B , 5 .346% , 10/15/26 ... 94,610 87,740
a
8966461.SQ.FTS.B , 5 .627% , 10/15/26 ... 8,234 7,580
a
8965513.SQ.FTS.B , 6 .1% , 10/15/26 ..... 19,256 17,657
a
8964612.SQ.FTS.B , 6 .446% , 10/15/26 ... 8,240 7,508
a
8969801.SQ.FTS.B , 4 .714% , 10/16/26 ... 4,718 4,411
a
8970168.SQ.FTS.B , 4 .717% , 10/16/26 ... 8,715 8,148
a
8971478.SQ.FTS.B , 4 .717% , 10/16/26 ... 23,338 21,824
a
8971944.SQ.FTS.B , 4 .717% , 10/16/26 ... 4,376 4,092
a
8972182.SQ.FTS.B , 4 .717% , 10/16/26 ... 36,839 34,456
a
8970353.SQ.FTS.B , 4 .721% , 10/16/26 ... 9,104 8,516
a
8972999.SQ.FTS.B , 4 .923% , 10/16/26 ... 1,397 1,299
a
8973042.SQ.FTS.B , 5 .031% , 10/16/26 ... 91,600 85,277
a
8971413.SQ.FTS.B , 5 .338% , 10/16/26 ... 2,834 2,628
a
8969981.SQ.FTS.B , 5 .346% , 10/16/26 ... 5,570 5,164
a
8971292.SQ.FTS.B , 5 .348% , 10/16/26 ... 4,853 4,500
a
8972917.SQ.FTS.B , 5 .598% , 10/16/26 ... 3,467 3,205
a
8972813.SQ.FTS.B , 5 .909% , 10/16/26 ... 3,439 3,165
a
8970877.SQ.FTS.B , 5 .911% , 10/16/26 ... 12,028 11,054
a
8970547.SQ.FTS.B , 6 .102% , 10/16/26 ... 1,391 1,278
a
8970605.SQ.FTS.B , 6 .11% , 10/16/26 .... 3,401 3,116
a
8972157.SQ.FTS.B , 6 .422% , 10/16/26 ... 1,043 951
a
8972026.SQ.FTS.B , 6 .448% , 10/16/26 ... 5,442 4,966
a
8972087.SQ.FTS.B , 6 .449% , 10/16/26 ... 6,796 6,205
a
8970732.SQ.FTS.B , 6 .456% , 10/16/26 ... 4,046 3,698
a
8971256.SQ.FTS.B , 6 .469% , 10/16/26 ... 1,489 1,355
a
8978361.SQ.FTS.B , 4 .711% , 10/17/26 ... 2,640 2,466
a
8976118.SQ.FTS.B , 4 .717% , 10/17/26 ... 43,998 41,127
a
8978934.SQ.FTS.B , 4 .717% , 10/17/26 ... 21,098 19,726
a
8978435.SQ.FTS.B , 4 .719% , 10/17/26 ... 19,357 18,094
a
8978872.SQ.FTS.B , 4 .943% , 10/17/26 ... 2,606 2,420
a
8977614.SQ.FTS.B , 5 .037% , 10/17/26 ... 2,417 2,250
a
8980191.SQ.FTS.B , 5 .346% , 10/17/26 ... 7,106 6,584
a
8977731.SQ.FTS.B , 5 .35% , 10/17/26 .... 8,371 7,757
a
8977925.SQ.FTS.B , 5 .599% , 10/17/26 ... 7,445 6,875
a
8978263.SQ.FTS.B , 5 .603% , 10/17/26 ... 1,234 1,140
a
8979562.SQ.FTS.B , 5 .628% , 10/17/26 ... 12,357 11,408
a
8979862.SQ.FTS.B , 5 .911% , 10/17/26 ... 5,984 5,504
a
8978162.SQ.FTS.B , 6 .098% , 10/17/26 ... 3,602 3,302
a
8979331.SQ.FTS.B , 6 .1% , 10/17/26 ..... 9,640 8,838
a
8980035.SQ.FTS.B , 6 .105% , 10/17/26 ... 7,745 7,093
a
8977675.SQ.FTS.B , 6 .277% , 10/17/26 ... 1,100 1,003
a
8980427.SQ.FTS.B , 6 .433% , 10/17/26 ... 2,034 1,859
a
8978308.SQ.FTS.B , 6 .447% , 10/17/26 ... 3,218 2,938
Description
Principal
Amount Value
Block, Inc. (continued)
a
8982991.SQ.FTS.B , 4 .715% , 10/18/26 ... $ 9,069 $ 8,477
a
8981056.SQ.FTS.B , 4 .716% , 10/18/26 ... 5,322 4,974
a
8983931.SQ.FTS.B , 4 .722% , 10/18/26 ... 6,365 5,949
a
8981795.SQ.FTS.B , 4 .969% , 10/18/26 ... 1,088 1,010
a
8981904.SQ.FTS.B , 5 .031% , 10/18/26 ... 33,190 30,883
a
8983324.SQ.FTS.B , 5 .031% , 10/18/26 ... 22,967 21,366
a
8980501.SQ.FTS.B , 5 .341% , 10/18/26 ... 1,501 1,379
a
8980596.SQ.FTS.B , 5 .346% , 10/18/26 ... 14,997 13,901
a
8982872.SQ.FTS.B , 5 .628% , 10/18/26 ... 4,320 3,978
a
8983234.SQ.FTS.B , 5 .638% , 10/18/26 ... 3,173 2,929
a
8981198.SQ.FTS.B , 6 .101% , 10/18/26 ... 6,784 6,222
a
8983809.SQ.FTS.B , 6 .101% , 10/18/26 ... 4,515 4,140
a
8983195.SQ.FTS.B , 6 .11% , 10/18/26 .... 2,495 2,289
a
8984084.SQ.FTS.B , 6 .447% , 10/18/26 ... 32,370 29,466
a
8981596.SQ.FTS.B , 6 .448% , 10/18/26 ... 6,159 5,617
a
8981826.SQ.FTS.B , 6 .456% , 10/18/26 ... 2,654 2,419
a
8986175.SQ.FTS.B , 4 .717% , 10/19/26 ... 26,785 25,037
a
8985924.SQ.FTS.B , 4 .719% , 10/19/26 ... 17,699 16,538
a
8985546.SQ.FTS.B , 4 .724% , 10/19/26 ... 5,023 4,695
a
8985704.SQ.FTS.B , 4 .941% , 10/19/26 ... 2,108 1,940
a
8985653.SQ.FTS.B , 4 .969% , 10/19/26 ... 1,139 1,061
a
8985454.SQ.FTS.B , 5 .029% , 10/19/26 ... 6,520 6,067
a
8985623.SQ.FTS.B , 5 .36% , 10/19/26 .... 2,595 2,404
a
8985739.SQ.FTS.B , 6 .099% , 10/19/26 ... 16,248 14,903
a
8985684.SQ.FTS.B , 6 .113% , 10/19/26 ... 2,893 2,654
a
8985670.SQ.FTS.B , 6 .438% , 10/19/26 ... 1,015 924
a
8986757.SQ.FTS.B , 4 .717% , 10/20/26 ... 12,648 11,820
a
8986502.SQ.FTS.B , 4 .72% , 10/20/26 .... 10,375 9,697
a
8986677.SQ.FTS.B , 5 .031% , 10/20/26 ... 5,941 5,526
a
8986960.SQ.FTS.B , 6 .28% , 10/20/26 .... 1,506 1,377
a
8986982.SQ.FTS.B , 6 .446% , 10/20/26 ... 9,823 8,970
a
8986641.SQ.FTS.B , 6 .455% , 10/20/26 ... 3,267 2,983
a
8988547.SQ.FTS.B , 4 .715% , 10/21/26 ... 5,873 5,489
a
8987256.SQ.FTS.B , 4 .717% , 10/21/26 ... 11,115 10,387
a
8988221.SQ.FTS.B , 4 .717% , 10/21/26 ... 14,937 13,961
a
8989010.SQ.FTS.B , 4 .717% , 10/21/26 ... 4,340 4,055
a
8989545.SQ.FTS.B , 4 .718% , 10/21/26 ... 60,844 56,866
a
8988163.SQ.FTS.B , 5 .031% , 10/21/26 ... 1,113 1,036
a
8990972.SQ.FTS.B , 5 .031% , 10/21/26 ... 20,647 19,208
a
8988691.SQ.FTS.B , 5 .348% , 10/21/26 ... 17,867 16,554
a
8989191.SQ.FTS.B , 6 .445% , 10/21/26 ... 13,270 12,108
a
8987761.SQ.FTS.B , 6 .447% , 10/21/26 ... 6,625 6,038
a
8989094.SQ.FTS.B , 6 .451% , 10/21/26 ... 3,949 3,603
a
8987212.SQ.FTS.B , 6 .456% , 10/21/26 ... 2,802 2,558
a
8996192.SQ.FTS.B , 4 .717% , 10/22/26 ... 100,759 94,167
a
8993397.SQ.FTS.B , 4 .718% , 10/22/26 ... 27,362 25,560

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8995686.SQ.FTS.B , 5 .016% , 10/22/26 ... $ 1,745 $ 1,622
a
8995558.SQ.FTS.B , 5 .031% , 10/22/26 ... 3,206 2,983
a
8992162.SQ.FTS.B , 5 .034% , 10/22/26 ... 5,518 5,134
a
8995697.SQ.FTS.B , 5 .346% , 10/22/26 ... 18,332 16,985
a
8996021.SQ.FTS.B , 5 .347% , 10/22/26 ... 14,498 13,434
a
8993270.SQ.FTS.B , 5 .356% , 10/22/26 ... 3,422 3,168
a
8991833.SQ.FTS.B , 5 .598% , 10/22/26 ... 7,423 6,853
a
8995022.SQ.FTS.B , 5 .629% , 10/22/26 ... 11,103 10,226
a
8995502.SQ.FTS.B , 6 .09% , 10/22/26 .... 2,024 1,854
a
8995320.SQ.FTS.B , 6 .098% , 10/22/26 ... 12,800 11,737
a
8995610.SQ.FTS.B , 6 .1% , 10/22/26 ..... 7,694 7,058
a
8992940.SQ.FTS.B , 6 .106% , 10/22/26 ... 2,260 2,062
a
8992835.SQ.FTS.B , 6 .439% , 10/22/26 ... 2,299 2,093
a
8992365.SQ.FTS.B , 6 .445% , 10/22/26 ... 13,674 12,466
a
8994044.SQ.FTS.B , 6 .446% , 10/22/26 ... 47,939 43,719
a
8993020.SQ.FTS.B , 6 .449% , 10/22/26 ... 7,936 7,234
a
8995233.SQ.FTS.B , 6 .453% , 10/22/26 ... 5,813 5,307
a
8996339.SQ.FTS.B , 4 .719% , 10/23/26 ... 16,197 15,133
a
8996846.SQ.FTS.B , 4 .719% , 10/23/26 ... 15,721 14,692
a
9000354.SQ.FTS.B , 4 .719% , 10/23/26 ... 18,815 17,576
a
8998043.SQ.FTS.B , 5 .025% , 10/23/26 ... 4,419 4,112
a
9000235.SQ.FTS.B , 5 .037% , 10/23/26 ... 5,090 4,736
a
8998399.SQ.FTS.B , 5 .342% , 10/23/26 ... 3,847 3,565
a
8998141.SQ.FTS.B , 5 .595% , 10/23/26 ... 11,598 10,709
a
8999906.SQ.FTS.B , 5 .597% , 10/23/26 ... 15,806 14,589
a
8999639.SQ.FTS.B , 5 .599% , 10/23/26 ... 13,254 12,230
a
8999594.SQ.FTS.B , 5 .92% , 10/23/26 .... 2,516 2,313
a
8998516.SQ.FTS.B , 6 .098% , 10/23/26 ... 9,009 8,259
a
8997472.SQ.FTS.B , 6 .101% , 10/23/26 ... 14,630 13,405
a
8999502.SQ.FTS.B , 6 .434% , 10/23/26 ... 2,122 1,937
a
8999514.SQ.FTS.B , 6 .441% , 10/23/26 ... 4,979 4,541
a
8999826.SQ.FTS.B , 6 .442% , 10/23/26 ... 6,777 6,187
a
8997924.SQ.FTS.B , 6 .443% , 10/23/26 ... 5,672 5,174
a
8998746.SQ.FTS.B , 6 .447% , 10/23/26 ... 45,672 41,655
a
9004381.SQ.FTS.B , 4 .717% , 10/24/26 ... 14,755 13,784
a
9004856.SQ.FTS.B , 4 .717% , 10/24/26 ... 7,896 7,376
a
9005028.SQ.FTS.B , 4 .717% , 10/24/26 ... 25,651 23,963
a
9006869.SQ.FTS.B , 4 .717% , 10/24/26 ... 111,300 103,965
a
9003833.SQ.FTS.B , 4 .72% , 10/24/26 .... 6,142 5,737
a
9006035.SQ.FTS.B , 4 .722% , 10/24/26 ... 3,619 3,380
a
9003154.SQ.FTS.B , 4 .92% , 10/24/26 .... 1,537 1,431
a
9003619.SQ.FTS.B , 5 .346% , 10/24/26 ... 6,412 5,938
a
9006108.SQ.FTS.B , 5 .346% , 10/24/26 ... 5,725 5,302
a
9006269.SQ.FTS.B , 5 .597% , 10/24/26 ... 25,276 23,326
a
9003201.SQ.FTS.B , 6 .101% , 10/24/26 ... 13,884 12,725
a
9005835.SQ.FTS.B , 6 .281% , 10/24/26 ... 1,705 1,556
Description
Principal
Amount Value
Block, Inc. (continued)
a
9005859.SQ.FTS.B , 6 .289% , 10/24/26 ... $ 10,150 $ 9,279
a
9005815.SQ.FTS.B , 6 .437% , 10/24/26 ... 1,976 1,803
a
9006195.SQ.FTS.B , 6 .45% , 10/24/26 .... 6,115 5,578
a
9004039.SQ.FTS.B , 6 .452% , 10/24/26 ... 6,557 5,981
a
9009247.SQ.FTS.B , 4 .712% , 10/25/26 ... 4,517 4,219
a
9008810.SQ.FTS.B , 4 .717% , 10/25/26 ... 9,462 8,837
a
9009362.SQ.FTS.B , 4 .717% , 10/25/26 ... 11,350 10,602
a
9010818.SQ.FTS.B , 4 .717% , 10/25/26 ... 59,111 55,211
a
9007813.SQ.FTS.B , 4 .719% , 10/25/26 ... 22,360 20,885
a
9011818.SQ.FTS.B , 5 .031% , 10/25/26 ... 23,950 22,271
a
9011801.SQ.FTS.B , 6 .116% , 10/25/26 ... 1,759 1,612
a
9009735.SQ.FTS.B , 6 .447% , 10/25/26 ... 39,195 35,743
a
4578615.SQ.FTS.B , 4 .717% , 4/01/33 .... 1,525 –
a
4583983.SQ.FTS.B , 4 .403% , 4/04/33 .... 3,383 –
a
4585288.SQ.FTS.B , 4 .874% , 4/04/33 .... 13,554 –
a
4587010.SQ.FTS.B , 3 .938% , 4/05/33 .... 1,755 –
a
4590358.SQ.FTS.B , 3 .953% , 4/05/33 .... 226 –
a
4588245.SQ.FTS.B , 4 .558% , 4/05/33 .... 3,204 –
a
4589702.SQ.FTS.B , 4 .569% , 4/05/33 .... 3,489 –
a
4598182.SQ.FTS.B , 4 .574% , 4/07/33 .... 1,281 –
a
4602285.SQ.FTS.B , 4 .403% , 4/08/33 .... 31,712 –
a
4604615.SQ.FTS.B , 4 .56% , 4/09/33 ..... 13,726 –
a
4604886.SQ.FTS.B , 4 .717% , 4/10/33 .... 2,273 –
a
4606179.SQ.FTS.B , 3 .932% , 4/11/33 .... 10,364 –
a
4606464.SQ.FTS.B , 4 .403% , 4/11/33 .... 12,284 1
a
4606335.SQ.FTS.B , 4 .882% , 4/11/33 .... 2,103 –
a
4609551.SQ.FTS.B , 4 .56% , 4/12/33 ..... 5,454 –
a
4612920.SQ.FTS.B , 3 .314% , 4/13/33 .... 2,172 –
a
4610443.SQ.FTS.B , 4 .403% , 4/13/33 .... 10,147 –
a
4622639.SQ.FTS.B , 3 .928% , 4/15/33 .... 3,183 –
a
4624403.SQ.FTS.B , 3 .27% , 4/17/33 ..... 646 –
a
4624869.SQ.FTS.B , 4 .554% , 4/17/33 .... 1,488 –
a
4626298.SQ.FTS.B , 3 .934% , 4/18/33 .... 10,268 –
a
4627586.SQ.FTS.B , 4 .403% , 4/18/33 .... 4,624 –
a
4626514.SQ.FTS.B , 5 .031% , 4/18/33 .... 2,949 –
a
4629149.SQ.FTS.B , 4 .403% , 4/19/33 .... 6,425 –
a
4632596.SQ.FTS.B , 4 .705% , 4/20/33 .... 848 –
a
4635753.SQ.FTS.B , 4 .874% , 4/21/33 .... 11,156 –
a
4642502.SQ.FTS.B , 4 .868% , 4/25/33 .... 714 –
a
4643970.SQ.FTS.B , 4 .56% , 4/26/33 ..... 2,081 –
a
4657373.SQ.FTS.B , 3 .296% , 4/30/33 .... 3,122 –
a
4656958.SQ.FTS.B , 4 .717% , 4/30/33 .... 3,103 –
a
4661015.SQ.FTS.B , 4 .566% , 5/01/33 .... 2,307 –
a
4661890.SQ.FTS.B , 3 .931% , 5/02/33 .... 2,289 –
a
4663096.SQ.FTS.B , 4 .403% , 5/02/33 .... 27,120 –
a
4663916.SQ.FTS.B , 4 .403% , 5/02/33 .... 24,742 1

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4662184.SQ.FTS.B , 5 .031% , 5/02/33 .... $ 2,428 $ –
a
4665676.SQ.FTS.B , 4 .564% , 5/03/33 .... 4,624 –
a
4675799.SQ.FTS.B , 3 .306% , 5/05/33 .... 3,282 –
a
4677893.SQ.FTS.B , 5 .031% , 5/06/33 .... 2,173 –
a
4693423.SQ.FTS.B , 4 .403% , 5/09/33 .... 7,275 1
a
4693941.SQ.FTS.B , 4 .561% , 5/09/33 .... 8,872 –
a
4692191.SQ.FTS.B , 4 .562% , 5/09/33 .... 9,113 –
a
4692982.SQ.FTS.B , 4 .591% , 5/09/33 .... 430 –
a
4691756.SQ.FTS.B , 4 .715% , 5/09/33 .... 7,269 –
a
4706450.SQ.FTS.B , 4 .561% , 5/10/33 .... 6,009 –
a
4706808.SQ.FTS.B , 4 .563% , 5/10/33 .... 5,406 –
a
4701939.SQ.FTS.B , 4 .717% , 5/10/33 .... 1,446 –
a
4707248.SQ.FTS.B , 4 .732% , 5/11/33 .... 641 –
a
4711828.SQ.FTS.B , 5 .031% , 5/12/33 .... 3,618 –
a
4714060.SQ.FTS.B , 5 .031% , 5/13/33 .... 1,082 –
a
4714469.SQ.FTS.B , 3 .27% , 5/14/33 ..... 828 –
a
4738688.SQ.FTS.B , 4 .418% , 5/18/33 .... 840 –
a
4747188.SQ.FTS.B , 3 .31% , 5/19/33 ..... 553 –
a
4750103.SQ.FTS.B , 4 .403% , 5/20/33 .... 8,831 –
a
4750803.SQ.FTS.B , 4 .403% , 5/21/33 .... 3,382 –
a
4754132.SQ.FTS.B , 3 .306% , 5/22/33 .... 847 –
a
4764584.SQ.FTS.B , 5 .031% , 5/23/33 .... 523 –
a
4773604.SQ.FTS.B , 4 .403% , 5/24/33 .... 9,605 –
a
4777853.SQ.FTS.B , 4 .565% , 5/24/33 .... 1,347 –
a
4774144.SQ.FTS.B , 4 .57% , 5/24/33 ..... 1,718 –
a
4779678.SQ.FTS.B , 3 .301% , 5/25/33 .... 993 –
a
4782528.SQ.FTS.B , 3 .333% , 5/26/33 .... 51 –
a
4790824.SQ.FTS.B , 4 .567% , 5/29/33 .... 3,330 –
a
4796651.SQ.FTS.B , 4 .564% , 6/01/33 .... 3,524 –
a
4808500.SQ.FTS.B , 4 .403% , 6/02/33 .... 7,711 –
a
4807880.SQ.FTS.B , 4 .56% , 6/02/33 ..... 19,691 2
a
4815646.SQ.FTS.B , 4 .403% , 6/05/33 .... 5,300 –
a
4820091.SQ.FTS.B , 4 .564% , 6/07/33 .... 1,630 –
a
4820553.SQ.FTS.B , 4 .875% , 6/07/33 .... 10,164 –
a
4821904.SQ.FTS.B , 4 .56% , 6/08/33 ..... 796 –
a
4831001.SQ.FTS.B , 3 .774% , 6/10/33 .... 847 –
a
4831653.SQ.FTS.B , 3 .926% , 6/10/33 .... 2,099 –
a
4830931.SQ.FTS.B , 4 .528% , 6/10/33 .... 27 –
a
4831110.SQ.FTS.B , 4 .57% , 6/10/33 ..... 962 –
a
4834162.SQ.FTS.B , 4 .574% , 6/12/33 .... 208 –
a
4839102.SQ.FTS.B , 3 .296% , 6/14/33 .... 1,596 –
a
4838333.SQ.FTS.B , 3 .941% , 6/14/33 .... 750 –
a
4842631.SQ.FTS.B , 3 .302% , 6/15/33 .... 5,776 –
a
4842605.SQ.FTS.B , 3 .937% , 6/15/33 .... 4,000 –
a
4841116.SQ.FTS.B , 4 .562% , 6/15/33 .... 11,234 –
a
4848622.SQ.FTS.B , 3 .302% , 6/16/33 .... 2,069 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
4862341.SQ.FTS.B , 2 .982% , 6/18/33 .... $ 522 $ –
a
4862443.SQ.FTS.B , 4 .227% , 6/18/33 .... 7,578 –
a
4863062.SQ.FTS.B , 4 .391% , 6/19/33 .... 3,882 –
a
4863238.SQ.FTS.B , 4 .42% , 6/19/33 ..... 2,993 –
a
4862998.SQ.FTS.B , 4 .559% , 6/19/33 .... 1,298 –
a
4863412.SQ.FTS.B , 4 .56% , 6/19/33 ..... 11,618 –
a
4862938.SQ.FTS.B , 5 .031% , 6/19/33 .... 691 –
a
4867257.SQ.FTS.B , 3 .939% , 6/20/33 .... 607 –
a
4867843.SQ.FTS.B , 3 .675% , 6/21/33 .... 493 –
a
4868757.SQ.FTS.B , 4 .406% , 6/21/33 .... 3,219 –
a
4869815.SQ.FTS.B , 4 .56% , 6/21/33 ..... 7,257 –
a
4873297.SQ.FTS.B , 3 .376% , 6/22/33 .... 113 –
a
4871837.SQ.FTS.B , 3 .928% , 6/22/33 .... 1,490 –
a
4872072.SQ.FTS.B , 4 .557% , 6/22/33 .... 4,085 –
a
4873405.SQ.FTS.B , 4 .56% , 6/22/33 ..... 5,886 –
a
4873313.SQ.FTS.B , 5 .031% , 6/22/33 .... 1,287 –
a
4874535.SQ.FTS.B , 3 .306% , 6/23/33 .... 977 –
a
4875940.SQ.FTS.B , 4 .539% , 6/23/33 .... 7,944 1
a
4874845.SQ.FTS.B , 4 .559% , 6/23/33 .... 3,811 –
a
4874157.SQ.FTS.B , 4 .877% , 6/23/33 .... 3,873 –
a
4877067.SQ.FTS.B , 3 .562% , 6/24/33 .... 1,174 –
a
4877254.SQ.FTS.B , 3 .774% , 6/25/33 .... 1,462 –
a
4877394.SQ.FTS.B , 4 .225% , 6/25/33 .... 4,239 –
a
4877534.SQ.FTS.B , 4 .931% , 6/25/33 .... 1,841 –
a
4879828.SQ.FTS.B , 2 .958% , 6/27/33 .... 1,403 –
a
4879371.SQ.FTS.B , 3 .443% , 6/27/33 .... 536 –
a
4879124.SQ.FTS.B , 4 .073% , 6/27/33 .... 4,098 –
a
4878787.SQ.FTS.B , 4 .233% , 6/27/33 .... 4,067 –
a
4880273.SQ.FTS.B , 4 .416% , 6/27/33 .... 32,499 1
a
4879728.SQ.FTS.B , 4 .695% , 6/27/33 .... 2,694 –
a
4878103.SQ.FTS.B , 5 .346% , 6/27/33 .... 627 –
a
4881967.SQ.FTS.B , 2 .297% , 6/28/33 .... 768 –
a
4881632.SQ.FTS.B , 2 .333% , 6/28/33 .... 5,202 –
a
4880881.SQ.FTS.B , 2 .411% , 6/28/33 .... 274 –
a
4882630.SQ.FTS.B , 3 .643% , 6/28/33 .... 5,042 1
a
4881595.SQ.FTS.B , 4 .069% , 6/28/33 .... 1,106 –
a
4881625.SQ.FTS.B , 4 .427% , 6/28/33 .... 1,074 –
a
4881933.SQ.FTS.B , 4 .55% , 6/28/33 ..... 502 –
a
4882127.SQ.FTS.B , 4 .561% , 6/28/33 .... 35,043 –
a
4880840.SQ.FTS.B , 4 .719% , 6/28/33 .... 1,132 –
a
4886903.SQ.FTS.B , 3 .296% , 6/30/33 .... 2,071 –
a
4889268.SQ.FTS.B , 3 .31% , 6/30/33 ..... 524 –
a
4886912.SQ.FTS.B , 4 .563% , 6/30/33 .... 2,287 –
a
4889574.SQ.FTS.B , 4 .877% , 7/01/33 .... 2,517 –
a
4894101.SQ.FTS.B , 4 .717% , 7/04/33 .... 12,955 1
a
4893066.SQ.FTS.B , 5 .031% , 7/04/33 .... 3,265 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
4896547.SQ.FTS.B , 5 .849% , 7/05/33 .... $ 4,712 $ –
a
4899151.SQ.FTS.B , 4 .563% , 7/06/33 .... 3,147 –
a
4898852.SQ.FTS.B , 4 .874% , 7/06/33 .... 2,213 –
a
4908064.SQ.FTS.B , 4 .403% , 7/11/33 .... 16,814 1
a
4907364.SQ.FTS.B , 5 .031% , 7/11/33 .... 1,373 –
a
4922562.SQ.FTS.B , 4 .56% , 7/14/33 ..... 6,112 –
a
4916400.SQ.FTS.B , 4 .569% , 7/14/33 .... 955 –
a
4916673.SQ.FTS.B , 4 .719% , 7/14/33 .... 9,163 –
a
4923493.SQ.FTS.B , 3 .354% , 7/15/33 .... 134 –
a
4925329.SQ.FTS.B , 4 .145% , 7/18/33 .... 1,389 –
a
4928876.SQ.FTS.B , 3 .333% , 7/19/33 .... 514 –
a
4931020.SQ.FTS.B , 4 .56% , 7/20/33 ..... 10,152 –
a
4935511.SQ.FTS.B , 4 .403% , 7/22/33 .... 450 –
a
4941224.SQ.FTS.B , 5 .031% , 7/25/33 .... 4,401 –
a
4947272.SQ.FTS.B , 4 .885% , 7/27/33 .... 1,224 –
a
4954105.SQ.FTS.B , 4 .557% , 7/28/33 .... 2,531 –
a
4961597.SQ.FTS.B , 3 .303% , 7/31/33 .... 6,826 –
a
4964338.SQ.FTS.B , 4 .886% , 8/01/33 .... 1,028 –
a
4975322.SQ.FTS.B , 4 .539% , 8/05/33 .... 1,106 –
a
4976561.SQ.FTS.B , 4 .553% , 8/07/33 .... 2,306 –
a
4977248.SQ.FTS.B , 4 .56% , 8/07/33 ..... 23,393 1
a
4980976.SQ.FTS.B , 4 .557% , 8/08/33 .... 3,062 –
a
4978982.SQ.FTS.B , 4 .561% , 8/08/33 .... 8,763 1
a
4979694.SQ.FTS.B , 6 .253% , 8/08/33 .... 7,423 –
a
4981159.SQ.FTS.B , 4 .717% , 8/09/33 .... 3,017 –
a
4983108.SQ.FTS.B , 5 .031% , 8/09/33 .... 419 –
a
4989442.SQ.FTS.B , 6 .239% , 8/11/33 .... 717 –
a
4990668.SQ.FTS.B , 3 .935% , 8/12/33 .... 1,655 –
a
4995431.SQ.FTS.B , 4 .556% , 8/15/33 .... 6,247 –
a
5004424.SQ.FTS.B , 4 .56% , 8/16/33 ..... 1,829 –
a
5016072.SQ.FTS.B , 5 .435% , 8/17/33 .... 5,014 –
a
5025752.SQ.FTS.B , 2 .033% , 8/19/33 .... 6,406 –
a
5025882.SQ.FTS.B , 4 .885% , 8/19/33 .... 1,669 –
a
5027373.SQ.FTS.B , 4 .018% , 8/21/33 .... 8,844 –
a
5030831.SQ.FTS.B , 4 .56% , 8/22/33 ..... 5,213 –
a
5031471.SQ.FTS.B , 4 .563% , 8/22/33 .... 5,258 –
a
5033148.SQ.FTS.B , 3 .906% , 8/23/33 .... 471 –
a
5035669.SQ.FTS.B , 4 .725% , 8/23/33 .... 3,399 –
a
5044258.SQ.FTS.B , 5 .149% , 8/27/33 .... 8,147 2
a
5045662.SQ.FTS.B , 4 .574% , 8/28/33 .... 2,040 –
a
5047314.SQ.FTS.B , 4 .591% , 8/28/33 .... 460 –
a
5047321.SQ.FTS.B , 4 .717% , 8/28/33 .... 5,110 –
a
5044794.SQ.FTS.B , 4 .807% , 8/28/33 .... 5,731 –
a
5059326.SQ.FTS.B , 4 .561% , 9/04/33 .... 13,048 –
a
5062512.SQ.FTS.B , 2 .6% , 9/06/33 ...... 3,648 –
a
5062340.SQ.FTS.B , 4 .883% , 9/06/33 .... 2,074 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5065404.SQ.FTS.B , 4 .572% , 9/07/33 .... $ 2,639 $ –
a
5067242.SQ.FTS.B , 4 .382% , 9/08/33 .... 5,352 –
a
5067403.SQ.FTS.B , 5 .351% , 9/08/33 .... 2,045 –
a
5071139.SQ.FTS.B , 3 .848% , 9/09/33 .... 2,742 1
a
5075119.SQ.FTS.B , 3 .748% , 9/10/33 .... 1,106 –
a
5072967.SQ.FTS.B , 4 .066% , 9/10/33 .... 542 –
a
5074442.SQ.FTS.B , 4 .861% , 9/10/33 .... 1,909 –
a
5077583.SQ.FTS.B , 5 .031% , 9/11/33 .... 3,691 –
a
5081612.SQ.FTS.B , 4 .666% , 9/14/33 .... 1,324 –
a
5084934.SQ.FTS.B , 3 .774% , 9/16/33 .... 33,929 –
a
5085858.SQ.FTS.B , 3 .936% , 9/16/33 .... 884 –
a
5090272.SQ.FTS.B , 4 .563% , 9/17/33 .... 4,187 –
a
5093863.SQ.FTS.B , 4 .558% , 9/19/33 .... 9,864 –
a
5094427.SQ.FTS.B , 3 .774% , 9/20/33 .... 2,121 –
a
5096674.SQ.FTS.B , 4 .56% , 9/21/33 ..... 13,763 1
a
5095917.SQ.FTS.B , 5 .031% , 9/21/33 .... 17,638 –
a
5098275.SQ.FTS.B , 6 .063% , 9/22/33 .... 6,026 –
a
5100485.SQ.FTS.B , 5 .722% , 9/23/33 .... 4,264 –
a
5106538.SQ.FTS.B , 4 .562% , 9/24/33 .... 11,727 –
a
5107353.SQ.FTS.B , 5 .031% , 9/24/33 .... 1,383 –
a
5109145.SQ.FTS.B , 5 .031% , 9/25/33 .... 1,195 –
a
5111024.SQ.FTS.B , 4 .724% , 9/27/33 .... 993 –
a
5112445.SQ.FTS.B , 3 .774% , 9/28/33 .... 344 –
a
5114206.SQ.FTS.B , 4 .571% , 9/28/33 .... 573 –
a
5112955.SQ.FTS.B , 5 .031% , 9/28/33 .... 4,811 –
a
5113266.SQ.FTS.B , 5 .387% , 9/28/33 .... 1,765 –
a
5124518.SQ.FTS.B , 3 .351% , 9/30/33 .... 11,687 –
a
5119221.SQ.FTS.B , 4 .403% , 9/30/33 .... 2,448 –
a
5119131.SQ.FTS.B , 4 .56% , 9/30/33 ..... 1,973 –
a
5126438.SQ.FTS.B , 3 .495% , 10/01/33 ... 22,782 1
a
5128413.SQ.FTS.B , 3 .917% , 10/02/33 ... 1,332 –
a
5131669.SQ.FTS.B , 4 .56% , 10/04/33 .... 22,967 –
a
5132006.SQ.FTS.B , 5 .007% , 10/04/33 ... 790 –
a
5138072.SQ.FTS.B , 4 .672% , 10/06/33 ... 4,185 –
a
5142028.SQ.FTS.B , 3 .927% , 10/07/33 ... 612 –
a
5142049.SQ.FTS.B , 4 .503% , 10/07/33 ... 537 –
a
5141482.SQ.FTS.B , 4 .508% , 10/07/33 ... 2,827 –
a
5149269.SQ.FTS.B , 4 .974% , 10/10/33 ... 941 –
a
5153369.SQ.FTS.B , 4 .559% , 10/11/33 ... 12,680 –
a
5153956.SQ.FTS.B , 3 .94% , 10/12/33 .... 2,957 –
a
5157152.SQ.FTS.B , 4 .407% , 10/12/33 ... 4,186 –
a
5154314.SQ.FTS.B , 4 .567% , 10/12/33 ... 2,780 –
a
5154612.SQ.FTS.B , 4 .57% , 10/12/33 .... 1,314 –
a
5157821.SQ.FTS.B , 4 .557% , 10/13/33 ... 4,950 –
a
5159643.SQ.FTS.B , 4 .886% , 10/13/33 ... 1,281 –
a
5163000.SQ.FTS.B , 3 .303% , 10/14/33 ... 6,619 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5162509.SQ.FTS.B , 4 .561% , 10/14/33 ... $ 55,221 $ –
a
5165754.SQ.FTS.B , 4 .566% , 10/14/33 ... 1,218 –
a
5170843.SQ.FTS.B , 4 .403% , 10/15/33 ... 14,553 –
a
5168750.SQ.FTS.B , 4 .558% , 10/15/33 ... 2,545 –
a
5171656.SQ.FTS.B , 4 .053% , 10/16/33 ... 875 –
a
5172517.SQ.FTS.B , 3 .302% , 10/17/33 ... 3,231 –
a
5173148.SQ.FTS.B , 5 .012% , 10/17/33 ... 670 –
a
5175259.SQ.FTS.B , 3 .354% , 10/18/33 ... 69 –
a
5176617.SQ.FTS.B , 4 .294% , 10/18/33 ... 935 –
a
5175826.SQ.FTS.B , 4 .557% , 10/18/33 ... 3,657 –
a
5176935.SQ.FTS.B , 5 .031% , 10/18/33 ... 489 –
a
5177078.SQ.FTS.B , 5 .189% , 10/18/33 ... 260 –
a
5184366.SQ.FTS.B , 3 .774% , 10/19/33 ... 3,564 –
a
5189604.SQ.FTS.B , 3 .774% , 10/20/33 ... 4,636 –
a
5203735.SQ.FTS.B , 3 .298% , 10/21/33 ... 6,108 –
a
5210519.SQ.FTS.B , 5 .535% , 10/24/33 ... 11,522 –
a
5223636.SQ.FTS.B , 4 .563% , 10/27/33 ... 2,509 –
a
5230601.SQ.FTS.B , 3 .301% , 10/28/33 ... 5,805 –
a
5234006.SQ.FTS.B , 4 .403% , 10/28/33 ... 25,481 1
a
5230330.SQ.FTS.B , 4 .717% , 10/28/33 ... 1,320 –
a
5238828.SQ.FTS.B , 3 .774% , 10/29/33 ... 19,166 –
a
5240546.SQ.FTS.B , 3 .953% , 10/30/33 ... 1,371 –
a
5240481.SQ.FTS.B , 4 .563% , 10/30/33 ... 1,280 –
a
5240561.SQ.FTS.B , 4 .95% , 10/30/33 .... 993 –
a
5240923.SQ.FTS.B , 4 .56% , 11/01/33 .... 7,658 –
a
5245023.SQ.FTS.B , 3 .936% , 11/02/33 ... 1,235 –
a
5252966.SQ.FTS.B , 4 .188% , 11/04/33 ... 2,234 –
a
5256925.SQ.FTS.B , 4 .403% , 11/04/33 ... 12,594 1
a
5251953.SQ.FTS.B , 4 .553% , 11/04/33 ... 1,860 –
a
5267302.SQ.FTS.B , 3 .354% , 11/06/33 ... 212 –
a
5267196.SQ.FTS.B , 4 .723% , 11/06/33 ... 2,396 –
a
5270825.SQ.FTS.B , 4 .877% , 11/06/33 ... 4,533 –
a
5273714.SQ.FTS.B , 4 .563% , 11/08/33 ... 2,002 –
a
5276774.SQ.FTS.B , 4 .556% , 11/09/33 ... 3,264 –
a
5280986.SQ.FTS.B , 4 .555% , 11/10/33 ... 1,327 –
a
5284007.SQ.FTS.B , 4 .403% , 11/11/33 ... 1,049 –
a
5289917.SQ.FTS.B , 3 .774% , 11/12/33 ... 702 –
a
5287039.SQ.FTS.B , 4 .475% , 11/12/33 ... 8,749 –
a
5288588.SQ.FTS.B , 5 .116% , 11/12/33 ... 54,175 –
a
5288567.SQ.FTS.B , 6 .146% , 11/12/33 ... 487 –
a
5292026.SQ.FTS.B , 4 .719% , 11/13/33 ... 5,106 –
a
5293955.SQ.FTS.B , 4 .721% , 11/14/33 ... 5,278 –
a
5293907.SQ.FTS.B , 4 .874% , 11/14/33 ... 2,714 –
a
5295255.SQ.FTS.B , 3 .303% , 11/16/33 ... 1,890 1
a
5296246.SQ.FTS.B , 4 .26% , 11/16/33 .... 1,628 –
a
5300323.SQ.FTS.B , 4 .569% , 11/17/33 ... 1,387 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5312373.SQ.FTS.B , 4 .56% , 11/18/33 .... $ 721 $ –
a
5317481.SQ.FTS.B , 4 .528% , 11/19/33 ... 593 –
a
5319057.SQ.FTS.B , 5 .031% , 11/19/33 ... 2,284 –
a
5325009.SQ.FTS.B , 3 .047% , 11/22/33 ... 6,356 –
a
5325109.SQ.FTS.B , 4 .114% , 11/22/33 ... 3,741 –
a
5325953.SQ.FTS.B , 3 .673% , 11/23/33 ... 27,323 2
a
5331997.SQ.FTS.B , 3 .29% , 11/24/33 .... 1,138 –
a
5333772.SQ.FTS.B , 3 .324% , 11/24/33 ... 967 –
a
5334010.SQ.FTS.B , 3 .33% , 11/24/33 .... 435 –
a
5332017.SQ.FTS.B , 4 .403% , 11/24/33 ... 3,457 –
a
5334017.SQ.FTS.B , 4 .403% , 11/24/33 ... 710 –
a
5334919.SQ.FTS.B , 4 .56% , 11/24/33 .... 1,216 –
a
5332382.SQ.FTS.B , 4 .858% , 11/24/33 ... 1,453 –
a
5333523.SQ.FTS.B , 4 .881% , 11/24/33 ... 620 –
a
5337318.SQ.FTS.B , 3 .962% , 11/25/33 ... 1,470 –
a
5336258.SQ.FTS.B , 4 .558% , 11/25/33 ... 4,115 –
a
5365379.SQ.FTS.B , 4 .56% , 11/26/33 .... 768 –
a
5364900.SQ.FTS.B , 4 .571% , 11/26/33 ... 1,391 –
a
5377413.SQ.FTS.B , 3 .944% , 11/27/33 ... 944 –
a
5378585.SQ.FTS.B , 3 .953% , 11/27/33 ... 392 –
a
5369148.SQ.FTS.B , 4 .354% , 11/27/33 ... 969 –
a
5377620.SQ.FTS.B , 4 .414% , 11/27/33 ... 13,408 2
a
5397535.SQ.FTS.B , 3 .585% , 11/30/33 ... 5,543 –
a
5393796.SQ.FTS.B , 5 .031% , 11/30/33 ... 163 –
a
5408127.SQ.FTS.B , 3 .774% , 12/01/33 ... 1,021 –
a
5412734.SQ.FTS.B , 3 .992% , 12/01/33 ... 8,127 –
a
5413423.SQ.FTS.B , 4 .879% , 12/01/33 ... 2,550 –
a
5411388.SQ.FTS.B , 5 .031% , 12/01/33 ... 563 –
a
5447961.SQ.FTS.B , 4 .557% , 12/02/33 ... 697 –
a
5472760.SQ.FTS.B , 4 .479% , 12/04/33 ... 3,648 –
a
5475686.SQ.FTS.B , 4 .56% , 12/06/33 .... 2,736 –
a
5479438.SQ.FTS.B , 4 .866% , 12/06/33 ... 631 –
a
5480752.SQ.FTS.B , 5 .031% , 12/06/33 ... 3,098 –
a
5505930.SQ.FTS.B , 6 .289% , 12/07/33 ... 1,048 –
a
5518310.SQ.FTS.B , 3 .913% , 12/08/33 ... 390 –
a
5515187.SQ.FTS.B , 4 .403% , 12/08/33 ... 4,692 –
a
5516154.SQ.FTS.B , 4 .72% , 12/08/33 .... 12,489 –
a
5507000.SQ.FTS.B , 4 .758% , 12/08/33 ... 38,614 1
a
5533995.SQ.FTS.B , 3 .277% , 12/09/33 ... 813 –
a
5534121.SQ.FTS.B , 5 .031% , 12/09/33 ... 5,159 –
a
5534689.SQ.FTS.B , 3 .346% , 12/10/33 ... 3,849 –
a
5537817.SQ.FTS.B , 4 .193% , 12/10/33 ... 798 –
a
5537728.SQ.FTS.B , 4 .447% , 12/10/33 ... 2,668 –
a
5535547.SQ.FTS.B , 4 .724% , 12/10/33 ... 4,404 –
a
5537953.SQ.FTS.B , 5 .029% , 12/10/33 ... 4,030 –
a
5539948.SQ.FTS.B , 4 .239% , 12/11/33 ... 1,314 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5541083.SQ.FTS.B , 2 .917% , 12/12/33 ... $ 114 $ –
a
5541094.SQ.FTS.B , 4 .721% , 12/12/33 ... 5,085 –
a
5546515.SQ.FTS.B , 4 .556% , 12/13/33 ... 2,064 –
a
5552344.SQ.FTS.B , 3 .537% , 12/14/33 ... 1,674 –
a
5547946.SQ.FTS.B , 5 .031% , 12/14/33 ... 1,134 –
a
5554641.SQ.FTS.B , 3 .292% , 12/15/33 ... 62,255 –
a
5556696.SQ.FTS.B , 5 .344% , 12/15/33 ... 5,553 1
a
5563038.SQ.FTS.B , 4 .564% , 12/16/33 ... 4,772 –
a
5562047.SQ.FTS.B , 4 .565% , 12/16/33 ... 3,095 –
a
5564628.SQ.FTS.B , 3 .302% , 12/17/33 ... 2,787 –
a
5565992.SQ.FTS.B , 4 .875% , 12/17/33 ... 2,616 –
a
5568881.SQ.FTS.B , 3 .298% , 12/19/33 ... 1,314 –
a
5569070.SQ.FTS.B , 4 .568% , 12/19/33 ... 29,610 –
a
5572327.SQ.FTS.B , 4 .572% , 12/20/33 ... 243 –
a
5574351.SQ.FTS.B , 4 .403% , 12/21/33 ... 10,696 1
a
5573406.SQ.FTS.B , 4 .546% , 12/21/33 ... 363 –
a
5575886.SQ.FTS.B , 4 .557% , 12/21/33 ... 894 –
a
5586899.SQ.FTS.B , 3 .653% , 12/24/33 ... 2,468 –
a
5585522.SQ.FTS.B , 4 .55% , 12/24/33 .... 445 –
a
5588173.SQ.FTS.B , 3 .774% , 12/25/33 ... 4,224 –
a
5589322.SQ.FTS.B , 4 .564% , 12/26/33 ... 4,040 –
a
5588832.SQ.FTS.B , 4 .719% , 12/26/33 ... 7,140 –
a
5594180.SQ.FTS.B , 2 .869% , 12/28/33 ... 732 –
a
5595624.SQ.FTS.B , 4 .567% , 12/28/33 ... 789 –
a
5600496.SQ.FTS.B , 2 .664% , 12/29/33 ... 371 –
a
5599728.SQ.FTS.B , 2 .797% , 12/29/33 ... 4,867 –
a
5597497.SQ.FTS.B , 4 .56% , 12/29/33 .... 1,451 –
a
5600632.SQ.FTS.B , 5 .031% , 12/29/33 ... 3,133 –
a
5600526.SQ.FTS.B , 5 .296% , 12/29/33 ... 1,008 –
a
5611517.SQ.FTS.B , 4 .558% , 12/30/33 ... 2,001 –
a
5612507.SQ.FTS.B , 4 .56% , 12/30/33 .... 11,600 1
a
5616046.SQ.FTS.B , 2 .619% , 1/01/34 .... 1,631 –
a
5616216.SQ.FTS.B , 3 .563% , 1/01/34 .... 5,841 1
a
5614938.SQ.FTS.B , 4 .555% , 1/01/34 .... 2,188 –
a
5618116.SQ.FTS.B , 4 .875% , 1/02/34 .... 8,099 1
a
5618863.SQ.FTS.B , 3 .774% , 1/03/34 .... 1,492 –
a
5619959.SQ.FTS.B , 4 .559% , 1/04/34 .... 2,374 –
a
5620066.SQ.FTS.B , 4 .566% , 1/04/34 .... 2,868 –
a
5619464.SQ.FTS.B , 4 .582% , 1/04/34 .... 646 –
a
5623363.SQ.FTS.B , 4 .559% , 1/05/34 .... 10,990 –
a
5624299.SQ.FTS.B , 4 .712% , 1/05/34 .... 6,091 –
a
5630151.SQ.FTS.B , 3 .936% , 1/06/34 .... 506 –
a
5647775.SQ.FTS.B , 4 .257% , 1/07/34 .... 1,305 –
a
5654133.SQ.FTS.B , 4 .875% , 1/08/34 .... 32,774 –
a
5655643.SQ.FTS.B , 3 .936% , 1/09/34 .... 4,363 –
a
5656207.SQ.FTS.B , 4 .559% , 1/09/34 .... 8,733 1
Description
Principal
Amount Value
Block, Inc. (continued)
a
5663245.SQ.FTS.B , 3 .302% , 1/11/34 .... $ 500 $ –
a
5663983.SQ.FTS.B , 3 .826% , 1/11/34 .... 461 –
a
5662691.SQ.FTS.B , 4 .56% , 1/11/34 ..... 573 –
a
5666806.SQ.FTS.B , 3 .304% , 1/12/34 .... 13,430 –
a
5671581.SQ.FTS.B , 4 .559% , 1/12/34 .... 18,583 –
a
5672653.SQ.FTS.B , 3 .774% , 1/13/34 .... 2,431 1
a
5673210.SQ.FTS.B , 3 .934% , 1/13/34 .... 2,838 –
a
5675130.SQ.FTS.B , 4 .718% , 1/13/34 .... 490 –
a
5695450.SQ.FTS.B , 3 .323% , 1/14/34 .... 26,182 1
a
5694816.SQ.FTS.B , 3 .38% , 1/14/34 ..... 1,074 –
a
5689248.SQ.FTS.B , 4 .556% , 1/14/34 .... 1,934 –
a
5700432.SQ.FTS.B , 4 .193% , 1/15/34 .... 929 –
a
5696963.SQ.FTS.B , 4 .559% , 1/15/34 .... 8,836 –
a
5703401.SQ.FTS.B , 5 .031% , 1/17/34 .... 1,653 –
a
5703743.SQ.FTS.B , 5 .031% , 1/17/34 .... 1,220 –
a
5708905.SQ.FTS.B , 3 .906% , 1/18/34 .... 553 –
a
5709549.SQ.FTS.B , 4 .174% , 1/18/34 .... 12,160 –
a
5708392.SQ.FTS.B , 4 .561% , 1/18/34 .... 9,171 –
a
5706022.SQ.FTS.B , 5 .179% , 1/18/34 .... 194 –
a
5721102.SQ.FTS.B , 4 .871% , 1/20/34 .... 1,302 –
a
5728577.SQ.FTS.B , 4 .56% , 1/21/34 ..... 3,241 –
a
5732624.SQ.FTS.B , 4 .56% , 1/22/34 ..... 11,619 –
a
5731303.SQ.FTS.B , 4 .574% , 1/22/34 .... 1,418 –
a
5735573.SQ.FTS.B , 4 .403% , 1/24/34 .... 5,816 1
a
5737632.SQ.FTS.B , 3 .931% , 1/25/34 .... 5,796 –
a
5741303.SQ.FTS.B , 4 .567% , 1/26/34 .... 2,044 –
a
5751520.SQ.FTS.B , 3 .308% , 1/28/34 .... 2,991 –
a
5752156.SQ.FTS.B , 5 .022% , 1/28/34 .... 968 –
a
5754310.SQ.FTS.B , 3 .164% , 1/29/34 .... 1,070 –
a
5756610.SQ.FTS.B , 3 .774% , 1/29/34 .... 4,556 –
a
5755879.SQ.FTS.B , 5 .119% , 1/29/34 .... 3,261 –
a
5757607.SQ.FTS.B , 3 .929% , 1/31/34 .... 9,346 –
a
5760954.SQ.FTS.B , 4 .102% , 2/01/34 .... 2,824 –
a
5759456.SQ.FTS.B , 4 .122% , 2/01/34 .... 76 –
a
5758291.SQ.FTS.B , 4 .565% , 2/01/34 .... 5,772 –
a
5767488.SQ.FTS.B , 4 .566% , 2/03/34 .... 1,233 –
a
5773116.SQ.FTS.B , 4 .87% , 2/04/34 ..... 3,729 –
a
5777772.SQ.FTS.B , 4 .558% , 2/05/34 .... 8,178 –
a
5778008.SQ.FTS.B , 4 .687% , 2/05/34 .... 4,729 –
a
5781951.SQ.FTS.B , 4 .557% , 2/08/34 .... 4,019 –
a
5784874.SQ.FTS.B , 5 .153% , 2/09/34 .... 3,818 –
a
5792518.SQ.FTS.B , 4 .876% , 2/10/34 .... 16,456 –
a
5802478.SQ.FTS.B , 3 .774% , 2/11/34 .... 7,637 –
a
5812068.SQ.FTS.B , 3 .302% , 2/12/34 .... 2,493 –
a
5809201.SQ.FTS.B , 3 .975% , 2/12/34 .... 718 –
a
5812645.SQ.FTS.B , 4 .529% , 2/12/34 .... 13,622 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5810852.SQ.FTS.B , 4 .558% , 2/12/34 .... $ 3,602 $ –
a
5813253.SQ.FTS.B , 4 .558% , 2/12/34 .... 7,311 –
a
5813184.SQ.FTS.B , 4 .894% , 2/12/34 .... 1,676 –
a
5813462.SQ.FTS.B , 4 .687% , 2/13/34 .... 1,394 –
a
5814016.SQ.FTS.B , 4 .876% , 2/13/34 .... 2,868 –
a
5814576.SQ.FTS.B , 3 .308% , 2/14/34 .... 2,223 –
a
5816945.SQ.FTS.B , 4 .876% , 2/15/34 .... 4,384 –
a
5815447.SQ.FTS.B , 5 .156% , 2/15/34 .... 1,227 –
a
5817070.SQ.FTS.B , 5 .158% , 2/15/34 .... 30,140 –
a
5823345.SQ.FTS.B , 3 .944% , 2/17/34 .... 1,884 –
a
5825002.SQ.FTS.B , 4 .56% , 2/17/34 ..... 35,998 –
a
5823283.SQ.FTS.B , 4 .633% , 2/17/34 .... 18 –
a
5824742.SQ.FTS.B , 4 .688% , 2/17/34 .... 3,323 –
a
5825354.SQ.FTS.B , 4 .723% , 2/17/34 .... 4,905 –
a
5827842.SQ.FTS.B , 4 .561% , 2/18/34 .... 7,668 –
a
5830440.SQ.FTS.B , 4 .562% , 2/18/34 .... 2,577 –
a
5828926.SQ.FTS.B , 4 .685% , 2/18/34 .... 17,907 –
a
5832209.SQ.FTS.B , 4 .403% , 2/19/34 .... 26,120 –
a
5832576.SQ.FTS.B , 4 .581% , 2/19/34 .... 132 –
a
5832609.SQ.FTS.B , 4 .929% , 2/19/34 .... 2,194 –
a
5834318.SQ.FTS.B , 3 .304% , 2/20/34 .... 8,185 –
a
5834294.SQ.FTS.B , 4 .537% , 2/20/34 .... 502 –
a
5835079.SQ.FTS.B , 5 .031% , 2/20/34 .... 683 –
a
5837211.SQ.FTS.B , 4 .56% , 2/22/34 ..... 2,901 –
a
5837315.SQ.FTS.B , 4 .561% , 2/22/34 .... 4,547 –
a
5837252.SQ.FTS.B , 5 .262% , 2/22/34 .... 1,427 –
a
5840394.SQ.FTS.B , 4 .809% , 2/23/34 .... 7,735 –
a
5839815.SQ.FTS.B , 4 .859% , 2/23/34 .... 615 –
a
5842093.SQ.FTS.B , 4 .874% , 2/23/34 .... 1,240 –
a
5851647.SQ.FTS.B , 4 .534% , 2/25/34 .... 1,396 –
a
5848551.SQ.FTS.B , 4 .685% , 2/25/34 .... 1,094 –
a
5852027.SQ.FTS.B , 4 .82% , 2/26/34 ..... 947 –
a
5854311.SQ.FTS.B , 5 .158% , 2/26/34 .... 663 –
a
5853740.SQ.FTS.B , 5 .288% , 2/26/34 .... 2,104 –
a
5855240.SQ.FTS.B , 5 .19% , 2/27/34 ..... 6,098 –
a
5866864.SQ.FTS.B , 4 .019% , 2/28/34 .... 2,965 –
a
5857039.SQ.FTS.B , 4 .523% , 2/28/34 .... 219 –
a
5861134.SQ.FTS.B , 4 .529% , 2/28/34 .... 14,061 2
a
5856353.SQ.FTS.B , 4 .567% , 2/28/34 .... 351 –
a
5866568.SQ.FTS.B , 4 .617% , 2/28/34 .... 2,638 –
a
5855911.SQ.FTS.B , 4 .687% , 2/28/34 .... 2,925 –
a
5861125.SQ.FTS.B , 4 .772% , 2/28/34 .... 619 –
a
5856586.SQ.FTS.B , 5 .028% , 2/28/34 .... 1,930 –
a
5862630.SQ.FTS.B , 5 .067% , 2/28/34 .... 5,065 –
a
5873819.SQ.FTS.B , 5 .09% , 3/01/34 ..... 1,232 –
a
5874482.SQ.FTS.B , 4 .762% , 3/02/34 .... 657 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
5874329.SQ.FTS.B , 5 .179% , 3/02/34 .... $ 422 $ –
a
5877776.SQ.FTS.B , 5 .458% , 3/03/34 .... 691 –
a
5878846.SQ.FTS.B , 5 .302% , 3/05/34 .... 356 –
a
5885192.SQ.FTS.B , 5 .384% , 3/07/34 .... 2,394 –
a
5884477.SQ.FTS.B , 5 .518% , 3/07/34 .... 988 –
a
5883334.SQ.FTS.B , 5 .524% , 3/07/34 .... 1,109 –
a
5889080.SQ.FTS.B , 4 .718% , 3/08/34 .... 771 –
a
5889436.SQ.FTS.B , 4 .844% , 3/08/34 .... 14,724 –
a
5889875.SQ.FTS.B , 5 .174% , 3/08/34 .... 97 –
a
5889597.SQ.FTS.B , 5 .287% , 3/08/34 .... 1,085 –
a
5894091.SQ.FTS.B , 4 .599% , 3/09/34 .... 2,167 –
a
5893929.SQ.FTS.B , 4 .751% , 3/09/34 .... 788 –
a
5893541.SQ.FTS.B , 5 .441% , 3/09/34 .... 4,112 –
a
5893815.SQ.FTS.B , 5 .451% , 3/09/34 .... 1,195 –
a
5898769.SQ.FTS.B , 3 .93% , 3/12/34 ..... 2,169 –
a
5898320.SQ.FTS.B , 5 .031% , 3/12/34 .... 8,262 –
a
5900989.SQ.FTS.B , 3 .935% , 3/13/34 .... 5,386 –
a
5900390.SQ.FTS.B , 4 .434% , 3/13/34 .... 13,495 –
a
5900600.SQ.FTS.B , 5 .093% , 3/13/34 .... 7,701 –
a
5903864.SQ.FTS.B , 5 .043% , 3/14/34 .... 2,296 –
a
5911495.SQ.FTS.B , 4 .309% , 3/16/34 .... 40,359 3
a
5910869.SQ.FTS.B , 5 .031% , 3/16/34 .... 2,092 –
a
5913989.SQ.FTS.B , 5 .445% , 3/17/34 .... 1,336 –
a
5914396.SQ.FTS.B , 5 .177% , 3/18/34 .... 1,467 –
a
5915505.SQ.FTS.B , 5 .283% , 3/19/34 .... 16,318 1
a
5917707.SQ.FTS.B , 5 .541% , 3/19/34 .... 3,053 –
a
5921285.SQ.FTS.B , 4 .747% , 3/20/34 .... 2,698 –
a
5921918.SQ.FTS.B , 5 .156% , 3/20/34 .... 11,547 –
a
5923022.SQ.FTS.B , 5 .284% , 3/21/34 .... 1,435 –
a
5934059.SQ.FTS.B , 5 .076% , 3/24/34 .... 1,242 –
a
5934219.SQ.FTS.B , 5 .158% , 3/24/34 .... 22,371 –
a
5934730.SQ.FTS.B , 4 .74% , 3/25/34 ..... 2,564 –
a
5936923.SQ.FTS.B , 4 .526% , 3/26/34 .... 9,927 –
a
5938584.SQ.FTS.B , 5 .097% , 3/26/34 .... 6,806 –
a
5937124.SQ.FTS.B , 5 .189% , 3/26/34 .... 181 –
a
5941367.SQ.FTS.B , 4 .717% , 3/27/34 .... 4,768 –
a
5945082.SQ.FTS.B , 3 .927% , 3/28/34 .... 2,500 –
a
5943947.SQ.FTS.B , 4 .74% , 3/28/34 ..... 1,308 –
a
5945214.SQ.FTS.B , 5 .367% , 3/28/34 .... 656 –
a
5950686.SQ.FTS.B , 4 .744% , 3/29/34 .... 810 –
a
5954440.SQ.FTS.B , 4 .843% , 3/30/34 .... 7,514 –
a
5953097.SQ.FTS.B , 5 .031% , 3/30/34 .... 885 –
a
5956888.SQ.FTS.B , 4 .221% , 4/02/34 .... 2,980 –
a
5956650.SQ.FTS.B , 5 .084% , 4/02/34 .... 389 –
a
5956268.SQ.FTS.B , 5 .096% , 4/02/34 .... 609 –
a
5960434.SQ.FTS.B , 5 .182% , 4/03/34 .... 375 –

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
5959931.SQ.FTS.B , 5 .429% , 4/03/34 .... $ 1,644 $ –
a
5959978.SQ.FTS.B , 5 .543% , 4/03/34 .... 1,182 –
a
5966156.SQ.FTS.B , 4 .03% , 4/05/34 ..... 4,893 –
a
5964109.SQ.FTS.B , 5 .28% , 4/05/34 ..... 3,134 1
a
5980129.SQ.FTS.B , 4 .947% , 4/10/34 .... 695 –
a
5981924.SQ.FTS.B , 4 .843% , 4/11/34 .... 12,026 1
a
5983869.SQ.FTS.B , 5 .031% , 4/11/34 .... 1,723 –
a
5983705.SQ.FTS.B , 5 .441% , 4/11/34 .... 4,402 –
a
5986027.SQ.FTS.B , 5 .095% , 4/12/34 .... 3,601 –
a
5991404.SQ.FTS.B , 4 .591% , 4/13/34 .... 1,795 –
a
5995853.SQ.FTS.B , 4 .028% , 4/14/34 .... 7,553 –
a
5995769.SQ.FTS.B , 4 .938% , 4/14/34 .... 4,698 –
a
5996582.SQ.FTS.B , 5 .428% , 4/15/34 .... 330 –
a
6000328.SQ.FTS.B , 5 .275% , 4/17/34 .... 2,618 –
a
6001519.SQ.FTS.B , 4 .591% , 4/18/34 .... 505 –
a
6010572.SQ.FTS.B , 4 .216% , 4/20/34 .... 6,145 –
a
6010705.SQ.FTS.B , 4 .906% , 4/20/34 .... 4,090 –
a
6015748.SQ.FTS.B , 4 .756% , 4/21/34 .... 3,151 –
a
6023977.SQ.FTS.B , 5 .196% , 4/25/34 .... 871 –
a
6024354.SQ.FTS.B , 5 .439% , 4/26/34 .... 12,722 1
a
6037378.SQ.FTS.B , 4 .751% , 4/29/34 .... 732 –
a
6038361.SQ.FTS.B , 4 .526% , 4/30/34 .... 2,968 –
a
6057823.SQ.FTS.B , 4 .905% , 5/04/34 .... 17,364 –
a
6063087.SQ.FTS.B , 4 .305% , 5/07/34 .... 4,299 –
a
6064155.SQ.FTS.B , 5 .379% , 5/08/34 .... 694 –
a
6064464.SQ.FTS.B , 5 .542% , 5/08/34 .... 3,001 –
a
6111911.SQ.FTS.B , 5 .379% , 5/09/34 ..... 1,257 1
a
6120978.SQ.FTS.B , 4 .769% , 5/10/34 .... 836 –
a
6123828.SQ.FTS.B , 4 .906% , 5/10/34 .... 15,343 –
a
6122851.SQ.FTS.B , 5 .157% , 5/10/34 .... 5,276 –
a
6122683.SQ.FTS.B , 5 .438% , 5/10/34 .... 9,407 –
a
6126543.SQ.FTS.B , 5 .457% , 5/12/34 .... 452 –
a
6127052.SQ.FTS.B , 5 .539% , 5/13/34 .... 2,897 –
a
6134462.SQ.FTS.B , 4 .527% , 5/15/34 .... 5,519 1
a
6143084.SQ.FTS.B , 5 .515% , 5/17/34 .... 255 2
a
6145383.SQ.FTS.B , 5 .158% , 5/18/34 .... 25,311 1
a
6147104.SQ.FTS.B , 5 .157% , 5/19/34 .... 7,588 98
a
6147718.SQ.FTS.B , 5 .373% , 5/20/34 .... 3,339 –
a
6147775.SQ.FTS.B , 5 .453% , 5/20/34 .... 1,022 –
a
6149657.SQ.FTS.B , 4 .748% , 5/21/34 .... 8,931 17
a
6149268.SQ.FTS.B , 5 .031% , 5/21/34 .... 3,411 –
a
6154074.SQ.FTS.B , 4 .534% , 5/22/34 .... 4,237 1
a
6160262.SQ.FTS.B , 4 .751% , 5/23/34 .... 4,566 1
a
6159444.SQ.FTS.B , 4 .901% , 5/23/34 .... 605 –
a
6159521.SQ.FTS.B , 5 .283% , 5/23/34 .... 1,245 14
a
6161261.SQ.FTS.B , 5 .287% , 5/24/34 .... 1,545 –
Description
Principal
Amount Value
Block, Inc. (continued)
a
6162505.SQ.FTS.B , 5 .376% , 5/25/34 .... $ 3,884 $ –
a
6164819.SQ.FTS.B , 5 .444% , 5/26/34 .... 480 –
a
6164962.SQ.FTS.B , 5 .445% , 5/26/34 .... 3,092 –
a
6169262.SQ.FTS.B , 5 .444% , 5/28/34 .... 142 –
a
6173109.SQ.FTS.B , 4 .311% , 5/29/34 .... 732 –
a
6173073.SQ.FTS.B , 4 .906% , 5/29/34 .... 1,600 –
a
6185954.SQ.FTS.B , 5 .441% , 6/03/34 .... 1,743 –
a
6185770.SQ.FTS.B , 5 .547% , 6/03/34 .... 2,564 1
a
6190982.SQ.FTS.B , 4 .314% , 6/05/34 .... 4,546 1
a
6191154.SQ.FTS.B , 5 .532% , 6/06/34 .... 2,148 1
a
6209210.SQ.FTS.B , 4 .309% , 6/09/34 .... 6,712 1
a
6209706.SQ.FTS.B , 5 .036% , 6/10/34 .... 2,538 –
a
6211694.SQ.FTS.B , 5 .372% , 6/12/34 .... 3,075 1
a
6217699.SQ.FTS.B , 4 .748% , 6/13/34 .... 3,192 2
a
6217315.SQ.FTS.B , 5 .031% , 6/13/34 .... 687 –
a
6220586.SQ.FTS.B , 5 .031% , 6/14/34 .... 3,429 1
a
6220625.SQ.FTS.B , 5 .378% , 6/14/34 .... 8,814 2
a
6227194.SQ.FTS.B , 5 .02% , 6/16/34 ..... 1,900 108
a
6236255.SQ.FTS.B , 5 .436% , 6/18/34 .... 2,023 –
a
6237088.SQ.FTS.B , 4 .742% , 6/19/34 .... 1,309 1
a
6237213.SQ.FTS.B , 5 .438% , 6/19/34 .... 994 1
a
6243468.SQ.FTS.B , 4 .969% , 6/20/34 .... 12,676 4
a
6243792.SQ.FTS.B , 5 .374% , 6/21/34 .... 2,999 4
a
6245571.SQ.FTS.B , 5 .674% , 6/21/34 .... 533 –
a
6254473.SQ.FTS.B , 5 .251% , 6/23/34 .... 14,552 384
a
6254361.SQ.FTS.B , 5 .374% , 6/23/34 .... 1,745 1
a
6254841.SQ.FTS.B , 5 .443% , 6/23/34 .... 5,392 211
a
6259695.SQ.FTS.B , 5 .545% , 6/27/34 .... 2,225 1
a
6265153.SQ.FTS.B , 5 .127% , 6/29/34 .... 11,421 18
a
6266370.SQ.FTS.B , 5 .252% , 6/29/34 .... 8,319 593
a
6272382.SQ.FTS.B , 4 .748% , 7/02/34 .... 799 14
a
6275326.SQ.FTS.B , 5 .44% , 7/03/34 ..... 2,114 2
a
6277033.SQ.FTS.B , 5 .25% , 7/04/34 ..... 3,011 3
a
6278139.SQ.FTS.B , 5 .61% , 7/04/34 ..... 931 1
a
6282812.SQ.FTS.B , 4 .969% , 7/06/34 .... 15,894 18
a
6285291.SQ.FTS.B , 4 .969% , 7/06/34 .... 21,510 16
a
6285821.SQ.FTS.B , 5 .609% , 7/07/34 .... 1,998 3
a
6300866.SQ.FTS.B , 5 .66% , 7/13/34 ..... 274 –
a
6309341.SQ.FTS.B , 5 .767% , 7/18/34 .... 1,719 1
a
6314763.SQ.FTS.B , 4 .749% , 7/19/34 .... 982 2
a
6319056.SQ.FTS.B , 4 .748% , 7/21/34 .... 430 –
a
6351823.SQ.FTS.B , 4 .966% , 7/24/34 .... 1,978 155
a
6353581.SQ.FTS.B , 5 .118% , 7/24/34 .... 916 2
a
6351975.SQ.FTS.B , 5 .478% , 7/24/34 .... 2,638 4
a
6359468.SQ.FTS.B , 5 .627% , 7/26/34 .... 432 1
a
6370285.SQ.FTS.B , 5 .757% , 7/30/34 .... 1,998 7

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6372961.SQ.FTS.B , 5 .377% , 7/31/34 .... $ 57,137 $ 76
a
6379092.SQ.FTS.B , 5 .66% , 8/02/34 ..... 954 1
a
6378866.SQ.FTS.B , 5 .756% , 8/02/34 .... 200 21
a
6382243.SQ.FTS.B , 4 .969% , 8/03/34 .... 40,502 118
a
6386635.SQ.FTS.B , 4 .99% , 8/05/34 ..... 1,423 1
a
6389269.SQ.FTS.B , 5 .373% , 8/06/34 .... 5,046 3
a
6389202.SQ.FTS.B , 5 .751% , 8/06/34 .... 3,677 15
a
6392987.SQ.FTS.B , 4 .75% , 8/07/34 ..... 7,102 13
a
6392793.SQ.FTS.B , 5 .48% , 8/07/34 ..... 432 1
a
6393441.SQ.FTS.B , 4 .971% , 8/08/34 .... 2,464 3
a
6404033.SQ.FTS.B , 4 .755% , 8/11/34 .... 2,159 2
a
6410608.SQ.FTS.B , 5 .471% , 8/14/34 .... 23,537 21
a
6413090.SQ.FTS.B , 5 .251% , 8/15/34 .... 14,328 12
a
6422493.SQ.FTS.B , 4 .96% , 8/17/34 ..... 96 –
a
6424176.SQ.FTS.B , 4 .969% , 8/18/34 .... 22,930 28
a
6427394.SQ.FTS.B , 4 .75% , 8/21/34 ..... 24,524 78
a
6427044.SQ.FTS.B , 5 .471% , 8/21/34 .... 637 –
a
6431015.SQ.FTS.B , 4 .969% , 8/22/34 .... 3,234 5
a
6439616.SQ.FTS.B , 4 .969% , 8/23/34 .... 2,924 11
a
6439850.SQ.FTS.B , 5 .472% , 8/23/34 .... 7,981 44
a
6436390.SQ.FTS.B , 5 .597% , 8/23/34 .... 3,413 6
a
6442480.SQ.FTS.B , 5 .383% , 8/24/34 .... 1,919 85
a
6451818.SQ.FTS.B , 4 .528% , 8/28/34 .... 32,683 43
a
6452723.SQ.FTS.B , 4 .75% , 8/28/34 ..... 1,879 2
a
6454314.SQ.FTS.B , 4 .97% , 9/01/34 ..... 6,133 9
a
6461434.SQ.FTS.B , 5 .252% , 9/03/34 .... 6,632 20
a
6464078.SQ.FTS.B , 5 .121% , 9/04/34 .... 818 56
a
6467555.SQ.FTS.B , 5 .377% , 9/06/34 .... 3,596 10
a
6465421.SQ.FTS.B , 5 .451% , 9/06/34 .... 1,180 3
a
6470092.SQ.FTS.B , 5 .469% , 9/07/34 .... 3,558 485
a
6475454.SQ.FTS.B , 5 .126% , 9/08/34 .... 2,557 4
a
6475554.SQ.FTS.B , 5 .597% , 9/08/34 .... 8,062 8
a
6481328.SQ.FTS.B , 4 .748% , 9/09/34 .... 6,302 27
a
6483513.SQ.FTS.B , 4 .528% , 9/10/34 .... 7,992 33
a
6484336.SQ.FTS.B , 5 .253% , 9/10/34 .... 22,221 47
a
6484909.SQ.FTS.B , 5 .468% , 9/10/34 .... 730 136
a
6488356.SQ.FTS.B , 5 .66% , 9/13/34 ..... 3,633 7
a
6496050.SQ.FTS.B , 5 .598% , 9/15/34 .... 2,621 4
a
6503201.SQ.FTS.B , 4 .755% , 9/17/34 .... 1,828 6
a
6508534.SQ.FTS.B , 5 .66% , 9/20/34 ..... 3,125 6
a
6523267.SQ.FTS.B , 4 .84% , 9/24/34 ..... 5,923 32
a
6531074.SQ.FTS.B , 5 .031% , 9/28/34 .... 24,833 42
a
6533670.SQ.FTS.B , 5 .44% , 9/28/34 ..... 2,210 15
a
6534257.SQ.FTS.B , 4 .971% , 9/29/34 .... 963 71
a
6535323.SQ.FTS.B , 5 .252% , 9/29/34 .... 1,498 4
a
6537472.SQ.FTS.B , 5 .437% , 9/29/34 .... 2,567 4
Description
Principal
Amount Value
Block, Inc. (continued)
a
6544501.SQ.FTS.B , 4 .967% , 9/30/34 .... $ 1,687 $ 490
a
6541353.SQ.FTS.B , 5 .597% , 9/30/34 .... 1,077 279
a
6547411.SQ.FTS.B , 4 .749% , 10/01/34 ... 14,177 42
a
6552948.SQ.FTS.B , 5 .131% , 10/04/34 ... 1,758 4
a
6553144.SQ.FTS.B , 5 .44% , 10/04/34 .... 734 2
a
6563116.SQ.FTS.B , 5 .436% , 10/07/34 ... 626 4
a
6566625.SQ.FTS.B , 5 .189% , 10/08/34 ... 10,420 25
a
6570679.SQ.FTS.B , 5 .44% , 10/10/34 .... 15,812 45
a
6576266.SQ.FTS.B , 4 .743% , 10/12/34 ... 801 55
a
6577981.SQ.FTS.B , 5 .251% , 10/12/34 ... 10,021 67
a
6581786.SQ.FTS.B , 5 .755% , 10/13/34 ... 584 4
a
6582337.SQ.FTS.B , 6 .008% , 10/13/34 ... 569 52
a
6592468.SQ.FTS.B , 5 .188% , 10/18/34 ... 26,389 50
a
6591444.SQ.FTS.B , 6 .157% , 10/18/34 ... 1,914 8
a
6608563.SQ.FTS.B , 5 .569% , 10/24/34 ... 1,599 108
a
6608375.SQ.FTS.B , 6 .263% , 10/24/34 ... 1,568 13
a
6614457.SQ.FTS.B , 5 .759% , 10/26/34 ... 2,216 19
a
6617414.SQ.FTS.B , 6 .006% , 10/27/34 ... 2,152 186
a
6623607.SQ.FTS.B , 6 .419% , 10/28/34 ... 2,737 20
a
6624957.SQ.FTS.B , 6 .411% , 10/30/34 ... 3,183 10
a
6628247.SQ.FTS.B , 4 .937% , 11/01/34 ... 3,665 35
a
6626404.SQ.FTS.B , 6 .006% , 11/01/34 ... 693 3
a
6628104.SQ.FTS.B , 6 .162% , 11/01/34 ... 8,424 21
a
6629787.SQ.FTS.B , 5 .57% , 11/02/34 .... 7,692 60
a
6632388.SQ.FTS.B , 6 .413% , 11/02/34 ... 6,201 37
a
6633231.SQ.FTS.B , 4 .745% , 11/03/34 ... 238 1
a
6639032.SQ.FTS.B , 5 .442% , 11/04/34 ... 11,342 106
a
6644191.SQ.FTS.B , 5 .189% , 11/05/34 ... 32,363 139
a
6641907.SQ.FTS.B , 5 .372% , 11/05/34 ... 3,766 20
a
6641788.SQ.FTS.B , 5 .445% , 11/05/34 ... 1,794 13
a
6651688.SQ.FTS.B , 4 .654% , 11/09/34 ... 53,478 205
a
6649660.SQ.FTS.B , 5 .185% , 11/09/34 ... 121 1
a
6651437.SQ.FTS.B , 5 .454% , 11/09/34 ... 499 122
a
6655130.SQ.FTS.B , 5 .442% , 11/10/34 ... 974 4
a
6657882.SQ.FTS.B , 5 .189% , 11/11/34 ... 9,296 3,328
a
6663871.SQ.FTS.B , 4 .935% , 11/12/34 ... 3,838 21
a
6662849.SQ.FTS.B , 4 .936% , 11/12/34 ... 4,461 42
a
6662189.SQ.FTS.B , 6 .013% , 11/12/34 ... 858 4
a
6664005.SQ.FTS.B , 6 .167% , 11/12/34 ... 3,617 22
a
6665226.SQ.FTS.B , 6 .006% , 11/13/34 ... 463 49
a
6668780.SQ.FTS.B , 5 .566% , 11/15/34 ... 9,273 38
a
6672424.SQ.FTS.B , 5 .377% , 11/16/34 ... 4,756 1,421
a
6670037.SQ.FTS.B , 5 .571% , 11/16/34 ... 6,805 32
a
6674961.SQ.FTS.B , 5 .44% , 11/17/34 .... 5,853 23
a
6678696.SQ.FTS.B , 4 .936% , 11/18/34 ... 19,360 102
a
6681578.SQ.FTS.B , 4 .937% , 11/18/34 ... 10,776 67

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6679343.SQ.FTS.B , 5 .379% , 11/18/34 ... $ 3,191 $ 25
a
6684387.SQ.FTS.B , 4 .738% , 11/19/34 ... 1,197 5
a
6682519.SQ.FTS.B , 5 .381% , 11/19/34 ... 771 4
a
6685009.SQ.FTS.B , 5 .752% , 11/20/34 ... 2,633 15
a
6685907.SQ.FTS.B , 5 .568% , 11/21/34 ... 6,801 751
a
6686639.SQ.FTS.B , 4 .937% , 11/22/34 ... 1,131 8
a
6686940.SQ.FTS.B , 4 .937% , 11/22/34 ... 2,880 288
a
6689856.SQ.FTS.B , 4 .659% , 11/23/34 ... 4,087 29
a
6692529.SQ.FTS.B , 5 .186% , 11/23/34 ... 6,099 30
a
6689979.SQ.FTS.B , 5 .377% , 11/23/34 ... 12,919 122
a
6709316.SQ.FTS.B , 5 .767% , 11/29/34 ... 152 49
a
6719810.SQ.FTS.B , 6 .432% , 12/01/34 ... 1,571 8
a
6724464.SQ.FTS.B , 4 .747% , 12/02/34 ... 9,907 74
a
6725712.SQ.FTS.B , 5 .757% , 12/03/34 ... 1,865 755
a
6729931.SQ.FTS.B , 6 .262% , 12/05/34 ... 5,140 38
a
6731838.SQ.FTS.B , 4 .654% , 12/06/34 ... 5,855 40
a
6731255.SQ.FTS.B , 5 .188% , 12/06/34 ... 1,286 17
a
6730881.SQ.FTS.B , 5 .755% , 12/06/34 ... 5,649 1,947
a
6737291.SQ.FTS.B , 5 .203% , 12/07/34 ... 1,511 16
a
6742103.SQ.FTS.B , 6 .26% , 12/08/34 .... 970 12
a
6746092.SQ.FTS.B , 4 .659% , 12/09/34 ... 1,222 8
a
6745247.SQ.FTS.B , 4 .74% , 12/09/34 .... 775 7
a
6746977.SQ.FTS.B , 5 .188% , 12/10/34 ... 15,911 77
a
6753247.SQ.FTS.B , 4 .655% , 12/13/34 ... 9,691 142
a
6753008.SQ.FTS.B , 4 .749% , 12/13/34 ... 6,085 35
a
6756294.SQ.FTS.B , 5 .751% , 12/14/34 ... 3,030 1,074
a
6764489.SQ.FTS.B , 4 .937% , 12/15/34 ... 21,402 243
a
6770530.SQ.FTS.B , 5 .39% , 12/19/34 .... 1,058 8
a
6771134.SQ.FTS.B , 6 .006% , 12/19/34 ... 18,506 105
a
6774551.SQ.FTS.B , 5 .567% , 12/20/34 ... 17,810 159
a
6781272.SQ.FTS.B , 5 .566% , 12/22/34 ... 37,439 627
a
6783369.SQ.FTS.B , 6 .27% , 12/23/34 .... 1,854 23
a
6792314.SQ.FTS.B , 6 .005% , 12/27/34 ... 6,421 57
a
6795315.SQ.FTS.B , 6 .417% , 12/28/34 ... 1,229 21
a
6800044.SQ.FTS.B , 6 .258% , 12/29/34 ... 4,878 38
a
6804745.SQ.FTS.B , 5 .449% , 12/30/34 ... 180 25
a
6806677.SQ.FTS.B , 5 .568% , 12/30/34 ... 3,293 29
a
6808256.SQ.FTS.B , 5 .546% , 1/01/35 .... 794 11
a
6812850.SQ.FTS.B , 4 .652% , 1/03/35 .... 1,848 23
a
6812517.SQ.FTS.B , 5 .566% , 1/03/35 .... 14,910 241
a
6811483.SQ.FTS.B , 6 .005% , 1/03/35 .... 2,326 964
a
6810642.SQ.FTS.B , 6 .009% , 1/03/35 .... 5,633 63
a
6815367.SQ.FTS.B , 5 .371% , 1/05/35 .... 1,775 26
a
6822097.SQ.FTS.B , 4 .751% , 1/06/35 .... 1,805 19
a
6818955.SQ.FTS.B , 4 .938% , 1/06/35 .... 7,512 72
a
6826532.SQ.FTS.B , 5 .749% , 1/08/35 .... 3,960 20
Description
Principal
Amount Value
Block, Inc. (continued)
a
6830364.SQ.FTS.B , 5 .755% , 1/10/35 .... $ 2,319 $ 987
a
6833356.SQ.FTS.B , 5 .379% , 1/11/35 .... 5,112 2,162
a
6836269.SQ.FTS.B , 4 .747% , 1/12/35 .... 758 7
a
6833875.SQ.FTS.B , 5 .189% , 1/12/35 .... 1,457 253
a
6836478.SQ.FTS.B , 5 .749% , 1/12/35 .... 673 11
a
6841626.SQ.FTS.B , 4 .748% , 1/13/35 .... 5,625 64
a
6840598.SQ.FTS.B , 5 .567% , 1/13/35 .... 9,338 126
a
6838796.SQ.FTS.B , 6 .176% , 1/13/35 .... 1,173 15
a
6839643.SQ.FTS.B , 6 .205% , 1/13/35 .... 576 8
a
6843667.SQ.FTS.B , 6 .415% , 1/14/35 .... 32,216 544
a
6845960.SQ.FTS.B , 4 .748% , 1/15/35 .... 2,479 23
a
6846131.SQ.FTS.B , 5 .747% , 1/15/35 .... 1,460 503
a
6846797.SQ.FTS.B , 5 .191% , 1/16/35 .... 623 93
a
6846652.SQ.FTS.B , 5 .773% , 1/16/35 .... 185 3
a
6849498.SQ.FTS.B , 4 .655% , 1/17/35 .... 5,530 74
a
6849711.SQ.FTS.B , 4 .743% , 1/17/35 .... 628 8
a
6849119.SQ.FTS.B , 5 .563% , 1/17/35 .... 1,330 679
a
6848265.SQ.FTS.B , 6 .172% , 1/17/35 .... 1,144 17
a
6852615.SQ.FTS.B , 4 .756% , 1/18/35 .... 1,041 9
a
6855849.SQ.FTS.B , 4 .653% , 1/19/35 .... 3,444 663
a
6862957.SQ.FTS.B , 6 .254% , 1/21/35 .... 4,171 41
a
6868391.SQ.FTS.B , 5 .436% , 1/24/35 .... 1,629 691
a
6870054.SQ.FTS.B , 4 .921% , 1/25/35 .... 591 259
a
6871369.SQ.FTS.B , 5 .567% , 1/25/35 .... 499 15
a
6871155.SQ.FTS.B , 6 .012% , 1/25/35 .... 3,560 32
a
6873383.SQ.FTS.B , 6 .15% , 1/26/35 ..... 334 6
a
6880856.SQ.FTS.B , 5 .366% , 1/28/35 .... 1,568 22
a
6884403.SQ.FTS.B , 5 .582% , 1/29/35 .... 131 60
a
6884787.SQ.FTS.B , 6 .262% , 1/29/35 .... 3,067 48
a
6888979.SQ.FTS.B , 5 .187% , 1/31/35 .... 350 153
a
6889119.SQ.FTS.B , 6 .008% , 1/31/35 .... 3,513 44
a
6889109.SQ.FTS.B , 6 .258% , 1/31/35 .... 1,082 168
a
6891067.SQ.FTS.B , 6 .255% , 2/01/35 .... 5,566 67
a
6895588.SQ.FTS.B , 4 .657% , 2/02/35 .... 10,603 95
a
6895440.SQ.FTS.B , 5 .187% , 2/02/35 .... 905 500
a
6893023.SQ.FTS.B , 5 .378% , 2/02/35 .... 14,273 173
a
6899300.SQ.FTS.B , 4 .643% , 2/03/35 .... 1,221 24
a
6899194.SQ.FTS.B , 4 .754% , 2/03/35 .... 463 7
a
6903284.SQ.FTS.B , 4 .654% , 2/04/35 .... 3,163 35
a
6904989.SQ.FTS.B , 5 .189% , 2/05/35 .... 22,178 10,477
a
6904822.SQ.FTS.B , 5 .573% , 2/05/35 .... 285 67
a
6908001.SQ.FTS.B , 5 .565% , 2/07/35 .... 23,167 175
a
6908375.SQ.FTS.B , 6 .005% , 2/07/35 .... 3,730 64
a
6909141.SQ.FTS.B , 5 .379% , 2/08/35 .... 19,068 288
a
6909057.SQ.FTS.B , 6 .25% , 2/08/35 ..... 172 72
a
6912801.SQ.FTS.B , 4 .747% , 2/09/35 .... 69 14

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
6913052.SQ.FTS.B , 4 .942% , 2/09/35 .... $ 2,970 $ 705
a
6914678.SQ.FTS.B , 5 .758% , 2/09/35 .... 3,385 71
a
6916173.SQ.FTS.B , 5 .577% , 2/10/35 .... 512 8
a
6920447.SQ.FTS.B , 6 .006% , 2/11/35 .... 24,973 476
a
6923496.SQ.FTS.B , 6 .258% , 2/15/35 .... 7,811 3,821
a
6934833.SQ.FTS.B , 4 .938% , 2/17/35 .... 4,744 161
a
6934329.SQ.FTS.B , 6 .258% , 2/17/35 .... 12,367 219
a
6936990.SQ.FTS.B , 4 .748% , 2/18/35 .... 3,340 31
a
6937130.SQ.FTS.B , 6 .132% , 2/18/35 .... 381 70
a
6938552.SQ.FTS.B , 6 .416% , 2/18/35 .... 6,233 100
a
6942251.SQ.FTS.B , 4 .656% , 2/20/35 .... 3,601 88
a
6946078.SQ.FTS.B , 4 .937% , 2/21/35 .... 1,495 764
a
6943720.SQ.FTS.B , 5 .189% , 2/21/35 .... 232 146
a
6946120.SQ.FTS.B , 6 .164% , 2/21/35 .... 10,031 121
a
6944161.SQ.FTS.B , 6 .261% , 2/21/35 .... 1,708 374
a
6962127.SQ.FTS.B , 5 .57% , 2/25/35 ..... 224 131
a
6963512.SQ.FTS.B , 5 .747% , 2/27/35 .... 400 227
a
6966531.SQ.FTS.B , 4 .749% , 2/28/35 .... 3,997 29
a
6978952.SQ.FTS.B , 4 .937% , 2/28/35 .... 51,491 1,326
a
6967741.SQ.FTS.B , 5 .189% , 2/28/35 .... 1,476 822
a
6968020.SQ.FTS.B , 5 .197% , 2/28/35 .... 272 155
a
6966362.SQ.FTS.B , 5 .376% , 2/28/35 .... 288 71
a
6969402.SQ.FTS.B , 5 .444% , 2/28/35 .... 576 319
a
6968103.SQ.FTS.B , 5 .455% , 2/28/35 .... 537 13
a
6966621.SQ.FTS.B , 5 .569% , 2/28/35 .... 1,752 49
a
6971755.SQ.FTS.B , 5 .975% , 2/28/35 .... 353 5
a
6970716.SQ.FTS.B , 6 .005% , 2/28/35 .... 3,208 1,665
a
6978456.SQ.FTS.B , 6 .154% , 2/28/35 .... 188 96
a
6966412.SQ.FTS.B , 6 .167% , 2/28/35 .... 2,449 36
a
6978418.SQ.FTS.B , 6 .247% , 2/28/35 .... 1,258 25
a
6966854.SQ.FTS.B , 6 .26% , 2/28/35 ..... 3,823 105
a
6981964.SQ.FTS.B , 5 .376% , 3/01/35 .... 13,283 174
a
6981536.SQ.FTS.B , 5 .563% , 3/01/35 .... 1,328 199
a
6984708.SQ.FTS.B , 5 .567% , 3/02/35 .... 1,263 12
a
6986717.SQ.FTS.B , 6 .416% , 3/04/35 .... 3,734 1,931
a
6987569.SQ.FTS.B , 5 .754% , 3/05/35 .... 3,671 55
a
6993089.SQ.FTS.B , 4 .76% , 3/06/35 ..... 594 334
a
6990771.SQ.FTS.B , 5 .749% , 3/06/35 .... 52 29
a
7006776.SQ.FTS.B , 5 .756% , 3/11/35 .... 1,249 601
a
7008486.SQ.FTS.B , 5 .189% , 3/12/35 .... 478 274
a
7008210.SQ.FTS.B , 5 .566% , 3/12/35 .... 45 30
a
7009982.SQ.FTS.B , 6 .014% , 3/12/35 .... 327 171
a
7009269.SQ.FTS.B , 6 .165% , 3/12/35 .... 22,063 436
a
7014159.SQ.FTS.B , 5 .56% , 3/13/35 ..... 1,246 223
a
7014068.SQ.FTS.B , 6 .007% , 3/13/35 .... 1,017 563
a
7023270.SQ.FTS.B , 4 .935% , 3/15/35 .... 9,587 4,853
Description
Principal
Amount Value
Block, Inc. (continued)
a
7023843.SQ.FTS.B , 5 .179% , 3/15/35 .... $ 231 $ 131
a
7021732.SQ.FTS.B , 5 .376% , 3/15/35 .... 2,798 698
a
7021699.SQ.FTS.B , 5 .77% , 3/15/35 ..... 612 397
a
7020921.SQ.FTS.B , 6 .005% , 3/15/35 .... 430 231
a
7021179.SQ.FTS.B , 6 .019% , 3/15/35 .... 189 105
a
7022730.SQ.FTS.B , 6 .259% , 3/15/35 .... 3,666 82
a
7025304.SQ.FTS.B , 4 .941% , 3/16/35 .... 190 116
a
7024745.SQ.FTS.B , 5 .76% , 3/16/35 ..... 1,045 549
a
7028537.SQ.FTS.B , 5 .189% , 3/18/35 .... 66,996 1,003
a
7029537.SQ.FTS.B , 5 .566% , 3/18/35 .... 527 353
a
7033222.SQ.FTS.B , 4 .937% , 3/19/35 .... 3,780 2,526
a
7032279.SQ.FTS.B , 5 .567% , 3/19/35 .... 1,308 721
a
7035266.SQ.FTS.B , 5 .192% , 3/20/35 .... 483 300
a
7043444.SQ.FTS.B , 5 .376% , 3/21/35 .... 6,529 168
a
7040179.SQ.FTS.B , 5 .564% , 3/21/35 .... 10,880 239
a
7041176.SQ.FTS.B , 6 .004% , 3/21/35 .... 320 188
a
7043824.SQ.FTS.B , 6 .007% , 3/22/35 .... 160 90
a
7046836.SQ.FTS.B , 6 .261% , 3/22/35 .... 2,078 620
a
7050197.SQ.FTS.B , 4 .749% , 3/25/35 .... 13,025 216
a
7052668.SQ.FTS.B , 4 .936% , 3/25/35 .... 1,948 68
a
7052092.SQ.FTS.B , 5 .754% , 3/25/35 .... 9,069 5,696
a
7051781.SQ.FTS.B , 5 .757% , 3/25/35 .... 1,858 1,189
a
7050592.SQ.FTS.B , 6 .263% , 3/25/35 .... 912 10
a
7054612.SQ.FTS.B , 6 .006% , 3/26/35 .... 5,385 76
a
7061323.SQ.FTS.B , 5 .189% , 3/28/35 .... 34,494 682
a
7062421.SQ.FTS.B , 6 .006% , 3/28/35 .... 896 22
a
7062617.SQ.FTS.B , 6 .164% , 3/28/35 .... 20,347 425
a
7065240.SQ.FTS.B , 5 .189% , 3/29/35 .... 261 185
a
7067874.SQ.FTS.B , 6 .003% , 3/29/35 .... 3,096 638
a
7065573.SQ.FTS.B , 6 .258% , 3/29/35 .... 13,691 462
a
7071000.SQ.FTS.B , 4 .721% , 4/02/35 .... 645 9
a
7071207.SQ.FTS.B , 5 .451% , 4/02/35 .... 170 106
a
7071948.SQ.FTS.B , 6 .248% , 4/02/35 .... 631 329
a
7074171.SQ.FTS.B , 5 .761% , 4/03/35 .... 60 38
a
7074204.SQ.FTS.B , 6 .419% , 4/03/35 .... 2,451 1,510
a
7080510.SQ.FTS.B , 6 .274% , 4/04/35 .... 1,437 32
a
7085620.SQ.FTS.B , 6 .007% , 4/05/35 .... 8,877 222
a
7089901.SQ.FTS.B , 5 .375% , 4/06/35 .... 7,927 283
a
7091540.SQ.FTS.B , 5 .756% , 4/06/35 .... 10,017 257
a
7091737.SQ.FTS.B , 6 .421% , 4/06/35 .... 949 256
a
7092933.SQ.FTS.B , 5 .76% , 4/07/35 ..... 720 374
a
7095396.SQ.FTS.B , 5 .76% , 4/09/35 ..... 2,713 1,338
a
7098792.SQ.FTS.B , 4 .653% , 4/10/35 .... 2,031 747
a
7096738.SQ.FTS.B , 5 .562% , 4/10/35 .... 1,329 765
a
7101698.SQ.FTS.B , 5 .393% , 4/11/35 .... 1,018 26
a
7102724.SQ.FTS.B , 5 .566% , 4/11/35 .... 4,584 124

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7102932.SQ.FTS.B , 6 .255% , 4/11/35 .... $ 1,825 $ 59
a
7105121.SQ.FTS.B , 4 .938% , 4/12/35 .... 1,161 40
a
7106451.SQ.FTS.B , 5 .377% , 4/12/35 .... 11,957 381
a
7105271.SQ.FTS.B , 5 .756% , 4/12/35 .... 186 122
a
7108839.SQ.FTS.B , 4 .653% , 4/13/35 .... 5,096 3,494
a
7109927.SQ.FTS.B , 6 .418% , 4/13/35 .... 8,573 146
a
7112817.SQ.FTS.B , 5 .382% , 4/14/35 .... 1,840 1,126
a
7112255.SQ.FTS.B , 6 .155% , 4/14/35 .... 2,323 46
a
7115405.SQ.FTS.B , 4 .655% , 4/16/35 .... 35,457 1,185
a
7117443.SQ.FTS.B , 4 .935% , 4/16/35 .... 315 197
a
7115331.SQ.FTS.B , 5 .762% , 4/16/35 .... 697 386
a
7121272.SQ.FTS.B , 6 .012% , 4/17/35 .... 2,783 92
a
7122345.SQ.FTS.B , 4 .762% , 4/18/35 .... 402 7
a
7123668.SQ.FTS.B , 4 .936% , 4/18/35 .... 2,218 986
a
7123343.SQ.FTS.B , 6 .006% , 4/18/35 .... 9,594 5,498
a
7134939.SQ.FTS.B , 5 .756% , 4/19/35 .... 9,292 294
a
7137611.SQ.FTS.B , 5 .189% , 4/20/35 .... 10,916 542
a
7142919.SQ.FTS.B , 5 .752% , 4/22/35 .... 515 365
a
7147597.SQ.FTS.B , 5 .364% , 4/23/35 .... 1,926 61
a
7147279.SQ.FTS.B , 5 .38% , 4/23/35 ..... 7,905 5,166
a
7149585.SQ.FTS.B , 6 .27% , 4/24/35 ..... 272 150
a
7151063.SQ.FTS.B , 6 .427% , 4/24/35 .... 65 45
a
7154719.SQ.FTS.B , 5 .759% , 4/25/35 .... 6,577 96
a
7160263.SQ.FTS.B , 6 .152% , 4/26/35 .... 684 354
a
7158189.SQ.FTS.B , 6 .269% , 4/26/35 .... 1,023 691
a
7164006.SQ.FTS.B , 5 .364% , 4/27/35 .... 146 97
a
7163217.SQ.FTS.B , 5 .773% , 4/27/35 .... 714 391
a
7163900.SQ.FTS.B , 6 .413% , 4/27/35 .... 5,443 2,901
a
7164193.SQ.FTS.B , 5 .377% , 4/28/35 .... 5,624 116
a
7165931.SQ.FTS.B , 5 .385% , 4/29/35 .... 1,875 58
a
7165983.SQ.FTS.B , 5 .757% , 4/29/35 .... 725 498
a
7172526.SQ.FTS.B , 4 .748% , 4/30/35 .... 4,439 2,409
a
7171906.SQ.FTS.B , 5 .376% , 4/30/35 .... 629 383
a
7168326.SQ.FTS.B , 5 .572% , 4/30/35 .... 1,220 749
a
7168044.SQ.FTS.B , 5 .764% , 4/30/35 .... 2,062 33
a
7176646.SQ.FTS.B , 4 .762% , 5/01/35 .... 1,231 11
a
7176634.SQ.FTS.B , 5 .445% , 5/01/35 .... 1,458 23
a
7173920.SQ.FTS.B , 5 .759% , 5/01/35 .... 716 450
a
7173881.SQ.FTS.B , 6 .415% , 5/01/35 .... 2,005 36
a
7180807.SQ.FTS.B , 4 .654% , 5/02/35 .... 2,907 138
a
7180850.SQ.FTS.B , 4 .935% , 5/02/35 .... 2,462 55
a
7179318.SQ.FTS.B , 5 .189% , 5/02/35 .... 11,376 439
a
7183657.SQ.FTS.B , 5 .987% , 5/02/35 .... 535 318
a
7187317.SQ.FTS.B , 5 .575% , 5/03/35 .... 420 253
a
7187279.SQ.FTS.B , 6 .004% , 5/03/35 .... 216 110
a
7191961.SQ.FTS.B , 5 .481% , 5/06/35 .... 251 143
Description
Principal
Amount Value
Block, Inc. (continued)
a
7196096.SQ.FTS.B , 6 .003% , 5/07/35 .... $ 8,216 $ 117
a
7198081.SQ.FTS.B , 5 .561% , 5/08/35 .... 587 315
a
7201085.SQ.FTS.B , 6 .419% , 5/08/35 .... 1,847 36
a
7203631.SQ.FTS.B , 4 .745% , 5/09/35 .... 1,386 47
a
7206523.SQ.FTS.B , 4 .938% , 5/09/35 .... 2,584 2,063
a
7204614.SQ.FTS.B , 5 .184% , 5/09/35 .... 3,537 161
a
7206450.SQ.FTS.B , 5 .373% , 5/09/35 .... 1,582 877
a
7204933.SQ.FTS.B , 5 .409% , 5/09/35 .... 381 7
a
7206160.SQ.FTS.B , 6 .258% , 5/09/35 .... 11,872 223
a
7210379.SQ.FTS.B , 6 .263% , 5/10/35 .... 892 460
a
7212092.SQ.FTS.B , 4 .939% , 5/12/35 .... 168 133
a
7215803.SQ.FTS.B , 4 .932% , 5/13/35 .... 3,486 187
a
7215930.SQ.FTS.B , 6 .257% , 5/13/35 .... 13,761 427
a
7218862.SQ.FTS.B , 5 .189% , 5/14/35 .... 3,243 2,133
a
7220791.SQ.FTS.B , 5 .436% , 5/14/35 .... 229 159
a
7224254.SQ.FTS.B , 5 .757% , 5/15/35 .... 6,009 3,652
a
7222451.SQ.FTS.B , 6 .258% , 5/15/35 .... 6,234 3,185
a
7232784.SQ.FTS.B , 5 .757% , 5/17/35 .... 1,542 764
a
7233028.SQ.FTS.B , 6 .266% , 5/17/35 .... 258 170
a
7235145.SQ.FTS.B , 6 .008% , 5/18/35 .... 20,605 605
a
7237806.SQ.FTS.B , 5 .384% , 5/20/35 .... 768 51
a
7243786.SQ.FTS.B , 4 .654% , 5/21/35 .... 7,276 5,080
a
7243413.SQ.FTS.B , 5 .382% , 5/21/35 .... 1,610 1,089
a
7244368.SQ.FTS.B , 6% , 5/21/35 ....... 660 434
a
7242328.SQ.FTS.B , 6 .153% , 5/21/35 .... 534 291
a
7243236.SQ.FTS.B , 6 .26% , 5/21/35 ..... 8,746 209
a
7247605.SQ.FTS.B , 5 .185% , 5/22/35 .... 1,856 30
a
7250948.SQ.FTS.B , 5 .377% , 5/22/35 .... 271 181
a
7248975.SQ.FTS.B , 6 .017% , 5/22/35 .... 245 156
a
7249679.SQ.FTS.B , 6 .422% , 5/22/35 .... 736 324
a
7249518.SQ.FTS.B , 6 .424% , 5/22/35 .... 2,027 27
a
7251900.SQ.FTS.B , 6 .422% , 5/23/35 .... 685 461
a
7253237.SQ.FTS.B , 6 .01% , 5/24/35 ..... 810 35
a
7252834.SQ.FTS.B , 6 .167% , 5/24/35 .... 4,847 63
a
7254743.SQ.FTS.B , 4 .656% , 5/25/35 .... 1,177 924
a
7256122.SQ.FTS.B , 5 .365% , 5/25/35 .... 1,533 23
a
7256570.SQ.FTS.B , 4 .935% , 5/26/35 .... 5,380 3,839
a
7262532.SQ.FTS.B , 4 .752% , 5/28/35 .... 3,144 88
a
7262602.SQ.FTS.B , 5 .43% , 5/28/35 ..... 693 435
a
7263402.SQ.FTS.B , 6 .004% , 5/28/35 .... 351 262
a
7264204.SQ.FTS.B , 4 .654% , 5/29/35 .... 20,052 13,510
a
7266191.SQ.FTS.B , 4 .938% , 5/29/35 .... 34,643 22,367
23,554,818
Freedom Financial Asset Management LLC
APP-15099844.FP.FTS.B , 19 .99% , 7/15/25 1,173 1,179
APP-15063599.FP.FTS.B , 8 .24% , 7/23/25 . 1,658 1,662

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-12210758.FP.FTS.B , 22 .49% , 7/25/25 $ 438 $ 439
APP-17112174.FP.FTS.B , 11 .74% , 8/12/25 1,626 1,631
APP-17041993.FP.FTS.B , 13 .74% , 9/05/25 4,820 4,840
APP-17017611.FP.FTS.B , 11 .99% , 9/06/25 5,428 5,442
APP-16692788.FP.FTS.B , 10 .74% , 9/10/25 1,557 1,562
APP-16716169.FP.FTS.B , 9 .49% , 9/14/25 . 2,040 2,048
APP-17284270.FP.FTS.B , 13 .74% , 9/15/25 5,308 5,328
APP-16622583.FP.FTS.B , 15 .99% , 9/16/25 1,940 1,962
APP-17495714.FP.FTS.B , 11 .74% , 9/26/25 2,014 2,024
APP-15077310.FP.FTS.B , 25 .49% , 10/21/25 2,783 2,844
APP-11579289.FP.FTS.B , 10 .99% , 12/05/25 2,493 2,509
APP-10861885.FP.FTS.B , 15 .49% , 12/17/25 6,463 1,487
APP-11531737.FP.FTS.B , 13 .99% , 12/22/25 3,018 3,054
APP-11442801.FP.FTS.B , 16 .49% , 12/22/25 4,092 4,200
APP-12165054.FP.FTS.B , 10 .24% , 1/14/26 4,095 4,130
APP-12174416.FP.FTS.B , 10 .24% , 1/22/26 4,487 4,537
APP-12171910.FP.FTS.B , 12 .49% , 1/22/26 3,587 3,627
APP-12006366.FP.FTS.B , 20 .99% , 1/22/26 2,530 2,616
APP-11687753.FP.FTS.B , 13 .49% , 1/25/26 4,718 4,782
APP-12139578.FP.FTS.B , 15 .24% , 2/24/26 2,754 2,786
APP-12050179.FP.FTS.B , 16 .49% , 3/07/26 4,621 4,687
APP-12287014.FP.FTS.B , 16 .99% , 3/15/26 4,254 4,359
APP-12431691.FP.FTS.B , 9 .49% , 3/20/26 . 7,445 7,526
APP-12286988.FP.FTS.B , 10 .99% , 3/21/26 11,184 11,299
APP-12443256.FP.FTS.B , 16 .74% , 3/24/26 3,690 3,733
APP-12414582.FP.FTS.B , 18 .49% , 3/25/26 5,750 5,943
APP-12199831.FP.FTS.B , 16 .99% , 5/22/26 5,384 5,544
APP-15117837.FP.FTS.B , 22 .24% , 7/15/26 7,236 743
APP-12343526.FP.FTS.B , 16 .99% , 7/21/26 12,798 1,541
APP-14891119.FP.FTS.B , 18 .74% , 7/24/26 19,054 19,734
APP-15053612.FP.FTS.B , 13 .99% , 7/26/26 4,161 4,228
APP-15053337.FP.FTS.B , 17 .99% , 7/26/26 4,565 4,759
APP-15119191.FP.FTS.B , 18 .49% , 7/28/26 1,840 489
APP-16637564.FP.FTS.B , 15 .99% , 9/03/26 3,449 3,503
APP-16719236.FP.FTS.B , 10 .49% , 9/04/26 6,850 6,943
APP-10573456.FP.FTS.B , 17 .49% , 9/10/26 5,246 1,133
APP-16630984.FP.FTS.B , 14 .49% , 9/12/26 6,078 6,187
APP-16335651.FP.FTS.B , 14 .49% , 9/15/26 6,860 6,970
APP-17464221.FP.FTS.B , 16 .74% , 9/15/26 5,572 5,752
APP-16710569.FP.FTS.B , 15 .49% , 9/16/26 10,295 10,464
APP-10406165.FP.FTS.B , 18 .99% , 9/20/26 5,223 5,337
APP-17279512.FP.FTS.B , 16 .74% , 9/22/26 6,213 6,426
APP-17112272.FP.FTS.B , 14 .24% , 9/25/26 8,761 8,890
APP-16632934.FP.FTS.B , 14 .49% , 10/15/26 4,506 4,517
APP-11021919.FP.FTS.B , 17 .99% , 11/03/26 7,447 7,695
APP-16676602.FP.FTS.B , 11 .24% , 11/05/26 4,320 4,338
APP-17032039.FP.FTS.B , 10 .49% , 11/16/26 11,322 11,492
APP-11381442.FP.FTS.B , 20 .49% , 11/26/26 10,567 11,005
APP-11579549.FP.FTS.B , 13 .49% , 12/15/26 19,041 19,335
APP-11693245.FP.FTS.B , 18 .49% , 12/18/26 9,055 9,477
APP-11022370.FP.FTS.B , 16 .49% , 12/20/26 4,184 4,251
APP-11740523.FP.FTS.B , 10 .99% , 12/21/26 9,719 9,864
APP-11730592.FP.FTS.B , 17 .99% , 12/21/26 22,076 2,267
APP-11723942.FP.FTS.B , 19 .49% , 12/21/26 22,609 23,570
APP-12116526.FP.FTS.B , 18 .99% , 1/05/27 6,629 6,817
APP-11410185.FP.FTS.B , 22 .49% , 1/10/27 13,984 14,630
APP-11946615.FP.FTS.B , 16 .49% , 1/11/27 9,502 9,675
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12139980.FP.FTS.B , 19 .99% , 1/15/27 $ 560 $ 560
APP-12032875.FP.FTS.B , 11 .24% , 1/16/27 10,405 10,570
APP-12073890.FP.FTS.B , 10 .99% , 1/20/27 9,057 9,189
APP-11694985.FP.FTS.B , 12 .99% , 1/21/27 5,904 6,006
APP-11798808.FP.FTS.B , 10 .99% , 1/22/27 8,259 8,383
APP-12154405.FP.FTS.B , 14 .49% , 1/22/27 6,668 6,803
APP-12169743.FP.FTS.B , 24 .24% , 1/22/27 14,460 15,197
APP-12186510.FP.FTS.B , 9 .74% , 1/23/27 . 16,799 17,052
APP-11595106.FP.FTS.B , 13 .49% , 1/26/27 5,841 5,946
APP-11595260.FP.FTS.B , 18 .99% , 1/30/27 2,705 2,746
APP-11579435.FP.FTS.B , 15 .49% , 1/31/27 8,593 8,916
APP-11694211.FP.FTS.B , 11 .99% , 2/04/27 21,758 22,184
APP-11724908.FP.FTS.B , 12 .74% , 2/04/27 16,099 16,331
APP-11709701.FP.FTS.B , 16 .49% , 2/04/27 6,451 6,563
APP-11725393.FP.FTS.B , 17 .99% , 2/04/27 23,269 24,028
APP-11694359.FP.FTS.B , 19 .99% , 2/04/27 1,830 1,837
APP-11660434.FP.FTS.B , 20 .49% , 2/04/27 14,310 14,961
APP-11694079.FP.FTS.B , 10 .99% , 2/05/27 9,120 9,251
APP-11722179.FP.FTS.B , 11 .99% , 2/05/27 11,926 12,102
APP-11742867.FP.FTS.B , 23 .24% , 2/05/27 10,055 10,522
APP-12337990.FP.FTS.B , 16 .49% , 2/07/27 3,715 3,773
APP-11738196.FP.FTS.B , 21 .99% , 2/15/27 5,532 5,760
APP-12029572.FP.FTS.B , 16 .99% , 2/24/27 3,622 3,670
APP-12050224.FP.FTS.B , 11 .74% , 3/01/27 18,574 18,831
APP-12168636.FP.FTS.B , 13 .24% , 3/01/27 8,999 9,139
APP-12208717.FP.FTS.B , 21 .74% , 3/01/27 12,405 12,898
APP-12158633.FP.FTS.B , 23 .24% , 3/02/27 10,277 10,715
APP-12005996.FP.FTS.B , 15 .49% , 3/03/27 3,407 3,450
APP-12214905.FP.FTS.B , 16 .49% , 3/05/27 5,025 5,110
APP-12050159.FP.FTS.B , 13 .24% , 3/07/27 15,584 15,852
APP-12125835.FP.FTS.B , 19 .99% , 3/07/27 1,448 1,447
APP-12140862.FP.FTS.B , 8 .99% , 3/08/27 . 11,642 11,825
APP-12105970.FP.FTS.B , 10 .99% , 3/08/27 9,878 10,029
APP-12155604.FP.FTS.B , 11 .24% , 3/08/27 3,055 3,071
APP-12097459.FP.FTS.B , 13 .24% , 3/08/27 11,340 11,537
APP-12106008.FP.FTS.B , 13 .49% , 3/08/27 7,167 7,292
APP-12432804.FP.FTS.B , 13 .24% , 3/09/27 16,320 16,588
APP-11508449.FP.FTS.B , 8 .49% , 3/10/27 . 12,948 13,133
APP-12203395.FP.FTS.B , 22 .49% , 3/10/27 5,773 6,025
APP-12199670.FP.FTS.B , 10 .99% , 3/11/27 12,917 13,075
APP-12459441.FP.FTS.B , 17 .49% , 3/11/27 8,014 8,261
APP-12210087.FP.FTS.B , 18 .74% , 3/11/27 24,521 25,409
APP-12071137.FP.FTS.B , 19 .99% , 3/11/27 13,519 14,054
APP-12460903.FP.FTS.B , 10 .99% , 3/15/27 17,338 17,605
APP-12467297.FP.FTS.B , 13 .24% , 3/15/27 14,026 14,276
APP-12379303.FP.FTS.B , 13 .24% , 3/16/27 3,000 3,010
APP-11948900.FP.FTS.B , 17 .74% , 3/18/27 18,192 18,717
APP-12418630.FP.FTS.B , 17 .99% , 3/18/27 9,894 10,285
APP-12433361.FP.FTS.B , 18 .49% , 3/18/27 9,094 9,523
APP-12461150.FP.FTS.B , 18 .49% , 3/18/27 9,980 1,131
APP-12421799.FP.FTS.B , 19 .74% , 3/18/27 9,322 9,522
APP-12463831.FP.FTS.B , 19 .99% , 3/18/27 4,709 4,883
APP-12422648.FP.FTS.B , 13 .24% , 3/20/27 10,438 10,636
APP-12380981.FP.FTS.B , 13 .74% , 3/20/27 4,656 4,730
APP-12230901.FP.FTS.B , 20 .24% , 3/20/27 24,652 25,702
APP-12424835.FP.FTS.B , 23 .99% , 3/20/27 17,002 17,925
APP-12176796.FP.FTS.B , 8 .99% , 3/21/27 . 11,889 12,075

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-12459776.FP.FTS.B , 10 .99% , 3/21/27 $ 14,741 $ 14,988
APP-12287335.FP.FTS.B , 13 .24% , 3/21/27 9,961 10,158
APP-12345261.FP.FTS.B , 15 .49% , 3/22/27 11,456 11,862
APP-12270745.FP.FTS.B , 17 .74% , 3/23/27 18,540 19,363
APP-12429877.FP.FTS.B , 19 .74% , 3/23/27 15,625 16,310
APP-12468743.FP.FTS.B , 18 .24% , 3/24/27 5,552 5,618
APP-12408200.FP.FTS.B , 21 .74% , 3/24/27 1,246 1,249
APP-11872544.FP.FTS.B , 19 .99% , 3/25/27 6,651 6,982
APP-12105986.FP.FTS.B , 10 .99% , 3/30/27 18,587 1,988
APP-12107351.FP.FTS.B , 16 .49% , 3/31/27 10,887 11,320
APP-12175594.FP.FTS.B , 18 .99% , 4/01/27 7,272 7,500
APP-12408935.FP.FTS.B , 19 .99% , 4/17/27 2,040 2,056
APP-11397497.FP.FTS.B , 11 .99% , 4/19/27 11,242 11,442
APP-12345892.FP.FTS.B , 13 .49% , 4/22/27 6,648 6,763
APP-12033253.FP.FTS.B , 17 .99% , 4/24/27 7,391 7,764
APP-12468566.FP.FTS.B , 19 .74% , 4/25/27 18,147 18,959
APP-12133804.FP.FTS.B , 10 .99% , 4/30/27 10,785 10,958
APP-11709913.FP.FTS.B , 21 .49% , 4/30/27 31,380 18,904
APP-12164096.FP.FTS.B , 21 .49% , 5/05/27 8,630 1,775
APP-12172482.FP.FTS.B , 20 .49% , 7/06/27 18,996 19,812
APP-15007182.FP.FTS.B , 16 .99% , 7/11/27 6,160 6,284
APP-15105817.FP.FTS.B , 11 .74% , 7/15/27 11,138 11,317
APP-15110260.FP.FTS.B , 13 .99% , 7/15/27 16,645 16,946
APP-15103060.FP.FTS.B , 19 .99% , 7/15/27 8,793 9,107
APP-14544639.FP.FTS.B , 11 .99% , 7/21/27 7,663 7,798
APP-16662334.FP.FTS.B , 15 .24% , 7/26/27 14,045 14,312
APP-15066733.FP.FTS.B , 18 .99% , 7/26/27 7,910 8,320
APP-15116487.FP.FTS.B , 21 .49% , 7/28/27 9,891 10,424
APP-16465567.FP.FTS.B , 15 .49% , 7/30/27 8,413 8,583
APP-16640475.FP.FTS.B , 12 .74% , 8/02/27 9,751 9,897
APP-17319474.FP.FTS.B , 16 .49% , 8/07/27 11,614 11,655
APP-12159801.FP.FTS.B , 16 .99% , 8/15/27 15,215 15,780
APP-15106325.FP.FTS.B , 23 .24% , 8/28/27 3,771 3,828
APP-16632155.FP.FTS.B , 11 .49% , 9/01/27 9,409 9,552
APP-16448250.FP.FTS.B , 13 .49% , 9/01/27 3,849 3,913
APP-16676570.FP.FTS.B , 15 .24% , 9/01/27 11,793 12,117
APP-16718578.FP.FTS.B , 15 .74% , 9/02/27 6,204 6,296
APP-16852920.FP.FTS.B , 10 .99% , 9/04/27 20,818 21,144
APP-16640455.FP.FTS.B , 10 .99% , 9/05/27 12,067 12,253
APP-16335596.FP.FTS.B , 10 .99% , 9/12/27 14,351 14,599
APP-15052242.FP.FTS.B , 11 .74% , 9/13/27 27,662 28,313
APP-17458875.FP.FTS.B , 16 .49% , 9/13/27 2,835 2,880
APP-16687847.FP.FTS.B , 9 .49% , 9/15/27 . 10,601 10,788
APP-17011228.FP.FTS.B , 14 .74% , 9/15/27 28,428 29,007
APP-16637899.FP.FTS.B , 15 .49% , 9/15/27 11,157 11,359
APP-17027051.FP.FTS.B , 14 .49% , 9/16/27 7,994 8,177
APP-16637461.FP.FTS.B , 18 .49% , 9/20/27 11,115 11,361
APP-17010091.FP.FTS.B , 15 .49% , 9/21/27 26,095 2,605
APP-17497296.FP.FTS.B , 17 .74% , 9/23/27 7,890 8,171
APP-17082038.FP.FTS.B , 12 .49% , 9/26/27 16,845 17,164
APP-17490395.FP.FTS.B , 15 .24% , 9/26/27 18,735 19,135
APP-17504832.FP.FTS.B , 13 .74% , 9/27/27 4,936 4,975
APP-17102136.FP.FTS.B , 14 .24% , 9/27/27 31,123 3,386
APP-16627732.FP.FTS.B , 12 .99% , 10/25/27 15,018 15,308
APP-16800634.FP.FTS.B , 15 .99% , 10/28/27 29,380 29,997
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-16677695.FP.FTS.B , 12 .99% , 11/14/27 $ 16,191 $ 16,489
1,578,934
LendingClub Corp. - LCX
168006688.LC.FTS.B , 8 .19% , 3/09/35 ... 2,983 2,922
162966512.LC.FTS.B , 11 .02% , 4/12/35 ... 2,313 101
168296354.LC.FTS.B , 13 .08% , 5/13/35 ... 1,196 1,186
4,209
LendingClub Corp. - LCX PM
170812112.LC.FTS.B , 14 .02% , 9/29/25 ... 2,249 2,234
172156822.LC.FTS.B , 14 .02% , 11/24/25 .. 1,556 1,526
172665217.LC.FTS.B , 15 .4% , 12/04/25 ... 3,640 3,611
172752552.LC.FTS.B , 16 .08% , 12/10/25 .. 2,203 2,196
173203429.LC.FTS.B , 15 .4% , 12/23/25 ... 6,914 6,874
173295643.LC.FTS.B , 19 .12% , 12/28/25 .. 2,327 2,350
173301532.LC.FTS.B , 17 .3% , 1/06/26 ... 6,291 6,285
172611713.LC.FTS.B , 19 .12% , 1/14/26 ... 3,619 3,631
173821408.LC.FTS.B , 21 .49% , 1/19/26 ... 3,518 3,572
173896730.LC.FTS.B , 23 .99% , 1/19/26 ... 2,347 2,411
173933933.LC.FTS.B , 13 .49% , 1/20/26 ... 3,917 3,907
174045948.LC.FTS.B , 17 .44% , 1/22/26 ... 3,994 4,036
174087634.LC.FTS.B , 23 .99% , 1/22/26 ... 3,522 3,615
172757520.LC.FTS.B , 19 .12% , 1/24/26 ... 4,667 –
173956639.LC.FTS.B , 18 .19% , 1/25/26 ... 1,441 1,451
173841383.LC.FTS.B , 21 .49% , 1/25/26 ... 7,020 7,146
173496629.LC.FTS.B , 16 .08% , 2/14/26 ... 5,134 5,048
173580706.LC.FTS.B , 17 .3% , 7/15/26 ... 7,703 7,697
171023190.LC.FTS.B , 10 .81% , 10/06/33 .. 2,748 –
67,590
Prosper Funding LLC
1673705.PS.FTS.B , 16% , 6/16/25 ....... 1,074 1,030
1683121.PS.FTS.B , 16 .8% , 6/22/25 ..... 336 338
1683602.PS.FTS.B , 23 .4% , 7/05/25 ..... 54 54
1681405.PS.FTS.B , 16 .9% , 10/12/25 .... 5,954 941
1638183.PS.FTS.B , 17 .71% , 10/26/25 ... 1,742 1,727
1685272.PS.FTS.B , 16 .7% , 11/28/25 .... 1,483 –
1692336.PS.FTS.B , 21 .8% , 11/28/25 .... 2,643 2,668
1690361.PS.FTS.B , 18 .5% , 12/18/25 .... 1,064 1,065
1709591.PS.FTS.B , 22 .6% , 1/16/26 ..... 52 –
1592846.PS.FTS.B , 15 .9% , 7/23/26 ..... 2,631 2,645
1599440.PS.FTS.B , 26 .4% , 8/05/26 ..... 830 857
1600460.PS.FTS.B , 15 .2% , 8/06/26 ..... 5,166 5,155
1600466.PS.FTS.B , 18 .73% , 8/06/26 .... 5,448 5,433
1603759.PS.FTS.B , 20 .59% , 8/06/26 .... 3,731 3,774
1604551.PS.FTS.B , 13 .74% , 8/09/26 .... 6,081 6,046
1611384.PS.FTS.B , 13 .88% , 8/09/26 .... 3,375 3,356
1611387.PS.FTS.B , 19 .33% , 8/09/26 .... 3,828 516
1611390.PS.FTS.B , 22 .8% , 8/09/26 ..... 531 542
1611810.PS.FTS.B , 13% , 8/10/26 ....... 832 828
1606042.PS.FTS.B , 14 .74% , 8/10/26 .... 6,322 3,511
1611807.PS.FTS.B , 19 .33% , 8/10/26 .... 5,519 5,595
1612149.PS.FTS.B , 20 .7% , 8/10/26 ..... 2,266 2,297
1612140.PS.FTS.B , 23 .74% , 8/10/26 .... 2,535 2,568
1603532.PS.FTS.B , 20 .5% , 8/12/26 ..... 3,969 4,030

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1612131.PS.FTS.B , 19 .48% , 8/15/26 .... $ 2,772 $ 2,811
1611322.PS.FTS.B , 12 .5% , 8/19/26 ..... 11,559 11,519
1618149.PS.FTS.B , 13 .7% , 8/19/26 ..... 3,602 3,593
1611805.PS.FTS.B , 16 .18% , 8/20/26 .... 10,393 10,420
1615738.PS.FTS.B , 13 .3% , 8/27/26 ..... 1,338 1,335
1615636.PS.FTS.B , 12 .5% , 8/30/26 ..... 5,331 5,316
1612853.PS.FTS.B , 13% , 8/30/26 ....... 14,067 13,948
1611798.PS.FTS.B , 25 .74% , 9/01/26 .... 4,454 4,613
1625300.PS.FTS.B , 11 .79% , 9/23/26 .... 2,415 2,411
1625246.PS.FTS.B , 12 .5% , 9/23/26 ..... 3,314 3,307
1626860.PS.FTS.B , 15% , 9/27/26 ....... 2,355 2,357
1631647.PS.FTS.B , 12 .7% , 9/28/26 ..... 5,374 5,368
1638105.PS.FTS.B , 13 .4% , 9/28/26 ..... 2,420 2,418
1628072.PS.FTS.B , 14 .53% , 9/28/26 .... 7,610 7,602
1627559.PS.FTS.B , 14 .89% , 9/28/26 .... 6,470 6,515
1639041.PS.FTS.B , 11 .7% , 9/29/26 ..... 5,445 5,496
1648282.PS.FTS.B , 14% , 10/26/26 ...... 5,640 5,651
1648288.PS.FTS.B , 14 .96% , 10/26/26 ... 5,690 –
1645223.PS.FTS.B , 10 .5% , 10/27/26 .... 3,210 3,198
1648588.PS.FTS.B , 14 .39% , 10/27/26 ... 5,673 5,685
1648621.PS.FTS.B , 15 .29% , 10/27/26 ... 10,809 10,814
1646309.PS.FTS.B , 9 .62% , 10/28/26 .... 5,742 5,724
1646066.PS.FTS.B , 16 .18% , 10/28/26 ... 6,123 6,138
1646072.PS.FTS.B , 28 .23% , 10/28/26 ... 5,401 5,659
1647161.PS.FTS.B , 10 .5% , 10/29/26 .... 2,623 2,643
1657278.PS.FTS.B , 10 .5% , 10/29/26 .... 3,028 3,045
1646819.PS.FTS.B , 11 .2% , 10/29/26 .... 1,515 1,527
1650901.PS.FTS.B , 11 .2% , 10/29/26 .... 5,869 5,917
1489833.PS.FTS.B , 16 .99% , 10/30/26 ... 3,505 3,474
1649809.PS.FTS.B , 11 .1% , 10/31/26 .... 2,879 2,860
1656183.PS.FTS.B , 14 .38% , 10/31/26 ... 2,988 2,972
1649791.PS.FTS.B , 15 .1% , 10/31/26 .... 10,045 10,056
1655343.PS.FTS.B , 16 .65% , 10/31/26 ... 6,392 258
1649806.PS.FTS.B , 12 .33% , 11/01/26 .... 7,293 2,047
1650023.PS.FTS.B , 14 .79% , 11/04/26 .... 4,386 4,371
1651754.PS.FTS.B , 10 .5% , 11/08/26 .... 7,493 7,439
1658080.PS.FTS.B , 14 .63% , 11/08/26 .... 5,663 5,639
1652300.PS.FTS.B , 21 .18% , 11/08/26 .... 6,105 6,187
1666449.PS.FTS.B , 14 .6% , 11/09/26 .... 4,573 4,562
1658839.PS.FTS.B , 14 .68% , 11/09/26 .... 5,972 5,929
1658842.PS.FTS.B , 17% , 11/09/26 ...... 5,154 5,225
1659079.PS.FTS.B , 19% , 11/09/26 ...... 2,535 2,575
1654735.PS.FTS.B , 18 .25% , 11/10/26 .... 10,555 10,679
1660333.PS.FTS.B , 21 .18% , 11/10/26 .... 1,728 1,755
1667997.PS.FTS.B , 11 .79% , 11/12/26 .... 3,437 3,415
1667757.PS.FTS.B , 18 .25% , 11/12/26 .... 5,437 5,530
1661875.PS.FTS.B , 18 .33% , 11/15/26 .... 6,281 6,398
1661797.PS.FTS.B , 21% , 11/15/26 ...... 909 944
1658339.PS.FTS.B , 16% , 11/17/26 ...... 3,780 922
1664327.PS.FTS.B , 13 .5% , 11/30/26 .... 1,709 1,694
1687146.PS.FTS.B , 11 .43% , 12/16/26 .... 4,779 4,738
1687128.PS.FTS.B , 12 .3% , 12/16/26 .... 2,031 2,015
1687125.PS.FTS.B , 13 .4% , 12/16/26 .... 4,277 3,586
1680241.PS.FTS.B , 14 .38% , 12/16/26 ... 10,360 10,286
1674101.PS.FTS.B , 14 .53% , 12/16/26 ... 7,339 7,285
1680301.PS.FTS.B , 18 .5% , 12/16/26 .... 2,195 2,232
1653086.PS.FTS.B , 18 .2% , 12/18/26 .... 5,597 5,677
1675265.PS.FTS.B , 10 .5% , 12/20/26 .... 9,034 8,967
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1688964.PS.FTS.B , 13 .93% , 12/21/26 ... $ 6,189 $ 6,142
1689036.PS.FTS.B , 14 .6% , 12/21/26 .... 8,886 8,865
1676534.PS.FTS.B , 15 .29% , 12/21/26 ... 5,971 5,970
1676819.PS.FTS.B , 14 .68% , 12/22/26 ... 13,342 13,242
1677269.PS.FTS.B , 25 .9% , 12/22/26 .... 2,983 3,116
1680116.PS.FTS.B , 14% , 12/29/26 ...... 11,641 11,809
1690116.PS.FTS.B , 23 .11% , 12/31/26 .... 7,364 7,694
1686735.PS.FTS.B , 25 .27% , 12/31/26 ... 7,249 7,562
1694608.PS.FTS.B , 10 .62% , 1/13/27 .... 3,835 3,800
1694572.PS.FTS.B , 11 .6% , 1/13/27 ..... 9,089 9,009
1688996.PS.FTS.B , 11 .79% , 1/13/27 .... 11,546 1,439
1694605.PS.FTS.B , 15 .2% , 1/13/27 ..... 920 915
1701375.PS.FTS.B , 21 .69% , 1/13/27 .... 5,270 749
1702152.PS.FTS.B , 12 .87% , 1/14/27 .... 2,546 2,524
1702137.PS.FTS.B , 16 .2% , 1/14/27 ..... 3,034 3,014
1702161.PS.FTS.B , 18 .13% , 1/14/27 .... 1,967 458
1689329.PS.FTS.B , 18 .4% , 1/14/27 ..... 4,474 4,552
1688534.PS.FTS.B , 12 .9% , 1/16/27 ..... 10,640 10,526
1704984.PS.FTS.B , 10 .29% , 1/19/27 .... 5,321 5,282
1692188.PS.FTS.B , 11 .2% , 1/19/27 ..... 10,274 10,198
1689365.PS.FTS.B , 15 .8% , 1/19/27 ..... 8,854 8,795
1692593.PS.FTS.B , 10 .5% , 1/20/27 ..... 8,226 8,154
1698709.PS.FTS.B , 15 .2% , 1/20/27 ..... 6,568 6,554
1674146.PS.FTS.B , 18 .78% , 1/20/27 .... 4,810 4,888
1692281.PS.FTS.B , 16 .5% , 1/24/27 ..... 15,751 15,673
1708451.PS.FTS.B , 10 .26% , 2/15/27 .... 2,184 2,164
1721439.PS.FTS.B , 12% , 2/15/27 ....... 1,311 1,298
1708901.PS.FTS.B , 18 .33% , 2/15/27 .... 9,477 9,653
1720974.PS.FTS.B , 18 .4% , 2/15/27 ..... 9,315 9,471
1708466.PS.FTS.B , 18 .6% , 2/15/27 ..... 3,090 3,147
1721007.PS.FTS.B , 22% , 2/15/27 ....... 7,668 1,101
1709507.PS.FTS.B , 13 .5% , 2/16/27 ..... 3,565 3,550
1709498.PS.FTS.B , 25 .9% , 2/16/27 ..... 5,173 5,389
1611804.PS.FTS.B , 18% , 2/22/27 ....... 14,036 585
1719415.PS.FTS.B , 10 .8% , 2/23/27 ..... 5,115 5,076
1722801.PS.FTS.B , 23 .31% , 2/28/27 .... 2,807 1,712
1722171.PS.FTS.B , 18 .78% , 3/14/27 .... 3,807 3,874
1739157.PS.FTS.B , 11 .5% , 3/18/27 ..... 18,142 17,914
1749006.PS.FTS.B , 19 .53% , 3/31/27 .... 5,704 5,746
1749429.PS.FTS.B , 25 .9% , 4/01/27 ..... 3,344 3,439
1603750.PS.FTS.B , 15 .9% , 5/20/27 ..... 3,395 778
1629628.PS.FTS.B , 14 .31% , 7/02/27 .... 6,074 2,806
1626833.PS.FTS.B , 14 .7% , 7/25/27 ..... 8,523 4,573
1654196.PS.FTS.B , 11 .6% , 9/03/27 ..... 13,512 690
1650307.PS.FTS.B , 10 .08% , 9/29/27 .... 7,288 928
1708907.PS.FTS.B , 18 .13% , 11/20/27 .... 10,710 1,373
1682455.PS.FTS.B , 11 .43% , 11/21/27 .... 20,444 16,762
1630396.PS.FTS.B , 16 .43% , 9/27/34 .... 2,177 878
1689882.PS.FTS.B , 15 .29% , 12/22/34 ... 16 5
1689368.PS.FTS.B , 16 .2% , 1/14/35 ..... 635 –
1695982.PS.FTS.B , 25 .4% , 1/14/35 ..... 49 1
1695688.PS.FTS.B , 13 .96% , 2/07/35 .... 1,168 414
1708871.PS.FTS.B , 14 .49% , 2/22/35 .... 697 39
1603033.PS.FTS.B , 24 .6% , 5/16/35 ..... 435 435
604,454

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc.
25595802.UG.FTS.B , 28 .99% , 1/22/26 ... $ 5,792 $ 6,143
24468287.UG.FTS.B , 29 .69% , 11/26/29 .. 17,864 1,374
7,517
Upgrade, Inc. - Card
991805657.UG.FTS.B , 29 .49% , 6/03/25 .. 30 30
991772904.UG.FTS.B , 19 .99% , 6/05/25 .. 12 12
991705736.UG.FTS.B , 28 .98% , 6/05/25 .. 12 12
991736771.UG.FTS.B , 28 .98% , 6/05/25 .. 23 23
991738330.UG.FTS.B , 29 .49% , 6/21/25 .. 12 13
991694848.UG.FTS.B , 29 .49% , 7/05/25 .. 40 40
991894974.UG.FTS.B , 29 .49% , 7/06/25 .. 170 –
991587154.UG.FTS.B , 29 .49% , 7/16/25 .. 40 36
991588111.UG.FTS.B , 28 .98% , 7/17/25 .. 25 4
991762816.UG.FTS.B , 29 .49% , 7/20/25 .. 35 36
991666265.UG.FTS.B , 16 .99% , 8/01/25 .. 115 46
991922928.UG.FTS.B , 28 .98% , 8/04/25 .. 16 16
991707574.UG.FTS.B , 29 .49% , 8/07/25 .. 24 12
991688747.UG.FTS.B , 28 .98% , 9/16/25 .. 20 21
991721350.UG.FTS.B , 29 .49% , 9/16/25 .. 765 663
991656357.UG.FTS.B , 29 .49% , 9/17/25 .. 91 93
991645022.UG.FTS.B , 29 .49% , 9/21/25 .. 42 36
991609616.UG.FTS.B , 28 .98% , 9/24/25 .. 57 58
991596886.UG.FTS.B , 29 .49% , 9/24/25 .. 53 56
991718934.UG.FTS.B , 20 .97% , 10/06/25 . 64 58
991883200.UG.FTS.B , 29 .49% , 10/07/25 . 156 159
991588559.UG.FTS.B , 29 .46% , 10/17/25 . 17 18
991687274.UG.FTS.B , 19 .99% , 11/23/25 . 94 97
991543638.UG.FTS.B , 29 .49% , 12/15/25 . 78 –
991730761.UG.FTS.B , 28 .98% , 12/24/25 . 63 65
991702178.UG.FTS.B , 28 .98% , 1/06/26 .. 67 70
991728473.UG.FTS.B , 29 .49% , 1/06/26 .. 651 –
991555378.UG.FTS.B , 29 .49% , 1/17/26 .. 92 6
991758368.UG.FTS.B , 29 .49% , 1/20/26 .. 155 161
991667408.UG.FTS.B , 17 .97% , 2/02/26 .. 105 7
991647827.UG.FTS.B , 29 .49% , 2/23/26 .. 68 71
991754815.UG.FTS.B , 29 .49% , 2/24/26 .. 52 54
991695320.UG.FTS.B , 29 .49% , 3/05/26 .. 59 18
991771961.UG.FTS.B , 29 .49% , 3/07/26 .. 92 96
991545568.UG.FTS.B , 29 .49% , 3/16/26 .. 734 776
991933771.UG.FTS.B , 29 .49% , 4/06/26 .. 157 127
991579043.UG.FTS.B , 19 .99% , 5/17/26 .. 1,407 1,434
991742865.UG.FTS.B , 29 .49% , 5/21/26 .. 331 265
991585964.UG.FTS.B , 28 .98% , 5/22/26 .. 326 340
991727635.UG.FTS.B , 28 .98% , 7/07/26 .. 173 180
991726248.UG.FTS.B , 21 .46% , 7/08/26 .. 80 65
991601320.UG.FTS.B , 28 .98% , 7/17/26 .. 535 401
991579317.UG.FTS.B , 29 .49% , 8/16/26 .. 87 70
991693967.UG.FTS.B , 19 .99% , 9/05/26 .. 135 108
991783713.UG.FTS.B , 29 .49% , 9/05/26 .. 334 349
991573331.UG.FTS.B , 29 .49% , 9/17/26 .. 94 –
991693097.UG.FTS.B , 26 .94% , 9/20/26 .. 317 22
991658250.UG.FTS.B , 16 .99% , 1/20/27 .. 229 231
991721939.UG.FTS.B , 16 .99% , 2/02/27 .. 659 687
991894965.UG.FTS.B , 16 .99% , 2/03/27 .. 2,785 2,897
991664785.UG.FTS.B , 18 .98% , 5/26/27 .. 196 207
991663324.UG.FTS.B , 22 .36% , 5/29/27 .. 72 76
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
991716805.UG.FTS.B , 22 .97% , 7/08/27 .. $ 365 $ 368
991571658.UG.FTS.B , 28 .98% , 10/15/27 . 145 100
991735384.UG.FTS.B , 29 .49% , 6/06/28 .. 360 373
991678457.UG.FTS.B , 19 .99% , 10/30/28 . 465 480
991757545.UG.FTS.B , 28 .98% , 12/06/28 . 191 195
991719643.UG.FTS.B , 29 .49% , 3/22/29 .. 150 155
991536394.UG.FTS.B , 28 .98% , 1/15/30 .. 4,143 292
991643598.UG.FTS.B , 28 .98% , 1/15/30 .. 7 –
991767247.UG.FTS.B , 29 .47% , 1/16/30 .. 117 8
991666023.UG.FTS.B , 19 .99% , 1/17/30 .. 17 1
991584440.UG.FTS.B , 29 .47% , 1/17/30 .. 16 1
991547049.UG.FTS.B , 29 .49% , 1/17/30 .. 3 –
991587677.UG.FTS.B , 29 .49% , 1/17/30 .. 535 563
991617793.UG.FTS.B , 29 .49% , 1/17/30 .. 7 –
991637080.UG.FTS.B , 29 .49% , 1/21/30 .. 11 1
991691649.UG.FTS.B , 20 .97% , 1/23/30 .. 51 4
991637756.UG.FTS.B , 29 .49% , 1/23/30 .. 159 11
991640808.UG.FTS.B , 29 .49% , 1/23/30 .. 1 –
991668328.UG.FTS.B , 29 .49% , 1/23/30 .. 3 3
991674552.UG.FTS.B , 29 .49% , 1/23/30 .. 10 –
991606626.UG.FTS.B , 19 .99% , 1/24/30 .. 2 –
991742004.UG.FTS.B , 19 .99% , 1/24/30 .. 2 –
991704534.UG.FTS.B , 16 .99% , 1/29/30 .. 119 8
991693835.UG.FTS.B , 21 .46% , 1/31/30 .. 67 –
991910619.UG.FTS.B , 28 .98% , 2/03/30 .. 4 –
991879607.UG.FTS.B , 29 .49% , 2/04/30 .. 31 2
991725525.UG.FTS.B , 19 .99% , 2/05/30 .. 2 2
991829108.UG.FTS.B , 28 .98% , 2/05/30 .. 1 1
991750763.UG.FTS.B , 29 .49% , 2/05/30 .. 5 –
991842723.UG.FTS.B , 29 .49% , 2/05/30 .. 20 1
991792953.UG.FTS.B , 21 .98% , 2/06/30 .. 71 68
991869067.UG.FTS.B , 21 .98% , 2/06/30 .. 112 8
991823324.UG.FTS.B , 28 .98% , 2/06/30 .. 1 1
991738035.UG.FTS.B , 29 .49% , 2/06/30 .. 7 –
991800849.UG.FTS.B , 29 .49% , 2/06/30 .. 4 –
991826917.UG.FTS.B , 29 .49% , 2/06/30 .. 39 3
991736467.UG.FTS.B , 22 .97% , 2/07/30 .. 51 4
991712449.UG.FTS.B , 29 .49% , 2/07/30 .. 24 2
991736857.UG.FTS.B , 29 .49% , 2/07/30 .. 89 5
991754591.UG.FTS.B , 29 .49% , 2/07/30 .. 17 1
991930808.UG.FTS.B , 29 .49% , 2/07/30 .. 1 1
991672498.UG.FTS.B , 23 .95% , 3/19/30 .. 3 3
991554451.UG.FTS.B , 29 .46% , 4/17/30 .. 142 127
991761552.UG.FTS.B , 28 .98% , 4/18/30 .. 1 1
991811950.UG.FTS.B , 19 .99% , 4/20/30 .. 28 2
991639253.UG.FTS.B , 19 .99% , 4/22/30 .. 1 –
991697266.UG.FTS.B , 21 .46% , 4/22/30 .. 31 2
991688671.UG.FTS.B , 28 .98% , 4/23/30 .. 8 8
991623357.UG.FTS.B , 28 .98% , 4/24/30 .. 16 16
991724571.UG.FTS.B , 28 .98% , 5/05/30 .. 6 6
991732989.UG.FTS.B , 28 .98% , 5/05/30 .. 57 4
991813874.UG.FTS.B , 28 .98% , 5/05/30 .. 14 14
991941061.UG.FTS.B , 17 .99% , 5/06/30 .. 46 47
991801256.UG.FTS.B , 20 .46% , 5/06/30 .. 47 47
991829259.UG.FTS.B , 20 .46% , 5/06/30 .. 20 20
991691439.UG.FTS.B , 28 .98% , 5/06/30 .. 44 44
991912584.UG.FTS.B , 28 .98% , 5/06/30 .. 28 28

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
991843151.UG.FTS.B , 29 .49% , 5/07/30 .. $ 150 $ 10
991550463.UG.FTS.B , 19 .99% , 5/17/30 .. 1 1
991674428.UG.FTS.B , 29 .49% , 5/20/30 .. 10 10
991655876.UG.FTS.B , 28 .48% , 5/21/30 .. 47 48
991770465.UG.FTS.B , 29 .49% , 5/24/30 .. 1 1
13,423
Upstart Network, Inc.
L2405109.UP.FTS.B , 11 .47% , 6/11/25 .... 163 149
FW2410127.UP.FTS.B , 20 .85% , 6/11/25 .. 146 11
L2414544.UP.FTS.B , 14 .43% , 6/12/25 .... 178 175
FW2009937.UP.FTS.B , 26 .34% , 9/09/25 .. 208 205
L2206982.UP.FTS.B , 9 .5% , 10/08/25 .... 187 83
FW2414692.UP.FTS.B , 6 .84% , 11/12/25 .. 272 269
FW2411155.UP.FTS.B , 7 .59% , 11/26/25 .. 545 538
L1711804.UP.FTS.B , 9 .08% , 9/14/26 ..... 3,304 3,222
L1709773.UP.FTS.B , 9 .1% , 9/14/26 ..... 661 644
L1709466.UP.FTS.B , 9 .12% , 9/14/26 .... 4,616 334
L1710250.UP.FTS.B , 9 .72% , 9/14/26 .... 2,671 2,615
L1711112.UP.FTS.B , 12 .03% , 9/14/26 .... 6,926 6,782
FW1709227.UP.FTS.B , 12 .04% , 9/14/26 .. 425 84
L1711960.UP.FTS.B , 12 .48% , 9/14/26 .... 1,046 1,024
L1708544.UP.FTS.B , 12 .57% , 9/14/26 .... 1,456 983
L1709990.UP.FTS.B , 12 .82% , 9/14/26 .... 543 533
L1711626.UP.FTS.B , 13 .98% , 9/14/26 .... 7,131 6,988
FW1711241.UP.FTS.B , 16 .08% , 9/14/26 .. 1,471 1,453
L1707201.UP.FTS.B , 16 .24% , 9/14/26 .... 5,531 5,462
L1711610.UP.FTS.B , 17 .32% , 9/14/26 .... 9,358 9,188
L1708807.UP.FTS.B , 17 .72% , 9/14/26 .... 3,765 3,719
L1710981.UP.FTS.B , 17 .81% , 9/14/26 .... 3,839 3,767
FW1709424.UP.FTS.B , 18 .79% , 9/14/26 .. 5,737 5,667
L1712201.UP.FTS.B , 18 .94% , 9/14/26 .... 848 833
L1711904.UP.FTS.B , 19 .49% , 9/14/26 .... 7,595 7,444
L1709643.UP.FTS.B , 20 .04% , 9/14/26 .... 1,554 1,526
L1708429.UP.FTS.B , 20 .63% , 9/14/26 .... 1,177 1,154
L1709924.UP.FTS.B , 24 .74% , 9/14/26 .... 639 627
L1710379.UP.FTS.B , 24 .83% , 9/14/26 .... 539 529
L1710592.UP.FTS.B , 25 .03% , 9/14/26 .... 541 531
L1706788.UP.FTS.B , 25 .12% , 9/14/26 .... 839 235
L1710759.UP.FTS.B , 25 .29% , 9/14/26 .... 525 82
L1712021.UP.FTS.B , 25 .29% , 9/14/26 .... 993 974
L1712014.UP.FTS.B , 25 .46% , 9/14/26 .... 712 699
L1710375.UP.FTS.B , 25 .49% , 9/14/26 .... 833 818
L1711582.UP.FTS.B , 25 .87% , 9/14/26 .... 11,467 11,258
L1709668.UP.FTS.B , 25 .91% , 9/14/26 .... 631 620
L1711668.UP.FTS.B , 26 .18% , 9/14/26 .... 1,986 1,950
FW1701558.UP.FTS.B , 29 .38% , 9/14/26 .. 5,243 5,154
FW1708159.UP.FTS.B , 30 .6% , 9/14/26 ... 689 677
FW1708283.UP.FTS.B , 30 .95% , 9/14/26 .. 1,795 1,765
FW1709045.UP.FTS.B , 31 .04% , 9/14/26 .. 1,348 1,325
FW1709237.UP.FTS.B , 31 .24% , 9/14/26 .. 2,246 2,209
FW1712567.UP.FTS.B , 31 .44% , 9/14/26 .. 1,305 1,284
FW1708897.UP.FTS.B , 32 .27% , 9/14/26 .. 884 869
L1709686.UP.FTS.B , 14 .5% , 9/16/26 .... 7,198 7,053
FW1711817.UP.FTS.B , 20 .95% , 9/20/26 .. 1,898 1,861
L1710829.UP.FTS.B , 22 .11% , 9/21/26 .... 192 190
L1873953.UP.FTS.B , 6 .89% , 10/18/26 .... 16,779 16,351
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1872946.UP.FTS.B , 7 .02% , 10/18/26 .. $ 2,194 $ 2,138
L1873001.UP.FTS.B , 11 .14% , 10/18/26 ... 2,707 2,650
L1872155.UP.FTS.B , 11 .36% , 10/18/26 ... 670 657
L1873842.UP.FTS.B , 11 .7% , 10/18/26 .... 6,316 6,186
L1873090.UP.FTS.B , 11 .9% , 10/18/26 .... 546 535
L1874099.UP.FTS.B , 12 .59% , 10/18/26 ... 6,645 6,506
L1872876.UP.FTS.B , 13 .07% , 10/18/26 ... 1,070 154
L1874284.UP.FTS.B , 13 .39% , 10/18/26 ... 2,978 2,918
FW1873975.UP.FTS.B , 13 .55% , 10/18/26 . 2,426 2,377
L1873174.UP.FTS.B , 13 .86% , 10/18/26 ... 3,330 3,276
L1874369.UP.FTS.B , 14 .32% , 10/18/26 ... 3,030 2,992
FW1874328.UP.FTS.B , 14 .8% , 10/18/26 .. 3,803 3,756
L1860167.UP.FTS.B , 14 .86% , 10/18/26 ... 647 639
L1873835.UP.FTS.B , 15 .93% , 10/18/26 ... 3,607 3,565
L1872814.UP.FTS.B , 16 .38% , 10/18/26 ... 5,777 5,709
L1873320.UP.FTS.B , 16 .64% , 10/18/26 ... 781 772
L1873808.UP.FTS.B , 16 .88% , 10/18/26 ... 2,154 2,116
L1873707.UP.FTS.B , 17 .21% , 10/18/26 ... 4,052 4,005
FW1869707.UP.FTS.B , 17 .52% , 10/18/26 . 5,928 5,825
L1873345.UP.FTS.B , 17 .63% , 10/18/26 ... 2,187 2,149
FW1874335.UP.FTS.B , 17 .64% , 10/18/26 . 15,580 15,279
L1874163.UP.FTS.B , 17 .64% , 10/18/26 ... 2,744 2,696
L1868602.UP.FTS.B , 18 .18% , 10/18/26 ... 1,262 1,240
FW1873109.UP.FTS.B , 18 .49% , 10/18/26 . 3,807 3,739
L1873350.UP.FTS.B , 19 .42% , 10/18/26 ... 4,382 4,309
L1873155.UP.FTS.B , 19 .56% , 10/18/26 ... 279 275
L1873356.UP.FTS.B , 19 .63% , 10/18/26 ... 657 645
L1873176.UP.FTS.B , 19 .77% , 10/18/26 ... 7,792 573
L1872983.UP.FTS.B , 19 .88% , 10/18/26 ... 1,923 1,891
FW1873856.UP.FTS.B , 20 .15% , 10/18/26 . 2,460 2,417
L1873825.UP.FTS.B , 20 .43% , 10/18/26 ... 20,572 20,196
L1873221.UP.FTS.B , 20 .79% , 10/18/26 ... 828 814
L1873820.UP.FTS.B , 21 .93% , 10/18/26 ... 1,424 1,399
L1872738.UP.FTS.B , 21 .97% , 10/18/26 ... 631 619
L1873278.UP.FTS.B , 21 .98% , 10/18/26 ... 2,477 2,433
L1873504.UP.FTS.B , 22 .55% , 10/18/26 ... 422 414
L1874352.UP.FTS.B , 22 .6% , 10/18/26 .... 13,846 13,603
L1874034.UP.FTS.B , 22 .67% , 10/18/26 ... 933 916
L1873496.UP.FTS.B , 22 .72% , 10/18/26 ... 9,065 661
L1873307.UP.FTS.B , 23 .79% , 10/18/26 ... 646 634
L1874063.UP.FTS.B , 24 .01% , 10/18/26 ... 3,020 2,967
L1873180.UP.FTS.B , 24 .02% , 10/18/26 ... 431 424
L1873408.UP.FTS.B , 24 .34% , 10/18/26 ... 1,300 1,277
L1870381.UP.FTS.B , 24 .72% , 10/18/26 ... 2,942 2,892
L1873373.UP.FTS.B , 24 .83% , 10/18/26 ... 2,751 199
L1868887.UP.FTS.B , 24 .97% , 10/18/26 ... 6,193 6,087
L1872784.UP.FTS.B , 25 .04% , 10/18/26 ... 2,845 2,796
FW1874269.UP.FTS.B , 25 .11% , 10/18/26 . 1,794 1,764
L1873304.UP.FTS.B , 25 .15% , 10/18/26 ... 662 651
FW1873077.UP.FTS.B , 25 .29% , 10/18/26 . 1,315 1,293
L1873627.UP.FTS.B , 25 .33% , 10/18/26 ... 279 274
L1805232.UP.FTS.B , 25 .36% , 10/18/26 ... 2,414 2,372
L1872764.UP.FTS.B , 25 .4% , 10/18/26 .... 659 648
L1874416.UP.FTS.B , 25 .46% , 10/18/26 ... 12,594 12,383
L1874151.UP.FTS.B , 25 .48% , 10/18/26 ... 483 475
L1874395.UP.FTS.B , 25 .5% , 10/18/26 .... 4,756 382
L1874041.UP.FTS.B , 26 .01% , 10/18/26 ... 3,167 3,113
L1870887.UP.FTS.B , 26 .18% , 10/18/26 ... 754 741

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1874429.UP.FTS.B , 27 .19% , 10/18/26 . $ 1,708 $ 1,679
FW1873344.UP.FTS.B , 27 .72% , 10/18/26 . 6,324 6,223
FW1872622.UP.FTS.B , 28 .59% , 10/18/26 . 1,465 1,018
FW1874208.UP.FTS.B , 29 .47% , 10/18/26 . 1,615 1,590
FW1873268.UP.FTS.B , 30 .52% , 10/18/26 . 841 828
FW1872558.UP.FTS.B , 30 .55% , 10/18/26 . 607 598
FW1874112.UP.FTS.B , 31 .18% , 10/18/26 . 2,308 2,272
FW1873980.UP.FTS.B , 31 .12% , 10/28/26 . 1,252 1,232
L1874280.UP.FTS.B , 15 .62% , 11/01/26 ... 12,109 11,962
FW2008579.UP.FTS.B , 5 .93% , 11/09/26 .. 17,432 16,865
L2010047.UP.FTS.B , 7 .23% , 11/09/26 .... 3,555 3,462
FW2005584.UP.FTS.B , 8 .98% , 11/09/26 .. 5,858 5,706
L2009940.UP.FTS.B , 9 .06% , 11/09/26 .... 12,457 12,134
L2009771.UP.FTS.B , 9 .73% , 11/09/26 .... 1,851 1,810
L1982018.UP.FTS.B , 9 .85% , 11/09/26 .... 1,854 1,806
L2008329.UP.FTS.B , 10 .3% , 11/09/26 .... 2,240 2,183
L2008701.UP.FTS.B , 10 .48% , 11/09/26 ... 2,486 2,431
L2009188.UP.FTS.B , 10 .68% , 11/09/26 ... 9,366 9,162
L2009665.UP.FTS.B , 10 .88% , 11/09/26 ... 3,201 3,129
L2006518.UP.FTS.B , 11 .38% , 11/09/26 ... 1,218 1,192
L1977043.UP.FTS.B , 11 .43% , 11/09/26 ... 2,050 2,004
FW2006974.UP.FTS.B , 11 .44% , 11/09/26 . 4,746 4,641
L2007707.UP.FTS.B , 12 .19% , 11/09/26 ... 5,624 5,500
L2005066.UP.FTS.B , 12 .51% , 11/09/26 ... 5,833 5,703
L2007649.UP.FTS.B , 12 .88% , 11/09/26 ... 1,907 1,874
FW2009636.UP.FTS.B , 13 .06% , 11/09/26 . 1,593 1,562
FW2004957.UP.FTS.B , 13 .66% , 11/09/26 . 980 959
L2006397.UP.FTS.B , 13 .66% , 11/09/26 ... 3,924 3,839
L2008524.UP.FTS.B , 14 .03% , 11/09/26 ... 7,784 7,616
L2008113.UP.FTS.B , 14 .06% , 11/09/26 ... 8,484 8,300
L2009683.UP.FTS.B , 14 .08% , 11/09/26 ... 2,362 2,311
L2009234.UP.FTS.B , 14 .43% , 11/09/26 ... 5,390 5,277
L2008618.UP.FTS.B , 14 .73% , 11/09/26 ... 2,389 2,337
L2009287.UP.FTS.B , 14 .91% , 11/09/26 ... 2,315 2,265
L2008691.UP.FTS.B , 15 .38% , 11/09/26 ... 1,991 1,948
L2008772.UP.FTS.B , 15 .55% , 11/09/26 ... 4,028 3,972
L2009243.UP.FTS.B , 15 .94% , 11/09/26 ... 4,050 3,995
FW2006940.UP.FTS.B , 15 .96% , 11/09/26 . 184 158
L2006713.UP.FTS.B , 16 .47% , 11/09/26 ... 6,359 458
L2009219.UP.FTS.B , 16 .5% , 11/09/26 .... 12,254 893
FW2010280.UP.FTS.B , 16 .52% , 11/09/26 . 6,533 6,445
FW2010216.UP.FTS.B , 16 .55% , 11/09/26 . 3,671 3,594
FW2009372.UP.FTS.B , 16 .77% , 11/09/26 . 6,144 6,061
L2010173.UP.FTS.B , 16 .8% , 11/09/26 .... 3,280 3,235
L2008272.UP.FTS.B , 17 .06% , 11/09/26 ... 8,234 8,123
L2008918.UP.FTS.B , 17 .09% , 11/09/26 ... 3,045 3,004
FW2008938.UP.FTS.B , 17 .12% , 11/09/26 . 3,033 2,992
L2006918.UP.FTS.B , 18 .03% , 11/09/26 ... 13,762 13,485
FW2005538.UP.FTS.B , 18 .4% , 11/09/26 .. 2,520 2,468
FW2005908.UP.FTS.B , 18 .71% , 11/09/26 . 1,892 1,854
L2006524.UP.FTS.B , 18 .79% , 11/09/26 ... 1,979 1,940
FW2009511.UP.FTS.B , 18 .82% , 11/09/26 . 2,521 2,471
L2007966.UP.FTS.B , 18 .98% , 11/09/26 ... 844 827
L2007377.UP.FTS.B , 19 .06% , 11/09/26 ... 7,184 7,090
L2007099.UP.FTS.B , 20 .26% , 11/09/26 ... 14,144 13,830
L2008551.UP.FTS.B , 20 .27% , 11/09/26 ... 9,279 9,074
L2009017.UP.FTS.B , 20 .52% , 11/09/26 ... 3,050 3,010
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2004995.UP.FTS.B , 21% , 11/09/26 ... $ 2,513 $ 2,464
FW2006513.UP.FTS.B , 21 .09% , 11/09/26 . 815 799
L2009584.UP.FTS.B , 21 .3% , 11/09/26 .... 5,983 437
L2006375.UP.FTS.B , 21 .38% , 11/09/26 ... 1,425 1,394
L2008251.UP.FTS.B , 21 .4% , 11/09/26 .... 870 854
FW2008069.UP.FTS.B , 21 .82% , 11/09/26 . 5,696 415
FW2009886.UP.FTS.B , 22 .16% , 11/09/26 . 1,759 1,725
L2009468.UP.FTS.B , 22 .18% , 11/09/26 ... 5,717 5,595
L2009034.UP.FTS.B , 22 .22% , 11/09/26 ... 2,478 2,425
L2008599.UP.FTS.B , 22 .35% , 11/09/26 ... 882 865
L2008480.UP.FTS.B , 22 .94% , 11/09/26 ... 6,664 6,523
L2007056.UP.FTS.B , 24 .37% , 11/09/26 ... 1,107 1,084
L2009896.UP.FTS.B , 24 .89% , 11/09/26 ... 822 805
FW2006718.UP.FTS.B , 24 .97% , 11/09/26 . 2,280 2,233
L2007001.UP.FTS.B , 25 .04% , 11/09/26 ... 684 671
L2009837.UP.FTS.B , 25 .1% , 11/09/26 .... 686 672
L2006519.UP.FTS.B , 25 .11% , 11/09/26 ... 1,144 302
L2008646.UP.FTS.B , 25 .12% , 11/09/26 ... 593 581
L2005357.UP.FTS.B , 25 .2% , 11/09/26 .... 2,284 2,237
L2006252.UP.FTS.B , 25 .33% , 11/09/26 ... 2,936 2,875
L2007046.UP.FTS.B , 25 .34% , 11/09/26 ... 829 812
FW2009941.UP.FTS.B , 25 .35% , 11/09/26 . 3,778 3,701
L2009460.UP.FTS.B , 25 .35% , 11/09/26 ... 1,418 1,390
L2007026.UP.FTS.B , 25 .44% , 11/09/26 ... 825 808
L1976857.UP.FTS.B , 25 .45% , 11/09/26 ... 3,665 3,591
L2008185.UP.FTS.B , 25 .45% , 11/09/26 ... 1,855 1,817
L2005075.UP.FTS.B , 25 .48% , 11/09/26 ... 984 21
L2004971.UP.FTS.B , 25 .6% , 11/09/26 .... 4,531 4,439
L2007383.UP.FTS.B , 25 .64% , 11/09/26 ... 1,791 1,755
L2008285.UP.FTS.B , 25 .92% , 11/09/26 ... 3,203 232
FW2007576.UP.FTS.B , 26 .1% , 11/09/26 .. 2,769 2,713
L2009167.UP.FTS.B , 26 .14% , 11/09/26 ... 4,620 4,527
FW1993820.UP.FTS.B , 26 .38% , 11/09/26 . 2,780 2,725
FW2006658.UP.FTS.B , 26 .38% , 11/09/26 . 2,780 2,728
FW2008080.UP.FTS.B , 27 .3% , 11/09/26 .. 703 689
FW2009450.UP.FTS.B , 27 .39% , 11/09/26 . 3,905 3,828
FW2006870.UP.FTS.B , 27 .89% , 11/09/26 . 3,760 271
FW2005768.UP.FTS.B , 27 .98% , 11/09/26 . 727 399
FW2006392.UP.FTS.B , 28 .34% , 11/09/26 . 431 422
FW2005859.UP.FTS.B , 28 .42% , 11/09/26 . 6,296 6,173
FW2005194.UP.FTS.B , 29 .14% , 11/09/26 . 2,946 2,889
FW2009687.UP.FTS.B , 29 .61% , 11/09/26 . 2,661 2,610
FW2009414.UP.FTS.B , 30 .01% , 11/09/26 . 5,940 5,827
FW2007936.UP.FTS.B , 30 .89% , 11/09/26 . 2,002 1,965
FW1985263.UP.FTS.B , 31 .02% , 11/09/26 . 868 132
FW2005025.UP.FTS.B , 31 .15% , 11/09/26 . 3,640 3,571
FW2008432.UP.FTS.B , 31 .3% , 11/09/26 .. 2,167 2,126
FW2008400.UP.FTS.B , 31 .31% , 11/09/26 . 1,673 1,642
FW2009323.UP.FTS.B , 31 .47% , 11/09/26 . 2,992 2,937
FW2007089.UP.FTS.B , 31 .52% , 11/09/26 . 3,925 3,851
L2009417.UP.FTS.B , 11 .04% , 11/10/26 ... 1,861 1,819
FW2009221.UP.FTS.B , 30 .79% , 11/12/26 . 6,637 6,513
L2005604.UP.FTS.B , 7 .24% , 11/15/26 .... 8,564 8,339
L2009697.UP.FTS.B , 20 .69% , 11/15/26 ... 2,171 2,128
L2009364.UP.FTS.B , 25 .41% , 11/15/26 ... 2,260 2,215
L2077278.UP.FTS.B , 10 .24% , 11/19/26 ... 748 730
L2079683.UP.FTS.B , 10 .46% , 11/19/26 ... 1,651 1,616

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2078817.UP.FTS.B , 10 .96% , 11/19/26 ... $ 17,349 $ 16,982
L2077229.UP.FTS.B , 11 .22% , 11/19/26 ... 7,568 7,409
L2079790.UP.FTS.B , 11 .54% , 11/19/26 ... 3,397 2,231
L2078831.UP.FTS.B , 11 .67% , 11/19/26 ... 697 683
L2075431.UP.FTS.B , 11 .87% , 11/19/26 ... 8,787 8,603
L2069545.UP.FTS.B , 12 .88% , 11/19/26 ... 2,327 2,279
L2077586.UP.FTS.B , 13 .74% , 11/19/26 ... 2,099 2,056
L2080759.UP.FTS.B , 14 .39% , 11/19/26 ... 5,812 5,694
FW2078825.UP.FTS.B , 14 .72% , 11/19/26 . 9,520 1,349
L2077934.UP.FTS.B , 15 .05% , 11/19/26 ... 3,000 2,940
L2079762.UP.FTS.B , 15 .07% , 11/19/26 ... 1,851 1,829
L2080377.UP.FTS.B , 15 .37% , 11/19/26 ... 3,615 3,574
L2080949.UP.FTS.B , 16 .51% , 11/19/26 ... 2,096 2,071
L2077345.UP.FTS.B , 16 .52% , 11/19/26 ... 687 675
L2077136.UP.FTS.B , 16 .73% , 11/19/26 ... 4,093 4,047
FW2080998.UP.FTS.B , 16 .87% , 11/19/26 . 371 367
FW2078513.UP.FTS.B , 16 .88% , 11/19/26 . 7,386 7,304
L2079147.UP.FTS.B , 16 .93% , 11/19/26 ... 6,877 6,799
L2073789.UP.FTS.B , 17 .39% , 11/19/26 ... 1,302 876
L2078785.UP.FTS.B , 17 .53% , 11/19/26 ... 4,143 4,072
L2078320.UP.FTS.B , 18 .26% , 11/19/26 ... 81 80
L2078541.UP.FTS.B , 18 .53% , 11/19/26 ... 1,468 1,443
L2078767.UP.FTS.B , 18 .54% , 11/19/26 ... 419 415
FW2080677.UP.FTS.B , 18 .72% , 11/19/26 . 7,155 7,077
FW2078252.UP.FTS.B , 19 .1% , 11/19/26 .. 617 607
L2079089.UP.FTS.B , 19 .11% , 11/19/26 ... 2,533 2,506
L2077889.UP.FTS.B , 19 .41% , 11/19/26 ... 3,129 3,076
L2079136.UP.FTS.B , 19 .7% , 11/19/26 .... 7,030 6,903
FW2076082.UP.FTS.B , 20 .04% , 11/19/26 . 7,928 7,795
L2077864.UP.FTS.B , 20 .33% , 11/19/26 ... 9,439 9,281
L2077767.UP.FTS.B , 20 .73% , 11/19/26 ... 4,319 4,242
FW2080860.UP.FTS.B , 21 .93% , 11/19/26 . 8,423 8,275
L2080597.UP.FTS.B , 22 .59% , 11/19/26 ... 973 956
L2078431.UP.FTS.B , 23 .7% , 11/19/26 .... 983 967
L2079001.UP.FTS.B , 24 .08% , 11/19/26 ... 5,586 5,494
FW2076263.UP.FTS.B , 24 .18% , 11/19/26 . 1,399 1,385
L2051923.UP.FTS.B , 24 .73% , 11/19/26 ... 203 200
FW2078837.UP.FTS.B , 25 .18% , 11/19/26 . 1,187 1,168
L2080819.UP.FTS.B , 25 .23% , 11/19/26 ... 996 72
L2080514.UP.FTS.B , 25 .27% , 11/19/26 ... 1,006 990
L2079636.UP.FTS.B , 25 .5% , 11/19/26 .... 799 786
L2080879.UP.FTS.B , 25 .51% , 11/19/26 ... 1,925 1,894
L2080301.UP.FTS.B , 25 .61% , 11/19/26 ... 1,895 1,864
L2077747.UP.FTS.B , 25 .84% , 11/19/26 ... 2,548 2,507
FW2080275.UP.FTS.B , 26 .15% , 11/19/26 . 1,617 1,591
FW2076617.UP.FTS.B , 26 .67% , 11/19/26 . 13,576 13,363
FW2070515.UP.FTS.B , 26 .89% , 11/19/26 . 2,599 187
L2075827.UP.FTS.B , 27% , 11/19/26 ..... 4,341 4,274
FW2076319.UP.FTS.B , 27 .45% , 11/19/26 . 2,181 33
FW2076598.UP.FTS.B , 31 .11% , 11/19/26 . 188 185
L2078364.UP.FTS.B , 15 .16% , 11/20/26 ... 2,406 2,378
L2008677.UP.FTS.B , 10 .77% , 11/23/26 ... 3,773 3,687
L2010117.UP.FTS.B , 24 .96% , 11/23/26 ... 1,840 1,803
FW2007433.UP.FTS.B , 21 .02% , 11/24/26 . 3,262 3,192
FW2003971.UP.FTS.B , 17 .71% , 11/26/26 . 11,520 11,368
L2079956.UP.FTS.B , 14 .89% , 12/01/26 ... 2,944 2,907
L2198358.UP.FTS.B , 7 .09% , 12/07/26 .... 1,271 93
L2196810.UP.FTS.B , 7 .42% , 12/07/26 .... 2,251 2,190
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2198501.UP.FTS.B , 8 .94% , 12/07/26 .... $ 1,534 $ 1,493
L2195995.UP.FTS.B , 9 .12% , 12/07/26 .... 1,655 1,611
L2199695.UP.FTS.B , 9 .66% , 12/07/26 .... 2,327 2,266
L2199924.UP.FTS.B , 9 .76% , 12/07/26 .... 2,719 2,647
FW2200013.UP.FTS.B , 10 .26% , 12/07/26 . 5,480 5,348
L2198751.UP.FTS.B , 10 .42% , 12/07/26 ... 3,139 3,063
L2196100.UP.FTS.B , 10 .99% , 12/07/26 ... 633 616
L2197856.UP.FTS.B , 11 .23% , 12/07/26 ... 2,144 2,093
FW2199260.UP.FTS.B , 12 .51% , 12/07/26 . 9,901 9,670
L2200204.UP.FTS.B , 12 .79% , 12/07/26 ... 5,284 5,160
L2200250.UP.FTS.B , 13 .28% , 12/07/26 ... 2,043 1,996
L2197658.UP.FTS.B , 13 .72% , 12/07/26 ... 2,056 2,008
FW2198593.UP.FTS.B , 14 .12% , 12/07/26 . 2,509 2,451
L2197131.UP.FTS.B , 14 .14% , 12/07/26 ... 455 444
L2199997.UP.FTS.B , 14 .15% , 12/07/26 ... 1,530 1,495
L2198350.UP.FTS.B , 15 .19% , 12/07/26 ... 384 375
L2199860.UP.FTS.B , 16 .1% , 12/07/26 .... 6,344 6,249
L2199879.UP.FTS.B , 16 .31% , 12/07/26 ... 5,737 5,612
L2198446.UP.FTS.B , 16 .58% , 12/07/26 ... 20,828 20,521
L2198880.UP.FTS.B , 16 .74% , 12/07/26 ... 1,466 1,443
L2198345.UP.FTS.B , 17 .18% , 12/07/26 ... 10,258 10,107
L2198376.UP.FTS.B , 17 .42% , 12/07/26 ... 9,589 9,374
L2192178.UP.FTS.B , 17 .53% , 12/07/26 ... 3,679 516
L2199726.UP.FTS.B , 18 .1% , 12/07/26 .... 2,617 2,579
L2196412.UP.FTS.B , 18 .83% , 12/07/26 ... 793 781
L2199248.UP.FTS.B , 19 .04% , 12/07/26 ... 6,932 3,469
L2199663.UP.FTS.B , 19 .69% , 12/07/26 ... 3,037 452
L2199129.UP.FTS.B , 20 .12% , 12/07/26 ... 986 972
L2197655.UP.FTS.B , 20 .75% , 12/07/26 ... 2,260 2,206
L2196680.UP.FTS.B , 21 .47% , 12/07/26 ... 2,789 2,729
L2197631.UP.FTS.B , 21 .55% , 12/07/26 ... 2,059 2,014
L2196775.UP.FTS.B , 22 .04% , 12/07/26 ... 459 449
L2199874.UP.FTS.B , 22 .34% , 12/07/26 ... 3,780 3,692
L2192706.UP.FTS.B , 22 .47% , 12/07/26 ... 4,606 4,499
L2197670.UP.FTS.B , 22 .54% , 12/07/26 ... 1,756 1,716
FW2196522.UP.FTS.B , 23 .26% , 12/07/26 . 2,794 2,730
FW2192438.UP.FTS.B , 23 .66% , 12/07/26 . 5,616 5,488
L2200210.UP.FTS.B , 24 .56% , 12/07/26 ... 9,594 5,012
L2196219.UP.FTS.B , 25 .27% , 12/07/26 ... 4,140 4,048
L2198546.UP.FTS.B , 25 .32% , 12/07/26 ... 716 700
L2198050.UP.FTS.B , 25 .44% , 12/07/26 ... 2,702 1,395
L2197183.UP.FTS.B , 25 .46% , 12/07/26 ... 814 796
L2197844.UP.FTS.B , 25 .47% , 12/07/26 ... 2,453 1,375
L2199814.UP.FTS.B , 25 .68% , 12/07/26 ... 2,877 2,813
FW2199793.UP.FTS.B , 25 .9% , 12/07/26 .. 3,846 3,761
FW2200076.UP.FTS.B , 28 .24% , 12/07/26 . 24,701 24,175
FW2200069.UP.FTS.B , 28 .54% , 12/07/26 . 2,033 1,991
FW2198176.UP.FTS.B , 29 .22% , 12/07/26 . 1,750 1,713
FW2198672.UP.FTS.B , 30 .42% , 12/07/26 . 3,723 267
FW2198098.UP.FTS.B , 31% , 12/07/26 ... 3,505 526
FW2199632.UP.FTS.B , 32 .42% , 12/07/26 . 2,535 2,484
L2201511.UP.FTS.B , 5 .03% , 12/08/26 .... 2,610 2,548
L2201100.UP.FTS.B , 5 .82% , 12/08/26 .... 3,661 3,539
FW2201687.UP.FTS.B , 5 .98% , 12/08/26 .. 1,569 1,521
L2203382.UP.FTS.B , 6 .5% , 12/08/26 .... 3,699 3,576
L2206413.UP.FTS.B , 7 .44% , 12/08/26 .... 3,256 3,171
L2201126.UP.FTS.B , 7 .87% , 12/08/26 .... 7,132 6,957
L2200918.UP.FTS.B , 8 .74% , 12/08/26 .... 1,646 1,603

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2201288.UP.FTS.B , 9 .13% , 12/08/26 .... $ 1,270 $ 1,237
FW2202215.UP.FTS.B , 9 .76% , 12/08/26 .. 15,167 14,828
L2202140.UP.FTS.B , 10 .05% , 12/08/26 ... 1,611 385
L2205692.UP.FTS.B , 10 .33% , 12/08/26 ... 6,466 6,298
L2205258.UP.FTS.B , 10 .97% , 12/08/26 ... 1,386 1,355
L2202707.UP.FTS.B , 11 .01% , 12/08/26 ... 3,957 3,864
L2200873.UP.FTS.B , 11 .09% , 12/08/26 ... 3,564 3,482
L2205661.UP.FTS.B , 11 .13% , 12/08/26 ... 4,755 4,644
FW2202691.UP.FTS.B , 11 .21% , 12/08/26 . 1,190 1,159
L2201522.UP.FTS.B , 11 .25% , 12/08/26 ... 7,938 7,754
FW2201210.UP.FTS.B , 12 .48% , 12/08/26 . 807 789
L2202867.UP.FTS.B , 13 .27% , 12/08/26 ... 1,680 1,645
L2202534.UP.FTS.B , 13 .68% , 12/08/26 ... 6,164 6,025
L2200884.UP.FTS.B , 13 .99% , 12/08/26 ... 3,054 2,985
L2204734.UP.FTS.B , 13 .99% , 12/08/26 ... 1,718 234
L2201701.UP.FTS.B , 14 .19% , 12/08/26 ... 2,897 2,832
L2200543.UP.FTS.B , 14 .23% , 12/08/26 ... 2,354 343
FW2206534.UP.FTS.B , 14 .38% , 12/08/26 . 1,326 1,296
FW2201365.UP.FTS.B , 14 .41% , 12/08/26 . 6,018 5,883
L2205970.UP.FTS.B , 14 .78% , 12/08/26 ... 1,116 1,091
L2203172.UP.FTS.B , 14 .86% , 12/08/26 ... 4,177 4,084
L2201429.UP.FTS.B , 15 .27% , 12/08/26 ... 4,984 4,873
L2203888.UP.FTS.B , 15 .35% , 12/08/26 ... 1,261 1,233
L2205307.UP.FTS.B , 15 .66% , 12/08/26 ... 849 836
L2193881.UP.FTS.B , 15 .75% , 12/08/26 ... 1,861 1,834
L2205432.UP.FTS.B , 15 .94% , 12/08/26 ... 10,323 10,175
L2206448.UP.FTS.B , 16% , 12/08/26 ..... 4,455 4,356
L2195672.UP.FTS.B , 16 .2% , 12/08/26 .... 5,445 5,367
L2203269.UP.FTS.B , 16 .66% , 12/08/26 ... 1,927 1,899
L2206760.UP.FTS.B , 17 .01% , 12/08/26 ... 18,732 18,468
L2200739.UP.FTS.B , 17 .06% , 12/08/26 ... 1,162 1,146
L2200406.UP.FTS.B , 17 .28% , 12/08/26 ... 1,899 1,873
L2203876.UP.FTS.B , 17 .53% , 12/08/26 ... 9,684 4,941
L2202653.UP.FTS.B , 17 .59% , 12/08/26 ... 5,375 5,299
L2200437.UP.FTS.B , 17 .72% , 12/08/26 ... 1,085 1,062
L2206114.UP.FTS.B , 17 .92% , 12/08/26 ... 875 863
L2201870.UP.FTS.B , 17 .98% , 12/08/26 ... 1,307 1,279
FW2200514.UP.FTS.B , 18 .68% , 12/08/26 . 4,358 4,266
L2202316.UP.FTS.B , 18 .78% , 12/08/26 ... 1,102 1,078
FW2204149.UP.FTS.B , 19 .13% , 12/08/26 . 2,222 2,174
FW2201703.UP.FTS.B , 19 .15% , 12/08/26 . 1,727 247
L2171699.UP.FTS.B , 19 .26% , 12/08/26 ... 4,434 4,329
FW2201480.UP.FTS.B , 19 .28% , 12/08/26 . 3,104 3,060
L2201833.UP.FTS.B , 19 .78% , 12/08/26 ... 2,224 2,178
L2203346.UP.FTS.B , 19 .86% , 12/08/26 ... 2,858 2,819
FW2185665.UP.FTS.B , 20 .17% , 12/08/26 . 7,235 1,738
L2200446.UP.FTS.B , 20 .19% , 12/08/26 ... 492 482
L2200528.UP.FTS.B , 20 .47% , 12/08/26 ... 1,575 1,542
L2201790.UP.FTS.B , 20 .6% , 12/08/26 .... 1,262 1,236
L2203266.UP.FTS.B , 21 .37% , 12/08/26 ... 2,317 2,264
L2203685.UP.FTS.B , 21 .52% , 12/08/26 ... 1,596 1,560
L2206634.UP.FTS.B , 21 .58% , 12/08/26 ... 1,004 981
FW2200309.UP.FTS.B , 21 .86% , 12/08/26 . 2,026 148
FW2202543.UP.FTS.B , 22 .46% , 12/08/26 . 877 859
L2200624.UP.FTS.B , 22 .5% , 12/08/26 .... 923 904
L2201275.UP.FTS.B , 22 .92% , 12/08/26 ... 2,222 162
L2203293.UP.FTS.B , 22 .93% , 12/08/26 ... 789 772
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2203667.UP.FTS.B , 23 .01% , 12/08/26 . $ 7,004 $ 6,848
L2203557.UP.FTS.B , 23 .55% , 12/08/26 ... 674 660
L2200929.UP.FTS.B , 23 .61% , 12/08/26 ... 1,155 1,129
L2197277.UP.FTS.B , 23 .68% , 12/08/26 ... 3,050 2,983
L2205882.UP.FTS.B , 23 .83% , 12/08/26 ... 1,408 1,390
FW2200085.UP.FTS.B , 23 .88% , 12/08/26 . 1,408 1,377
L2204440.UP.FTS.B , 24 .51% , 12/08/26 ... 567 555
L2200752.UP.FTS.B , 24 .63% , 12/08/26 ... 474 464
FW2200668.UP.FTS.B , 24 .66% , 12/08/26 . 5,924 5,796
L2201876.UP.FTS.B , 24 .84% , 12/08/26 ... 523 512
L2200418.UP.FTS.B , 24 .91% , 12/08/26 ... 3,519 3,449
L2201388.UP.FTS.B , 24 .93% , 12/08/26 ... 1,352 1,323
L2203217.UP.FTS.B , 25 .16% , 12/08/26 ... 534 523
L2201763.UP.FTS.B , 25 .22% , 12/08/26 ... 3,264 3,223
L2203014.UP.FTS.B , 25 .25% , 12/08/26 ... 2,385 2,335
L2204236.UP.FTS.B , 25 .3% , 12/08/26 .... 2,351 2,301
L2201267.UP.FTS.B , 25 .35% , 12/08/26 ... 412 403
L2207019.UP.FTS.B , 25 .36% , 12/08/26 ... 649 635
L2204385.UP.FTS.B , 25 .38% , 12/08/26 ... 575 563
L2204272.UP.FTS.B , 25 .42% , 12/08/26 ... 674 660
L2200539.UP.FTS.B , 25 .48% , 12/08/26 ... 2,596 2,540
L2202382.UP.FTS.B , 25 .5% , 12/08/26 .... 861 843
L2206619.UP.FTS.B , 25 .63% , 12/08/26 ... 3,595 3,519
L2205529.UP.FTS.B , 25 .96% , 12/08/26 ... 3,367 3,297
L2200501.UP.FTS.B , 26 .06% , 12/08/26 ... 984 963
FW2205293.UP.FTS.B , 26 .73% , 12/08/26 . 481 471
FW2205802.UP.FTS.B , 27% , 12/08/26 ... 2,135 154
FW2200840.UP.FTS.B , 27 .39% , 12/08/26 . 4,110 4,026
FW2206331.UP.FTS.B , 28 .09% , 12/08/26 . 6,275 448
FW2200263.UP.FTS.B , 28 .29% , 12/08/26 . 9,081 8,898
FW2202084.UP.FTS.B , 28 .33% , 12/08/26 . 691 677
FW2206080.UP.FTS.B , 28 .43% , 12/08/26 . 1,241 1,215
FW2202420.UP.FTS.B , 28 .72% , 12/08/26 . 1,992 1,950
FW2203128.UP.FTS.B , 28 .72% , 12/08/26 . 498 488
FW2200463.UP.FTS.B , 28 .91% , 12/08/26 . 598 586
FW2201641.UP.FTS.B , 29 .67% , 12/08/26 . 4,116 4,034
FW2206862.UP.FTS.B , 29 .87% , 12/08/26 . 2,416 2,368
FW2204427.UP.FTS.B , 30 .34% , 12/08/26 . 4,046 3,967
FW2202866.UP.FTS.B , 30 .6% , 12/08/26 .. 619 316
FW2203290.UP.FTS.B , 31 .07% , 12/08/26 . 714 700
FW2206683.UP.FTS.B , 31 .07% , 12/08/26 . 1,053 579
FW2205002.UP.FTS.B , 31 .08% , 12/08/26 . 1,581 1,550
FW2200524.UP.FTS.B , 31 .14% , 12/08/26 . 2,969 2,910
FW2199311.UP.FTS.B , 31 .18% , 12/08/26 . 715 701
FW2203562.UP.FTS.B , 32 .34% , 12/08/26 . 4,089 288
FW2199186.UP.FTS.B , 25 .95% , 12/09/26 . 1,205 1,179
FW2201142.UP.FTS.B , 31 .05% , 12/12/26 . 512 502
L2206744.UP.FTS.B , 13 .51% , 12/14/26 ... 12,378 12,094
L2202911.UP.FTS.B , 21 .13% , 12/14/26 ... 2,915 2,855
L2196899.UP.FTS.B , 24 .65% , 12/15/26 ... 2,763 2,702
FW2199126.UP.FTS.B , 31 .54% , 12/15/26 . 3,197 3,137
FW2198165.UP.FTS.B , 14 .07% , 12/16/26 . 581 567
L2200110.UP.FTS.B , 25 .93% , 12/16/26 ... 3,812 2,577
L2203118.UP.FTS.B , 8 .78% , 12/17/26 .... 3,050 2,970
L2203117.UP.FTS.B , 13 .79% , 12/17/26 ... 3,552 3,472
L2201499.UP.FTS.B , 21 .34% , 12/17/26 ... 5,030 4,917
FW2205704.UP.FTS.B , 28 .05% , 12/18/26 . 2,475 2,425

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2198520.UP.FTS.B , 20 .07% , 12/22/26 . $ 5,420 $ 391
L2195912.UP.FTS.B , 25 .21% , 12/22/26 ... 3,952 3,865
L2196637.UP.FTS.B , 24 .42% , 12/28/26 ... 7,138 6,982
FW2197646.UP.FTS.B , 16 .34% , 1/01/27 .. 3,607 3,530
L2411009.UP.FTS.B , 5 .26% , 1/11/27 ..... 13,302 12,842
L2402399.UP.FTS.B , 6 .09% , 1/11/27 ..... 10,428 10,071
FW2408524.UP.FTS.B , 6 .18% , 1/11/27 ... 4,163 4,020
L2413519.UP.FTS.B , 6 .19% , 1/11/27 ..... 9,732 4,483
FW2411884.UP.FTS.B , 6 .2% , 1/11/27 .... 9,638 9,307
L2411160.UP.FTS.B , 7 .26% , 1/11/27 ..... 5,873 5,674
FW2406810.UP.FTS.B , 7 .3% , 1/11/27 .... 2,301 2,228
L2408660.UP.FTS.B , 7 .61% , 1/11/27 ..... 2,716 2,643
L2412785.UP.FTS.B , 7 .81% , 1/11/27 ..... 790 768
L2408557.UP.FTS.B , 7 .86% , 1/11/27 ..... 2,324 156
L2413727.UP.FTS.B , 8 .61% , 1/11/27 ..... 1,717 1,671
FW2410081.UP.FTS.B , 8 .78% , 1/11/27 ... 7,209 7,015
L2407187.UP.FTS.B , 8 .85% , 1/11/27 ..... 2,001 1,948
FW2411415.UP.FTS.B , 9 .04% , 1/11/27 ... 2,680 2,611
L2410685.UP.FTS.B , 9 .48% , 1/11/27 ..... 3,896 1,771
FW2406985.UP.FTS.B , 9 .83% , 1/11/27 ... 1,219 1,187
L2411458.UP.FTS.B , 10 .12% , 1/11/27 .... 898 874
L2408600.UP.FTS.B , 10 .21% , 1/11/27 .... 1,896 444
L2413945.UP.FTS.B , 10 .53% , 1/11/27 .... 9,029 8,814
L2411571.UP.FTS.B , 11 .47% , 1/11/27 .... 3,093 3,022
L2413044.UP.FTS.B , 11 .78% , 1/11/27 .... 3,387 3,306
FW2408471.UP.FTS.B , 11 .94% , 1/11/27 .. 2,368 2,314
L2405206.UP.FTS.B , 12 .1% , 1/11/27 ..... 10,150 9,908
L2370107.UP.FTS.B , 12 .85% , 1/11/27 .... 2,077 2,029
L2412100.UP.FTS.B , 13 .07% , 1/11/27 .... 2,777 2,711
L2411596.UP.FTS.B , 13 .42% , 1/11/27 .... 2,131 2,081
FW2412293.UP.FTS.B , 13 .57% , 1/11/27 .. 2,000 1,956
FW2412839.UP.FTS.B , 13 .8% , 1/11/27 ... 4,628 4,520
FW2407206.UP.FTS.B , 13 .82% , 1/11/27 .. 2,577 2,517
FW2410061.UP.FTS.B , 13 .89% , 1/11/27 .. 8,599 8,400
L2409821.UP.FTS.B , 14 .42% , 1/11/27 .... 2,339 2,285
L2410324.UP.FTS.B , 14 .46% , 1/11/27 .... 8,809 4,138
L2408774.UP.FTS.B , 14 .55% , 1/11/27 .... 1,735 1,710
L2408843.UP.FTS.B , 14 .84% , 1/11/27 .... 1,212 1,186
L2408436.UP.FTS.B , 15 .99% , 1/11/27 .... 17,802 17,540
L2406986.UP.FTS.B , 16 .62% , 1/11/27 .... 2,229 2,198
L2412621.UP.FTS.B , 16 .62% , 1/11/27 .... 1,784 1,758
L2407022.UP.FTS.B , 16 .96% , 1/11/27 .... 2,239 2,208
FW2411635.UP.FTS.B , 17 .05% , 1/11/27 .. 2,286 2,237
L2411840.UP.FTS.B , 17 .48% , 1/11/27 .... 12,782 12,496
L2406982.UP.FTS.B , 17 .53% , 1/11/27 .... 4,326 2,144
L2412808.UP.FTS.B , 17 .54% , 1/11/27 .... 4,511 4,448
FW2411466.UP.FTS.B , 17 .75% , 1/11/27 .. 905 892
L2407285.UP.FTS.B , 17 .96% , 1/11/27 .... 2,325 1,170
FW2407640.UP.FTS.B , 18 .05% , 1/11/27 .. 4,995 4,884
L2410765.UP.FTS.B , 18 .19% , 1/11/27 .... 3,345 3,299
L2412345.UP.FTS.B , 18 .51% , 1/11/27 .... 1,541 788
FW2406958.UP.FTS.B , 18 .83% , 1/11/27 .. 1,001 986
L2407160.UP.FTS.B , 18 .83% , 1/11/27 .... 8,025 7,915
L2413429.UP.FTS.B , 19 .09% , 1/11/27 .... 221 11
L2412374.UP.FTS.B , 19 .25% , 1/11/27 .... 5,585 5,457
FW2410395.UP.FTS.B , 20 .34% , 1/11/27 .. 2,336 2,288
FW2412890.UP.FTS.B , 20 .68% , 1/11/27 .. 4,773 4,667
L2407644.UP.FTS.B , 21 .08% , 1/11/27 .... 1,886 1,844
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2410907.UP.FTS.B , 21 .6% , 1/11/27 ..... $ 1,675 $ 1,638
L2413585.UP.FTS.B , 22 .13% , 1/11/27 .... 3,887 3,802
L2413345.UP.FTS.B , 22 .45% , 1/11/27 .... 2,932 2,869
L2410622.UP.FTS.B , 23 .11% , 1/11/27 .... 2,319 2,270
FW2412083.UP.FTS.B , 23 .34% , 1/11/27 .. 2,228 2,180
L2408703.UP.FTS.B , 23 .63% , 1/11/27 .... 2,874 1,530
L2413379.UP.FTS.B , 24 .03% , 1/11/27 .... 9,773 9,567
FW2412786.UP.FTS.B , 24 .26% , 1/11/27 .. 4,164 4,076
FW2407461.UP.FTS.B , 25 .01% , 1/11/27 .. 2,471 2,419
L2407824.UP.FTS.B , 25 .08% , 1/11/27 .... 2,028 1,986
FW2412505.UP.FTS.B , 25 .22% , 1/11/27 .. 2,327 2,279
L2406959.UP.FTS.B , 25 .22% , 1/11/27 .... 4,041 3,958
L2413560.UP.FTS.B , 25 .29% , 1/11/27 .... 1,763 1,726
FW2411982.UP.FTS.B , 25 .34% , 1/11/27 .. 2,489 2,437
L2411780.UP.FTS.B , 25 .37% , 1/11/27 .... 1,016 995
L2409900.UP.FTS.B , 25 .4% , 1/11/27 ..... 484 474
L2411491.UP.FTS.B , 25 .4% , 1/11/27 ..... 941 923
L2411973.UP.FTS.B , 25 .47% , 1/11/27 .... 645 632
L2411173.UP.FTS.B , 25 .49% , 1/11/27 .... 438 430
L2413595.UP.FTS.B , 25 .51% , 1/11/27 .... 1,841 132
FW2412928.UP.FTS.B , 25 .61% , 1/11/27 .. 996 975
FW2411046.UP.FTS.B , 26 .47% , 1/11/27 .. 4,485 4,394
L2409231.UP.FTS.B , 26 .66% , 1/11/27 .... 2,230 2,185
FW2408955.UP.FTS.B , 27 .26% , 1/11/27 .. 1,535 129
FW2412354.UP.FTS.B , 27 .69% , 1/11/27 .. 617 44
FW2406988.UP.FTS.B , 27 .86% , 1/11/27 .. 2,551 2,501
FW2410159.UP.FTS.B , 27 .94% , 1/11/27 .. 2,216 2,172
FW2411293.UP.FTS.B , 29 .42% , 1/11/27 .. 830 814
FW2407567.UP.FTS.B , 29 .43% , 1/11/27 .. 2,077 2,036
FW2407055.UP.FTS.B , 29 .46% , 1/11/27 .. 2,251 2,207
FW2408568.UP.FTS.B , 29 .5% , 1/11/27 ... 2,335 2,290
FW2412942.UP.FTS.B , 30 .18% , 1/11/27 .. 2,051 2,012
FW2413390.UP.FTS.B , 30 .33% , 1/11/27 .. 2,248 2,204
FW2407748.UP.FTS.B , 30 .43% , 1/11/27 .. 1,259 1,235
FW2413147.UP.FTS.B , 30 .55% , 1/11/27 .. 2,433 609
FW2412502.UP.FTS.B , 30 .76% , 1/11/27 .. 7,888 7,739
FW2410401.UP.FTS.B , 30 .79% , 1/11/27 .. 703 690
FW2411299.UP.FTS.B , 30 .92% , 1/11/27 .. 888 871
FW2392367.UP.FTS.B , 30 .94% , 1/11/27 .. 1,167 1,145
FW2411010.UP.FTS.B , 31 .02% , 1/11/27 .. 2,376 2,332
FW2409966.UP.FTS.B , 31 .03% , 1/11/27 .. 1,740 1,708
FW2407947.UP.FTS.B , 31 .05% , 1/11/27 .. 1,907 1,871
FW2411701.UP.FTS.B , 31 .06% , 1/11/27 .. 289 284
FW2411738.UP.FTS.B , 31 .08% , 1/11/27 .. 930 912
FW2413942.UP.FTS.B , 31 .15% , 1/11/27 .. 64 63
FW2410271.UP.FTS.B , 31 .19% , 1/11/27 .. 1,154 –
FW2411062.UP.FTS.B , 32 .46% , 1/11/27 .. 4,493 320
FW2410751.UP.FTS.B , 34 .47% , 1/11/27 .. 2,677 2,623
L2414801.UP.FTS.B , 6 .11% , 1/12/27 ..... 4,233 4,088
L2419361.UP.FTS.B , 6 .41% , 1/12/27 .... 580 560
L2402757.UP.FTS.B , 6 .51% , 1/12/27 .... 2,711 2,619
L2416784.UP.FTS.B , 6 .53% , 1/12/27 .... 775 748
L2418799.UP.FTS.B , 6 .56% , 1/12/27 .... 4,675 4,516
L2417049.UP.FTS.B , 6 .6% , 1/12/27 ..... 1,521 1,485
FW2414856.UP.FTS.B , 6 .64% , 1/12/27 ... 388 375
L2416695.UP.FTS.B , 6 .86% , 1/12/27 .... 1,752 1,693
L2414595.UP.FTS.B , 7 .05% , 1/12/27 .... 2,928 2,849
FW2415988.UP.FTS.B , 7 .29% , 1/12/27 ... 5,111 5,003

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2410292.UP.FTS.B , 7 .3% , 1/12/27 ..... $ 1,645 $ 1,600
L2417990.UP.FTS.B , 7 .34% , 1/12/27 .... 19,600 19,075
L2417199.UP.FTS.B , 7 .43% , 1/12/27 .... 17,249 16,798
FW2419541.UP.FTS.B , 7 .5% , 1/12/27 .... 5,894 5,736
L2414153.UP.FTS.B , 7 .51% , 1/12/27 .... 982 949
L2417691.UP.FTS.B , 7 .69% , 1/12/27 .... 8,896 8,598
L2417969.UP.FTS.B , 8 .13% , 1/12/27 .... 2,935 2,857
FW2416734.UP.FTS.B , 8 .22% , 1/12/27 ... 564 556
L2416137.UP.FTS.B , 8 .26% , 1/12/27 .... 5,209 380
L2418009.UP.FTS.B , 9 .08% , 1/12/27 .... 4,825 4,697
L2414926.UP.FTS.B , 9 .43% , 1/12/27 .... 12,639 12,308
L2413887.UP.FTS.B , 9 .49% , 1/12/27 .... 2,423 2,366
FW2415990.UP.FTS.B , 9 .9% , 1/12/27 .... 12,863 6,041
L2414275.UP.FTS.B , 9 .91% , 1/12/27 .... 16,273 15,845
L2417012.UP.FTS.B , 10 .17% , 1/12/27 .... 817 796
FW2417548.UP.FTS.B , 10 .24% , 1/12/27 .. 6,132 5,971
FW2417403.UP.FTS.B , 10 .31% , 1/12/27 .. 2,867 2,800
L2415901.UP.FTS.B , 10 .41% , 1/12/27 .... 7,405 1,004
L2414718.UP.FTS.B , 10 .85% , 1/12/27 .... 1,649 1,611
L2418788.UP.FTS.B , 10 .88% , 1/12/27 .... 1,407 1,384
FW2419104.UP.FTS.B , 11 .58% , 1/12/27 .. 3,475 1,637
L2414779.UP.FTS.B , 11 .77% , 1/12/27 .... 1,671 1,632
L2415035.UP.FTS.B , 12 .36% , 1/12/27 .... 3,295 3,231
L2419353.UP.FTS.B , 12 .95% , 1/12/27 .... 13,841 13,525
L2419419.UP.FTS.B , 13 .25% , 1/12/27 .... 3,110 224
FW2417958.UP.FTS.B , 14 .2% , 1/12/27 ... 4,351 637
L2414553.UP.FTS.B , 14 .38% , 1/12/27 .... 8,730 8,535
L2419563.UP.FTS.B , 14 .64% , 1/12/27 .... 12,796 12,510
FW2417528.UP.FTS.B , 14 .86% , 1/12/27 .. 2,726 197
L2418960.UP.FTS.B , 15 .54% , 1/12/27 .... 8,791 8,671
L2416354.UP.FTS.B , 15 .71% , 1/12/27 .... 2,172 2,124
L2414253.UP.FTS.B , 16 .15% , 1/12/27 .... 3,546 3,498
L2414473.UP.FTS.B , 16 .4% , 1/12/27 .... 445 439
L2420474.UP.FTS.B , 16 .75% , 1/12/27 .... 6,703 6,557
L2417581.UP.FTS.B , 17 .27% , 1/12/27 .... 1,978 1,952
FW2414008.UP.FTS.B , 17 .55% , 1/12/27 .. 1,453 1,422
FW2394068.UP.FTS.B , 18 .18% , 1/12/27 .. 3,638 3,564
FW2415024.UP.FTS.B , 19 .94% , 1/12/27 .. 4,047 3,960
L2418100.UP.FTS.B , 20 .74% , 1/12/27 .... 8,501 8,334
L2416916.UP.FTS.B , 21 .22% , 1/12/27 .... 2,346 2,297
L2389418.UP.FTS.B , 22 .12% , 1/12/27 .... 2,977 2,916
L2415799.UP.FTS.B , 22 .22% , 1/12/27 .... 1,982 1,941
FW2408502.UP.FTS.B , 22 .28% , 1/12/27 .. 3,559 93
L2416737.UP.FTS.B , 23 .4% , 1/12/27 .... 1,311 1,284
FW2416362.UP.FTS.B , 23 .42% , 1/12/27 .. 2,426 2,377
L2409743.UP.FTS.B , 23 .49% , 1/12/27 .... 5,552 2,606
FW2414282.UP.FTS.B , 23 .79% , 1/12/27 .. 973 954
L2415306.UP.FTS.B , 24 .21% , 1/12/27 .... 5,285 5,181
L2418700.UP.FTS.B , 25 .3% , 1/12/27 .... 273 268
L2414994.UP.FTS.B , 25 .32% , 1/12/27 .... 1,002 18
L2411740.UP.FTS.B , 25 .36% , 1/12/27 .... 794 779
L2418717.UP.FTS.B , 25 .38% , 1/12/27 .... 1,921 138
L2414777.UP.FTS.B , 25 .43% , 1/12/27 .... 677 664
L2417114.UP.FTS.B , 25 .49% , 1/12/27 .... 928 910
L2418684.UP.FTS.B , 25 .49% , 1/12/27 .... 1,409 1,382
FW2418174.UP.FTS.B , 25 .89% , 1/12/27 .. 4,893 4,799
L2413654.UP.FTS.B , 25 .91% , 1/12/27 .... 2,875 2,820
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2414249.UP.FTS.B , 26 .35% , 1/12/27 .... $ 2,007 $ 1,969
FW2419574.UP.FTS.B , 26 .43% , 1/12/27 .. 9,433 9,252
FW2411493.UP.FTS.B , 28 .18% , 1/12/27 .. 6,587 6,465
FW2418008.UP.FTS.B , 28 .88% , 1/12/27 .. 876 861
FW2418306.UP.FTS.B , 29 .61% , 1/12/27 .. 3,641 3,576
FW2415348.UP.FTS.B , 30 .45% , 1/12/27 .. 10,266 10,086
FW2419466.UP.FTS.B , 30 .59% , 1/12/27 .. 3,190 487
FW2417562.UP.FTS.B , 30 .84% , 1/12/27 .. 527 517
FW2418392.UP.FTS.B , 30 .87% , 1/12/27 .. 1,124 1,105
FW2416140.UP.FTS.B , 30 .99% , 1/12/27 .. 1,160 1,140
FW2414984.UP.FTS.B , 31 .12% , 1/12/27 .. 1,268 1,245
FW2419527.UP.FTS.B , 33 .12% , 1/12/27 .. 680 668
L2419307.UP.FTS.B , 7 .34% , 1/15/27 .... 6,740 6,605
L2410860.UP.FTS.B , 23 .88% , 1/15/27 .... 3,411 878
L2418737.UP.FTS.B , 5 .93% , 1/16/27 .... 1,537 1,484
L2410494.UP.FTS.B , 17 .56% , 1/16/27 .... 9,088 8,957
L2408655.UP.FTS.B , 5 .7% , 1/26/27 ..... 9,546 716
L2412142.UP.FTS.B , 8 .74% , 1/26/27 .... 6,787 6,605
L2415942.UP.FTS.B , 10 .21% , 1/26/27 .... 6,154 5,993
L2417088.UP.FTS.B , 15 .78% , 1/27/27 .... 3,550 3,498
FW1708581.UP.FTS.B , 23 .53% , 2/14/27 .. 1,735 1,705
L1709217.UP.FTS.B , 25 .78% , 2/14/27 .... 14,876 9,862
FW1710725.UP.FTS.B , 30 .72% , 2/14/27 .. 1,734 122
L2632551.UP.FTS.B , 5 .37% , 2/15/27 .... 4,775 4,606
L2632779.UP.FTS.B , 5 .63% , 2/15/27 .... 2,795 2,696
L2630774.UP.FTS.B , 8 .69% , 2/15/27 .... 1,669 1,612
L2635638.UP.FTS.B , 9 .41% , 2/15/27 .... 3,572 3,485
FW2633029.UP.FTS.B , 9 .57% , 2/15/27 ... 633 616
L2633022.UP.FTS.B , 9 .86% , 2/15/27 .... 6,350 6,180
FW2635247.UP.FTS.B , 10 .37% , 2/15/27 .. 3,636 3,549
L2632143.UP.FTS.B , 10 .83% , 2/15/27 .... 1,922 1,881
L2632232.UP.FTS.B , 11 .83% , 2/15/27 .... 2,506 2,458
L2633836.UP.FTS.B , 12% , 2/15/27 ...... 4,668 4,556
L2630147.UP.FTS.B , 12 .15% , 2/15/27 .... 17,502 17,089
L2635861.UP.FTS.B , 12 .41% , 2/15/27 .... 3,731 3,643
L2637042.UP.FTS.B , 13 .14% , 2/15/27 .... 3,547 3,464
L2631332.UP.FTS.B , 13 .22% , 2/15/27 .... 2,219 2,167
FW2633237.UP.FTS.B , 13 .24% , 2/15/27 .. 1,781 1,739
L2631964.UP.FTS.B , 14% , 2/15/27 ...... 3,291 3,216
L2632724.UP.FTS.B , 14 .48% , 2/15/27 .... 2,291 2,239
L2637603.UP.FTS.B , 14 .83% , 2/15/27 .... 2,891 2,825
FW2631558.UP.FTS.B , 15 .18% , 2/15/27 .. 6,826 6,670
L2635221.UP.FTS.B , 15 .45% , 2/15/27 .... 3,313 3,237
FW2633986.UP.FTS.B , 15 .46% , 2/15/27 .. 12,062 7,555
FW2631951.UP.FTS.B , 15 .91% , 2/15/27 .. 4,233 2,721
FW2634727.UP.FTS.B , 16 .18% , 2/15/27 .. 3,043 3,002
L2635424.UP.FTS.B , 16 .37% , 2/15/27 .... 18,485 18,234
L2630011.UP.FTS.B , 16 .96% , 2/15/27 .... 2,329 2,276
FW2635945.UP.FTS.B , 17 .32% , 2/15/27 .. 2,571 2,518
FW2635531.UP.FTS.B , 18 .53% , 2/15/27 .. 5,600 5,526
FW2632933.UP.FTS.B , 18 .59% , 2/15/27 .. 5,114 1,195
FW1709115.UP.FTS.B , 20 .14% , 2/15/27 .. 3,023 2,964
L2633648.UP.FTS.B , 20 .29% , 2/15/27 .... 4,877 4,814
L2632212.UP.FTS.B , 21 .09% , 2/15/27 .... 1,935 1,897
FW2631142.UP.FTS.B , 21 .84% , 2/15/27 .. 1,541 1,510
L2636740.UP.FTS.B , 22 .15% , 2/15/27 .... 496 486
L2633500.UP.FTS.B , 22 .28% , 2/15/27 .... 2,503 2,452

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2633249.UP.FTS.B , 23 .49% , 2/15/27 .. $ 2,778 $ 2,723
L2629665.UP.FTS.B , 24 .47% , 2/15/27 .... 3,678 2,453
FW2634252.UP.FTS.B , 24 .49% , 2/15/27 .. 3,263 3,201
L2634268.UP.FTS.B , 25 .05% , 2/15/27 .... 1,197 1,174
FW2635941.UP.FTS.B , 25 .09% , 2/15/27 .. 2,262 2,220
L2632154.UP.FTS.B , 25 .31% , 2/15/27 .... 12,067 11,838
L2636370.UP.FTS.B , 25 .4% , 2/15/27 .... 1,542 1,512
L2631893.UP.FTS.B , 25 .41% , 2/15/27 .... 1,818 1,783
L2634591.UP.FTS.B , 25 .45% , 2/15/27 .... 565 555
FW2631141.UP.FTS.B , 25 .72% , 2/15/27 .. 6,778 6,650
L2634677.UP.FTS.B , 25 .78% , 2/15/27 .... 2,065 2,026
L2636195.UP.FTS.B , 25 .92% , 2/15/27 .... 7,752 7,607
L2635199.UP.FTS.B , 26 .23% , 2/15/27 .... 3,266 3,205
FW2635628.UP.FTS.B , 26 .36% , 2/15/27 .. 1,477 226
FW2634760.UP.FTS.B , 26 .38% , 2/15/27 .. 3,064 3,007
L2635219.UP.FTS.B , 26 .59% , 2/15/27 .... 2,626 190
FW2637086.UP.FTS.B , 26 .68% , 2/15/27 .. 1,720 1,688
FW2632183.UP.FTS.B , 27 .72% , 2/15/27 .. 3,720 3,653
FW2634627.UP.FTS.B , 28 .11% , 2/15/27 .. 3,800 273
FW2634087.UP.FTS.B , 29 .37% , 2/15/27 .. 1,606 1,578
FW2632506.UP.FTS.B , 29 .8% , 2/15/27 ... 2,314 2,274
FW2636372.UP.FTS.B , 30 .35% , 2/15/27 .. 3,248 3,192
FW2631494.UP.FTS.B , 30 .85% , 2/15/27 .. 2,952 211
FW2629864.UP.FTS.B , 30 .9% , 2/15/27 ... 1,312 878
FW2631968.UP.FTS.B , 30 .98% , 2/15/27 .. 3,113 3,058
FW2633314.UP.FTS.B , 31 .08% , 2/15/27 .. 427 420
FW2633604.UP.FTS.B , 31 .13% , 2/15/27 .. 1,420 1,396
L2640422.UP.FTS.B , 7 .19% , 2/16/27 .... 2,432 2,366
L2644170.UP.FTS.B , 8 .74% , 2/16/27 .... 11,480 11,175
L2644467.UP.FTS.B , 8 .99% , 2/16/27 .... 352 347
L2641249.UP.FTS.B , 9 .09% , 2/16/27 .... 6,168 6,004
FW2640044.UP.FTS.B , 9 .77% , 2/16/27 ... 2,433 2,370
FW2639996.UP.FTS.B , 9 .85% , 2/16/27 ... 2,095 2,054
L2628258.UP.FTS.B , 10 .4% , 2/16/27 .... 6,962 6,798
L2639939.UP.FTS.B , 10 .73% , 2/16/27 .... 6,194 6,049
L2640107.UP.FTS.B , 11 .57% , 2/16/27 .... 4,645 4,537
L2642580.UP.FTS.B , 11 .66% , 2/16/27 .... 1,521 1,486
FW2644262.UP.FTS.B , 11 .83% , 2/16/27 .. 5,394 393
L2642829.UP.FTS.B , 11 .96% , 2/16/27 .... 9,339 9,123
L2643133.UP.FTS.B , 12 .13% , 2/16/27 .... 4,714 4,606
L2640589.UP.FTS.B , 12 .31% , 2/16/27 .... 21,917 21,412
L2637999.UP.FTS.B , 12 .45% , 2/16/27 .... 4,917 4,804
L2639543.UP.FTS.B , 14 .06% , 2/16/27 .... 4,487 4,386
L2637807.UP.FTS.B , 14 .59% , 2/16/27 .... 6,679 6,530
L2643572.UP.FTS.B , 14 .72% , 2/16/27 .... 905 885
FW2640160.UP.FTS.B , 14 .88% , 2/16/27 .. 10,429 10,196
L2643245.UP.FTS.B , 15 .83% , 2/16/27 .... 9,960 9,740
L2642945.UP.FTS.B , 15 .91% , 2/16/27 .... 689 674
FW2637690.UP.FTS.B , 16 .3% , 2/16/27 ... 3,166 2,002
FW2643607.UP.FTS.B , 16 .31% , 2/16/27 .. 23,083 22,788
FW2638305.UP.FTS.B , 16 .48% , 2/16/27 .. 4,999 4,933
L2639711.UP.FTS.B , 16 .7% , 2/16/27 ..... 742 733
L2641429.UP.FTS.B , 17 .81% , 2/16/27 .... 6,115 6,039
L2638277.UP.FTS.B , 18 .32% , 2/16/27 .... 2,373 2,344
L2640102.UP.FTS.B , 19 .59% , 2/16/27 .... 11,887 11,743
L2639587.UP.FTS.B , 20 .1% , 2/16/27 .... 1,934 1,897
FW2640938.UP.FTS.B , 20 .16% , 2/16/27 .. 5,306 5,201
L2643431.UP.FTS.B , 20 .38% , 2/16/27 .... 7,341 4,745
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2639130.UP.FTS.B , 21 .01% , 2/16/27 .. $ 1,956 $ 1,918
L2641584.UP.FTS.B , 21 .92% , 2/16/27 .... 26,363 17,068
L2631819.UP.FTS.B , 22 .11% , 2/16/27 .... 12,456 12,221
L2637903.UP.FTS.B , 22 .13% , 2/16/27 .... 5,841 5,733
FW2640578.UP.FTS.B , 22 .42% , 2/16/27 .. 472 74
L2639752.UP.FTS.B , 22 .85% , 2/16/27 .... 24,972 24,512
L2644478.UP.FTS.B , 23 .24% , 2/16/27 .... 10,794 2,661
FW2641930.UP.FTS.B , 23 .25% , 2/16/27 .. 5,202 5,107
FW2639691.UP.FTS.B , 23 .69% , 2/16/27 .. 9,627 6,393
FW2643737.UP.FTS.B , 23 .79% , 2/16/27 .. 7,823 7,678
L2644184.UP.FTS.B , 24 .14% , 2/16/27 .... 4,872 3,142
L2638887.UP.FTS.B , 24 .84% , 2/16/27 .... 1,022 1,003
L2642235.UP.FTS.B , 24 .97% , 2/16/27 .... 768 755
FW2642257.UP.FTS.B , 25 .15% , 2/16/27 .. 5,097 5,006
L2644251.UP.FTS.B , 25 .49% , 2/16/27 .... 624 613
L2643938.UP.FTS.B , 25 .5% , 2/16/27 .... 789 775
L2638678.UP.FTS.B , 25 .84% , 2/16/27 .... 4,356 4,279
L2640846.UP.FTS.B , 26 .29% , 2/16/27 .... 12,981 12,756
FW2641067.UP.FTS.B , 27 .08% , 2/16/27 .. 3,652 3,590
FW2638017.UP.FTS.B , 27 .09% , 2/16/27 .. 4,502 4,425
FW2636711.UP.FTS.B , 27 .4% , 2/16/27 ... 5,253 5,165
FW2644630.UP.FTS.B , 28 .55% , 2/16/27 .. 5,452 5,363
FW2638733.UP.FTS.B , 29 .69% , 2/16/27 .. 2,761 198
FW2639696.UP.FTS.B , 30 .14% , 2/16/27 .. 540 531
FW2640894.UP.FTS.B , 30 .14% , 2/16/27 .. 14,696 14,463
FW2643800.UP.FTS.B , 31 .1% , 2/16/27 ... 281 276
FW2638255.UP.FTS.B , 31 .12% , 2/16/27 .. 583 574
FW2641269.UP.FTS.B , 31 .13% , 2/16/27 .. 7,585 541
FW2642792.UP.FTS.B , 31 .15% , 2/16/27 .. 643 632
FW2639361.UP.FTS.B , 31 .17% , 2/16/27 .. 764 752
FW2638060.UP.FTS.B , 31 .21% , 2/16/27 .. 1,422 1,400
FW2645630.UP.FTS.B , 12 .87% , 2/17/27 .. 5,501 5,378
L2644980.UP.FTS.B , 12 .95% , 2/17/27 .... 814 796
L2645342.UP.FTS.B , 13 .93% , 2/17/27 .... 13,339 13,039
FW2645588.UP.FTS.B , 15 .61% , 2/17/27 .. 1,850 1,207
FW2645675.UP.FTS.B , 15 .8% , 2/17/27 ... 12,480 12,322
L2641861.UP.FTS.B , 16 .53% , 2/17/27 .... 9,699 2,548
L2645010.UP.FTS.B , 20 .52% , 2/17/27 .... 5,403 5,301
FW2642053.UP.FTS.B , 21 .61% , 2/17/27 .. 2,059 2,021
L2645135.UP.FTS.B , 21 .7% , 2/17/27 .... 1,085 1,064
L2645131.UP.FTS.B , 25 .45% , 2/17/27 .... 691 679
FW2645900.UP.FTS.B , 26 .25% , 2/17/27 .. 1,038 1,021
FW2645571.UP.FTS.B , 26 .48% , 2/17/27 .. 2,080 2,045
FW2645842.UP.FTS.B , 30 .86% , 2/17/27 .. 1,644 1,618
L2633374.UP.FTS.B , 7 .21% , 2/18/27 .... 7,771 7,500
FW2639867.UP.FTS.B , 26 .3% , 2/19/27 ... 1,060 1,042
FW2645832.UP.FTS.B , 18 .88% , 2/21/27 .. 7,168 7,083
L2642691.UP.FTS.B , 8 .69% , 2/23/27 .... 13,716 13,351
L2644708.UP.FTS.B , 25 .19% , 2/25/27 .... 2,378 2,337
L2633588.UP.FTS.B , 6 .56% , 2/28/27 .... 13,390 12,921
FW2636201.UP.FTS.B , 12 .12% , 2/28/27 .. 3,076 3,004
L2633254.UP.FTS.B , 24 .29% , 2/28/27 .... 11,185 10,972
L2643974.UP.FTS.B , 25 .5% , 2/28/27 .... 1,881 1,849
FW2644598.UP.FTS.B , 29 .38% , 3/01/27 .. 6,090 5,991
L2645397.UP.FTS.B , 26 .19% , 3/13/27 .... 1,377 1,354
L1874238.UP.FTS.B , 17 .32% , 3/18/27 .... 2,440 2,390
L1872381.UP.FTS.B , 22 .4% , 3/18/27 .... 1,671 122
L1873877.UP.FTS.B , 25 .05% , 3/18/27 .... 2,576 2,533

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1873866.UP.FTS.B , 28 .25% , 3/18/27 .. $ 518 $ 347
FW1874435.UP.FTS.B , 31 .05% , 3/18/27 .. 1,061 1,045
FW1872975.UP.FTS.B , 32 .03% , 3/18/27 .. 1,751 1,703
L1874548.UP.FTS.B , 26 .04% , 3/26/27 .... 3,712 3,653
L1873528.UP.FTS.B , 25 .71% , 3/28/27 .... 4,105 4,036
FW1874302.UP.FTS.B , 13 .81% , 4/02/27 .. 26,379 25,770
L1947969.UP.FTS.B , 8 .25% , 4/09/27 .... 1,352 577
L1991534.UP.FTS.B , 12 .48% , 4/09/27 .... 2,729 2,668
L2006384.UP.FTS.B , 18 .95% , 4/09/27 .... 8,061 580
L2004674.UP.FTS.B , 22 .44% , 4/09/27 .... 4,789 2,325
L2006933.UP.FTS.B , 23 .7% , 4/09/27 .... 3,222 3,161
L2006560.UP.FTS.B , 24 .67% , 4/09/27 .... 4,519 4,430
L2008993.UP.FTS.B , 25 .21% , 4/09/27 .... 6,548 473
FW2007255.UP.FTS.B , 28 .65% , 4/09/27 .. 3,475 3,407
FW2009107.UP.FTS.B , 29 .81% , 4/09/27 .. 2,054 2,014
FW2007277.UP.FTS.B , 30 .98% , 4/09/27 .. 672 336
FW2008461.UP.FTS.B , 31 .23% , 4/09/27 .. 949 930
L2009664.UP.FTS.B , 25 .29% , 4/10/27 .... 979 71
L2009332.UP.FTS.B , 18 .58% , 4/15/27 .... 1,656 375
L2078117.UP.FTS.B , 17 .47% , 4/19/27 .... 2,145 2,121
L2079526.UP.FTS.B , 17 .98% , 4/19/27 .... 1,751 1,713
L2080091.UP.FTS.B , 20 .35% , 4/19/27 .... 1,321 1,305
L2076557.UP.FTS.B , 21 .86% , 4/19/27 .... 14,899 14,676
L2078089.UP.FTS.B , 22 .76% , 4/19/27 .... 11,238 11,031
FW2078029.UP.FTS.B , 23 .15% , 4/19/27 .. 2,519 2,473
FW2077484.UP.FTS.B , 23 .29% , 4/19/27 .. 9,595 6,248
L2075052.UP.FTS.B , 25 .99% , 4/19/27 .... 2,969 724
FW2076494.UP.FTS.B , 27 .89% , 4/19/27 .. 3,377 3,329
FW2079921.UP.FTS.B , 29 .67% , 4/19/27 .. 1,636 1,609
FW2076836.UP.FTS.B , 31 .47% , 4/19/27 .. 5,371 816
L2005313.UP.FTS.B , 17 .04% , 4/20/27 .... 28,509 28,112
FW2009466.UP.FTS.B , 29 .96% , 4/24/27 .. 1,195 1,176
FW2079511.UP.FTS.B , 9 .94% , 5/01/27 ... 4,209 305
FW2195774.UP.FTS.B , 11 .53% , 5/07/27 .. 18,120 17,643
L2196542.UP.FTS.B , 14 .21% , 5/07/27 .... 4,805 4,685
FW2198673.UP.FTS.B , 15 .71% , 5/07/27 .. 12,671 5,607
L2199844.UP.FTS.B , 16 .94% , 5/07/27 .... 5,959 5,811
L2197174.UP.FTS.B , 17 .08% , 5/07/27 .... 7,733 7,597
L2185222.UP.FTS.B , 23 .13% , 5/07/27 .... 3,946 288
L2197891.UP.FTS.B , 23 .8% , 5/07/27 .... 1,975 1,930
FW2195703.UP.FTS.B , 24 .25% , 5/07/27 .. 1,079 153
L2199876.UP.FTS.B , 25 .33% , 5/07/27 .... 993 71
FW2198564.UP.FTS.B , 27 .96% , 5/07/27 .. 2,820 2,763
FW2197220.UP.FTS.B , 29 .81% , 5/07/27 .. 1,609 1,579
FW2196279.UP.FTS.B , 31 .01% , 5/07/27 .. 2,129 2,086
L2203856.UP.FTS.B , 13 .82% , 5/08/27 .... 14,456 14,083
L2205206.UP.FTS.B , 15 .97% , 5/08/27 .... 16,961 16,702
L2205436.UP.FTS.B , 16 .02% , 5/08/27 .... 14,269 14,019
L2201272.UP.FTS.B , 16 .5% , 5/08/27 .... 2,490 2,427
L2205691.UP.FTS.B , 16 .93% , 5/08/27 .... 24,143 10,763
L2204805.UP.FTS.B , 19 .42% , 5/08/27 .... 5,764 1,272
L2203740.UP.FTS.B , 19 .62% , 5/08/27 .... 1,269 1,240
FW2202220.UP.FTS.B , 20 .45% , 5/08/27 .. 12,567 2,984
L2198053.UP.FTS.B , 20 .47% , 5/08/27 .... 2,045 1,998
L2203340.UP.FTS.B , 21 .11% , 5/08/27 .... 2,265 2,213
L2201398.UP.FTS.B , 22 .49% , 5/08/27 .... 7,609 7,453
L2204624.UP.FTS.B , 23 .54% , 5/08/27 .... 13,914 13,653
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2204118.UP.FTS.B , 23 .56% , 5/08/27 .... $ 9,995 $ 9,787
FW2202542.UP.FTS.B , 24 .64% , 5/08/27 .. 3,303 3,246
FW2201944.UP.FTS.B , 25 .52% , 5/08/27 .. 3,759 1,772
L2195192.UP.FTS.B , 17 .22% , 5/15/27 .... 1,986 1,954
L2197038.UP.FTS.B , 12 .26% , 5/16/27 .... 1,869 1,819
FW2198942.UP.FTS.B , 24 .77% , 5/18/27 .. 11,034 7,111
L2194879.UP.FTS.B , 17 .51% , 5/22/27 .... 8,996 8,857
FW2195399.UP.FTS.B , 29 .81% , 5/22/27 .. 1,370 1,342
L2203741.UP.FTS.B , 7 .33% , 5/23/27 .... 8,095 7,868
FW2199867.UP.FTS.B , 13 .82% , 5/23/27 .. 8,809 5,378
L2203381.UP.FTS.B , 18 .04% , 5/23/27 .... 4,807 4,737
FW2206855.UP.FTS.B , 19 .38% , 5/23/27 .. 2,674 1,648
L2204897.UP.FTS.B , 23 .87% , 5/23/27 .... 15,015 9,421
FW2204874.UP.FTS.B , 17 .03% , 6/07/27 .. 6,131 1,328
L2412468.UP.FTS.B , 7 .67% , 6/11/27 ..... 23,536 9,576
L2412559.UP.FTS.B , 7 .83% , 6/11/27 ..... 2,097 992
L2412874.UP.FTS.B , 8 .03% , 6/11/27 ..... 3,511 736
L2412901.UP.FTS.B , 8 .44% , 6/11/27 ..... 7,012 6,816
L2408318.UP.FTS.B , 10 .27% , 6/11/27 .... 2,121 2,064
L2413229.UP.FTS.B , 11 .26% , 6/11/27 .... 8,929 8,685
L2410725.UP.FTS.B , 15 .84% , 6/11/27 .... 10,126 9,862
FW2407472.UP.FTS.B , 18 .08% , 6/11/27 .. 14,789 6,273
FW2410350.UP.FTS.B , 20 .75% , 6/11/27 .. 5,456 2,570
L2402977.UP.FTS.B , 20 .95% , 6/11/27 .... 877 499
FW2406392.UP.FTS.B , 23 .41% , 6/11/27 .. 6,646 6,536
L2413373.UP.FTS.B , 23 .72% , 6/11/27 .... 20,723 20,365
FW2409812.UP.FTS.B , 24 .81% , 6/11/27 .. 1,967 1,931
FW2410079.UP.FTS.B , 25 .81% , 6/11/27 .. 2,581 187
FW2411228.UP.FTS.B , 26 .37% , 6/11/27 .. 2,602 2,555
L2407955.UP.FTS.B , 27% , 6/11/27 ...... 5,962 2,789
FW2413018.UP.FTS.B , 30 .69% , 6/11/27 .. 527 517
FW2411177.UP.FTS.B , 31 .23% , 6/11/27 .. 2,494 –
L2417948.UP.FTS.B , 8 .36% , 6/12/27 .... 514 500
L2415490.UP.FTS.B , 12 .71% , 6/12/27 .... 7,975 7,766
L2419336.UP.FTS.B , 14 .72% , 6/12/27 .... 11,527 1,483
FW2417755.UP.FTS.B , 18 .05% , 6/12/27 .. 10,642 2,421
L2415810.UP.FTS.B , 22 .13% , 6/12/27 .... 2,706 2,650
L2418697.UP.FTS.B , 22 .86% , 6/12/27 .... 2,574 2,521
L2417411.UP.FTS.B , 24% , 6/12/27 ...... 7,432 3,468
FW2415078.UP.FTS.B , 25 .67% , 6/12/27 .. 2,463 573
FW2414026.UP.FTS.B , 30 .61% , 6/12/27 .. 707 696
FW2418950.UP.FTS.B , 30 .94% , 6/12/27 .. 1,394 1,366
FW2418092.UP.FTS.B , 30 .98% , 6/12/27 .. 903 889
FW2420156.UP.FTS.B , 31 .98% , 6/12/27 .. 2,260 2,233
L2412701.UP.FTS.B , 25 .09% , 6/15/27 .... 640 627
FW2411936.UP.FTS.B , 13 .61% , 6/26/27 .. 3,925 3,821
FW1711888.UP.FTS.B , 15 .29% , 7/14/27 .. 3,742 3,694
L1711759.UP.FTS.B , 15 .35% , 7/14/27 .... 4,298 4,238
L2637476.UP.FTS.B , 21 .48% , 7/15/27 .... 6,417 3,985
L2633167.UP.FTS.B , 24 .54% , 7/15/27 .... 3,654 3,586
L2605748.UP.FTS.B , 25 .45% , 7/15/27 .... 1,206 282
FW2634310.UP.FTS.B , 27 .59% , 7/15/27 .. 4,629 4,555
FW2634423.UP.FTS.B , 28 .99% , 7/15/27 .. 16,011 15,825
L2638227.UP.FTS.B , 10 .2% , 7/16/27 .... 8,448 8,221
FW2639288.UP.FTS.B , 14 .3% , 7/16/27 ... 8,348 8,133
FW2637881.UP.FTS.B , 14 .54% , 7/16/27 .. 3,120 3,040
L2644502.UP.FTS.B , 15 .74% , 7/16/27 .... 9,751 1,380

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2640734.UP.FTS.B , 17 .15% , 7/16/27 .... $ 32,393 $ 2,354
L2631654.UP.FTS.B , 20 .62% , 7/16/27 .... 12,827 12,584
L2639355.UP.FTS.B , 21 .49% , 7/16/27 .... 2,271 1,411
FW2640017.UP.FTS.B , 23 .28% , 7/16/27 .. 27,625 27,093
L2645113.UP.FTS.B , 10 .21% , 7/17/27 .... 4,149 4,038
L2642277.UP.FTS.B , 22 .82% , 7/17/27 .... 3,648 3,579
FW2645472.UP.FTS.B , 26 .31% , 7/17/27 .. 10,429 10,268
FW2632915.UP.FTS.B , 24 .46% , 7/20/27 .. 8,963 8,796
FW2644628.UP.FTS.B , 30 .88% , 7/24/27 .. 1,076 1,066
L2631220.UP.FTS.B , 25 .21% , 7/28/27 .... 2,007 289
L2009631.UP.FTS.B , 16 .91% , 9/09/27 .... 3,713 835
L2004813.UP.FTS.B , 23 .68% , 9/09/27 .... 3,398 3,326
FW2007802.UP.FTS.B , 23 .93% , 9/09/27 .. 20,720 20,286
L2004302.UP.FTS.B , 21 .93% , 9/24/27 .... 2,051 2,010
FW2005949.UP.FTS.B , 25 .57% , 9/24/27 .. 4,620 4,524
FW2199121.UP.FTS.B , 15 .58% , 10/07/27 . 12,715 2,477
L2202159.UP.FTS.B , 13 .54% , 10/08/27 ... 13,140 12,790
FW2202576.UP.FTS.B , 22 .89% , 10/08/27 . 7,058 516
L2201626.UP.FTS.B , 25 .65% , 10/08/27 ... 3,759 3,679
L2206615.UP.FTS.B , 25 .87% , 10/08/27 ... 11,601 5,037
FW2202975.UP.FTS.B , 30 .2% , 10/08/27 .. 2,737 2,702
FW2205386.UP.FTS.B , 30 .87% , 10/08/27 . 7,313 517
L2200600.UP.FTS.B , 11 .71% , 10/23/27 ... 2,594 1,567
L2413593.UP.FTS.B , 23 .06% , 11/11/27 ... 5,457 5,341
FW2410499.UP.FTS.B , 31 .67% , 11/11/27 . 1,065 1,045
L2414318.UP.FTS.B , 8 .81% , 11/12/27 .... 9,624 702
L2416327.UP.FTS.B , 17 .17% , 11/12/27 ... 15,966 6,377
FW2415964.UP.FTS.B , 31 .16% , 11/12/27 . 777 764
L2644100.UP.FTS.B , 5 .16% , 12/16/27 .... 2,189 2,120
L2638486.UP.FTS.B , 25 .48% , 12/16/27 ... 6,017 5,915
FW2643411.UP.FTS.B , 29 .58% , 12/16/27 . 3,843 3,792
L1710242.UP.FTS.B , 16 .42% , 9/14/28 .... 1,853 1,811
L1973640.UP.FTS.B , 20 .1% , 11/09/28 .... 7,050 6,890
L2009558.UP.FTS.B , 26 .34% , 11/09/28 ... 12,410 12,312
L2195991.UP.FTS.B , 26 .01% , 12/07/28 ... 6,624 6,562
L2197007.UP.FTS.B , 26 .07% , 12/07/28 ... 2,049 147
L2204377.UP.FTS.B , 25 .94% , 12/08/28 ... 3,216 3,148
L2635238.UP.FTS.B , 13 .81% , 2/15/29 .... 9,908 9,722
L2631621.UP.FTS.B , 15 .64% , 2/15/29 .... 14,556 14,137
L2633434.UP.FTS.B , 17 .36% , 2/15/29 .... 3,168 3,116
L2634808.UP.FTS.B , 26 .03% , 2/15/29 .... 1,572 44
FW2203151.UP.FTS.B , 21 .13% , 12/22/34 . 79 6
FW2408203.UP.FTS.B , 8 .04% , 1/11/35 ... 279 20
FW2412135.UP.FTS.B , 10 .19% , 1/11/35 .. 197 14
L2573704.UP.FTS.B , 14 .5% , 2/16/35 .... 267 11
L2078933.UP.FTS.B , 22 .16% , 4/19/35 .... 742 675
FW2200254.UP.FTS.B , 19 .34% , 5/07/35 .. 31 30
FW2202524.UP.FTS.B , 28 .64% , 5/08/35 .. 165 142
3,395,859
Total Marketplace Loans (Cost
$ 35,851,397 ) ......................
$29,226,804
a
The rate shown represents the yield at period end.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Core Plus Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At April 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At April 30, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 1,032 $ 115,809,750 6/18/25 $ (1,728,059)
U.S. Treasury 10 Year Ultra Notes ................ Short 801 91,902,234 6/18/25 (569,073)
U.S. Treasury 2 Year Notes ..................... Short 47 9,782,977 6/30/25 (72,763)
U.S. Treasury 5 Year Notes ..................... Short 67 7,316,086 6/30/25 (116,149)
U.S. Treasury Long Bonds ..................... Long 2,044 238,381,500 6/18/25 951,997
U.S. Treasury Ultra Bonds ...................... Long 81 9,803,531 6/18/25 (27,971)
Total Futures Contracts ...................................................................... $(1,562,018)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Columbian Peso .... JPHQ Sell 56,500,000,000 13,478,857 5/19/25 $ 141,863 $ —
Euro ............. JPHQ Sell 2,600,000 2,696,911 6/30/25 — (259,830)
Euro ............. JPHQ Sell 600,000 631,862 8/25/25 — (52,805)
Total Forward Exchange Contracts ................................................... $141,863 $(312,635)
Net unrealized appreciation (depreciation) ............................................ $(170,772)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 7,090,000 $ (28,504) $ (548,975) $ 520,471 BB+
Total OTC Swap Contracts .............................................. $(28,504) $(548,975) $520,471
Total Credit Default Swap Contracts .................................... $(28,504) $ (548,975) $520,471
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

Franklin Strategic Series
Schedule of Investments
Franklin Core Plus Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Note 10 regarding other derivative information.
See Abbreviations on page 188.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $45.99 $39.15 $43.14 $56.25 $39.60
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.20) (0.12) (0.28) (0.26)
Net realized and unrealized gains (losses) ........... 4.24 12.81 (2.19) (7.76) 20.03
Total from investment operations .................... 4.08 12.61 (2.31) (8.04) 19.77
Less distributions from:
Net realized gains ............................. (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of year ....................... $44.86 $45.99 $39.15 $43.14 $56.25
Total return
c
................................... 7.85% 33.49% (4.98)% (16.57)% 50.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.91% 0.95% 0.90% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.89%
d
0.91%
d,e
0.94%
e
0.89%
e
0.91%
d,e
Net investment (loss) ............................ (0.32)% (0.45)% (0.30)% (0.49)% (0.51)%
Supplemental data
Net assets , end of year (000’s) ..................... $3,383,277 $3,453,647 $2,765,017 $3,215,834 $4,203,693
Portfolio turnover rate ............................ 27.59% 27.49% 16.52%
f
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.99 $28.86 $32.55 $43.87 $31.61
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.36) (0.38) (0.30) (0.54) (0.50)
Net realized and unrealized gains (losses) ........... 3.09 9.28 (1.71) (5.71) 15.88
Total from investment operations .................... 2.73 8.90 (2.01) (6.25) 15.38
Less distributions from:
Net realized gains ............................. (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of year ....................... $29.51 $31.99 $28.86 $32.55 $43.87
Total return
c
................................... 7.03% 32.52% (5.69)% (17.20)% 49.47%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.64% 1.66% 1.70% 1.65% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.64%
d
1.66%
d,e
1.69%
e
1.64%
e
1.66%
d,e
Net investment (loss) ............................ (1.07)% (1.18)% (1.05)% (1.23)% (1.26)%
Supplemental data
Net assets , end of year (000’s) ..................... $75,994 $87,686 $119,070 $158,895 $278,804
Portfolio turnover rate ............................ 27.59% 27.49% 16.52%
f
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $41.85 $36.13 $40.06 $52.69 $37.32
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.26) (0.29) (0.20) (0.39) (0.36)
Net realized and unrealized gains (losses) ........... 3.90 11.78 (2.05) (7.17) 18.85
Total from investment operations .................... 3.64 11.49 (2.25) (7.56) 18.49
Less distributions from:
Net realized gains ............................. (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of year ....................... $40.28 $41.85 $36.13 $40.06 $52.69
Total return .................................... 7.57% 33.18% (5.21)% (16.79)% 50.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.16% 1.20% 1.15% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.14%
c
1.16%
c,d
1.19%
d
1.14%
d
1.15%
c,d
Net investment (loss) ............................ (0.57)% (0.70)% (0.55)% (0.73)% (0.75)%
Supplemental data
Net assets , end of year (000’s) ..................... $25,260 $28,933 $22,664 $27,009 $40,396
Portfolio turnover rate ............................ 27.59% 27.49% 16.52%
e
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $53.82 $44.87 $48.98 $63.06 $43.97
Income from investment operations
a
:
Net investment income (loss)
b
.................... (—)
c
(0.05) 0.02 (0.10) (0.10)
Net realized and unrealized gains (losses) ........... 4.87 14.77 (2.45) (8.91) 22.31
Total from investment operations .................... 4.87 14.72 (2.43) (9.01) 22.21
Less distributions from:
Net realized gains ............................. (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of year ....................... $53.48 $53.82 $44.87 $48.98 $63.06
Total return .................................... 8.19% 33.94% (4.62)% (16.32)% 51.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.59% 0.57% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.57%
d
0.58%
d,e
0.58%
e
0.57%
d,e
0.57%
d,e
Net investment income (loss) ...................... (—)%
f
(0.11)% 0.05% (0.16)% (0.17)%
Supplemental data
Net assets , end of year (000’s) ..................... $371,773 $375,777 $449,119 $461,475 $563,918
Portfolio turnover rate ............................ 27.59% 27.49% 16.52%
g
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $52.54 $43.96 $48.07 $62.01 $43.31
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.04) (0.10) (0.02) (0.15) (0.14)
Net realized and unrealized gains (losses) ........... 4.77 14.45 (2.41) (8.72) 21.96
Total from investment operations .................... 4.73 14.35 (2.43) (8.87) 21.82
Less distributions from:
Net realized gains ............................. (5.21) (5.77) (1.68) (5.07) (3.12)
Net asset value, end of year ....................... $52.06 $52.54 $43.96 $48.07 $62.01
Total return .................................... 8.12% 33.80% (4.71)% (16.37)% 51.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.66% 0.69% 0.65% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.64%
c
0.66%
c,d
0.68%
d
0.64%
d
0.66%
c,d
Net investment (loss) ............................ (0.08)% (0.19)% (0.05)% (0.24)% (0.26)%
Supplemental data
Net assets , end of year (000’s) ..................... $304,150 $291,914 $325,234 $636,524 $643,449
Portfolio turnover rate ............................ 27.59% 27.49% 16.52%
e
17.20% 17.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 3.7%
a
Axon Enterprise, Inc. ................................. United States 187,518 $ 115,004,789
a,b,c
Space Exploration Technologies Corp. , A .................. United States 142,857 26,428,545
a
Standardaero, Inc. .................................. United States 500,100 13,512,702
154,946,036
Automobiles 1.1%
a
Tesla, Inc. ......................................... United States 166,252 46,909,664
Biotechnology 0.4%
a
Vaxcyte, Inc. ....................................... United States 483,726 17,336,740
Broadline Retail 6.0%
a
Amazon.com, Inc. ................................... United States 1,348,707 248,728,545
Building Products 1.6%
Trane Technologies plc ............................... United States 169,034 64,792,423
Capital Markets 3.6%
Ares Management Corp. , A ............................ United States 505,173 77,054,037
MSCI, Inc. , A ....................................... United States 41,743 22,754,527
S&P Global, Inc. .................................... United States 95,295 47,652,265
147,460,829
Chemicals 1.7%
Linde plc .......................................... United States 156,596 70,974,005
Commercial Services & Supplies 1.9%
a,b,c
Celonis SE ........................................ Germany 4,619 990,066
a,b,c
Celonis SE , D ...................................... Germany 25,571 5,481,053
Republic Services, Inc. , A ............................. United States 288,276 72,285,207
78,756,326
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 57,275 30,010,955
Electrical Equipment 0.6%
GE Vernova, Inc. .................................... United States 63,348 23,490,705
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. , A .................................. United States 766,808 59,005,876
Entertainment 4.9%
a
Netflix, Inc. ........................................ United States 109,932 124,412,243
a
ROBLOX Corp. , A ................................... United States 694,790 46,585,669
a
Spotify Technology SA ................................ United States 53,872 33,076,331
204,074,243
Financial Services 3.7%
Mastercard, Inc. , A .................................. United States 280,871 153,934,160
Food Products 0.5%
a
Freshpet, Inc. ...................................... United States 292,059 21,478,019
Ground Transportation 0.9%
a
Uber Technologies, Inc. ............................... United States 468,070 37,918,351
Health Care Equipment & Supplies 3.7%
a
Boston Scientific Corp. ............................... United States 405,658 41,730,038
a
Dexcom, Inc. ....................................... United States 468,579 33,447,169
a
Intuitive Surgical, Inc. ................................ United States 156,165 80,549,907
155,727,114
Health Care Providers & Services 2.9%
McKesson Corp. .................................... United States 98,564 70,255,434

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .............................. United States 122,448 $ 50,380,005
120,635,439
Hotels, Restaurants & Leisure 2.3%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 1,173,538 59,287,140
Wingstop, Inc. ...................................... United States 139,316 36,764,099
96,051,239
Interactive Media & Services 9.2%
Alphabet, Inc. , C .................................... United States 631,319 101,572,914
Meta Platforms, Inc. , A ............................... United States 478,270 262,570,230
a
Pinterest, Inc. , A .................................... United States 794,782 20,123,880
384,267,024
IT Services 1.0%
a,b,c
Canva, Inc. , A ...................................... Australia 3,094 3,975,722
a,b,c
Canva, Inc. , B ...................................... Australia 11,829 15,200,002
a
Gartner, Inc. ....................................... United States 48,702 20,507,438
39,683,162
Leisure Products 1.3%
a,b,c
Fanatics Holdings, Inc. ............................... United States 1,029,939 55,397,163
Life Sciences Tools & Services 0.8%
a,d
Tempus AI, Inc. , A ................................... United States 186,393 9,630,926
West Pharmaceutical Services, Inc. ...................... United States 115,058 24,310,605
33,941,531
Machinery 0.7%
Parker-Hannifin Corp. ................................ United States 49,926 30,208,226
Personal Care Products 2.3%
a
BellRing Brands, Inc. ................................. United States 671,117 51,769,965
a
Oddity Tech Ltd. , A .................................. Israel 711,401 43,708,478
95,478,443
Pharmaceuticals 3.5%
Eli Lilly & Co. ...................................... United States 162,312 145,910,372
Professional Services 1.8%
TransUnion ........................................ United States 259,789 21,552,095
Verisk Analytics, Inc. , A ............................... United States 177,137 52,508,721
74,060,816
Real Estate Management & Development 0.6%
a
CoStar Group, Inc. .................................. United States 344,830 25,576,041
Semiconductors & Semiconductor Equipment 10.0%
Analog Devices, Inc. ................................. United States 141,238 27,530,111
Broadcom, Inc. ..................................... United States 495,945 95,454,534
a
Lattice Semiconductor Corp. ........................... United States 437,397 21,401,836
Monolithic Power Systems, Inc. ......................... United States 54,601 32,383,853
NVIDIA Corp. ...................................... United States 2,176,861 237,103,700
413,874,034
Software 17.1%
a
AppLovin Corp. , A ................................... United States 117,562 31,660,622
a,b,c
ClearMotion, Inc. .................................... United States 6,309,366 704,125
a
Confluent, Inc. , A .................................... United States 299,634 7,134,286
a
Crowdstrike Holdings, Inc. , A ........................... United States 192,455 82,538,176

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Fair Isaac Corp. .................................... United States 34,106 $ 67,860,026
a,b
Fortinet, Inc. ....................................... United States 810,440 —
a
HubSpot, Inc. ...................................... United States 69,918 42,754,857
Microsoft Corp. ..................................... United States 499,621 197,480,196
a
Monday.com Ltd. .................................... United States 82,941 23,305,592
Oracle Corp. ....................................... United States 218,204 30,705,667
a,b,c
Plaid, Inc. , A ....................................... Japan 56,433 11,511,011
Salesforce, Inc. ..................................... United States 172,206 46,273,474
a
ServiceNow, Inc. .................................... United States 75,551 72,151,961
a,b,c
Stripe, Inc. , B ...................................... United States 260,482 9,377,352
a
Synopsys, Inc. ..................................... United States 98,496 45,210,649
a
Tyler Technologies, Inc. ............................... United States 75,967 41,272,871
709,940,865
Specialty Retail 1.2%
a
AutoZone, Inc. ..................................... United States 13,436 50,554,294
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. ........................................ United States 1,054,760 224,136,500
Wireless Telecommunication Services 1.3%
T-Mobile US, Inc. ................................... United States 216,721 53,519,251
Total Common Stocks (Cost $ 1,914,813,330 ) ..................................
4,068,778,391
Convertible Preferred Stocks 1.2%
Automobile Components 0.3%
a,b,c
Flock Group, Inc. , B ................................. United States 750,387 11,082,616
a,b,c
Flock Group, Inc. , C ................................. United States 80,684 1,191,638
a,b,c
Flock Group, Inc. , F-1 ................................ United States 21,303 314,628
12,588,882
Software 0.9%
a,b,c
Databricks, Inc. , G .................................. United States 338,280 31,038,069
a,b,c
OneTrust LLC , C .................................... United States 517,056 6,258,324
37,296,393
Total Convertible Preferred Stocks (Cost $ 42,728,510 ) .........................
49,885,275
Preferred Stocks 0.3%
Commercial Services & Supplies 0.2%
a,b,c
Optoro, Inc. , E ..................................... United States 556,026 7,445,041
a
Software 0.1%
a,b,c
ClearMotion, Inc. , A-3 ................................ United States 417,667 56,560
a,b,c
ClearMotion, Inc. , A-4 ................................ United States 2,606,463 335,809
a,b,c
Tanium, Inc. , G ..................................... United States 805,800 5,277,617
5,669,986
Total Preferred Stocks (Cost $ 15,194,324 ) ....................................
13,115,027

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Wheels Up Experience, Inc., Escrow Account .............. United States 10,278 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,972,736,164 ) ...........................
4,131,778,693
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 40,512,033 40,512,033
Total Money Market Funds (Cost $ 40,512,033 ) ................................
40,512,033
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 9,816,000 9,816,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 9,816,000 ) ..........................................................
9,816,000
Total Short Term Investments (Cost $ 50,328,033 ) ..............................
50,328,033
a
Total Investments (Cost $ 2,023,064,197 ) 100.5% ..............................
$4,182,106,726
Other Assets, less Liabilities (0.5) % .........................................
(21,652,866)
Net Assets 100.0% .........................................................
$4,160,453,860
a a a
See Abbreviations on page 188 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2025. See Note 1(e).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.98 $28.10 $27.01 $20.02 $13.60
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.55 0.68 0.50 0.28
Net realized and unrealized gains (losses) ........... (2.67) 2.90 1.09 6.77 6.54
Total from investment operations .................... (2.15) 3.45 1.77 7.27 6.82
Less distributions from:
Net investment income .......................... (0.68) (0.57) (0.68) (0.28) (0.40)
Net asset value, end of year ....................... $28.15 $30.98 $28.10 $27.01 $20.02
Total return
c
................................... (6.87)% 12.41% 6.56% 36.63% 50.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.02% 0.97% 1.10% 1.24%
Expenses net of waiver and payments by affiliates ....... 0.99% 1.01%
d
0.96%
d
1.10%
e
1.24%
d,e
Net investment income ........................... 1.72% 1.90% 2.45% 2.17% 1.71%
Supplemental data
Net assets , end of year (000’s) ..................... $221,768 $272,081 $301,153 $289,403 $176,127
Portfolio turnover rate ............................ 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.12 $27.43 $26.45 $19.58 $13.25
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.33 0.46 0.32 0.15
Net realized and unrealized gains (losses) ........... (2.58) 2.82 1.06 6.63 6.38
Total from investment operations .................... (2.29) 3.15 1.52 6.95 6.53
Less distributions from:
Net investment income .......................... (0.35) (0.46) (0.54) (0.08) (0.20)
Net asset value, end of year ....................... $27.48 $30.12 $27.43 $26.45 $19.58
Total return
c
................................... (7.58)% 11.60% 5.75% 35.59% 49.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.75% 1.77% 1.72% 1.86% 1.99%
Expenses net of waiver and payments by affiliates ....... 1.74% 1.76%
d
1.71%
d
1.86%
e
1.99%
d,e
Net investment income ........................... 0.99% 1.16% 1.72% 1.41% 0.93%
Supplemental data
Net assets , end of year (000’s) ..................... $13,076 $17,371 $25,090 $30,427 $27,753
Portfolio turnover rate ............................ 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.71 $30.45 $29.17 $21.58 $14.63
Income from investment operations
a
:
Net investment income
b
......................... 0.69 0.73 0.79 0.64 0.39
Net realized and unrealized gains (losses) ........... (2.91) 3.15 1.24 7.31 7.05
Total from investment operations .................... (2.22) 3.88 2.03 7.95 7.44
Less distributions from:
Net investment income .......................... (0.82) (0.62) (0.75) (0.36) (0.49)
Net asset value, end of year ....................... $30.67 $33.71 $30.45 $29.17 $21.58
Total return .................................... (6.56)% 12.90% 6.99% 37.24% 51.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.67% 0.65% 0.80% 0.89%
Expenses net of waiver and payments by affiliates ....... 0.62% 0.61%
c
0.56%
c
0.65% 0.72%
c
Net investment income ........................... 2.09% 2.34% 2.65% 2.53% 2.22%
Supplemental data
Net assets , end of year (000’s) ..................... $6,894 $7,995 $12,387 $4,943 $1,722
Portfolio turnover rate ............................ 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.43 $30.23 $28.97 $21.44 $14.54
Income from investment operations
a
:
Net investment income
b
......................... 0.65 0.67 0.80 0.60 0.33
Net realized and unrealized gains (losses) ........... (2.89) 3.13 1.18 7.24 7.01
Total from investment operations .................... (2.24) 3.80 1.98 7.84 7.34
Less distributions from:
Net investment income .......................... (0.76) (0.60) (0.72) (0.31) (0.44)
Net asset value, end of year ....................... $30.43 $33.43 $30.23 $28.97 $21.44
Total return .................................... (6.68)% 12.72% 6.86% 36.93% 50.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.77% 0.72% 0.85% 1.00%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.76%
c
0.71%
c
0.85%
d
1.00%
c,d
Net investment income ........................... 1.97% 2.15% 2.71% 2.39% 1.93%
Supplemental data
Net assets , end of year (000’s) ..................... $52,147 $76,028 $82,840 $87,707 $39,562
Portfolio turnover rate ............................ 19.72% 11.86% 23.76% 27.45% 49.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks 94.8%
Agricultural Products & Services 0.7%
Bunge Global SA ..................................... United States 24,600 $ 1,936,512
Coal & Consumable Fuels 0.4%
Cameco Corp. ....................................... Canada 27,200 1,228,080
Construction & Engineering 0.9%
a
Cadeler A/S , ADR ..................................... Denmark 120,424 2,513,249
a
Construction Materials 1.8%
Martin Marietta Materials, Inc. ............................ United States 10,400 5,449,392
Copper 7.1%
Antofagasta plc ....................................... Chile 149,800 3,287,441
a
Capstone Copper Corp. ................................ Canada 495,300 2,385,603
a
ERO Copper Corp. .................................... Brazil 264,700 3,306,350
Freeport-McMoRan, Inc. ................................ United States 245,000 8,827,350
Lundin Mining Corp. ................................... Chile 376,700 3,082,240
20,888,984
Diversified Chemicals 0.6%
Huntsman Corp. ...................................... United States 144,900 1,928,619
Diversified Metals & Mining 8.8%
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 283,882
a,b
Aclara Resources, Inc. , 144A ............................ United Kingdom 510,754 296,390
Anglo American plc .................................... South Africa 55,200 1,506,870
c
BHP Group Ltd. , ADR .................................. Australia 192,600 9,158,130
Glencore plc ......................................... Australia 313,300 1,027,228
Hudbay Minerals, Inc. .................................. Canada 250,500 1,822,512
a
MP Materials Corp. .................................... United States 78,100 1,910,326
Rio Tinto plc , ADR ..................................... Australia 77,900 4,627,260
South32 Ltd. ......................................... Australia 565,300 974,179
Teck Resources Ltd. , B ................................. Canada 121,500 4,129,785
25,736,562
Electrical Components & Equipment 0.2%
a
T1 Energy, Inc. ....................................... Norway 557,400 674,454
a
Fertilizers & Agricultural Chemicals 4.2%
Corteva, Inc. ......................................... United States 109,300 6,775,507
Nutrien Ltd. .......................................... Canada 98,500 5,619,425
12,394,932
Gold 10.6%
Agnico Eagle Mines Ltd. ................................ Canada 58,600 6,887,390
Alamos Gold, Inc. , A ................................... Canada 226,300 6,469,232
B2Gold Corp. ........................................ Canada 283,200 885,385
Barrick Gold Corp. .................................... Canada 362,900 6,909,616
Newmont Corp. ....................................... United States 188,900 9,951,252
31,102,875
Heavy Electrical Equipment 0.7%
GE Vernova, Inc. ...................................... United States 5,300 1,965,346
Industrial Gases 4.5%
Air Products and Chemicals, Inc. .......................... United States 21,700 5,882,653
Linde plc ............................................ United States 16,100 7,297,003
13,179,656

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Industrial Machinery & Supplies & Components 0.8%
Xylem, Inc. .......................................... United States 19,400 $ 2,339,058
Integrated Oil & Gas 12.4%
Chevron Corp. ....................................... United States 39,100 5,319,946
Exxon Mobil Corp. ..................................... United States 139,706 14,757,145
Occidental Petroleum Corp. ............................. United States 66,100 2,605,001
Shell plc , ADR ........................................ United States 89,600 5,777,408
Suncor Energy, Inc. .................................... Canada 124,400 4,393,614
TotalEnergies SE , ADR ................................. France 63,100 3,587,235
36,440,349
Metal, Glass & Plastic Containers 1.4%
Ball Corp. ........................................... United States 45,000 2,337,300
Crown Holdings, Inc. ................................... United States 17,300 1,666,509
4,003,809
Oil & Gas Drilling 0.5%
a
Precision Drilling Corp. ................................. Canada 37,000 1,543,640
a
Oil & Gas Equipment & Services 7.3%
Baker Hughes Co. , A ................................... United States 74,600 2,640,840
Cactus, Inc. , A ........................................ United States 21,400 811,916
ChampionX Corp. ..................................... United States 59,600 1,438,148
Halliburton Co. ....................................... United States 99,800 1,978,036
Liberty Energy, Inc. , A .................................. United States 191,500 2,202,250
a
Oceaneering International, Inc. ........................... United States 73,500 1,304,625
Ranger Energy Services, Inc. , A .......................... United States 109,900 1,218,791
Schlumberger NV ..................................... United States 85,100 2,829,575
Select Water Solutions, Inc. , A ............................ United States 150,200 1,279,704
Technip Energies NV ................................... France 46,099 1,573,088
TechnipFMC plc ...................................... United Kingdom 116,900 3,293,073
Trican Well Service Ltd. ................................. Canada 249,600 733,266
21,303,312
Oil & Gas Exploration & Production 16.5%
Aker BP ASA ......................................... Norway 101,900 2,187,539
Canadian Natural Resources Ltd. ......................... Canada 205,100 5,885,504
ConocoPhillips ....................................... United States 95,800 8,537,696
Coterra Energy, Inc. ................................... United States 305,900 7,512,904
Devon Energy Corp. ................................... United States 45,800 1,392,778
EOG Resources, Inc. .................................. United States 50,100 5,527,533
EQT Corp. .......................................... United States 63,800 3,154,272
Hess Corp. .......................................... United States 45,600 5,884,680
a
Infinity Natural Resources, Inc. , A ......................... United States 140,700 2,159,745
Matador Resources Co. ................................ United States 37,200 1,470,888
Ovintiv, Inc. .......................................... United States 39,000 1,309,620
Permian Resources Corp. , A ............................. United States 131,600 1,552,880
Tourmaline Oil Corp. ................................... Canada 47,300 2,089,489
48,665,528
Oil & Gas Refining & Marketing 3.9%
Marathon Petroleum Corp. .............................. United States 23,600 3,242,876
Phillips 66 ........................................... United States 46,500 4,838,790
Valero Energy Corp. ................................... United States 26,600 3,087,994
11,169,660
Oil & Gas Storage & Transportation 8.4%
Cheniere Energy, Inc. .................................. United States 16,300 3,767,093

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Storage & Transportation (continued)
Enbridge, Inc. ........................................ Canada 64,300 $ 3,002,167
Kinder Morgan, Inc. .................................... United States 160,600 4,223,780
New Fortress Energy, Inc. ............................... United States 91,300 495,759
South Bow Corp. ...................................... Canada 26,840 662,680
Targa Resources Corp. ................................. United States 16,800 2,871,120
TC Energy Corp. ...................................... Canada 104,300 5,257,763
Williams Cos., Inc. (The) ................................ United States 74,500 4,363,465
24,643,827
Paper & Plastic Packaging Products & Materials 0.7%
Packaging Corp. of America ............................. United States 12,000 2,227,320
Precious Metals & Minerals 0.4%
a
IperionX Ltd. ......................................... Australia 545,000 1,250,141
a
Specialty Chemicals 0.9%
Albemarle Corp. ...................................... United States 26,200 1,534,010
Neo Performance Materials, Inc. .......................... Canada 45,400 369,167
b
Neo Performance Materials, Inc. , 144A ..................... Canada 85,000 691,172
2,594,349
Steel 1.1%
Reliance, Inc. ........................................ United States 5,500 1,585,265
Vale SA , ADR , B ...................................... Brazil 199,400 1,856,414
3,441,679
Total Common Stocks (Cost $ 189,461,589 ) .....................................
278,621,333
a
Convertible Preferred Stocks 0.3%
Specialty Chemicals 0.3%
Albemarle Corp. , 7.25% ................................ United States 30,800 943,404
Total Convertible Preferred Stocks (Cost $ 1,540,000 ) ............................
943,404
Warrants
a a a a a
Warrants 0.1%
Integrated Oil & Gas 0.1%
a
Occidental Petroleum Corp. , 8/03/27 ....................... United States 17,900 335,804
Total Warrants (Cost $ 88,605 ) .................................................
335,804
Principal
Amount
*
Convertible Bonds 0.8%
Gold 0.4%
b
B2Gold Corp. , Senior Note , 144A, 2.75% , 2/01/30 ............. Canada 933,000 1,143,275
Oil & Gas Equipment & Services 0.4%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 ....... United States 1,200,000 1,143,600
Total Convertible Bonds (Cost $ 2,133,000 ) .....................................
2,286,875
Total Long Term Investments (Cost $ 193,223,194 ) ...............................
282,187,416
a

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 7.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .... United States 12,963,979 $ 12,963,979
Total Money Market Funds (Cost $ 12,963,979 ) ..................................
12,963,979
f
Investments from Cash Collateral Received for
Loaned Securities 2.9%
Money Market Funds 2.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .... United States 8,457,500 8,457,500
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 8,457,500 ) .................................................................
8,457,500
Total Short Term Investments (Cost $ 21,421,479 ) ................................
21,421,479
a
Total Investments (Cost $ 214,644,673 ) 103.3% ..................................
$303,608,895
Other Assets, less Liabilities (3.3) % ...........................................
(9,723,494)
Net Assets 100.0% ...........................................................
$293,885,401
See Abbreviations on page 188 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $2,130,837, representing 0.7% of net assets.
c
A portion or all of the security is on loan at April 30, 2025. See Note 1(e).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.93 $17.19 $17.78 $30.08 $18.85
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.14) (0.09) (0.09) (0.14) (0.18)
Net realized and unrealized gains (losses) ........... (0.54) 3.83 (0.40) (7.89) 14.24
Total from investment operations .................... (0.68) 3.74 (0.49) (8.03) 14.06
Less distributions from:
Net realized gains ............................. — — (0.10) (4.27) (2.83)
Net asset value, end of year ....................... $20.25 $20.93 $17.19 $17.78 $30.08
Total return
c
................................... (3.25)% 21.76% (2.73)% (29.53)% 76.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.08% 1.11% 1.03% 1.03%
Expenses net of waiver and payments by affiliates ....... 1.04%
d
1.07%
e
1.10%
e
1.03%
d,e
1.02%
e
Net investment (loss) ............................ (0.64)% (0.48)% (0.54)% (0.54)% (0.69)%
Supplemental data
Net assets, end of year (000’s) ..................... $778,491 $881,445 $763,871 $860,536 $1,244,591
Portfolio turnover rate ............................ 16.31%
f
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.32 $11.84 $12.37 $22.57 $14.69
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.21) (0.16) (0.15) (0.25) (0.29)
Net realized and unrealized gains (losses) ........... (0.36) 2.64 (0.28) (5.68) 11.00
Total from investment operations .................... (0.57) 2.48 (0.43) (5.93) 10.71
Less distributions from:
Net realized gains ............................. — — (0.10) (4.27) (2.83)
Net asset value, end of year ....................... $13.75 $14.32 $11.84 $12.37 $22.57
Total return
c
................................... (3.98)% 20.95% (3.44)% (30.07)% 75.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.79% 1.83% 1.86% 1.78% 1.78%
Expenses net of waiver and payments by affiliates ....... 1.79%
d
1.82%
e
1.84%
e
1.78%
d,e
1.77%
e
Net investment (loss) ............................ (1.39)% (1.23)% (1.28)% (1.31)% (1.43)%
Supplemental data
Net assets, end of year (000’s) ..................... $19,333 $22,351 $20,551 $32,755 $86,394
Portfolio turnover rate ............................ 16.31%
f
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.85 $15.52 $16.10 $27.76 $17.58
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.18) (0.12) (0.12) (0.19) (0.23)
Net realized and unrealized gains (losses) ........... (0.49) 3.45 (0.36) (7.20) 13.24
Total from investment operations .................... (0.67) 3.33 (0.48) (7.39) 13.01
Less distributions from:
Net realized gains ............................. — — (0.10) (4.27) (2.83)
Net asset value, end of year ....................... $18.18 $18.85 $15.52 $16.10 $27.76
Total return .................................... (3.50)% 21.46% (2.95)% (29.71)% 75.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.29% 1.33% 1.36% 1.28% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.29%
c
1.32%
d
1.35%
d
1.28%
c,d
1.27%
d
Net investment (loss) ............................ (0.89)% (0.73)% (0.79)% (0.79)% (0.93)%
Supplemental data
Net assets, end of year (000’s) ..................... $40,535 $39,963 $39,777 $50,324 $79,314
Portfolio turnover rate ............................ 16.31%
e
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.63 $20.15 $20.73 $34.14 $21.07
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.07) (0.02) (0.02) (0.04) (0.09)
Net realized and unrealized gains (losses) ........... (0.64) 4.50 (0.46) (9.10) 15.99
Total from investment operations .................... (0.71) 4.48 (0.48) (9.14) 15.90
Less distributions from:
Net realized gains ............................. — — (0.10) (4.27) (2.83)
Net asset value, end of year ....................... $23.92 $24.63 $20.15 $20.73 $34.14
Total return .................................... (2.88)% 22.23% (2.29)% (29.26)% 77.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.67% 0.68% 0.65% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.66%
c
0.66%
c
0.64%
c
0.64%
c
Net investment (loss) ............................ (0.25)% (0.07)% (0.10)% (0.15)% (0.31)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,113,133 $1,458,516 $1,345,064 $1,529,170 $2,149,795
Portfolio turnover rate ............................ 16.31%
d
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.91 $19.59 $20.19 $33.43 $20.70
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.10) (0.05) (0.05) (0.08) (0.13)
Net realized and unrealized gains (losses) ........... (0.62) 4.37 (0.45) (8.89) 15.69
Total from investment operations .................... (0.72) 4.32 (0.50) (8.97) 15.56
Less distributions from:
Net realized gains ............................. — — (0.10) (4.27) (2.83)
Net asset value, end of year ....................... $23.19 $23.91 $19.59 $20.19 $33.43
Total return .................................... (3.05)% 22.10% (2.50)% (29.34)% 76.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.83% 0.86% 0.78% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.79%
c
0.82%
d
0.85%
d
0.77%
d
0.77%
d
Net investment (loss) ............................ (0.38)% (0.23)% (0.29)% (0.29)% (0.44)%
Supplemental data
Net assets, end of year (000’s) ..................... $326,857 $390,099 $341,973 $433,191 $739,985
Portfolio turnover rate ............................ 16.31%
e
15.99% 16.86% 30.88% 47.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.4%
Aerospace & Defense 7.0%
a
AAR Corp. ........................................ United States 734,920 $ 39,288,823
BWX Technologies, Inc. .............................. United States 603,958 65,903,897
a,b
Karman Holdings, Inc. ................................ United States 27,472 982,124
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,487,219 50,245,694
a
Loar Holdings, Inc. .................................. United States 29,519 2,791,907
159,212,445
Banks 2.2%
Pinnacle Financial Partners, Inc. ........................ United States 311,096 31,184,263
Western Alliance Bancorp ............................. United States 284,338 19,821,202
51,005,465
Biotechnology 8.6%
a
Acumen Pharmaceuticals, Inc. ......................... United States 767,972 867,809
a
Apogee Therapeutics, Inc. ............................. United States 382,557 15,015,362
a
Ascendis Pharma A/S , ADR ........................... Denmark 193,980 33,061,951
a
Centessa Pharmaceuticals plc , ADR ..................... United States 613,403 8,409,755
a
CG oncology, Inc. ................................... United States 258,180 6,955,369
a
Cullinan Therapeutics, Inc. ............................ United States 785,043 6,500,156
a
Cytokinetics, Inc. .................................... United States 147,448 6,316,672
a
Day One Biopharmaceuticals, Inc. ....................... United States 1,482,673 11,535,196
a
Dyne Therapeutics, Inc. .............................. United States 483,866 5,704,780
a
Insmed, Inc. ....................................... United States 503,420 36,246,240
a
Janux Therapeutics, Inc. .............................. United States 258,750 8,590,500
a
Kura Oncology, Inc. .................................. United States 479,209 3,143,611
a
Merus NV ......................................... Netherlands 524,703 23,879,234
a
Olema Pharmaceuticals, Inc. ........................... United States 893,200 4,608,912
a
Syndax Pharmaceuticals, Inc. .......................... United States 697,482 9,869,370
a
Twist Bioscience Corp. ............................... United States 178,868 6,854,222
a
Vaxcyte, Inc. ....................................... United States 257,296 9,221,489
196,780,628
Building Products 1.5%
AAON, Inc. ........................................ United States 383,603 35,011,446
Capital Markets 3.2%
Bridge Investment Group Holdings, Inc. , A ................. United States 1,188,411 11,396,861
Evercore, Inc. , A .................................... United States 124,192 25,495,376
Houlihan Lokey, Inc. , A ............................... United States 224,061 36,315,807
73,208,044
Communications Equipment 0.7%
a
Lumentum Holdings, Inc. .............................. United States 192,005 11,335,975
a
Viavi Solutions, Inc. .................................. United States 419,191 4,435,041
15,771,016
Construction & Engineering 4.2%
Arcosa, Inc. ....................................... United States 672,925 53,881,105
Granite Construction, Inc. ............................. United States 526,333 42,785,609
96,666,714
Construction Materials 0.2%
a
Titan America SA ................................... Belgium 331,400 4,384,422
Consumer Staples Distribution & Retail 0.8%
a
Performance Food Group Co. .......................... United States 215,391 17,373,438

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services 0.2%
a
Nerdy, Inc. ........................................ United States 3,259,795 $ 5,183,074
Electronic Equipment, Instruments & Components 1.8%
Vontier Corp. ....................................... United States 1,285,642 40,896,272
Energy Equipment & Services 0.9%
Liberty Energy, Inc. , A ................................ United States 1,791,770 20,605,355
Financial Services 4.2%
a
Flywire Corp. ...................................... United States 1,408,498 13,253,966
a
Paymentus Holdings, Inc. , A ........................... United States 1,488,284 48,309,699
a
Repay Holdings Corp. , A .............................. United States 1,156,431 4,625,724
a
Shift4 Payments, Inc. , A .............................. United States 350,799 28,695,358
94,884,747
Food Products 2.7%
a
Freshpet, Inc. ...................................... United States 429,010 31,549,395
a
Simply Good Foods Co. (The) .......................... United States 826,671 29,851,090
61,400,485
Health Care Equipment & Supplies 5.3%
a
Ceribell, Inc. ....................................... United States 449,465 7,231,892
a
Haemonetics Corp. .................................. United States 529,200 33,350,184
a
Inspire Medical Systems, Inc. .......................... United States 179,866 28,487,177
a
Integer Holdings Corp. ............................... United States 370,994 46,860,252
a,b
Kestra Medical Technologies Ltd. ....................... United States 108,299 2,605,674
a
Pulmonx Corp. ..................................... United States 309,845 1,496,551
120,031,730
Health Care Providers & Services 3.2%
a
GeneDx Holdings Corp. , A ............................. United States 125,122 8,364,406
a
HealthEquity, Inc. ................................... United States 336,350 28,831,922
a
NeoGenomics, Inc. .................................. United States 1,247,115 7,975,300
a
Privia Health Group, Inc. .............................. United States 1,173,981 27,565,074
72,736,702
Health Care Technology 1.4%
a
Phreesia, Inc. ...................................... United States 1,278,706 31,916,502
Hotel & Resort REITs 0.4%
Pebblebrook Hotel Trust .............................. United States 905,327 8,193,209
Hotels, Restaurants & Leisure 6.1%
a
Cava Group, Inc. .................................... United States 305,660 28,252,154
a,b
Portillo's, Inc. , A .................................... United States 1,166,323 12,059,780
Red Rock Resorts, Inc. , A ............................. United States 692,015 29,549,040
Texas Roadhouse, Inc. , A ............................. United States 229,358 38,064,254
Wingstop, Inc. ...................................... United States 116,091 30,635,254
138,560,482
Household Durables 1.7%
a
M/I Homes, Inc. ..................................... United States 191,080 20,384,414
a
Tri Pointe Homes, Inc. ................................ United States 581,052 17,867,349
38,251,763
Interactive Media & Services 0.7%
a
ZoomInfo Technologies, Inc. , A ......................... United States 1,725,741 14,772,343

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 1.8%
a
BigCommerce Holdings, Inc. , 1 ......................... United States 1,422,192 $ 7,366,954
a
Couchbase, Inc. .................................... United States 1,857,134 32,759,844
40,126,798
Life Sciences Tools & Services 0.1%
a
CryoPort, Inc. ...................................... United States 324,247 1,809,298
Machinery 1.3%
a
RBC Bearings, Inc. .................................. United States 93,431 30,698,624
Media 1.8%
New York Times Co. (The) , A ........................... United States 784,205 40,825,712
Oil, Gas & Consumable Fuels 1.7%
a,b
Infinity Natural Resources, Inc. , A ....................... United States 757,203 11,623,066
Matador Resources Co. .............................. United States 685,822 27,117,402
38,740,468
Passenger Airlines 1.9%
a
Alaska Air Group, Inc. ................................ United States 558,179 24,710,584
Allegiant Travel Co. .................................. United States 414,134 19,435,309
44,145,893
Personal Care Products 3.2%
a
BellRing Brands, Inc. ................................. United States 787,591 60,754,770
a
Oddity Tech Ltd. , A .................................. Israel 209,063 12,844,831
73,599,601
Pharmaceuticals 0.6%
a
EyePoint Pharmaceuticals, Inc. ......................... United States 1,170,839 7,985,122
a
Structure Therapeutics, Inc. , ADR ....................... United States 192,017 5,184,459
13,169,581
Professional Services 0.8%
a
Legalzoom.com, Inc. ................................. United States 2,631,839 19,265,062
Semiconductors & Semiconductor Equipment 5.5%
a
Lattice Semiconductor Corp. ........................... United States 786,736 38,494,993
a
Onto Innovation, Inc. ................................. United States 290,786 35,467,168
a
Silicon Laboratories, Inc. .............................. United States 170,483 17,348,350
a
SiTime Corp. ....................................... United States 227,395 33,395,230
124,705,741
Software 14.9%
a
Alkami Technology, Inc. ............................... United States 658,750 17,582,037
a
AvePoint, Inc. ...................................... United States 1,028,800 16,820,880
a,c,d
ClearMotion, Inc. .................................... United States 3,698,772 412,783
a
Confluent, Inc. , A .................................... United States 1,152,523 27,441,573
a
CS Disco, Inc. ...................................... United States 1,383,828 5,161,678
a
Freshworks, Inc. , A .................................. United States 2,090,723 30,879,979
a
Gitlab, Inc. , A ...................................... United States 821,195 38,325,171
a
Intapp, Inc. ........................................ United States 263,015 14,271,194
a
JFrog Ltd. ......................................... United States 351,678 11,876,166
a
LiveRamp Holdings, Inc. .............................. United States 1,178,033 30,817,343
a
Monday.com Ltd. .................................... United States 133,416 37,488,562
a
nCino, Inc. ........................................ United States 1,002,169 23,250,321
a
Procore Technologies, Inc. ............................ United States 509,427 32,649,176
a,d
ServiceTitan, Inc. ................................... United States 148,478 17,165,542
a,b
ServiceTitan, Inc. , A ................................. United States 128,433 14,848,139

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
SPS Commerce, Inc. ................................. United States 143,111 $ 20,537,860
339,528,404
Specialty Retail 2.0%
American Eagle Outfitters, Inc. ......................... United States 533,146 5,614,027
a
Boot Barn Holdings, Inc. .............................. United States 172,470 17,995,520
Lithia Motors, Inc. , A ................................. United States 77,949 22,820,349
46,429,896
Textiles, Apparel & Luxury Goods 0.2%
Steven Madden Ltd. ................................. United States 233,362 4,900,602
Trading Companies & Distributors 0.6%
Herc Holdings, Inc. .................................. United States 117,127 12,818,379
Total Common Stocks (Cost $ 1,662,147,334 ) ..................................
2,127,610,341
Convertible Preferred Stocks 3.0%
Automobile Components 0.7%
a,c,d
Flock Group, Inc. , G ................................. United States 987,540 14,585,176
a
Diversified Consumer Services 0.5%
a,c,d
Newsela, Inc. , D .................................... United States 709,046 11,929,905
a
Software 1.6%
a,c,d
Benchling, Inc. , F ................................... United States 382,306 5,299,519
a,c,d
Checkr, Inc. , E ..................................... United States 1,388,889 20,904,850
a,c,d
OneTrust LLC , A .................................... United States 625,361 7,569,223
a,c,d
OneTrust LLC , A-1 .................................. United States 56,457 683,342
a,c,d
Smule, Inc. , J ...................................... United States 162,712 1,853,439
36,310,373
Specialty Retail 0.2%
a,c,d
1661, Inc. , F ....................................... United States 3,436,485 5,047,362
a
Total Convertible Preferred Stocks (Cost $ 90,764,293 ) .........................
67,872,816
Preferred Stocks 0.7%
Automobile Components 0.3%
a,c,d
Tula eTechnology, Inc. ................................ United States 361,111 —
a,c,d
Tula eTechnology, Inc. , E ............................. United States 3,611,111 7,317,732
7,317,732
Commercial Services & Supplies 0.3%
a,c,d
Optoro, Inc. , E ..................................... United States 554,878 7,429,670
a
Software 0.1%
a,c,d
ClearMotion, Inc. , A-3 ................................ United States 1,037,942 140,557
a,c,d
ClearMotion, Inc. , A-4 ................................ United States 6,477,294 834,515
a,c,d
Smule, Inc. , 144A , G ................................. United States 1,542,673 379,407
a,c,d
Smule, Inc. , 144A , H ................................. United States 352,675 102,472
1,456,951
Total Preferred Stocks (Cost $ 32,144,988 ) ....................................
16,204,353

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 188 .
a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
†
Biotechnology 0.0%
†
a,c,d
Chinook Therapeutics, Inc., CVR , 6/30/30 ................. United States 410,500 $ 802,045
Total Rights (Cost $ 160,095 ) ................................................
802,045
Shares
Escrows and Litigation Trusts 0.0%
a,c
Wheels Up Experience, Inc., Escrow Account .............. United States 8,808 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 1,785,216,710 ) ...........................
2,212,489,555
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 27,922,674 27,922,674
Total Money Market Funds (Cost $ 27,922,674 ) ................................
27,922,674
g
Investments from Cash Collateral Received for
Loaned Securities 0.9%
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 19,765,870 19,765,870
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 19,765,870 ) .........................................................
19,765,870
Total Short Term Investments (Cost $ 47,688,544 ) ..............................
47,688,544
a
Total Investments (Cost $ 1,832,905,254 ) 99.2% ................................
$2,260,178,099
Other Assets, less Liabilities 0.8% ...........................................
18,170,029
Net Assets 100.0% .........................................................
$2,278,348,128
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2025. See Note 1(e).
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.22 $29.75 $33.07 $49.66 $32.15
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.01) (0.05) (0.25) (0.24)
Net realized and unrealized gains (losses) ........... 0.88 5.48 (1.39) (9.42) 21.89
Total from investment operations .................... 0.80 5.47 (1.44) (9.67) 21.65
Less distributions from:
Net realized gains ............................. — — (1.88) (6.92) (4.14)
Net asset value, end of year ....................... $36.02 $35.22 $29.75 $33.07 $49.66
Total return
c
................................... 2.27% 18.39% (4.07)% (22.83)% 68.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.84% 0.87% 0.90% 0.85% 0.86%
Expenses net of waiver and payments by affiliates ....... 0.84%
d
0.85%
e
0.88%
e
0.84%
e
0.85%
e
Net investment (loss) ............................ (0.20)% (0.02)% (0.17)% (0.54)% (0.54)%
Supplemental data
Net assets , end of year (000’s) ..................... $2,596,499 $2,822,866 $2,578,199 $3,019,703 $4,217,167
Portfolio turnover rate ............................ 33.86%
f
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.80 $13.45 $16.20 $27.98 $19.41
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.16) (0.11) (0.13) (0.32) (0.33)
Net realized and unrealized gains (losses) ........... 0.40 2.46 (0.74) (4.54) 13.04
Total from investment operations .................... 0.24 2.35 (0.87) (4.86) 12.71
Less distributions from:
Net realized gains ............................. — — (1.88) (6.92) (4.14)
Net asset value, end of year ....................... $16.04 $15.80 $13.45 $16.20 $27.98
Total return
c
................................... 1.52% 17.47% (4.76)% (23.43)% 67.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.59% 1.62% 1.65% 1.60% 1.61%
Expenses net of waiver and payments by affiliates ....... 1.59%
d
1.60%
e
1.63%
e
1.59%
e
1.60%
e
Net investment (loss) ............................ (0.95)% (0.77)% (0.92)% (1.29)% (1.28)%
Supplemental data
Net assets , end of year (000’s) ..................... $48,685 $60,281 $82,982 $110,596 $198,713
Portfolio turnover rate ............................ 33.86%
f
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.44 $24.93 $28.11 $43.32 $28.45
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.14) (0.07) (0.11) (0.32) (0.30)
Net realized and unrealized gains (losses) ........... 0.74 4.58 (1.19) (7.97) 19.31
Total from investment operations .................... 0.60 4.51 (1.30) (8.29) 19.01
Less distributions from:
Net realized gains ............................. — — (1.88) (6.92) (4.14)
Net asset value, end of year ....................... $30.04 $29.44 $24.93 $28.11 $43.32
Total return .................................... 2.04% 18.09% (4.30)% (23.00)% 67.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.12% 1.15% 1.10% 1.10%
Expenses net of waiver and payments by affiliates ....... 1.09%
c
1.10%
d
1.13%
d
1.09%
d
1.09%
d
Net investment (loss) ............................ (0.45)% (0.27)% (0.42)% (0.79)% (0.78)%
Supplemental data
Net assets , end of year (000’s) ..................... $33,211 $37,276 $34,371 $38,761 $60,264
Portfolio turnover rate ............................ 33.86%
e
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.23 $36.39 $39.84 $58.24 $37.12
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.07 0.14 0.08 (0.10) (0.10)
Net realized and unrealized gains (losses) ........... 1.07 6.70 (1.65) (11.38) 25.36
Total from investment operations .................... 1.14 6.84 (1.57) (11.48) 25.26
Less distributions from:
Net investment income .......................... (0.05) — — — —
Net realized gains ............................. — — (1.88) (6.92) (4.14)
Total distributions ............................... (0.05) — (1.88) (6.92) (4.14)
Net asset value, end of year ....................... $44.32 $43.23 $36.39 $39.84 $58.24
Total return .................................... 2.61% 18.82% (3.70)% (22.57)% 68.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.51% 0.53% 0.51% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.50% 0.49%
c
0.49%
c
0.50%
c
0.49%
c
Net investment income (loss) ...................... 0.14% 0.34% 0.23% (0.19)% (0.19)%
Supplemental data
Net assets , end of year (000’s) ..................... $437,087 $539,962 $451,447 $540,509 $648,078
Portfolio turnover rate ............................ 33.86%
d
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $41.79 $35.22 $38.68 $56.79 $36.30
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02 0.09 0.03 (0.15) (0.14)
Net realized and unrealized gains (losses) ........... 1.04 6.48 (1.61) (11.04) 24.77
Total from investment operations .................... 1.06 6.57 (1.58) (11.19) 24.63
Less distributions from:
Net investment income .......................... (—)
c
— — — —
Net realized gains ............................. — — (1.88) (6.92) (4.14)
Net asset value, end of year ....................... $42.85 $41.79 $35.22 $38.68 $56.79
Total return .................................... 2.52% 18.68% (3.81)% (22.65)% 68.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.62% 0.65% 0.60% 0.61%
Expenses net of waiver and payments by affiliates ....... 0.59%
d
0.60%
e
0.63%
e
0.59%
e
0.60%
e
Net investment income (loss) ...................... 0.05% 0.23% 0.08% (0.28)% (0.29)%
Supplemental data
Net assets , end of year (000’s) ..................... $416,492 $435,671 $469,050 $532,573 $552,987
Portfolio turnover rate ............................ 33.86%
f
37.02% 27.75% 48.89% 53.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 13 for current year information.

Franklin Strategic Series
Schedule of Investments, April 30, 2025
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 4.5%
a
Axon Enterprise, Inc. ................................. United States 180,642 $ 110,787,739
BWX Technologies, Inc. .............................. United States 305,900 33,379,808
a
Standardaero, Inc. .................................. United States 510,743 13,800,276
157,967,823
Banks 0.8%
Fifth Third Bancorp .................................. United States 761,500 27,368,310
Biotechnology 2.8%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 143,887 37,876,814
a
Ascendis Pharma A/S , ADR ........................... Denmark 79,464 13,543,844
a
CG oncology, Inc. ................................... United States 385,071 10,373,813
a
Natera, Inc. ........................................ United States 253,000 38,185,290
99,979,761
Capital Markets 9.8%
Ares Management Corp. , A ............................ United States 589,936 89,982,938
Blue Owl Capital, Inc. , A .............................. United States 2,664,949 49,381,505
LPL Financial Holdings, Inc. ........................... United States 135,948 43,474,811
MSCI, Inc. , A ....................................... United States 124,202 67,703,752
Nasdaq, Inc. ....................................... United States 667,136 50,842,435
Tradeweb Markets, Inc. , A ............................. United States 327,576 45,303,761
346,689,202
Commercial Services & Supplies 0.6%
a
Copart, Inc. ........................................ United States 353,500 21,574,105
Electrical Equipment 2.5%
AMETEK, Inc. ...................................... United States 265,306 44,990,592
Vertiv Holdings Co. , A ................................ United States 495,000 42,263,100
87,253,692
Energy Equipment & Services 0.7%
Halliburton Co. ..................................... United States 1,224,119 24,262,039
Entertainment 2.6%
a
ROBLOX Corp. , A ................................... United States 1,362,728 91,370,913
Financial Services 1.8%
a
Block, Inc. , A ....................................... United States 876,592 51,254,334
a
Paymentus Holdings, Inc. , A ........................... United States 382,700 12,422,442
63,676,776
Food Products 0.6%
a
Freshpet, Inc. ...................................... United States 295,098 21,701,507
Ground Transportation 1.7%
Old Dominion Freight Line, Inc. ......................... United States 381,083 58,412,402
Health Care Equipment & Supplies 4.4%
a
Dexcom, Inc. ....................................... United States 940,900 67,161,442
a
IDEXX Laboratories, Inc. .............................. United States 93,892 40,622,374
a
Penumbra, Inc. ..................................... United States 166,662 48,805,300
156,589,116
Health Care Providers & Services 0.8%
Cencora, Inc. ...................................... United States 33,100 9,687,377

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
HealthEquity, Inc. ................................... United States 227,939 $ 19,538,931
29,226,308
Health Care Technology 1.7%
a
Veeva Systems, Inc. , A ............................... United States 261,077 61,011,084
Hotels, Restaurants & Leisure 6.4%
a
Cava Group, Inc. .................................... United States 487,464 45,056,297
a
DoorDash, Inc. , A ................................... United States 449,876 86,776,582
Texas Roadhouse, Inc. , A ............................. United States 288,800 47,929,248
Wingstop, Inc. ...................................... United States 176,583 46,598,488
226,360,615
Household Durables 1.1%
a
NVR, Inc. ......................................... United States 5,278 37,609,709
Independent Power and Renewable Electricity Producers 1.0%
Vistra Corp. ........................................ United States 262,700 34,053,801
Industrial REITs 0.8%
Terreno Realty Corp. ................................. United States 491,095 27,663,381
Insurance 1.7%
Arthur J Gallagher & Co. .............................. United States 189,552 60,787,431
Interactive Media & Services 1.3%
a
Pinterest, Inc. , A .................................... United States 1,782,879 45,142,496
IT Services 5.0%
a
Cloudflare, Inc. , A ................................... United States 524,056 63,295,484
a
Gartner, Inc. ....................................... United States 151,859 63,944,788
a
MongoDB, Inc. , A ................................... United States 288,845 49,730,443
176,970,715
Leisure Products 1.2%
a,b,c
Fanatics Holdings, Inc. ............................... United States 793,714 42,691,367
Life Sciences Tools & Services 1.3%
a
Repligen Corp. ..................................... United States 330,219 45,566,920
Machinery 1.2%
Xylem, Inc. ........................................ United States 353,508 42,622,460
Media 2.5%
a
Blaize Events & Media, Inc. ............................ United States 3,389,282 8,202,062
a,b
Blaize Events & Media, Inc. ............................ United States 343,168 —
New York Times Co. (The) , A ........................... United States 774,528 40,321,928
a
Trade Desk, Inc. (The) , A .............................. United States 726,800 38,978,284
87,502,274
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. ................................ United States 216,374 50,006,195
Hess Corp. ........................................ United States 291,117 37,568,649
87,574,844
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................. United States 453,131 34,954,525
Professional Services 5.0%
Paychex, Inc. ...................................... United States 386,709 56,892,628
TransUnion ........................................ United States 317,034 26,301,141

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Verisk Analytics, Inc. , A ............................... United States 316,134 $ 93,711,601
176,905,370
Residential REITs 0.7%
Equity LifeStyle Properties, Inc. ......................... United States 400,813 25,964,666
Semiconductors & Semiconductor Equipment 4.5%
a
Astera Labs, Inc. .................................... United States 121,800 7,954,758
a,b
Blaize Holdings, Inc. ................................. United States 114,150 —
a
Lattice Semiconductor Corp. ........................... United States 955,346 46,745,080
Monolithic Power Systems, Inc. ......................... United States 96,672 57,336,163
a
Onto Innovation, Inc. ................................. United States 187,829 22,909,503
a
SiTime Corp. ....................................... United States 165,970 24,374,354
159,319,858
Software 15.3%
a
Alkami Technology, Inc. ............................... United States 885,772 23,641,255
a
AppLovin Corp. , A ................................... United States 148,500 39,992,535
a
Arteris, Inc. ........................................ United States 1,328,254 8,846,172
a
Confluent, Inc. , A .................................... United States 1,593,385 37,938,497
a
Datadog, Inc. , A .................................... United States 651,168 66,523,323
a
Fair Isaac Corp. .................................... United States 42,268 84,099,794
a
HubSpot, Inc. ...................................... United States 126,890 77,593,235
a
Manhattan Associates, Inc. ............................ United States 233,500 41,420,565
a,b,c
Plaid, Inc. , A ....................................... Japan 30,940 6,311,036
a
Procore Technologies, Inc. ............................ United States 581,661 37,278,653
a
SailPoint, Inc. ...................................... United States 530,600 9,105,096
a,d
ServiceTitan, Inc. , A ................................. United States 73,700 8,520,457
a
Synopsys, Inc. ..................................... United States 104,960 48,177,689
a
Tyler Technologies, Inc. ............................... United States 91,900 49,929,270
539,377,577
Specialty Retail 5.9%
a
AutoZone, Inc. ..................................... United States 13,600 51,171,360
a
Burlington Stores, Inc. ................................ United States 254,367 57,242,750
Ross Stores, Inc. ................................... United States 267,887 37,236,293
Tractor Supply Co. .................................. United States 1,266,380 64,104,155
209,754,558
Trading Companies & Distributors 2.6%
Fastenal Co. ....................................... United States 727,047 58,868,995
United Rentals, Inc. .................................. United States 54,446 34,379,927
93,248,922
Total Common Stocks (Cost $ 2,531,833,380 ) ..................................
3,401,154,527
Convertible Preferred Stocks 1.7%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 423,782 7,130,256
a
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , F-S ........................... United States 2,970,061 135,046
a
Software 1.0%
a,b,c
Benchling, Inc. , F ................................... United States 347,106 4,811,577
a,b,c
Databricks, Inc. , G .................................. United States 227,829 20,903,903

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Software (continued)
a,b,c
OneTrust LLC , C .................................... United States 767,526 $ 9,289,954
35,005,434
Trading Companies & Distributors 0.5%
a,b,c
Anduril Industries, Inc. , F .............................. United States 414,483 16,944,894
a
Total Convertible Preferred Stocks (Cost $ 65,344,990 ) .........................
59,215,630
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic Devices, Inc. , G-2-S .......................... United States 513,050 55,491
a,b,c
Phononic, Inc. , H-S .................................. United States 117,763 124,806
180,297
Total Preferred Stocks (Cost $ 460,692 ) .......................................
180,297
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,c
Phononic, Inc. , H-S , 12/31/29 .......................... United States 23,970 2,085
a,b,c
Phononic, Inc. , H-S-X , 12/31/29 ........................ United States 47,104 4,098
6,183
Total Warrants (Cost $ 44,031 ) ...............................................
6,183
Principal
Amount
*
Convertible Bonds 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
b,c
Phononic, Inc. , 5.31% , 11/30/27 ........................ United States 66,235 66,235
b,c
Phononic, Inc. , H-S , 5.31% , 11/30/27 .................... United States 132,470 132,470
198,705
Total Convertible Bonds (Cost $ 198,704 ) .....................................
198,705
e
Senior Floating Rate Interests 0.0%
†
b,f
Phononic, Inc., First Lien, Advance CME Term Loan, B , PIK, 12% ,
6/30/25 ......................................... United States 1,041,437 824,303
Total Senior Floating Rate Interests (Cost $ 1,032,226 ) .........................
824,303
Total Long Term Investments (Cost $ 2,598,914,023 ) ...........................
3,461,579,645
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 67,276,399 67,276,399
Total Money Market Funds (Cost $ 67,276,399 ) ................................
67,276,399

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 8,437,275 $ 8,437,275
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 8,437,275 ) ..........................................................
8,437,275
Total Short Term Investments (Cost $ 75,713,674 ) ..............................
75,713,674
a
Total Investments (Cost $ 2,674,627,697 ) 100.1% ..............................
$3,537,293,319
Other Assets, less Liabilities (0.1) % .........................................
(5,320,114)
Net Assets 100.0% .........................................................
$3,531,973,205
a a a
See Abbreviations on page 188 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2025. See Note 1(e).
e
See Note 1(i) regarding senior floating rate interests.
f
Income may be received in additional securities and/or cash.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(e) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $474,662,608 $2,980,688,629 $1,972,736,164
Cost - Non-controlled affiliates (Note 3f) ...................... 24,115,449 43,904,964 50,328,033
Value - Unaffiliated issuers (Includes securities loaned of $6,280,850,
$— and $9,145,590, respectively) ........................... $692,456,561 $2,870,989,060 $4,131,778,693
Value - Non-controlled affiliates (Note 3f) ...................... 24,115,449 44,966,881 50,328,033
Cash .................................................. 4,426 9,286,299 3,020
Receivables:
Investment securities sold ................................. 7,056 9,883,285 7,842,951
Capital shares sold ...................................... 247,909 2,006,310 933,858
Dividends and interest ................................... 27,956 24,790,669 273,553
Deposits with brokers for:
TBA transactions (Note 1c) .............................. — 40,000 —
Futures contracts ...................................... — 5,346,274 —
Due from custodian ...................................... 15,200 — —
Unrealized appreciation on OTC forward exchange contracts ........ — 141,863 —
Unrealized appreciation on OTC swap contracts .................. — 520,471 —
Deferred tax benefit ....................................... — 287,971 —
Total assets ........................................ 716,874,557 2,968,259,083 4,191,160,108
Liabilities:
Payables:
Investment securities purchased ............................ 1,727,218 11,043,923 14,680,788
Payable for purchases of TBA securities (Note 1 c ) ............... — 479,610,848 —
Capital shares redeemed ................................. 514,348 1,841,335 2,394,176
Management fees ....................................... 341,493 950,473 1,760,432
Distribution fees ........................................ 127,279 447,551 732,502
Transfer agent fees ...................................... 213,188 841,768 1,082,202
Variation margin on futures contracts ......................... — 1,171,244 —
Deposits from brokers for:
TBA transaction s (Note 1c) .............................. — 2,810,000 —
OTC swap contracts (upfront receipts $–, $1,347,100 and $–,
respectively) ............................................ — 548,975 —
Unrealized depreciation on OTC forward exchange contracts ........ — 312,635 —
Payable upon return of securities loaned (Note 1 e ) ................ 6,432,014 — 9,816,000
Unrealized depreciation on unfunded loan commitments (Note 8 ) ..... — 68 —
Accrued expenses and other liabilities ......................... 102,751 434,694 240,148
Total liabilities ....................................... 9,458,291 500,013,514 30,706,248
Net assets, at value ............................... $707,416,266 $2,468,245,569 $4,160,453,860
Net assets consist of:
Paid-in capital ........................................... $452,840,648 $3,630,041,837 $1,661,970,323
Total distributable earnings (losses) ........................... 254,575,618 (1,161,796,268) 2,498,483,537
Net assets, at value ............................... $707,416,266 $2,468,245,569 $4,160,453,860

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Class A:
Net assets, at value ..................................... $588,964,936 $1,989,033,972 $3,383,276,937
Shares outstanding ...................................... 5,066,916 240,591,223 75,418,692
Net asset value per share
a,b
................................ $116.24 $8.27 $44.86
Maximum offering price per share (net asset value per share ÷ 94.50%,
96.25% and 94.50%, respectively)
b
.......................... $123.01 $8.59 $47.47
Class C:
Net assets, at value ..................................... $17,196,954 $49,795,527 $75,993,885
Shares outstanding ...................................... 164,353 6,015,257 2,575,223
Net asset value and maximum offering price per share
a,b
.......... $104.63 $8.28 $29.51
Class R:
Net assets, at value ..................................... $— $34,948,518 $25,260,396
Shares outstanding ...................................... — 4,248,976 627,193
Net asset value and maximum offering price per share
b
........... $— $8.23 $40.28
Class R6:
Net assets, at value ..................................... $6,757,807 $130,729,303 $371,772,725
Shares outstanding ...................................... 54,092 15,783,811 6,951,376
Net asset value and maximum offering price per share
b
........... $124.93 $8.28 $53.48
Advisor Class:
Net assets, at value ..................................... $94,496,569 $263,738,249 $304,149,917
Shares outstanding ...................................... 770,666 31,850,827 5,842,135
Net asset value and maximum offering price per share
b
........... $122.62 $8.28 $52.06
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $193,223,194 $1,785,216,710 $2,598,914,023
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 21,421,479 47,688,544 75,713,674
Value - Unaffiliated issuers (Includes securities loaned of $8,606,550,
$24,441,633 and $8,092,700, respectively) .................... $282,187,416 $2,212,489,555 $3,461,579,645
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 21,421,479 47,688,544 75,713,674
Cash .................................................. 48,848 43,940,154 2,783
Foreign currency, at value (cost $66,034, $– and $166, respectively) .. 66,034 — 165
Receivables:
Investment securities sold ................................. — 6,541,627 9,725,853
Capital shares sold ...................................... 66,805 1,202,388 783,052
Dividends and interest ................................... 232,830 119,214 350,835
European Union tax reclaims (Note 1 j ) ....................... 95,725 — —
Due from custodian ...................................... 547,250 5,795,300 85,225
Total assets ........................................ 304,666,387 2,317,776,782 3,548,241,232
Liabilities:
Payables:
Investment securities purchased ............................ — 7,408,954 846,812
Capital shares redeemed ................................. 1,395,294 4,274,387 3,511,380
Management fees ....................................... 123,492 1,122,027 1,257,105
Distribution fees ........................................ 56,222 184,832 563,663
Transfer agent fees ...................................... 131,590 649,082 1,246,198
Payable upon return of securities loaned (Note 1 e ) ................ 9,004,750 25,561,170 8,522,500
Accrued expenses and other liabilities ......................... 69,638 228,202 320,369
Total liabilities ....................................... 10,780,986 39,428,654 16,268,027
Net assets, at value ............................... $293,885,401 $2,278,348,128 $3,531,973,205
Net assets consist of:
Paid-in capital ........................................... $355,019,755 $1,698,254,091 $2,580,371,062
Total distributable earnings (losses) ........................... (61,134,354) 580,094,037 951,602,143
Net assets, at value ............................... $293,885,401 $2,278,348,128 $3,531,973,205

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $221,767,631 $778,490,500 $2,596,499,084
Shares outstanding ...................................... 7,879,061 38,448,180 72,088,873
Net asset value per share
a,b
................................ $28.15 $20.25 $36.02
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $29.79 $21.43 $38.12
Class C:
Net assets, at value ..................................... $13,076,106 $19,333,292 $48,684,823
Shares outstanding ...................................... 475,903 1,405,813 3,034,761
Net asset value and maximum offering price per share
a,b
.......... $27.48 $13.75 $16.04
Class R:
Net assets, at value ..................................... $— $40,535,301 $33,210,990
Shares outstanding ...................................... — 2,229,150 1,105,734
Net asset value and maximum offering price per share
b
........... $— $18.18 $30.04
Class R6:
Net assets, at value ..................................... $6,894,307 $1,113,132,532 $437,086,739
Shares outstanding ...................................... 224,788 46,540,434 9,862,059
Net asset value and maximum offering price per share
b
........... $30.67 $23.92 $44.32
Advisor Class:
Net assets, at value ..................................... $52,147,357 $326,856,503 $416,491,569
Shares outstanding ...................................... 1,713,631 14,094,226 9,719,714
Net asset value and maximum offering price per share
b
........... $30.43 $23.19 $42.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Investment income:
Dividends: (net of foreign taxes of $2,240, $– and $12,762, respectively)
Unaffiliated issuers ...................................... $3,954,811 $183,481 $23,728,191
Non-controlled affiliates (Note 3f) ........................... 879,868 3,493,527 962,665
Interest: (net of foreign taxes of $—, $2,198 and $—, respectively)
Unaffiliated issuers ...................................... — 136,479,496 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 404,471 42,527 289,771
Non-controlled affiliates (Note 3f) ........................... 595,625 1,231 875,882
Total investment income ................................. 5,834,775 140,200,262 25,856,509
Expenses:
Management fees (Note 3 a ) ................................. 5,208,038 11,740,305 24,573,521
Distribution fees: (Note 3c )
    Class A .............................................. 1,732,272 5,135,278 9,282,542
    Class C .............................................. 238,134 374,107 891,576
    Class R .............................................. — 182,116 155,053
Transfer agent fees: (Note 3e )
    Class A .............................................. 881,365 2,711,096 3,288,780
    Class C .............................................. 30,182 76,206 78,896
    Class R .............................................. — 48,052 27,436
    Class R6 ............................................. 10,565 49,273 65,316
    Advisor Class .......................................... 159,614 358,657 287,039
Custodian fees .......................................... 82 22,858 34,001
Reports to shareholders fees ................................ 39,469 179,854 116,895
Registration and filing fees .................................. 94,924 98,388 219,102
Professional fees ......................................... 90,933 142,768 134,335
Trustees' fees and expenses ................................ 9,476 27,893 49,391
Marketplace lending fees (Note 1 g ) ........................... — 862,656 —
Other .................................................. 49,365 193,603 113,307
Total expenses ....................................... 8,544,419 22,203,110 39,317,190
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (119,501) (1,297,021) (134,412)
Net expenses ....................................... 8,424,918 20,906,089 39,182,778
Net investment income (loss) .......................... (2,590,143) 119,294,173 (13,326,269)

Franklin Strategic Series
Financial Statements
Statements of Operations
(continued)
for the year ended April 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 74,577,365 (30,693,286) 635,930,982
Non-controlled affiliates (Note 3 f and 11 ) .................... (1,410,137) — —
Foreign currency transactions .............................. 3,424 (25,955) —
Forward exchange contracts ............................... — (125,574) —
Futures contracts ....................................... — (11,341,186) —
TBA sale commitments ................................... — (245,621) —
Swap contracts ......................................... — 3,783,163 —
Net realized gain (loss) ................................ 73,170,652 (38,648,459) 635,930,982
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (94,432,349) 94,308,798 (271,511,394)
Non-controlled affiliates (Note 3 f and 11 ) .................... — 1,061,917 —
Translation of other assets and liabilities denominated in foreign currencies ........................................... 102 7,455 —
Unfunded loan commitments (Note 8 ) ........................ — (68) —
Forward exchange contracts ............................... — 171,522 —
Futures contracts ....................................... — 979,118 —
Swap contracts ......................................... — (2,852,719) —
Net change in unrealized appreciation (depreciation) .......... (94,432,247) 93,676,023 (271,511,394)
Net realized and unrealized gain (loss) .......................... (21,261,595) 55,027,564 364,419,588
Net increase (decrease) in net assets resulting from operations ........ $(23,851,738) $174,321,737 $351,093,319

Franklin Strategic Series
Financial Statements
Statements of Operations
(continued)
for the year ended April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $418,733, $– and $–, respectively)
Unaffiliated issuers ...................................... $8,872,621 $9,404,590 $20,935,798
Non-controlled affiliates (Note 3 f and 11 ) ...................... 264,131 1,252,361 3,505,729
Interest:
Unaffiliated issuers ...................................... 63,628 — 329,442
Non-controlled affiliates (Note 3 f and 11 ) ...................... — — 167,426
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (179,620) (338,856) (239,803)
Non-controlled affiliates (Note 3 f ) ........................... 208,496 559,329 265,886
Other income (Note 1 j ) ..................................... 5,507 — —
Total investment income ................................. 9,234,763 10,877,424 24,964,478
Expenses:
Management fees (Note 3 a ) ................................. 1,778,988 16,722,250 17,950,028
Distribution fees: (Note 3c )
    Class A .............................................. 628,209 2,252,271 7,169,159
    Class C .............................................. 153,258 225,350 575,706
    Class R .............................................. — 216,310 183,950
Transfer agent fees: (Note 3e )
    Class A .............................................. 383,178 1,413,184 3,446,533
    Class C .............................................. 23,397 35,345 69,167
    Class R .............................................. — 68,039 44,203
    Class R6 ............................................. 5,607 332,691 169,280
    Advisor Class .......................................... 99,976 605,383 548,298
Custodian fees .......................................... 7,392 21,221 35,526
Reports to shareholders fees ................................ 28,791 112,034 154,274
Registration and filing fees .................................. 83,591 127,566 176,129
Professional fees ......................................... 65,079 109,521 107,149
Trustees' fees and expenses ................................ 3,954 29,840 42,819
Interest expense ......................................... 2,465 — —
Other .................................................. 73,637 119,073 125,997
Total expenses ....................................... 3,337,522 22,390,078 30,798,218
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (38,852) (135,295) (309,610)
Net expenses ....................................... 3,298,670 22,254,783 30,488,608
Net investment income (loss) .......................... 5,936,093 (11,377,359) (5,524,130)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... 40,253,912 144,656,230 307,711,066
Foreign currency transactions .............................. (1,068) — 9,193
Net realized gain (loss) ................................ 40,252,844 144,656,230 307,720,259
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (69,400,493) (178,380,414) (201,619,262)
Non-controlled affiliates (Note 3 f and 11 ) .................... — — 8,878,173
Translation of other assets and liabilities denominated in foreign currencies ........................................... 6,568 — —
Net change in unrealized appreciation (depreciation) .......... (69,393,925) (178,380,414) (192,741,089)
Net realized and unrealized gain (loss) .......................... (29,141,081) (33,724,184) 114,979,170
Net increase (decrease) in net assets resulting from operations ........ $(23,204,988) $(45,101,543) $109,455,040
*
Includes gains from redemption in-kind (Note 13 ).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Biotechnology Discovery Fund Franklin Core Plus Bond Fund
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(2,590,143) $(3,257,149) $119,294,173 $124,266,922
Net realized gain (loss) ............ 73,170,652 70,270,543 (38,648,459) (88,812,911)
Net change in unrealized appreciation
(depreciation) ................. (94,432,247) 65,328,352 93,676,023 46,360,351
Net increase (decrease) in net
assets resulting from operations . (23,851,738) 132,341,746 174,321,737 81,814,362
Distributions to shareholders:
Class A ........................ (58,160,749) — (95,594,345) (100,911,285)
Class C ........................ (2,094,936) — (2,412,060) (3,286,225)
Class R ........................ — — (1,613,364) (1,669,519)
Class R6 ....................... (718,012) — (6,689,754) (6,651,004)
Advisor Class ................... (10,336,804) — (13,313,957) (13,984,391)
Total distributions to shareholders ..... (71,310,501) — (119,623,480) (126,502,424)
Capital share transactions: (Note 2 )
Class A ........................ (38,843,761) (90,765,519) (133,993,404) (170,995,824)
Class C ........................ (7,618,126) (6,308,260) (16,499,318) (33,695,036)
Class R ........................ — — (1,822,597) (4,271,750)
Class R6 ....................... (2,735,688) (2,922,785) (5,214,894) 2,246,105
Advisor Class ................... (22,539,823) 3,565,328 (14,309,594) (33,649,591)
Total capital share transactions ....... (71,737,398) (96,431,236) (171,839,807) (240,366,096)
Net increase (decrease) in net
assets ..................... (166,899,637) 35,910,510 (117,141,550) (285,054,158)
Net assets:
Beginning of year .................. 874,315,903 838,405,393 2,585,387,119 2,870,441,277
End of year ...................... $707,416,266 $874,315,903 $2,468,245,569 $2,585,387,119

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Growth Opportunities Fund Franklin Natural Resources Fund
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(13,326,269) $(16,863,060) $5,936,093 $7,327,841
Net realized gain (loss) ............ 635,930,982 708,606,111 40,252,844 6,155,538
Net change in unrealized appreciation
(depreciation) ................. (271,511,394) 444,926,647 (69,393,925) 28,205,159
Net increase (decrease) in net
assets resulting from operations . 351,093,319 1,136,669,698 (23,204,988) 41,688,538
Distributions to shareholders:
Class A ........................ (369,084,244) (394,865,139) (5,502,509) (5,286,235)
Class C ........................ (12,622,834) (14,781,504) (182,237) (316,747)
Class R ........................ (3,415,709) (3,514,792) — —
Class R6 ....................... (34,745,269) (40,009,371) (189,377) (165,584)
Advisor Class ................... (28,758,057) (29,305,757) (1,473,063) (1,479,563)
Total distributions to shareholders ..... (448,626,113) (482,476,563) (7,347,186) (7,248,129)
Capital share transactions: (Note 2 )
Class A ........................ 13,326,108 180,676,777 (27,661,206) (54,180,676)
Class C ........................ (6,183,112) (45,526,143) (2,902,346) (9,396,377)
Class R ........................ (2,540,912) 2,433,373 — —
Class R6 ....................... (1,469,348) (148,900,791) (408,268) (5,139,233)
Advisor Class ................... 16,896,851 (86,022,379) (18,065,354) (13,718,926)
Total capital share transactions ....... 20,029,587 (97,339,163) (49,037,174) (82,435,212)
Net increase (decrease) in net
assets ..................... (77,503,207) 556,853,972 (79,589,348) (47,994,803)
Net assets:
Beginning of year .................. 4,237,957,067 3,681,103,095 373,474,749 421,469,552
End of year ...................... $4,160,453,860 $4,237,957,067 $293,885,401 $373,474,749

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Growth Fund Franklin Small-Mid Cap Growth Fund
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Year Ended
April 30, 2025
Year Ended
April 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(11,377,359) $(6,260,414) $(5,524,130) $1,660,684
Net realized gain (loss) ............ 144,656,230 73,856,614 307,720,259 252,555,823
Net change in unrealized appreciation
(depreciation) ................. (178,380,414) 450,397,076 (192,741,089) 377,194,123
Net increase (decrease) in net
assets resulting from operations . (45,101,543) 517,993,276 109,455,040 631,410,630
Distributions to shareholders:
Class R6 ....................... — — (584,008) —
Advisor Class ................... — — (36,409) —
Total distributions to shareholders ..... — — (620,417) —
Capital share transactions: (Note 2 )
Class A ........................ (82,255,977) (39,879,038) (300,799,425) (213,650,350)
Class C ........................ (2,290,623) (2,202,373) (13,148,119) (33,720,039)
Class R ........................ 3,114,250 (7,631,504) (5,075,773) (3,141,034)
Class R6 ....................... (332,174,220) (161,659,325) (122,929,048) 4,476,222
Advisor Class ................... (55,318,476) (25,481,258) (30,964,132) (105,370,472)
Total capital share transactions ....... (468,925,046) (236,853,498) (472,916,497) (351,405,673)
Net increase (decrease) in net
assets ..................... (514,026,589) 281,139,778 (364,081,874) 280,004,957
Net assets:
Beginning of year .................. 2,792,374,717 2,511,234,939 3,896,055,079 3,616,050,122
End of year ...................... $2,278,348,128 $2,792,374,717 $3,531,973,205 $3,896,055,079

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of ten separate funds, six of which are included in this
report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Core Plus Bond Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Effective December 11, 2024, the Franklin Strategic Income
Fund was renamed Franklin Core Plus Bond Fund.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At April 30, 2025,
Franklin Core Plus Bond Fund had OTC derivatives in a
net liability position of $199,276 and the aggregate value of collateral pledged for such contracts was $310,000.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
1. Organization and Significant Accounting Policies
(continued)

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Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds Schedule of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable or receivable in the Consolidated Statements of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
See Note 10 regarding other derivative information.
e. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds, and/or uninvested cash as included in due from custodian in the Statements of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net
of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At April
30, 2025, Franklin Core Plus Bond Fund had no securities
on loan.
f. Business Development Companies
Certain or all Funds may invest in securities of closed-end
investment companies that have elected to be treated as a
business development company under the 1940 Act. The
Funds may purchase a business development company to
gain exposure to the securities in the underlying portfolio.
The risks of owning a business development company
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Notes to Financial Statements

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Annual Report
generally reflect the risks of owning the underlying securities.
Business development companies have expenses that
reduce their value.
g. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
h. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
i. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
When a capital gain tax is determined to apply, certain
1. Organization and Significant Accounting Policies
(continued)
f. Business Development Companies
(continued)

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Notes to Financial Statements

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Annual Report
or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
j. Income and Deferred Taxes
(continued)

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m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2025
Shares sold
a
................................... 332,355 $44,053,974 22,481,003 $186,387,121
Shares issued in reinvestment of distributions .......... 458,575 55,359,208 10,959,008 90,763,522
Shares redeemed ............................... (1,051,742) (138,256,943) (49,596,623) (411,144,047)
Net increase (decrease) .......................... (260,812) $(38,843,761) (16,156,612) $(133,993,404)
Year ended April 30, 2024
Shares sold
a
................................... 527,209 $62,920,528 23,437,662 $190,706,248
Shares issued in reinvestment of distributions .......... — — 11,794,890 95,599,096
Shares redeemed ............................... (1,302,203) (153,686,047) (56,252,438) (457,301,168)
Net increase (decrease) .......................... (774,994) $(90,765,519) (21,019,886) $(170,995,824)
Class C
Class C Shares:
Year ended April 30, 2025
Shares sold ................................... 19,046 $2,353,553 753,774 $6,257,260
Shares issued in reinvestment of distributions .......... 19,065 2,077,266 281,445 2,334,099
Shares redeemed
a
.............................. (99,243) (12,048,945) (3,024,923) (25,090,677)
Net increase (decrease) .......................... (61,132) $(7,618,126) (1,989,704) $(16,499,318)
Year ended April 30, 2024
Shares sold ................................... 41,225 $4,441,865 1,329,931 $10,821,894
Shares issued in reinvestment of distributions .......... — — 390,222 3,164,988
Shares redeemed
a
.............................. (100,695) (10,750,125) (5,865,539) (47,681,918)
Net increase (decrease) .......................... (59,470) $(6,308,260) (4,145,386) $(33,695,036)
Class R
1. Organization and Significant Accounting Policies
(continued)

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Franklin Biotechnology
Discovery Fund Franklin Core Plus Bond Fund
Shares Amount Shares Amount
Class R Shares:
Year ended April 30, 2025
Shares sold ................................... — $— 1,024,893 $8,467,666
Shares issued in reinvestment of distributions .......... — — 195,600 1,611,622
Shares redeemed ............................... — — (1,443,030) (11,901,885)
Net increase (decrease) .......................... — $— (222,537) $(1,822,597)
Year ended April 30, 2024
Shares sold ................................... — $— 1,092,028 $8,854,611
Shares issued in reinvestment of distributions .......... — — 206,286 1,664,051
Shares redeemed ............................... — — (1,825,805) (14,790,412)
Net increase (decrease) .......................... — $— (527,491) $(4,271,750)
Class R6
Class R6 Shares:
Year ended April 30, 2025
Shares sold ................................... 16,934 $2,422,327 2,929,164 $24,331,763
Shares issued in reinvestment of distributions .......... 5,289 685,392 691,054 5,733,962
Shares redeemed ............................... (41,454) (5,843,407) (4,242,650) (35,280,619)
Net increase (decrease) .......................... (19,231) $(2,735,688) (622,432) $(5,214,894)
Year ended April 30, 2024
Shares sold ................................... 17,791 $2,320,133 3,992,186 $32,535,782
Shares issued in reinvestment of distributions .......... — — 698,322 5,671,757
Shares redeemed ............................... (42,450) (5,242,918) (4,414,945) (35,961,434)
Net increase (decrease) .......................... (24,659) $(2,922,785) 275,563 $2,246,105
Advisor Class
Advisor Class Shares:
Year ended April 30, 2025
Shares sold ................................... 220,200 $30,743,369 6,280,226 $52,139,748
Shares issued in reinvestment of distributions .......... 80,296 10,216,149 1,138,066 9,442,088
Shares redeemed ............................... (477,052) (63,499,341) (9,142,865) (75,891,430)
Net increase (decrease) .......................... (176,556) $(22,539,823) (1,724,573) $(14,309,594)
Year ended April 30, 2024
Shares sold ................................... 290,098 $38,622,153 5,739,585 $46,782,268
Shares issued in reinvestment of distributions .......... — — 1,223,635 9,933,617
Shares redeemed ............................... (283,878) (35,056,825) (11,151,327) (90,365,476)
Net increase (decrease) .......................... 6,220 $3,565,328 (4,188,107) $(33,649,591)
2. Shares of Beneficial Interest
(continued)

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Franklin Growth Opportunities
Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2025
Shares sold
a
................................... 5,031,942 $250,874,920 925,041 $27,838,462
Shares issued in reinvestment of distributions .......... 7,302,641 359,874,058 194,399 5,414,009
Shares redeemed ............................... (12,005,894) (597,422,870) (2,024,155) (60,913,677)
Net increase (decrease) .......................... 328,689 $13,326,108 (904,715) $(27,661,206)
Year ended April 30, 2024
Shares sold
a
................................... 8,574,980 $371,585,582 1,264,920 $36,259,069
Shares issued in reinvestment of distributions .......... 9,108,435 385,104,617 182,021 5,214,902
Shares redeemed ............................... (13,213,422) (576,013,422) (3,381,617) (95,654,647)
Net increase (decrease) .......................... 4,469,993 $180,676,777 (1,934,676) $(54,180,676)
Class C
Class C Shares:
Year ended April 30, 2025
Shares sold ................................... 356,759 $12,096,577 94,231 $2,813,600
Shares issued in reinvestment of distributions .......... 387,090 12,580,477 6,634 180,856
Shares redeemed
a
.............................. (910,033) (30,860,166) (201,667) (5,896,802)
Net increase (decrease) .......................... (166,184) $(6,183,112) (100,802) $(2,902,346)
Year ended April 30, 2024
Shares sold ................................... 719,169 $22,451,781 110,262 $3,039,841
Shares issued in reinvestment of distributions .......... 495,660 14,612,070 11,174 312,200
Shares redeemed
a
.............................. (2,598,622) (82,589,994) (459,372) (12,748,418)
Net increase (decrease) .......................... (1,383,793) $(45,526,143) (337,936) $(9,396,377)
Class R
Class R Shares:
Year ended April 30, 2025
Shares sold ................................... 93,018 $4,125,976 — $—
Shares issued in reinvestment of distributions .......... 77,139 3,415,709 — —
Shares redeemed ............................... (234,362) (10,082,597) — —
Net increase (decrease) .......................... (64,205) $(2,540,912) — $—
Year ended April 30, 2024
Shares sold ................................... 139,079 $5,560,362 — $—
Shares issued in reinvestment of distributions .......... 91,293 3,514,792 — —
Shares redeemed ............................... (166,218) (6,641,781) — —
Net increase (decrease) .......................... 64,154 $2,433,373 — $—
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Growth Opportunities
Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended April 30, 2025
Shares sold ................................... 455,037 $26,879,630 60,752 $1,999,816
Shares issued in reinvestment of distributions .......... 591,573 34,713,486 6,248 189,377
Shares redeemed ............................... (1,077,443) (63,062,464) (79,392) (2,597,461)
Net increase (decrease) .......................... (30,833) $(1,469,348) (12,392) $(408,268)
Year ended April 30, 2024
Shares sold ................................... 548,608 $27,946,401 78,008 $2,420,818
Shares issued in reinvestment of distributions .......... 809,267 39,985,905 5,317 165,584
Shares redeemed ............................... (4,383,961) (216,833,097) (252,929) (7,725,635)
Net increase (decrease) .......................... (3,026,086) $(148,900,791) (169,604) $(5,139,233)
Advisor Class
Advisor Class Shares:
Year ended April 30, 2025
Shares sold ................................... 841,794 $48,289,642 299,136 $9,817,889
Shares issued in reinvestment of distributions .......... 487,232 27,840,441 48,788 1,467,544
Shares redeemed ............................... (1,042,578) (59,233,232) (908,746) (29,350,787)
Net increase (decrease) .......................... 286,448 $16,896,851 (560,822) $(18,065,354)
Year ended April 30, 2024
Shares sold ................................... 879,399 $44,142,934 654,979 $20,559,328
Shares issued in reinvestment of distributions .......... 586,399 28,293,747 47,545 1,468,672
Shares redeemed ............................... (3,309,049) (158,459,060) (1,168,531) (35,746,926)
Net increase (decrease) .......................... (1,843,251) $(86,022,379) (466,007) $(13,718,926)
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2025
Shares sold
a
................................... 4,955,470 $109,647,310 5,367,190 $203,572,054
Shares redeemed ............................... (8,615,492) (191,903,287) (13,437,841) (504,371,479)
Net increase (decrease) .......................... (3,660,022) $(82,255,977) (8,070,651) $(300,799,425)
Year ended April 30, 2024
Shares sold
a
................................... 6,835,765 $132,067,556 9,519,937 $306,620,601
Shares redeemed ............................... (9,161,615) (171,946,594) (16,016,549) (520,270,951)
Net increase (decrease) .......................... (2,325,850) $(39,879,038) (6,496,612) $(213,650,350)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund
Shares Amount Shares Amount
Class C Shares:
Year ended April 30, 2025
Shares sold ................................... 223,183 $3,388,766 364,289 $6,156,727
Shares redeemed
a
.............................. (377,681) (5,679,389) (1,144,009) (19,304,846)
Net increase (decrease) .......................... (154,498) $(2,290,623) (779,720) $(13,148,119)
Year ended April 30, 2024
Shares sold ................................... 457,804 $5,960,896 983,081 $14,050,780
Shares redeemed
a
.............................. (632,873) (8,163,269) (3,337,470) (47,770,819)
Net increase (decrease) .......................... (175,069) $(2,202,373) (2,354,389) $(33,720,039)
Class R
Class R Shares:
Year ended April 30, 2025
Shares sold ................................... 798,778 $16,855,590 194,991 $6,053,095
Shares redeemed ............................... (690,039) (13,741,340) (355,454) (11,128,868)
Net increase (decrease) .......................... 108,739 $3,114,250 (160,463) $(5,075,773)
Year ended April 30, 2024
Shares sold ................................... 524,963 $9,001,348 245,626 $6,647,839
Shares redeemed ............................... (968,141) (16,632,852) (357,889) (9,788,873)
Net increase (decrease) .......................... (443,178) $(7,631,504) (112,263) $(3,141,034)
Class R6
Class R6 Shares:
Year ended April 30, 2025
Shares sold ................................... 8,186,126 $213,802,927 2,024,595 $92,994,472
Shares issued in reinvestment of distributions .......... — — 10,403 510,275
Shares redeemed in-kind (Note 13 ) .................. (2,046,951) (51,319,956) (530,869) (23,798,846)
Shares redeemed ............................... (18,809,271) (494,657,191) (4,131,407) (192,634,949)
Net increase (decrease) .......................... (12,670,096) $(332,174,220) (2,627,278) $(122,929,048)
Year ended April 30, 2024
Shares sold ................................... 12,060,415 $272,225,636 3,418,440 $139,416,104
Shares redeemed ............................... (19,610,255) (433,884,961) (3,333,237) (134,939,882)
Net increase (decrease) .......................... (7,549,840) $(161,659,325) 85,203 $4,476,222
Advisor Class
Advisor Class Shares:
Year ended April 30, 2025
Shares sold ................................... 2,433,680 $61,722,891 1,568,765 $70,783,754
Shares issued in reinvestment of distributions .......... — — 743 35,253
Shares redeemed ............................... (4,651,378) (117,041,367) (2,274,042) (101,783,139)
Net increase (decrease) .......................... (2,217,698) $(55,318,476) (704,534) $(30,964,132)
Year ended April 30, 2024
Shares sold ................................... 3,950,917 $86,229,902 2,112,661 $81,831,488
Shares redeemed ............................... (5,094,739) (111,711,160) (5,005,566) (187,201,960)
Net increase (decrease) .......................... (1,143,822) $(25,481,258) (2,892,905) $(105,370,472)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Core Plus Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Strategic Series
Notes to Financial Statements

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Effective May 8, 2025, Franklin Core Plus Bond Fund will pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Annualized Fee Rate Net Assets
0.350% Up to and including $5 billion
0.330% Over $5 billion, up to and including $10 billion
0.310% Over $10 billion, up to and including $20 billion
0.290% In excess of $20 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2025, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Gross effective investment management fee rate ................... 0.612% 0.460% 0.538%
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ................... 0.524% 0.614% 0.456%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
For Franklin Biotechnology Discovery Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund and
Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Class A ................................................ 0.35% 0.25% 0.35%
Class C ................................................ 1.00% 0.65% 1.00%
Class R ................................................ —% 0.50% 0.50%
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ................................................ 0.35% 0.35% 0.25%
Class C ................................................ 1.00% 1.00% 1.00%
Class R ................................................ —% 0.50% 0.50%
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $46,843 $39,278 $287,375
CDSC retained ............................................ $5,914 $16,620 $11,110
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $25,704 $110,038 $227,356
CDSC retained ............................................ $2,050 $5,514 $12,063
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
For the year ended April 30, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2025, investments in affiliated management investment companies were as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Transfer agent fees ......................................... $306,046 $1,074,993 $1,105,960
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ......................................... $172,132 $882,405 $1,139,312
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $27,497,723 $231,885,773 $(241,684,861) $— $— $17,698,635 17,698,635 $879,868
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $7,029,635 $152,622,861 $(153,235,682) $— $— $6,416,814 6,416,814 $595,625
Total Affiliated Securities ... $34,527,358 $384,508,634 $(394,920,543) $— $— $24,115,449 $1,475,493
Franklin Core Plus Bond Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Debt
BDC .................. $— $23,230,313 $— $— $1,061,917 $24,292,230 892,886 $1,143,659
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% 17,475,027 609,258,911 (606,059,287) — — 20,674,651 20,674,651 2,349,868
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Core Plus Bond Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $— $10,797,000 $(10,797,000) $— $— $— — $1,231
Total Affiliated Securities ... $17,475,027 $643,286,224 $(616,856,287) $— $1,061,917 $44,966,881 $3,494,758
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $5,778,248 $900,054,956 $(865,321,171) $— $— $40,512,033 40,512,033 $962,665
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $24,049,725 $267,845,295 $(282,079,020) $— $— $9,816,000 9,816,000 $875,882
Total Affiliated Securities ... $29,827,973 $1,167,900,251 $(1,147,400,191) $— $— $50,328,033 $1,838,547
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $996,110 $109,363,005 $(97,395,136) $— $— $12,963,979 12,963,979 $264,131
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $5,847,240 $125,796,325 $(123,186,065) $— $— $8,457,500 8,457,500 $208,496
Total Affiliated Securities ... $6,843,350 $235,159,330 $(220,581,201) $— $— $21,421,479 $472,627
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $90,555,123 $580,927,869 $(643,560,318) $— $— $27,922,674 27,922,674 $1,252,361
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Effective January 1, 2025, Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Core Plus Bond Fund so that the operating expenses
(excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for each Class do not exceed 0.58%, and for Class R6 do not exceed 0.48%, based on the average net assets of each Class until December 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective May 8, 2025, the expenses (excluding certain fees and expenses as previously disclosed) for each Class of Franklin
Core Plus Bond Fund will be limited to 0.47% and Class R6 will be limited to 0.37% based on the average net assets of each
Class until December 31, 2025.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until August 31, 2025 for all Funds, except Franklin Core Plus
Bond Fund, and until December 31, 2025 for Franklin Core Plus Bond Fund.
h. Other Affiliated Transactions
During the year ended April 30, 2024, Franklin Core Plus Bond Fund realized $20,660,421 of net losses resulting from in-kind transactions in which the Fund redeemed shares of the Franklin Floating Rate Income Fund, a series of Franklin Floating Rate
Master Trust, for securities held by the underlying fund rather than for cash.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $16,408,075 $300,209,731 $(296,851,936) $— $— $19,765,870 19,765,870 $559,329
Total Affiliated Securities ... $106,963,198 $881,137,600 $(940,412,254) $— $— $47,688,544 $1,811,690
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $112,627,227 $655,200,111 $(700,550,939) $— $— $67,276,399 67,276,399 $3,673,155
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $19,901,900 $109,108,899 $(120,573,524) $— $— $8,437,275 8,437,275 $265,886
Total Affiliated Securities ... $132,529,127 $764,309,010 $(821,124,463) $— $— $75,713,674 $3,939,041
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2025, the capital loss carryforwards were as follows:
During the year ended April 30, 2025, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2025, the deferred losses were as follows:
The tax character of distributions paid during the years ended April 30, 2025 and 2024, was as follows:
Franklin Core
Plus Bond Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................................................... $ 166,666,645 $ 4,690,176
Long term ............................................................... 867,909,258 150,346,811
Total capital loss carryforwards .............................................. $1,034,575,903 $155,036,987
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Capital loss utilized carryforwards .............................. $37,778,180 $21,524,635 $186,402,631
Franklin Small Cap
Growth
Fund
Franklin Small-
Mid Cap
Growth Fund
Late-year ordinary loss ..........................................................
$4,335,686 $3,329,876
Franklin Biotechnology Discovery
Fund Franklin Core Plus Bond Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $23,129,664 $— $119,623,480 $126,502,424
Long term capital gain .................... 48,180,837 — — —
$71,310,501 $— $119,623,480 $126,502,424
Franklin Growth Opportunities Fund Franklin Natural Resources Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $15,984,820 $1,497,881 $7,347,186 $7,248,129
Long term capital gain .................... 432,641,293 480,978,682 — —
$448,626,113 $482,476,563 $7,347,186 $7,248,129

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Notes to Financial Statements

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At April 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales, passive foreign investment company shares, paydown losses, payments-
in-kind, bond discounts and premiums, derivative financial instruments, corporate actions, net operating losses and in-kind transactions.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin Small-Mid Cap Growth Fund
2025 2024
Distributions paid from:
Ordinary income .......................................................... $619,958 $—
Long term capital gain ...................................................... 459 —
$620,417 $—
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
a a a a
Cost of investments ........................................ $506,441,575 $3,043,528,622 $2,033,206,304
Unrealized appreciation ...................................... $323,826,856 $32,765,042 $2,262,854,604
Unrealized depreciation ...................................... (113,696,421) (162,099,017) (113,954,182)
Net unrealized appreciation (depreciation) ........................ $210,130,435 $(129,333,975) $2,148,900,422
Distributable earnings:
Undistributed ordinary income ................................. $2,430,331 $2,800,054 $—
Undistributed long term capital gains ............................ 42,014,774 — 349,583,114
Total distributable earnings ................................... $44,445,105 $2,800,054 $349,583,114
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ........................................ $218,011,541 $1,838,124,342 $2,694,580,031
Unrealized appreciation ...................................... $107,388,911 $803,227,059 $1,066,630,741
Unrealized depreciation ...................................... (21,791,557) (381,173,302) (223,917,453)
Net unrealized appreciation (depreciation) ........................ $85,597,354 $422,053,757 $842,713,288
Distributable earnings:
Undistributed ordinary income ................................. $6,036,891 $— $—
Undistributed long term capital gains ............................ — 101,391,502 104,388,592
Total distributable earnings ................................... $6,036,891 $101,391,502 $104,388,592
4. Income Taxes
(continued)

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Notes to Financial Statements

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5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended April 30,
2025, were as follows:
At April 30, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk and Defaulted Securities
At April 30, 2025, Franklin Core Plus Bond Fund had 19.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Core Plus Bond Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2025, the value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Purchases ............................................... $181,555,431 $4,348,000,642 $1,240,904,111
Sales ................................................... $318,789,025 $4,195,428,333 $1,721,584,022
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases ............................................... $66,163,111 $437,808,509 $1,299,894,821
Sales ................................................... $126,390,982 $852,579,792
a
$1,727,909,830
b
a
Sale of investments excludes in-kind transactions of $45,079,291.
b
Sale of investments excludes in-kind transactions of $18,728,856.
Franklin
Biotechnology
Discovery Fund
Franklin Core
Plus Bond Fund
Franklin Growth
Opportunities
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $6,432,014 $— $9,816,000
Franklin Natural
Resources
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
......................................... $9,004,750 $25,561,170 $8,522,500
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

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Notes to Financial Statements

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7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
2,181,025
a
Achieve Life Sciences, Inc., 8/31/27 .............. 2/29/24 $ 22 $ 210,672
1,519,609 Candid Therapeutics, Inc., B ................... 8/19/24 1,823,531 1,275,136
2,090,200
b
IN8bio, Inc., C, 10/04/27 ....................... 10/10/24 — 79,051
859,370 Lycia Therapeutics, Inc., C ..................... 4/26/24 1,754,576 1,311,980
Total Restricted Securities (Value is 0.4% of Net Assets) ............... $3,578,129 $2,876,839
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Core Plus Bond Fund
125,940,079
c
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821
c
K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000
c
WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $1,736,430 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
3,094 Canva, Inc., A .............................. 3/18/24 $ 3,300,249 $ 3,975,722
11,829 Canva, Inc., B .............................. 12/22/21 20,158,531 15,200,002
4,619 Celonis SE ................................. 6/16/21 1,708,060 990,066
25,571 Celonis SE, D .............................. 6/16/21 - 10/04/22 9,427,681 5,481,053
6,309,366 ClearMotion , Inc. ............................ 11/06/17 - 12/21/18 15,500,000 704,125
417,667 ClearMotion , Inc., A-3 ......................... 3/23/23 — 56,560
2,606,463 ClearMotion , Inc., A-4 ......................... 12/21/21 251,500 335,809
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 31,038,069
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 19,730,229 55,397,163
750,387 Flock Group, Inc., B .......................... 3/26/25 11,082,616 11,082,616
80,684 Flock Group, Inc., C .......................... 3/26/25 1,191,638 1,191,638
21,303 Flock Group, Inc., F-1 ........................ 3/26/25 314,628 314,628
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 6,258,324
556,026 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,942,591 7,445,041
56,433 Plaid Inc .................................. 3/31/25 11,511,011 11,511,011
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 9,999,990 26,428,545
260,482 Stripe, Inc., B ............................... 4/30/25 9,377,352 9,377,352

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Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
805,800 Tanium, Inc., G .............................. 9/14/15 $ 4,000,233 $ 5,277,617
Total Restricted Securities (Value is 4.6% of Net Assets) ............... $158,635,937 $192,065,341
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 5,047,362
382,306 Benchling , Inc., F ............................ 10/20/21 12,499,992 5,299,519
1,388,889 Checkr , Inc., E .............................. 8/24/21 25,000,002 20,904,850
410,500 Chinook Therapeutics, Inc., CVR, 6/30/30 ......... 8/14/23 160,095 802,045
3,698,772 ClearMotion , Inc. ............................ 12/21/18 10,000,000 412,783
1,037,942 ClearMotion , Inc., A-3 ......................... 3/23/23 — 140,557
6,477,294 ClearMotion , Inc., A-4 ......................... 12/21/21 625,000 834,515
987,540 Flock Group, Inc., G .......................... 3/08/24 9,999,899 14,585,176
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 11,929,905
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 7,569,223
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 683,342
554,878 Optoro , Inc., E .............................. 7/24/18 - 12/01/21 10,919,999 7,429,670
148,478
d
ServiceTitan , Inc. ............................ 2/28/24 10,096,504 17,165,542
1,542,673 Smule , Inc., G, 144A ......................... 5/31/16 11,099,995 379,407
352,675 Smule , Inc., H, 144A ......................... 4/27/17 2,999,995 102,472
162,712 Smule , Inc., J ............................... 8/05/22 - 11/28/22 764,393 1,853,439
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology , Inc., E ...................... 9/08/17 6,500,000 7,317,732
Total Restricted Securities (Value is 4.5% of Net Assets) ............... $143,165,881 $102,457,539
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
414,483 Anduril Industries, Inc., F ...................... 7/17/24 $ 9,009,451 $ 16,944,894
347,106 Benchling , Inc., F ............................ 10/20/21 11,349,082 4,811,577
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,851 20,903,903
793,714 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 14,052,061 42,691,367
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,130,256
767,526 OneTrust LLC, C ............................ 4/01/21 15,051,415 9,289,954
2,970,061 Phononic Devices, Inc., F-S .................... 6/06/19 7,499,998 135,046
513,050 Phononic Devices, Inc., G-2-S .................. 1/17/20 - 11/03/20 47 55,491
66,235 Phononic , Inc., 5.31%, 11/30/27 ................. 2/11/25 66,235 66,235
117,763 Phononic , Inc., H-S .......................... 10/17/22 460,645 124,806
23,970 Phononic , Inc., H-S, 12/31/29 ................... 5/15/24 - 2/11/25 2 2,085
132,470 Phononic , Inc., H-S, 5.31%, 11/30/27 ............. 5/15/24 132,469 132,470
7. Restricted Securities
(continued)

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8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At April 30, 2025, unfunded commitments were as follows:
9. Unfunded Capital Commitments
Certain or all Funds enter into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statement of Assets and
Liabilities and the Statement of Operations.
At April 30, 2025, the Franklin Core Plus Bond Fund had an unfunded capital commitment with a maximum amount of $644,687, for which no depreciation has been recognized.
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund (continued)
47,104 Phononic , Inc., H-S-X, 12/31/29 ................. 10/17/22 $ 44,029 $ 4,098
30,940 Plaid Inc .................................. 3/31/25 6,311,036 6,311,036
Total Restricted Securities (Value is 3.1% of Net Assets) ............... $86,411,514 $108,603,218
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $2,332,910 as of April 30, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $353,244 as of April 30, 2025.
c
The Fund also invests in unrestricted securities of the issuer, valued at $— as of April 30, 2025.
d
The Fund also invests in unrestricted securities of the issuer, valued at $14,848,139 as of April 30, 2025.
Borrower Unfunded Commitment
Franklin Core Plus Bond Fund
Clydesdale Acquisition Holdings, Inc. $ 9,852
$ 9,852
7. Restricted Securities
(continued)

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10. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended April 30, 2025 , the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended April 30, 2025, the average month end notional amount of futures contracts and swap contracts represented $429,439,078 and $28,358,462, respectively. The average month end contract value of forward exchange contracts was $23,113,427.
See Note 1(d) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Core Plus Bond Fund
Interest rate contracts ...........
Variation margin on futures
contracts
$ 951,997
a
Variation margin on futures
contracts
$ 2,514,015
a
Foreign exchange contracts ......
Unrealized appreciation on OTC
forward exchange contracts
141,863
Unrealized depreciation on
OTC forward exchange
contracts
312,635
Credit contracts ................
OTC swap contracts (upfront
payments)
—
OTC swap contracts (upfront
receipts)
548,975
Unrealized appreciation on OTC
swap contracts
520,471
Unrealized depreciation on
OTC swap contracts
—
Total ........................ $1,614,331 $3,375,625
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Core Plus Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(11,341,186) Futures contracts $979,118
Foreign exchange contracts .....
Forward exchange contracts (125,574) Forward exchange contracts 171,522
Credit contracts ...............
Swap contracts 3,783,163 Swap contracts (2,852,719)
Total ....................... $(7,683,597) $(1,702,079)

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Notes to Financial Statements

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11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2025, investments in
“affiliated companies” were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Achieve Life Sciences, Inc. $ 9,574,700 $ — $ (4,475,866) $ (1,410,137) $ —
a
$ —
a
—
a
$ —
Achieve Life Sciences,
Inc., 8/31/27 ...... 863,880 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $10,438,580 $— $(4,475,866) $(1,410,137) $— $— $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
1661, Inc., F ........ 7,235,237 — — — —
a
—
a
—
a
—
Benchling , Inc., F ..... 5,363,582 — — — —
a
—
a
—
a
—
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $12,598,819 $— $— $— $— $— $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Benchling , Inc., F ..... 4,869,742 — — — —
a
—
a
—
a
—
Blaize , Inc., 9/19/25 ... 130,391 — (5) — (130,386) —
b
— —
Blaize , Inc., D ....... 11,660,901 — (20,346,009)
c
— 8,685,108 —
b
— —
Blaize , Inc., D-2 ...... 6,776,488 — (7,099,996)
c
— 323,508 —
b
— —
Interest
Blaize , Inc., 10%,
12/31/25. ........ 570,178 — (570,121) — (57) —
b
— 38,984
Blaize , Inc., 10%, 12/31/25 1,804,600 — (1,804,600) — — —
b
— 128,442
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $25,812,300 $— $(29,820,731) $— $8,878,173 $— $167,426
a
As of April 30, 2025, no longer an affiliate.
b
As of April 30, 2025, no longer held by the fund.
c
May include accretion, amortization, and/or other cost basis adjustments.

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Notes to Financial Statements

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12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2025, the Funds did not use the Global Credit Facility.
13. Redemption In-Kind
During the year ended April 30, 2025, Franklin Small Cap Growth Fund realized $11,579,715 of net gains resulting from redemptions in-kind in which shareholders redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the year ended April 30, 2025, Franklin Small-Mid Cap Growth Fund realized $5,735,544 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 562,125,088 $ 11,813,663 $ 1,712,011 $ 575,650,762
Health Care Providers & Services .......... 15,272,576 — — 15,272,576
Life Sciences Tools & Services ............ 8,667,629 2,383,507 — 11,051,136
Pharmaceuticals ....................... 82,275,300 — — 82,275,300

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Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Preferred Stocks ................ $ — $ — $ 1,275,136 $ 1,275,136
Preferred Stocks ......................... — 2,388,270 — 2,388,270
Warrants :
Biotechnology ......................... — 4,224,842 289,723 4,514,565
Pharmaceuticals ....................... 28,816 — — 28,816
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 24,115,449 — — 24,115,449
Total Investments in Securities ........... $692,484,858 $20,810,282
b
$3,276,870 $716,572,010
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Hotels, Restaurants & Leisure ............. — 12,349 — 12,349
Machinery ............................ — — 750,386 750,386
Oil, Gas & Consumable Fuels ............. 13,749 262,049 — 275,798
Management Investment Companies ......... — — 24,292,230 24,292,230
Warrants ............................... — — 1,787
a
1,787
Corporate Bonds :
Aerospace & Defense ................... — 25,216,425 — 25,216,425
Air Freight & Logistics ................... — 866,607 — 866,607
Automobile Components ................. — 7,637,574 — 7,637,574
Automobiles .......................... — 2,773,884 — 2,773,884
Banks ............................... — 149,722,572 — 149,722,572
Beverages ........................... — 4,750,746 — 4,750,746
Biotechnology ......................... — 10,461,385 — 10,461,385
Broadline Retail ....................... — 4,121,533 —
a
4,121,533
Building Products ...................... — 7,049,395 — 7,049,395
Capital Markets ........................ — 81,836,354 — 81,836,354
Chemicals ........................... — 19,518,185 — 19,518,185
Commercial Services & Supplies ........... — 14,133,932 — 14,133,932
Construction & Engineering ............... — 4,736,980 — 4,736,980
Consumer Finance ..................... — 41,362,151 — 41,362,151
Consumer Staples Distribution & Retail ...... — 5,372,488 — 5,372,488
Containers & Packaging ................. — 13,315,173 — 13,315,173
Distributors ........................... — 3,804,096 — 3,804,096
Diversified Consumer Services ............ — 7,077,687 — 7,077,687
Diversified REITs ...................... — 9,654,888 — 9,654,888
Diversified Telecommunication Services ..... — 18,081,089 — 18,081,089
Electric Utilities ........................ — 62,931,380 — 62,931,380
Electrical Equipment .................... — 1,825,721 — 1,825,721
Electronic Equipment, Instruments &
Components ........................ — 18,797,424 — 18,797,424
Energy Equipment & Services ............. — 10,883,179 — 10,883,179
Entertainment ......................... — 5,586,423 — 5,586,423
Financial Services ...................... — 19,373,298 —
a
19,373,298
Food Products ........................ — 26,398,689 — 26,398,689
Gas Utilities .......................... — 1,817,737 — 1,817,737
Ground Transportation .................. — 13,846,250 — 13,846,250
Health Care Equipment & Supplies ......... — 17,277,716 — 17,277,716
Health Care Providers & Services .......... — 61,277,323 — 61,277,323
Health Care REITs ..................... — 5,382,911 — 5,382,911
Hotel & Resort REITs ................... — 8,769,219 — 8,769,219
Hotels, Restaurants & Leisure ............. — 39,845,069 — 39,845,069
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Core Plus Bond Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Household Durables .................... $ — $ 13,494,101 $ — $ 13,494,101
Household Products .................... — 1,802,433 — 1,802,433
Independent Power and Renewable Electricity
Producers .......................... — 30,836,111 — 30,836,111
Insurance ............................ — 52,620,857 — 52,620,857
Interactive Media & Services .............. — 9,415,375 — 9,415,375
IT Services ........................... — 18,942,810 — 18,942,810
Machinery ............................ — 7,881,927 — 7,881,927
Media ............................... — 51,350,760 — 51,350,760
Metals & Mining ....................... — 23,864,720 — 23,864,720
Multi-Utilities .......................... — 18,341,283 — 18,341,283
Oil, Gas & Consumable Fuels ............. — 143,696,943 — 143,696,943
Paper & Forest Products ................. — 10,176,785 — 10,176,785
Passenger Airlines ..................... — 5,768,761 — 5,768,761
Personal Care Products ................. — 12,418,675 — 12,418,675
Pharmaceuticals ....................... — 26,055,585 — 26,055,585
Real Estate Management & Development .... — 3,845,461 — 3,845,461
Residential REITs ...................... — 2,590,111 — 2,590,111
Semiconductors & Semiconductor Equipment . — 9,256,787 — 9,256,787
Software ............................. — 749,852 — 749,852
Specialized REITs ...................... — 8,428,977 — 8,428,977
Specialty Retail ........................ — 1,864,358 — 1,864,358
Technology Hardware, Storage & Peripherals . — 12,248,659 — 12,248,659
Textiles, Apparel & Luxury Goods .......... — 5,299,846 — 5,299,846
Tobacco ............................. — 7,664,119 — 7,664,119
Trading Companies & Distributors .......... — 16,533,919 — 16,533,919
Transportation Infrastructure .............. — 654,046 — 654,046
Wireless Telecommunication Services ....... — 26,277,014 30,370 26,307,384
Senior Floating Rate Interests ............... — 57,553,215 —
a
57,553,215
Marketplace Loans ....................... — — 29,226,804 29,226,804
Foreign Government and Agency Securities .... — 57,529,742 — 57,529,742
U.S. Government and Agency Securities ....... — 423,886,052 — 423,886,052
Asset-Backed Securities ................... — 88,468,225 — 88,468,225
Commercial Mortgage-Backed Securities ...... — 70,557,794 — 70,557,794
Mortgage-Backed Securities ................ — 789,741,285 — 789,741,285
Residential Mortgage-Backed Securities ....... — 65,466,399 — 65,466,399
Agency Commercial Mortgage-Backed Securities — 39,774,309 — 39,774,309
Escrows and Litigation Trusts ............... — 120,000 8,787 128,787
Short Term Investments ................... 20,674,651 — — 20,674,651
Total Investments in Securities ........... $20,688,400 $2,840,957,177 $54,310,364 $2,915,955,941
Other Financial Instruments:
Forward Exchange Contracts ............... $— $141,863 $— $141,863
Futures Contracts ....................... 951,997 — — 951,997
Swap Contracts ......................... — 520,471 — 520,471
Total Other Financial Instruments ......... $951,997 $662,334 $— $1,614,331
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 312,635 — 312,635
Futures Contracts ........................ 2,514,015 — — 2,514,015
Unfunded Loan Commitments ............... — 68 — 68
Total Other Financial Instruments ......... $2,514,015 $312,703 $— $2,826,718
14. Fair Value Measurements
(continued)

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Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 128,517,491 $ — $ 26,428,545 $ 154,946,036
Automobiles .......................... 46,909,664 — — 46,909,664
Biotechnology ......................... 17,336,740 — — 17,336,740
Broadline Retail ....................... 248,728,545 — — 248,728,545
Building Products ...................... 64,792,423 — — 64,792,423
Capital Markets ........................ 147,460,829 — — 147,460,829
Chemicals ........................... 70,974,005 — — 70,974,005
Commercial Services & Supplies ........... 72,285,207 — 6,471,119 78,756,326
Construction Materials .................. 30,010,955 — — 30,010,955
Electrical Equipment .................... 23,490,705 — — 23,490,705
Electronic Equipment, Instruments &
Components ........................ 59,005,876 — — 59,005,876
Entertainment ......................... 204,074,243 — — 204,074,243
Financial Services ...................... 153,934,160 — — 153,934,160
Food Products ........................ 21,478,019 — — 21,478,019
Ground Transportation .................. 37,918,351 — — 37,918,351
Health Care Equipment & Supplies ......... 155,727,114 — — 155,727,114
Health Care Providers & Services .......... 120,635,439 — — 120,635,439
Hotels, Restaurants & Leisure ............. 96,051,239 — — 96,051,239
Interactive Media & Services .............. 384,267,024 — — 384,267,024
IT Services ........................... 20,507,438 — 19,175,724 39,683,162
Leisure Products ....................... — — 55,397,163 55,397,163
Life Sciences Tools & Services ............ 33,941,531 — — 33,941,531
Machinery ............................ 30,208,226 — — 30,208,226
Personal Care Products ................. 95,478,443 — — 95,478,443
Pharmaceuticals ....................... 145,910,372 — — 145,910,372
Professional Services ................... 74,060,816 — — 74,060,816
Real Estate Management & Development .... 25,576,041 — — 25,576,041
Semiconductors & Semiconductor Equipment . 413,874,034 — — 413,874,034
Software ............................. 688,348,377 — 21,592,488
a
709,940,865
Specialty Retail ........................ 50,554,294 — — 50,554,294
Technology Hardware, Storage & Peripherals . 224,136,500 — — 224,136,500
Wireless Telecommunication Services ....... 53,519,251 — — 53,519,251
Convertible Preferred Stocks ................ — — 49,885,275 49,885,275
Preferred Stocks ......................... — — 13,115,027 13,115,027
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 50,328,033 — — 50,328,033
Total Investments in Securities ........... $3,990,041,385 $— $192,065,341 $4,182,106,726
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Agricultural Products & Services ........... $ 1,936,512 $ — $ — $ 1,936,512
Coal & Consumable Fuels ................ 1,228,080 — — 1,228,080
Construction & Engineering ............... 2,513,249 — — 2,513,249
Construction Materials .................. 5,449,392 — — 5,449,392
Copper .............................. 17,601,543 3,287,441 — 20,888,984
Diversified Chemicals ................... 1,928,619 — — 1,928,619
Diversified Metals & Mining ............... 22,228,285 3,508,277 — 25,736,562
Electrical Components & Equipment ........ 674,454 — — 674,454
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Fertilizers & Agricultural Chemicals ......... $ 12,394,932 $ — $ — $ 12,394,932
Gold ................................ 31,102,875 — — 31,102,875
Heavy Electrical Equipment .............. 1,965,346 — — 1,965,346
Industrial Gases ....................... 13,179,656 — — 13,179,656
Industrial Machinery & Supplies & Components 2,339,058 — — 2,339,058
Integrated Oil & Gas .................... 36,440,349 — — 36,440,349
Metal, Glass & Plastic Containers .......... 4,003,809 — — 4,003,809
Oil & Gas Drilling ...................... 1,543,640 — — 1,543,640
Oil & Gas Equipment & Services ........... 19,730,224 1,573,088 — 21,303,312
Oil & Gas Exploration & Production ......... 46,477,989 2,187,539 — 48,665,528
Oil & Gas Refining & Marketing ............ 11,169,660 — — 11,169,660
Oil & Gas Storage & Transportation ......... 24,643,827 — — 24,643,827
Paper & Plastic Packaging Products & Materials 2,227,320 — — 2,227,320
Precious Metals & Minerals ............... — 1,250,141 — 1,250,141
Specialty Chemicals .................... 2,594,349 — — 2,594,349
Steel ................................ 3,441,679 — — 3,441,679
Convertible Preferred Stocks ............... 943,404 — — 943,404
Warrants .............................. 335,804 — — 335,804
Convertible Bonds ....................... — 2,286,875 — 2,286,875
Short Term Investments ................... 21,421,479 — — 21,421,479
Total Investments in Securities ........... $289,515,534 $14,093,361
c
$— $303,608,895
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 159,212,445 $ — $ — $ 159,212,445
Banks ............................... 51,005,465 — — 51,005,465
Biotechnology ......................... 196,780,628 — — 196,780,628
Building Products ...................... 35,011,446 — — 35,011,446
Capital Markets ........................ 73,208,044 — — 73,208,044
Communications Equipment .............. 15,771,016 — — 15,771,016
Construction & Engineering ............... 96,666,714 — — 96,666,714
Construction Materials .................. 4,384,422 — — 4,384,422
Consumer Staples Distribution & Retail ...... 17,373,438 — — 17,373,438
Diversified Consumer Services ............ 5,183,074 — — 5,183,074
Electronic Equipment, Instruments &
Components ........................ 40,896,272 — — 40,896,272
Energy Equipment & Services ............. 20,605,355 — — 20,605,355
Financial Services ...................... 94,884,747 — — 94,884,747
Food Products ........................ 61,400,485 — — 61,400,485
Health Care Equipment & Supplies ......... 120,031,730 — — 120,031,730
Health Care Providers & Services .......... 72,736,702 — — 72,736,702
Health Care Technology ................. 31,916,502 — — 31,916,502
Hotel & Resort REITs ................... 8,193,209 — — 8,193,209
Hotels, Restaurants & Leisure ............. 138,560,482 — — 138,560,482
Household Durables .................... 38,251,763 — — 38,251,763
Interactive Media & Services .............. 14,772,343 — — 14,772,343
IT Services ........................... 40,126,798 — — 40,126,798
Life Sciences Tools & Services ............ 1,809,298 — — 1,809,298
Machinery ............................ 30,698,624 — — 30,698,624
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Media ............................... $ 40,825,712 $ — $ — $ 40,825,712
Oil, Gas & Consumable Fuels ............. 38,740,468 — — 38,740,468
Passenger Airlines ..................... 44,145,893 — — 44,145,893
Personal Care Products ................. 73,599,601 — — 73,599,601
Pharmaceuticals ....................... 13,169,581 — — 13,169,581
Professional Services ................... 19,265,062 — — 19,265,062
Semiconductors & Semiconductor Equipment . 124,705,741 — — 124,705,741
Software ............................. 339,115,621 — 412,783 339,528,404
Specialty Retail ........................ 46,429,896 — — 46,429,896
Textiles, Apparel & Luxury Goods .......... 4,900,602 — — 4,900,602
Trading Companies & Distributors .......... 12,818,379 — — 12,818,379
Convertible Preferred Stocks ................ — — 67,872,816 67,872,816
Preferred Stocks ......................... — — 16,204,353
a
16,204,353
Rights ................................. — — 802,045 802,045
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 47,688,544 — — 47,688,544
Total Investments in Securities ........... $2,174,886,102 $— $85,291,997 $2,260,178,099
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 157,967,823 — — 157,967,823
Banks ............................... 27,368,310 — — 27,368,310
Biotechnology ......................... 99,979,761 — — 99,979,761
Capital Markets ........................ 346,689,202 — — 346,689,202
Commercial Services & Supplies ........... 21,574,105 — — 21,574,105
Electrical Equipment .................... 87,253,692 — — 87,253,692
Energy Equipment & Services ............. 24,262,039 — — 24,262,039
Entertainment ......................... 91,370,913 — — 91,370,913
Financial Services ...................... 63,676,776 — — 63,676,776
Food Products ........................ 21,701,507 — — 21,701,507
Ground Transportation .................. 58,412,402 — — 58,412,402
Health Care Equipment & Supplies ......... 156,589,116 — — 156,589,116
Health Care Providers & Services .......... 29,226,308 — — 29,226,308
Health Care Technology ................. 61,011,084 — — 61,011,084
Hotels, Restaurants & Leisure ............. 226,360,615 — — 226,360,615
Household Durables .................... 37,609,709 — — 37,609,709
Independent Power and Renewable Electricity
Producers .......................... 34,053,801 — — 34,053,801
Industrial REITs ....................... 27,663,381 — — 27,663,381
Insurance ............................ 60,787,431 — — 60,787,431
Interactive Media & Services .............. 45,142,496 — — 45,142,496
IT Services ........................... 176,970,715 — — 176,970,715
Leisure Products ....................... — — 42,691,367 42,691,367
Life Sciences Tools & Services ............ 45,566,920 — — 45,566,920
Machinery ............................ 42,622,460 — — 42,622,460
Media ............................... 87,502,274 — —
a
87,502,274
Oil, Gas & Consumable Fuels ............. 87,574,844 — — 87,574,844
Personal Care Products ................. 34,954,525 — — 34,954,525
Professional Services ................... 176,905,370 — — 176,905,370
Residential REITs ...................... 25,964,666 — — 25,964,666
Semiconductors & Semiconductor Equipment . 159,319,858 — —
a
159,319,858
Software ............................. 533,066,541 — 6,311,036 539,377,577
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At April 30, 2025 , the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Specialty Retail ........................ $ 209,754,558 $ — $ — $ 209,754,558
Trading Companies & Distributors .......... 93,248,922 — — 93,248,922
Convertible Preferred Stocks ................ — — 59,215,630 59,215,630
Preferred Stocks ......................... — — 180,297 180,297
Warrants ............................... — — 6,183 6,183
Convertible Bonds ....................... — — 198,705 198,705
Senior Floating Rate Interests ............... — — 824,303 824,303
Short Term Investments ................... 75,713,674 — — 75,713,674
Total Investments in Securities ........... $3,427,865,798 $— $109,427,521 $3,537,293,319
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $9,701,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
c
Includes foreign securities valued at $11,806,486, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ...... $ 9,886,559 $ (931) $ (3,428,442) $ — $ — $ — $ — $ (4,745,175) $ 1,712,011 $ (443,908)
Convertible Preferred
Stocks :
Biotechnology ...... — 1,823,531 — — — — — (548,395) 1,275,136 (548,395)
Preferred Stocks :
Health Care Providers &
Services ........ 946,196 — (2,084,489) — — — — 1,138,293 — —
Warrants :
Biotechnology ...... 3,992,630 —
e
(733)
e
— — — — (3,702,174) 289,723 289,701
Escrows and Litigation
Trusts : —
e
— — — — — — — —
e
—
Total Investments in
Securities ............ $14,825,385 $1,822,600 $(5,513,664) $— $— $— $— $(7,857,451) $3,276,870 $(702,602)
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
e
— — — — — — — —
e
—
Machinery ......... — — — 864,582 — — — (114,196) 750,386 (114,196)
Oil, Gas & Consumable
Fuels .......... 3,537,988 — (3,591,876) — — — — 53,888 — —
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Core Plus Bond Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Management Investment
Companies :
Capital Markets ..... $ — $ 23,230,312 $ — $ — $ — $ — $ — $ 1,061,918 $ 24,292,230 $ 1,061,918
Warrants :
Machinery ......... 268 — — — — — — 1,519 1,787 1,519
Oil, Gas & Consumable
Fuels .......... —
e
— —
e
— — — — — —
e
—
Software .......... —
e
— — — — — — — —
e
—
Corporate Bonds :
Broadline Retail ..... —
e
— — — — — — — —
e
—
Financial Services ... —
e
— — — — — — — —
e
—
Wireless
Telecommunication
Services ........ — — (25,638) 62,391 — 17,362 19,396 (43,141) 30,370 (26,567)
Senior Floating Rate
Interests :
Software .......... —
e
— — — — — — — —
e
—
Marketplace Loans :
Financial Services ... 37,995,687 15,485,961 (22,965,840) — — — (65,698) (1,223,306) 29,226,804 (1,980,637)
Escrows and Litigation
Trusts ........... —
e
— — — — — — 8,787 8,787 8,787
Total Investments in
Securities ............ $41,533,943 $38,716,273 $(26,583,354) $926,973 $— $17,362 $(46,302) $(254,531) $54,310,364 $(1,049,176)
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . 13,857,129 — — — — — — 12,571,416 26,428,545 12,571,416
Commercial Services &
Supplies ........ 8,661,941 — — — — — — (2,190,822) 6,471,119 (2,190,822)
IT Services ........ 15,917,783 — — — — — — 3,257,941 19,175,724 3,257,941
Leisure Products .... 75,342,166 — — — — — — (19,945,003) 55,397,163 (19,945,003)
Software .......... 651,101 20,888,363 (16,142) — — — 16,142 53,024 21,592,488
e
53,024
Convertible Preferred
Stocks :
Automobile Components — 12,588,882 — — — — — — 12,588,882 —
Software .......... 45,207,350 — (2,010,964) — — — (18,319,507) 12,419,514 37,296,393 4,049,547
Preferred Stocks :
Commercial Services &
Supplies ........ 9,017,603 — — — — — — (1,572,562) 7,445,041 (1,572,562)
Health Care Providers &
Services ........ 20,363,384 — (17,337,410) — — — — (3,025,974) — —
Software .......... 15,536,986 — (7,625,811) — — — (3,892,144) 1,650,955 5,669,986 (1,295,813)
Escrows and Litigation
Trusts : —
e
— — — — — — — —
e
—
Total Investments in
Securities ............ $204,555,443 $33,477,245 $(26,990,327) $— $— $— $(22,195,509) $3,218,489 $192,065,341 $(5,072,272)
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Software .......... $ 10,381,691 $ — $ — $ — $ (9,999,993) $ — $ — $ 31,085 $ 412,783 $ 31,085
Convertible Preferred
Stocks :
Automobile Components 9,999,899 —
e
— — — — — 4,585,277 14,585,176 4,585,277
Diversified Consumer
Services ........ 12,915,705 — — — — — — (985,800) 11,929,905 (985,800)
Software .......... 39,224,845 — — — — — — (2,914,472) 36,310,373 (2,914,472)
Specialty Retail ..... 7,235,237 — — — — — — (2,187,875) 5,047,362 (2,187,875)
Preferred Stocks :
Automobile Components 6,478,900
e
— — — — — — 838,832 7,317,732
e
838,822
Commercial Services &
Supplies ........ 8,998,985 — — — — — — (1,569,315) 7,429,670 (1,569,315)
Software .......... 2,228,339 — — — — — — (771,388) 1,456,951 (771,388)
Rights :
Biotechnology ...... 395,806 — — — — — — 406,239 802,045 406,239
Escrows and Litigation
Trusts ........... —
e
— — — — — — — —
e
—
Total Investments in
Securities ............ $97,859,407 $— $— $— $(9,999,993) $— $— $(2,567,417) $85,291,997 $(2,567,427)
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 58,061,819 — — — — — — (15,370,452) 42,691,367 (15,370,452)
Media ........... — —
e
— — — — — — —
e
—
Semiconductors &
Semiconductor
Equipment ....... — —
e
— — — — — — —
e
—
Software .......... — 6,311,036 — — — — — — 6,311,036 —
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 7,719,448 — — — — — — (589,192) 7,130,256 (589,192)
Semiconductors &
Semiconductor
Equipment ....... 42,101 — — — — — — 92,945 135,046 92,945
Software .......... 52,032,311 — (27,446,004) — — — — 10,419,127 35,005,434 1,410,513
Trading Companies &
Distributors ...... — 9,009,451 — — — — — 7,935,443 16,944,894 7,935,443
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 429,965 — — — — — — (249,668) 180,297 (249,668)
Warrants :
Semiconductors &
Semiconductor
Equipment ....... 12,474 2 — — — — — (6,293) 6,183 (6,293)
Software .......... 130,391
e
— (62)
e
— — — — (130,329) — —
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2025, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Bonds :
Semiconductors &
Semiconductor
Equipment ....... $ — $ 198,705 $ — $ — $ — $ — $ — $ — $ 198,705 $ —
Software .......... 1,804,600 — (1,804,600) — — — — — — —
Corporate Bonds :
Software .......... 570,178 — (570,121) — — — — (57) — —
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 813,040 990,302 (880,098) — — 44,470 — (143,411) 824,303 (207,922)
Total Investments in
Securities ............ $121,616,327 $16,509,496 $(30,700,885) $— $— $44,470 $— $1,958,113 $109,427,521 $(6,984,626)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Core Plus Bond Fund
Assets:
Investments in Securities:
Management Investment Companies
Capital Markets. . . . . . . . . . . . $24,292,230 Dividend Accural Dividend Yield 10.0% Increase
Net Asset Value $26.7 Increase
Marketplace Loans:
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Financial Services. . . . . . . . . . 29,226,804 Discounted cash flow Loss-adjusted discount rate
1.6% – 13.2%
(9.9%)
Decrease
Projected loss rate 0.2% – 92.8%
(22.1%)
Decrease
All Other Investments . . . . . . . 791,330
c,d
Total . . . . . . . . . . . . . .
............
$54,310,364
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products. . . . . . . $55,397,163 Market comparables Discount for lack of marketability
18.3% Decrease
EV / revenue multiple 2.9x Increase
Revenue $8.7 bil Increase
Trade Price $60.0 Increase
Convertible Preferred Stocks:
Software. . . . . . . 31,038,069 Market comparables Discount for lack of marketability
14.0% Decrease
EV / revenue multiple 19.5x Increase
Revenue $3.9 bil Increase
Trade Price $92.5 Increase
All Other Investments. . . . 105,630,109
c,d,e
Total. . . . . . . . . . . . . . . . . . $192,065,341
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Diversified Consumer Services. . . . .  $11,929,905 Discounted cash flow Discount for lack of marketability
12.8% Decrease
Discount rate 18.3% Decrease
Long term growth rate 5.0% Increase
Volatility 59.8% Increase
Software . . . . . . . . . . . . . .  $20,904,850 Market comparables Discount for lack of marketability
13.7% Decrease
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Estimated Revenue $447.0 mil Increase
EV / revenue multiple 4.8x Increase
Volatility 57.0% Increase
All Other Investments. . . . 52,457,242
c,d,e
Total. . . . . . . . . . . . . . . . . . $85,291,997
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$42,691,367 Market comparables Discount for lack of
marketability
18.3% Decrease
EV / revenue multiple 2.9x Increase
Revenue $8.7 bil Increase
Trade Price $60.0 Increase
Convertible Preferred Stocks:
Software
......................
20,903,903 Market comparables Discount for lack of
marketability
14.0% Decrease
EV / revenue multiple 19.5x Increase
Revenue $3.9 bil Increase
Trade Price $92.5 Increase
All Other Investments. . . . . . . . . 45,832,251
c,d
Total. . . . . . . . . . . . . . . . . . . . . . $109,427,521
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
e
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations List
EV - Enterprise value
14. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
15. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
16. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Notes to Financial Statements

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Abbreviations
Counterparty
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Currency
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
T-Note
Treasury Note

Franklin Strategic Series

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Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Biotechnology Discovery Fund, Franklin
Core Plus Bond Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund, Franklin Small Cap Growth
Fund and Franklin Small-Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Biotechnology Discovery Fund, Franklin Core Plus Bond Fund, Franklin Growth Opportunities Fund, Franklin Natural
Resources Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund (six of the funds constituting
Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
(a) The financial highlights for each of the five years in the period ended April 30, 2025
(b) The financial highlights for each of the four years in the period ended April 30, 2025 and the consolidated financial highlights for the year ended April 30, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodians, transfer agent, private placement agents, agent banks, portfolio companies, and brokers. When replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
Franklin Biotechnology Discovery Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources
Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund
(a)
Franklin Core Plus Bond Fund
(b)

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Report of Independent Registered Public Accounting Firm

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Annual Report
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin
Biotechnology
Discovery Fund
Franklin Core Plus
Bond Fund
Franklin Growth
Opportunities Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $48,180,837 — $460,856,356
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $3,403,806 $1,327,140 $21,928,025
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,930,078 $1,327,140 $23,955,946
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $23,129,664 — $15,984,820
Section 163(j) Interest Dividends Earned §163(j) — $117,744,301 —
Interest Earned from Federal Obligations Note (1) — $20,454,972 —
Pursuant to:
Franklin Natural
Resources Fund
Franklin Small Cap
Growth Fund
Franklin Small-Mid
Cap Growth Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $8,606,250 $5,706,862
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $5,097,501 $8,411,529 $19,038,090
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $8,916,991 $8,411,530 $19,625,972
Section 163(j) Interest Dividends Earned §163(j) $39,403 — —

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Annual Report
FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund
Franklin Core Plus Bond Fund
(formerly Franklin Strategic Income Fund)
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
(each a Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Strategic Series (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.

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Franklin Biotechnology Discovery Fund and Franklin Natural Resources Fund - The Performance Universe for the
Franklin Biotechnology Discovery Fund included the Fund and all retail and institutional health/biotechnology funds. The
Performance Universe for the Franklin Natural Resources Fund included the Fund and all retail and institutional global natural resources funds. The Board noted that the Funds’ annualized total returns for the one- and three-year periods were above the medians of their respective Performance Universes, but for the five- and 10-year periods were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.
Franklin Core Plus Bond Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-sector income funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board further noted that, effective November 12, 2024, the
Fund, among other things, updated its principal investment strategies, policies and practices to follow a “core plus” strategy.
The Board also noted that, effective December 11, 2024, the Fund changed its name from the Franklin Strategic Income Fund to the Franklin Core Plus Bond Fund. The Board concluded that the Fund’s performance was satisfactory.
Franklin Growth Opportunities Fund - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap growth funds. The Board noted that the Fund’s annualized total return for the one-, five- and 10-
year periods was above the median of its Performance Universe, but for the three-year period was below the median of its
Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small Cap Growth Fund - The Performance Universe for the Fund included the Fund and all retail and institutional small-cap growth funds. The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median and in the third quintile of its Performance Universe. The Board discussed this performance with management and management explained that mid-cap stocks significantly outperformed smaller stocks in this period, and peers in the Performance Universe tended to own a larger proportion of mid-cap stocks than the Fund. Management also noted that the Fund outperformed its benchmark in the three-, five- and 10-year periods ending December 31, 2024. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality small cap growth companies and the addition of risk management personnel. The Board noted that the Fund’s annualized total return for the one-year period ending
December 31, 2024 was 12.77%. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small-Mid Cap Growth Fund - The Performance Universe for the Fund included the Fund and all retail and institutional mid-cap growth funds. The Board noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods was below the median of its Performance
Universe. The Board discussed this performance with management and management explained that the primary driver of the Fund’s one- and three-year underperformance was stock selection in the consumer discretionary, information technology, financials, communication services and energy sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the addition of risk management personnel and research analysts. The Board noted that the Fund’s annualized total return for the one-year period ending December 31, 2024 was 11.36%. The Board concluded that the Fund’s Management Agreement should be continued
for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee

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and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of the other funds in each Fund’s respective Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Franklin Biotechnology Discovery Fund, Franklin Growth Opportunities Fund, Franklin Natural Resources Fund, Franklin
Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund - The Expense Group for the Franklin Biotechnology
Discovery Fund included the Fund and nine other health/biotechnology funds. The Expense Group for the Franklin Growth
Opportunities Fund included the Fund and 11 other multi-cap growth funds. The Expense Group for the Franklin Natural
Resources Fund included the Fund, five other global natural resources funds and four natural resources funds. The Expense
Group for the Franklin Small Cap Growth Fund included the Fund and 12 other small-cap growth funds. The Expense Group for the Franklin Small-Mid Cap Growth Fund included the Fund, 11 other mid-cap growth funds and one small-cap growth fund.
The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable.
Franklin Core Plus Bond Fund - The Expense Group for the Fund included the Fund and 15 core plus bond funds. The
Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of the Expense
Group. The Board also noted that the Management Rate for the Fund was only one basis point above the median. The Board discussed these expenses with management and management noted that, effective January 1, 2025, it had implemented a 58 basis points total operating expense cap (management fee and other expenses, excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs) for the Fund to reduce fees. After consideration of the above, the
Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that each Fund, except the Franklin
Biotechnology Discovery Fund and Franklin Natural Resources Fund, had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FSS-AFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 26, 2025